OMB APPROVAL

OMB Number:
3235-0570

Expires: August
31, 2020

Estimated average
burden hours per
response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to December 31, 2017

Item 1. Reports to Stockholders

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Funds

Annual Report

December 31, 2017

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders

Fellow Investors,

Being an investor isn’t always easy. A long-term view, consistency and commitment can be vitally important to wealth creation. Daily headlines and speculation move markets on a short-term basis. While seemingly amplified today, this type of noise has been, and always will be, present. Consequently, it remains critical to have a thoughtful financial plan, realistic goals and timelines, and regular check-ins with your financial advisor.

That said, the past 12 months ending December 31, 2017 have arguably been a relatively tame period in which to be a patient and resolute investor. We don’t get to say that often so please consider some of these facts:

• All major asset classes were positive from January 1, 2017 to December 31, 2017. Global equity markets were up double digits, fixed income shareholders were rewarded with price appreciation across the spectrum, and diversifying real assets contributed, too.

• Volatility, as measured by the CBOE VIX, has been very low relative to historical averages. The calendar year-to-
date as of December 31 has seen the fewest number of 1% daily moves in the S&P500® Index in 30 years.

• Global growth has been steady.

At Russell Investments, we expect a return of market volatility to levels more consistent with historical norms. After all, the current U.S. stock market rally became the second longest and third strongest on record since 1936 on December 31,
2017. This has led U.S. stocks to become more fully valued. The Cyclically Adjusted Price to Earnings Ratio (CAPE)
stood at 33.2 as of December 2017, putting the U.S. stock market among the most expensive markets since this data started being tracked in 1926. As the saying goes, “History doesn’t repeat itself, but often it does rhyme.” In past periods of expensive U.S. equity markets, prices had very little upward potential left—low single digit returns. The
Federal Reserve has begun the process of raising interest rates and unwinding its balance sheet—reversing the years of accommodative monetary policy instituted in response to the Global Financial Crisis. Even though fixed income markets have remained resilient so far, the simple math of fixed income suggests that bond prices will come under pressure as yields continue to rise.

Of course, it’s important to remember that markets and geopolitical events will test investors’ resolve every single year.
The past 12 months’ uncertainty surrounding important elections in France, the United Kingdom, South Korea, and mounting geopolitical tensions between North Korea and the U.S. were no exception. Exceptional investors, however, are those who look past the short-term uncertainties and have the commitment to stick with their long-term plan.

In this type of environment, we believe that investors who work with a trusted financial advisor to develop—and stick with—a financial plan, realistic goals and timelines, will be most resilient. In addition, although diversification can’t guarantee a profit or avoid losses, experience suggests that globally-diversified multi-asset portfolios further help investors stay the course when markets get choppy. The following pages provide additional insights on the markets and the performance of Russell Investments Funds (RIF) for the fiscal year ending December 31, 2017.

Russell Investments has an extensive, proud heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve financial security.

President and Chief Executive Officer, Russell Investment Funds

1 Represented by Russell 1000® Index up 21.69%, MSCI EAFE Index up 25.03%, MSCI Emerging Markets Index up 37.28% (as of 12/31/2017)

2 Represented by Bloomberg Barclays U.S. Aggregate Bond Index up 3.54%, ICE BofA Merill Lynch Global High Yield Index up 10.20%, Bloomberg
Barclays 1-10 Year Municipal Blend Index up 3.49% (as of 12/31/2017)

3 Represented by Bloomberg Commodity Index up 1.70%, S&P Global Infrastructure Index up 19.07%, FTSE EPRA/NAREIT Developed Index up
10.36%(as of 12/31/2017)

To Our Shareholders 3

Russell Investment Funds

Market Summary as of December 31, 2017 (Unaudited)

U.S. Equity Markets
Broadly measured by the Russell 3000® Index, U.S. stocks returned 21.13% for the one-year period, which is the ninth straight fiscal year ending December 31st that the Russell 3000® Index has finished with a positive absolute return. The
Russell 3000® Index finished with a positive absolute return in each of the fiscal year’s twelve months.

Within U.S. large capitalization stocks, factors that were rewarded during the fiscal year included high beta (beta is a measure of a stock’s sensitivity to the direction of the market), high historical earnings growth, and the largest capitalization stocks. Factors that trailed the market included high dividend yield, low price-to-book ratios, and high earnings variability.
Additionally, dynamic stocks outperformed defensive stocks and growth stocks outperformed value stocks across all market capitalization tiers excluding mid cap. From a sector perspective, information technology, materials, and consumer discretionary outperformed the Russell 1000® Index by 16.83%, 2.02%, and 1.69%, respectively. Sectors that failed to find traction during the one-year period were energy, telecommunication services, and real estate, trailing by 23.25%, 23.20%, and 11.76%, respectively.

The U.S. large cap equity market started off 2017 very strong with the Russell 3000® Index gaining 5.74% from January through March. The Fed raised its benchmark interest rate by another 25 basis points in March on the back of positive economic data. However, the interest rate hike was accompanied by dovish language from the Fed which put into question how many additional rate hikes there might be in 2017. Additionally, the post-Trump risk rally lost some steam in the latter stages of the period after the new health care bill failed to repeal and replace Obama Care. Retail sales slowed down in February, however inflation ticked upward to 2.7% year-over-year. In addition, the February non-farm payrolls figure beat expectations yet again and pushed the unemployment rate down to 4.7%. The U.S. GDP growth rate was also revised slightly higher to 2.1% for the fourth quarter of 2016.

The Russell 3000® Index increased 3.02% from April through June. While U.S. economic data came in slightly softer than expected over the period, it was enough for the Fed to raise its short-term interest rate in June. Over the period, oil prices trended lower and the U.S. dollar was weak compared to most major currencies. Retail sales slowed down in
May, while inflation also slipped lower to 1.9%, moderately under the Fed’s 2.0% target rate. Meanwhile, May non-farm payrolls grew less then consensus and the unemployment rate fell to 4.3%. Additionally, the U.S. economy expanded faster than  initially  reported during the first quarter (1.4% quarter-over-quarter), following an upward revision to secondary estimates of 1.2%. The Fed raised short-term interest rates by a further 25 basis points to 1.25% as widely expected and maintained its forecast for one more rate hike in 2017. Fed Chair Janet Yellen also added that the bank would start unwinding its $4.5 trillion balance sheet later in the year by reducing reinvestment of maturing bonds.

The Russell 3000® Index climbed 4.57% from July through September. U.S. political uncertainty, escalating geopolitical tension in the Korean peninsula and tropical hurricanes rattled investors. However, a strengthening economic backdrop influenced a risk-on market environment which also contributed to the Fed developing a slightly more hawkish outlook.
Over the period, commodity prices stabilized while a sluggish U.S. dollar lifted a basket of global currencies. In the U.S., the latest non-farm payrolls figure continued to point towards a healthy jobs market, although the unemployment rate ticked higher to 4.4%. Retail sales slowed to 3.2% year-over-year, but inflation edged higher to 1.9% year-over-year, still under the Fed’s 2.0% target rate. However, the second quarter U.S. economic growth rate was finalized at a strong 3.1%
quarter-over-quarter. Toward the end of the quarter, initial details were released on a potential tax reform plan which was viewed favorably by market participants.

The Russell 3000® Index continued its upward trend ending the October through December time period up 6.34%.
Investors gravitated toward larger market capitalization growth stocks which outpaced most other groups as the third quarter reporting season surprised to the upside in terms of earnings growth, sales growth, and profit margins. In the beginning of December, the Fed raised short-term interest rates by a further 25 basis points to 1.50% as widely expected and maintained its forecast of three additional rate hikes in 2018. Toward the end of the December, the approval of the much-anticipated tax package also added to the positive sentiment within equity markets. Additionally, incentives to

4 Market Summary

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

invest and repatriate overseas profits included in the broader tax legislation were viewed as allowing U.S. companies to more easily pursue growth strategies.

Non-U.S. Developed Equity Markets
For the fiscal year ended December 31, 2017, developed non-U.S. equity markets, as measured by the Russell Developed
ex-U.S. Large Cap® Index (the “Index”), were up 25.46%. Key drivers of market performance were the U.S. presidential election, improving global growth, especially in emerging markets and the Eurozone, increases in government bond yields and the Trump administration’s tax reform bill.

Amid the improving global growth outlook, momentum, growth and quality factors had the strongest outperformance during the fiscal year followed by a modest outperformance of value factor as investors chased cheaper, cyclical stocks and stocks with high earnings expectations. Sectors with high growth expectations such as technology, industrials and materials were rewarded during the period while the more defensive sectors such as consumer staples, utilities and health care suffered.
Energy stocks also underperformed as commodity prices continued to face pressure from excess supply.

In the first quarter of the fiscal year, the Fed met expectations and raised its benchmark rate by another 25 basis points in light of further positive economic data, following a similar rate increase in December 2016. Additionally, a post-Trump risk rally lost some steam in the latter stages of the period, after President Trump lost support from his own Republican party for his health care bill. In Europe, UK Prime Minister Theresa May triggered Article 50 to officially start “Brexit” negotiations, while investors held caution over electoral developments in the Netherlands, France and Germany. Over the period, oil prices trended lower while a weaker U.S. dollar lifted emerging market currencies. While markets ground higher during this period, investor sentiment became more cautionary, avoiding areas like energy and materials.

In the second quarter of the fiscal year, U.S. economic data came in slightly softer than expected. However, it was enough for the Fed to raise its benchmark rate for the second time in 2017. In Europe, Emmanuel Macron became France’s new
President while the general election in the UK resulted in a challenging “hung Parliament”. Over the period, oil prices continued their trend lower along with a weakening U.S. dollar against a basket of currencies. The easing political tension in Europe rewarded the value factor and financial companies in particular.

In the third quarter of the fiscal year, U.S. federal political dysfunction, escalating geopolitical tension in the Korean peninsula and tropical hurricanes rattled investors. However, a strengthening economic backdrop engendered a risk-on market environment, and informed developed central banks who became more comfortable with a more hawkish outlook.
Over the period, commodity prices stabilized, rewarding energy stocks. The technology sector continued a strong run as evidence of disruption in traditional sectors such as retail drove investor sentiment.

In the fourth quarter of the fiscal year, U.S. President Donald Trump experienced his first major legislative victory with a tax reform deal. Furthermore, strong economic growth in the third quarter paved the way for the Fed to raise its key interest rate for a third time in December from 1.25% to 1.50%. A combination of strong economic growth and positive expectations from tax reform led the U.S. markets higher during the quarter. Across the Atlantic, British Prime Minister
Theresa May struck a last-minute deal with the EU to move Brexit talks forward and in November the Bank of England also raised interest rates for the first time in a decade whilst inflation hit 3.1%. Europe ex-UK and the UK were the biggest underperformers during the quarter.

Emerging markets and Asia ex-Japan were the stand out non-U.S. markets over the fiscal year, as improving economic fundamentals along with a weaker U.S. dollar were tailwinds. Conversely, the UK, Europe ex-UK and Canada were the biggest laggards.

Emerging Markets
The Russell Emerging Markets® Index, as measured in U.S. dollar terms (the “Index”), gained 36.3% over the fiscal year ended December 31, 2017. The asset class remained buoyant in a period where global growth forecasts were upgraded and

Market Summary 5

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

inflation remained low. Many emerging countries started to see green shoots as they rebounded from their cyclical lows, benefiting from lower interest rates and improving economic growth. The U.S. dollar weakened against most emerging market currencies, despite increasing U.S. interest rates. The U.S. Federal Reserve’s approach was more dovish than expected by the market which benefited emerging market currencies.

The Index surged 11.7% in the first quarter of 2017, outperforming developed markets as investor appetite for perceived riskier investments returned. India (19.3%) was the strongest-performing country as Prime Minister Modi’s Party won key state elections, with the victories demonstrating strong domestic support for Modi’s free-market reform programs.
Mexico (16.4%) rebounded where the peso was among the best-performing currencies against the U.S. dollar as the Trump administration softened its rhetoric towards the country. South Africa (4.4%) underperformed as speculation surrounding the independence of the Treasury following the removal of respected finance minister Pravin Gordhan and replacement of nine other cabinet ministers by President Zuma weighed on sentiment and the value of the rand. After its 2016 rally, Russia
(-2.5%) returned some of its strong performance as hopes of potentially warmer relations and easing of sanctions with the
U.S. following Trump’s election victory partially dissipated.

The Index continued its 2017 rally in the second quarter with a 5.6% climb as sentiment towards the asset class remained buoyant. A weaker U.S. dollar was a further tailwind, although it was another negative and volatile period for the price of oil. Emerging Europe (ex-Russia) was the best performing region in emerging markets, following the market-friendly
French Presidential election result. This included Hungary (18.9%), Poland (13.5%) and the Czech Republic (13.1%).
Greece was the strongest-performing country after a 31.9% surge. This came as a deal with its creditors on economic reforms was agreed after protracted negotiations, which enabled the release of the next bailout tranche. Asian countries also outperformed over the period. Both India (3.3%) and South Africa (2.6%) lagged the overall benchmark return. In
India, first quarter GDP growth was the weakest in two years at 6.1% year-over-year, as the full impact of Prime Minister
Modi’s demonetisation policy began to come through. The government withdrew the 500 and 1000 rupee notes overnight to crack down on the black market. South Africa underperformed in a period where President Zuma survived his ANC party vote of no confidence. Natural resource and energy-driven markets were the weakest performing for the quarter as these sectors underperformed the market, particularly Russia (-9.7%) and Brazil (-6.7%).

The Index increased 7.4% in the third quarter of 2017. Sentiment towards the asset class remained buoyant amid a tepid global inflation environment. A weaker U.S. dollar and stable oil prices underpinned investor confidence. However, the market edged lower in September amid a more hawkish outlook from the U.S. Federal Reserve and increased geopolitical tensions within the Korean peninsula. Brazil (23.5%) rebounded from a weak second quarter driven by the improved political environment where congress’ lower house voted down corruption charges against President Temer to keep him in power. China (13.7%) outperformed, driven by Internet stocks, the strongest-performing sector. Russia climbed 15.5% in a strong period for the energy sector. Elsewhere, Eastern European countries continued their healthy 2017 performance, including the Czech Republic (11.3%), Hungary (9.7%) and Poland (8.8%) on robust macro numbers. South Korea (1.6%)
was hampered by heightened political tensions between North Korea and the U.S. Mexico (0.8%) underperformed as
NAFTA renegotiations remained strained. The country was also hit by a series of earthquakes which weighed on investor confidence. Overall, Greece was the worst-performing country ahead of November’s bailout review with its creditors. The market slipped 8.8% as banking stocks slumped on possible new European Central Bank and International Monetary Fund
stress tests.

The Index increased 7.7% in the final quarter of 2017. South Africa was the standout performer over the period, as the market surged 21.4% in reaction to political developments. The South African rand strengthened over the period, boosted by Moody’s maintaining the country’s Baa3 investment-grade rating. India also surged (13.8%) as the government announced plans to inject $32 billion into state controlled banks. In Korea (13.1%), the government announced plans to increase spending and raise the minimum wage, which helped to increase consumer confidence to its highest level since
2010. The market was further buoyed by news that South Korea and China agreed to normalize relations following an

6 Market Summary

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

earlier fallout over the installation of the U.S. anti-missile system in South Korea. Greece (10.6%) recovered from a weak third quarter, as the government agreed to additional reforms in the latest bailout review with its creditors, which allowed the release of the next tranche of funds. Mexico (-8.4%) was the worst-performing country, as it continued to suffer from peso weakness driven by strained discussions on the future of the North American Free Trade Agreement. Brazil (-2.4%)
suffered from weakness in the real. Investors appeared disappointed that the much-anticipated pension reform bill was watered down and delayed until February 2018.

U.S./Global Fixed Income Markets
The fiscal year ended December 31, 2017 was characterized by a risk on rally that saw both U.S. and European credit spreads tighten, global growth improve and conducive monetary policies from central banks. Overall, this proved positive for fixed income sectors around the globe. The U.S. yield curve saw interest rates rise for the fiscal year with the short end of the curve rising 88 basis points on a 3-month treasury bill, while the 10-year treasury bond interest rate was flat. The
German Bund saw a parallel shift upwards in interest rates during 2017 and the British Gilt saw interest rates rise on the short end of the curve and fall on the longer end. The U.S. experienced the largest interest rate moves as the U.S. Federal
Reserve (the “Fed”) raised interest rates three times during the year. Europe had historically low interest rates during the fiscal year as the European Central Bank (“ECB”) kept rates low and continued with their quantitative easing program, although it was cut in half to 30 billion euros per month in October. Corporate and high yield spreads grinded tighter on the back of strong demand and the positive global growth backdrop. A key indicator of global fixed income performance, the Bloomberg Barclays Global Aggregate Bond Index, returned 7.39% for the fiscal year, in U.S. dollar-hedged terms. The index had a strong year due to increasing demand, monetary policy remaining accommodative, and the lack of geopolitical fears being realized.

The Bloomberg Barclays Pan-European Aggregate Bond Index returned 14.21% during the period in U.S. dollar-hedged terms, but most of that return was due to the euro appreciating 14.15% against the U.S. dollar. The U.S., in comparison, returned 3.54% during the fiscal year as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. In Europe,
treasuries underperformed the aggregate while financials in the corporate sector was a leading segment. In the U.S., the corporate market performed strongly led by lower quality bonds and strong demand from oversees. The U.S. dollar depreciated against most European currencies, due to improving growth across Europe and the victory of political candidates that support the European Union.

In the U.S., economic data remained broadly positive, with solid nonfarm payroll gains and a steady decline in the unemployment rate to decade lows of 4.1%. Gross domestic product (“GDP”) growth had readings over 3.0% for both the second and third quarter 2017, after it had dipped below 1.5% in the first quarter of 2017. The Consumer Price Index
(“CPI”) started the fiscal year strong at above 2.0% and was a contributing factor as the Fed raised rates, but as the CPI fell during the year below the Fed’s long-term target of 2.0%, it becomes the Fed’s largest concern.

In Europe, the concerns about a “hard Brexit” diminished over the period, while most of Europe welcomed Emmanuel
Macron’s victory in the French presidential elections. The Bloomberg Barclays Euro Aggregate Corporate Index returned
3.5% over equivalent duration government bonds during the period as financials improved and GDP rose from 1.4% to
2.3% during the fiscal year. The European banking sector had a setback in 2nd quarter 2017 as three banks declared bankruptcy.

Emerging markets were one of the strongest sectors in 2017 as the U.S. dollar depreciated, global growth was above-
trend and major central bank monetary policy settings were accommodative. Emerging market (“EM”) debt outperformed developed markets (the Bloomberg Barclays EM Hard Currency Aggregate Bond Index returned 9.61%) as there was high demand for yield. Local currency EM bonds (those issued in the issuing country’s own currency) were extremely strong (the Bloomberg Barclays EM Local Currency Government Bond Index returned 14.27%) due to the depreciation of the U.S. dollar versus a basket of emerging market currencies. The Czech koruna and Polish zloty both appreciated over

Market Summary 7

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

20% during the year as the koruna was unpegged from the euro and the zloty appreciated on the back of the strong Polish economy and the appreciation in the euro.

Strong global corporate new issuance volumes continued in the fiscal year along with seemingly endless demand from overseas buyers. Overall, corporate credit was up globally (the Bloomberg Barclays Global Aggregate Corporate Bond
Index returned 9.09%), with particularly strong performance out of the utilities sector of the market. The best performers in the index were lower quality issues (BBB cohorts and below), longer maturities (7+ years) and higher beta countries
(Austria and Italy).

High yield corporate credit was among the best-performing segments of the global market (the Bloomberg Barclays Global
High Yield Bond Index returned 10.43%). High yield spreads tightened over the fiscal year due to the strong global economy and investors searching for the slightest advantage in yields. The interest coverage ratio improved over the year while the default rate for high yield securities fell, which were both positive factors.

8 Market Summary

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

U. S. Strategic Equity Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	20.80%		1 Year	21.69%
5 Years	14.94	%§	5 Years	15.71	%§
10 Years	7.59	%§	10 Years	8.59	%§

U.S. Strategic Equity Fund 9

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The U. S. Strategic Equity Fund (the “Fund”) employs a multi-	value stocks across all market capitalization tiers excluding mid
manager approach whereby portions of the Fund are allocated	cap. From a sector perspective, information technology, materials,
to different money manager strategies. Fund assets not allocated	and consumer discretionary outperformed the Russell 1000®
to money managers are managed by Russell Investment	Index by 16.83%, 2.02%, and 1.69%, respectively. Sectors that
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	failed to find traction during the one-year period were energy,
the allocation of the Fund’s assets among money managers at	telecommunication services, and real estate, trailing by 23.25%,
any time. An exemptive order from the Securities and Exchange	23.20%, and 11.76%, respectively.
Commission (“SEC”) permits RIM to engage or terminate a money
manager at any time, subject to approval by the Fund’s Board,	How did the investment strategies and techniques employed
without a shareholder vote. Pursuant to the terms of the exemptive	by the Fund and its money managers affect its benchmark-
order, the Fund is required to notify its shareholders within 90	relative performance?
days of when a money manager begins providing services. As of	The Fund’s factor exposures detracted from benchmark-relative
December 31, 2017, the Fund had five money managers.	performance over the period, including tilts away from stocks with high valuations (high price-to-book ratios) and the largest market
What is the Fund’s investment objective?	capitalization stocks. However, a tilt away from stocks with high
The Fund seeks to provide long term capital growth.	financial leverage (high debt-to-capital ratios) was beneficial and

How did the Fund perform relative to its benchmark for the	helped to mitigate some of the underperformance. Industry group
fiscal year ended December 31, 2017?	allocation decisions also detracted, including an overweight to insurance and an underweight to technology hardware &
For the fiscal year ended December 31, 2017, the Fund gained	equipment. Stock selection within the industrials, real estate, and
20.80%. This is compared to the Fund’s benchmark, the Russell	consumer staples sectors contributed positively to performance
1000® Index, which gained 21.69% during the same period. The	over the one-year period.
Fund’s performance includes operating expenses, whereas index
returns are unmanaged and do not include expenses of any kind.	The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the
For the fiscal year ended December 31, 2017, the Morningstar®	individual portfolio securities for the assets assigned to them.
Insurance Large Blend Category, a group of funds that Morningstar	The Fund’s non-discretionary money managers provide a model
considers to have investment strategies similar to those of the	portfolio to RIM representing their investment recommendations,
Fund, gained 21.28%. This result serves as a peer comparison	based upon which RIM purchases and sells securities for the
and is expressed net of operating expenses.	Fund. Fund assets not allocated to discretionary money managers
RIM may assign a money manager a specific style or	include assets managed by RIM based upon model portfolios
capitalization benchmark other than the Fund’s index. However,	provided by non-discretionary money managers, the Fund’s cash
the Fund’s primary index remains the benchmark for the Fund	balances and assets which may be managed directly by RIM to
and is representative of the aggregate of each money manager’s	effect the Fund’s investment strategies and/or to actively manage
benchmark index.	the Fund’s overall exposures by investing in securities or other instruments that RIM believes will achieve the desired risk/
How did the market conditions described in the Market	return profile for the Fund.
Summary report affect the Fund’s performance?
Broadly measured by the Russell 3000® Index, U. S. stocks	With respect to certain of the Fund’s money managers, William
returned 21.13% for the one-year period, which is the ninth	Blair Investment Management, LLC was the best performing
straight calendar year that the Russell 3000® Index has finished	manager for the period and outperformed the Russell 1000®
with a positive absolute return. The Russell 3000® Index finished	Growth Index. Factor exposures were rewarded, including a tilt
with a positive absolute return in each of the calendar year’s	toward high forecasted growth and a tilt away from high financial
twelve months.	leverage (high debt-to-capital ratios) . Stock selection within the information technology, real estate, and health care sectors was
Within U. S. large capitalization stocks, factors that were rewarded	notably beneficial.
during the calendar year included high beta (beta is a measure of
a stock’s sensitivity to the direction of the market), high historical	Jacobs Levy Equity Management, Inc. had the lowest absolute
earnings growth, and the largest capitalization stocks. Factors that	return for the period, although they still outperformed the
trailed the market included high dividend yield, low price-to-book	Russell 1000® Value Index. Factor exposures were rewarded,
ratios, and high earnings variability. Additionally, dynamic stocks	including a tilt toward high beta stocks and a tilt away from the
outperformed defensive stocks and growth stocks outperformed	highest dividend yield stocks. An overweight to the information

10 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

technology sector and an underweight to the consumer staples
sector contributed positively to performance. Stock selection	There were no changes to the Fund’s structure or the money
within the financials, health care, and consumer staples sectors	manager line up during the calendar year.
detracted.
Money Managers as of December 31,
RIM manages a 14% (effective December 31, 2017) strategic	2017	Styles
allocation to a positioning strategy to seek to achieve the desired
Barrow, Hanley, Mewhinney & Strauss, LLC Value
risk/return profile for the Fund. The positioning strategy utilizes	Jacobs Levy Equity Management, Inc.	Value
the output from a quantitative model to seek to position the portfolio	Mar Vista Investment Partners, LLC	Market-Oriented
to meet RIM’s overall preferred positioning. The positioning	Suffolk Capital Management LLC	Market-Oriented
strategy underperformed the Russell 1000® Index during the	William Blair Investment Management, LLC Growth
one-year period. Factor exposures were mixed, as a tilt toward	The views expressed in this report reflect those of the
the largest market capitalization stocks was rewarded while a tilt	portfolio managers only through the end of the period
away from the highest beta stocks detracted. Overweights to the	covered by the report. These views do not necessarily
telecommunication services and consumer staples sectors notably	represent the views of RIM, or any other person in RIM or
detracted during the year.	any other affiliated organization. These views are subject to
During the period, RIM used index futures contracts to equitize	change at any time based upon market conditions or other
the Fund’s cash. The decision to equitize the Fund’s cash was	events, and RIM disclaims any responsibility to update the
beneficial to the Fund’s absolute performance for the calendar	views contained herein. These views should not be relied
year as the market had a positive absolute return.	on as investment advice and, because investment decisions
for a Russell Investment Funds (“RIF”) Fund are based on
Describe any changes to the Fund’s structure or the money	numerous factors, should not be relied on as an indication
manager line-up.	of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

U.S. Strategic Equity Fund 11

Russell Investment Funds
U.S. Strategic Equity Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,108.30	$1,020.97
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.46	$4.28
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

12 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.8%			Molson Coors Brewing Co. Class B	2,827	232
Consumer Discretionary - 9.6%			Mondelez International, Inc. Class A	70,423	3,014
Amazon. com, Inc. (Æ)	6,380	7,461	Monster Beverage Corp. (Æ)	36,026	2,280
Aramark	3,161	135	PepsiCo, Inc.	26,997	3,238
Arconic, Inc.	9,900	270	Philip Morris International, Inc.	51,187	5,408
Brunswick Corp.	2,400	133	Procter & Gamble Co. (The)	2,500	230
Carnival Corp.	8,393	557	Tyson Foods, Inc. Class A	12,634	1,024
Carter's, Inc.	315	37	Unilever NV	48,476	2,729
CBS Corp. Class B	20,826	1,229
Cooper-Standard Holdings, Inc. (Æ)	3,030	371			24,311
Dollar Tree, Inc. (Æ)	33,020	3,543
DR Horton, Inc.	26,561	1,357	Energy - 7.2%
			Anadarko Petroleum Corp.	10,300	552
eBay, Inc. (Æ)	13,784	520	Andeavor(Æ)	2,041	233
Estee Lauder Cos. , Inc. (The) Class A	13,187	1,678	Arch Coal, Inc. (Æ)	6,000	559
Ford Motor Co.	104,200	1,301	BP PLC - ADR	58,018	2,438
Fortune Brands Home & Security, Inc.	463	32	Chevron Corp.	47,479	5,945
GameStop Corp. Class A	2,573	46	Cimarex Energy Co.	3,130	382
Garmin, Ltd.	1,124	67	ConocoPhillips	17,298	949
General Motors Co.	38,178	1,565	Core Laboratories NV	16,779	1,838
Goodyear Tire & Rubber Co. (The)	1,155	37	EOG Resources, Inc.	12,293	1,327
Graham Holdings Co. Class B	565	315	Exxon Mobil Corp.	57,602	4,819
Home Depot, Inc. (The)	5,713	1,083	First Solar, Inc. (Æ)	9,232	623
Hyatt Hotels Corp. Class A(Æ)	1,392	102	Kosmos Energy, Ltd. (Æ)	10,300	71
International Game Technology PLC	4,100	109	Marathon Petroleum Corp.	20,439	1,348
Lear Corp.	942	166	National Oilwell Varco, Inc.	27,900	1,005
Madison Square Garden Co. (The) Class A(Æ)	4,240	894	Occidental Petroleum Corp.	39,685	2,924
McDonald's Corp.	7,352	1,266	Peabody Energy Corp. (Æ)	5,100	201
MGM Resorts International	36,081	1,205	Phillips 66	26,001	2,630
Michael Kors Holdings, Ltd. (Æ)	8,800	554	Royal Dutch Shell PLC Class A - ADR	18,760	1,251
Netflix, Inc. (Æ)	4,101	787	Schlumberger, Ltd.	26,825	1,808
NVR, Inc. (Æ)	12	42	Transocean, Ltd. (Æ)	16,052	171
O'Reilly Automotive, Inc. (Æ)	5,492	1,321	Valero Energy Corp.	18,246	1,677
PulteGroup, Inc.	5,088	169	World Fuel Services Corp.	11,673	328
PVH Corp.	1,741	239
Service Corp. International	4,222	158			33,079
Sirius XM Holdings, Inc.	76,900	412
Starbucks Corp.	74,327	4,269	Financial Services - 21.2%
Tapestry, Inc.	24,468	1,082	Affiliated Managers Group, Inc.	7,564	1,553
Target Corp.	18,576	1,212	Aflac, Inc.	1,759	154
Time Warner, Inc.	6,729	616	Allstate Corp. (The)	12,055	1,262
Vail Resorts, Inc.	4,377	930	Ally Financial, Inc.	7,074	206
Wal-Mart Stores, Inc.	33,222	3,281	American Express Co.	27,138	2,695
Walt Disney Co. (The)	28,725	3,088	American International Group, Inc.	22,200	1,323
Whirlpool Corp.	3,221	543	American National Insurance Co.	1,044	134
Yum China Holdings, Inc.	7,774	311	American Tower Corp. (ö)	27,755	3,960
			Aspen Insurance Holdings, Ltd.	13,100	532
		44,493	Assured Guaranty, Ltd.	3,619	123
			Athene Holding, Ltd. Class A(Æ)	8,410	435
Consumer Staples - 5.3%			Axis Capital Holdings, Ltd.	10,980	552
Altria Group, Inc.	25,163	1,797	Bank of America Corp.	187,858	5,545
Archer-Daniels-Midland Co.	31,532	1,264	Bank of New York Mellon Corp. (The)	12,949	697
Bunge, Ltd.	15,537	1,042	BB&T Corp.	823	41
Coca-Cola Co. (The)	3,242	149	Berkshire Hathaway, Inc. Class B(Æ)	31,846	6,313
Colgate-Palmolive Co.	7,100	536	Broadridge Financial Solutions, Inc.	3,297	299
Constellation Brands, Inc. Class A	3,458	790	Capital One Financial Corp.	22,983	2,288
Hershey Co. (The)	293	33	Cboe Global Markets, Inc.	3,020	376
Ingredion, Inc.	1,485	208	CBRE Group, Inc. Class A(Æ)	5,700	247
JM Smucker Co. (The)	836	104	Citigroup, Inc.	30,530	2,271
Kraft Heinz Co. (The)	2,990	233	Citizens Financial Group, Inc.	18,330	769

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 13

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Comerica, Inc.	9,800	851	Align Technology, Inc. (Æ)	463	103
Discover Financial Services	14,200	1,092	Allergan PLC(Æ)	13,726	2,246
Duke Realty Corp. (ö)	16,800	457	Allscripts Healthcare Solutions, Inc. (Æ)	27,228	396
Dun & Bradstreet Corp. (The)	2,290	271	Amgen, Inc.	1,385	241
E*Trade Financial Corp. (Æ)	18,798	931	Anthem, Inc. (Æ)	7,903	1,778
Equity Residential(ö)	15,000	957	Baxter International, Inc.	21,144	1,367
Essex Property Trust, Inc. (ö)	2,810	678	Becton Dickinson and Co.	796	170
Fidelity National Information Services, Inc.	3,151	296	Biogen, Inc. (Æ)	3,857	1,229
First Republic Bank	12,433	1,077	Bio-Rad Laboratories, Inc. Class A(Æ)	1,077	257
Fiserv, Inc. (Æ)	1,154	151	Bio-Techne Corp. (Æ)	2,190	284
Global Payments, Inc.	301	30	Bristol-Myers Squibb Co.	17,000	1,042
Goldman Sachs Group, Inc. (The)	6,024	1,535	Bruker Corp.	7,764	266
Hartford Financial Services Group, Inc.	38,365	2,159	Cardinal Health, Inc.	28,250	1,731
HCP, Inc. (ö)	44,856	1,170	Celgene Corp. (Æ)	11,930	1,245
Intercontinental Exchange, Inc.	23,605	1,666	Centene Corp. (Æ)	3,074	310
Jack Henry & Associates, Inc.	2,035	238	Cerner Corp. (Æ)	461	31
JPMorgan Chase & Co.	73,364	7,845	Charles River Laboratories International,
KeyCorp	96,386	1,944	Inc. (Æ)	440	48
Lazard, Ltd. Class A	1,027	54	Cigna Corp.	2,043	415
Leucadia National Corp.	2,750	73	Eli Lilly & Co.	3,086	261
Loews Corp.	33,441	1,673	Endo International PLC(Æ)	17,300	134
M&T Bank Corp.	6,996	1,196	Envision Healthcare Corp. (Æ)	1,995	69
Markel Corp. (Æ)	3,724	4,241	Express Scripts Holding Co. (Æ)	20,655	1,542
MasterCard, Inc. Class A	18,140	2,745	Gilead Sciences, Inc.	2,536	182
MetLife, Inc.	7,600	384	Henry Schein, Inc. (Æ)	866	61
Moody's Corp.	15,854	2,340	Humana, Inc.	3,008	747
Morgan Stanley	20,371	1,069	Illumina, Inc. (Æ)	388	85
Morningstar, Inc.	959	93	Intuitive Surgical, Inc. (Æ)	525	192
Nasdaq, Inc.	1,319	101	Johnson & Johnson	52,684	7,359
New York Community Bancorp, Inc.	30,744	400	Laboratory Corp. of America Holdings(Æ)	1,642	262
Northern Trust Corp.	11,300	1,129	LifePoint Health, Inc. (Æ)	2,447	122
PayPal Holdings, Inc. (Æ)	3,501	258	Mallinckrodt PLC(Æ)	6,400	144
PNC Financial Services Group, Inc. (The)	15,219	2,196	McKesson Corp.	8,974	1,400
Popular, Inc.	10,200	362	Medtronic PLC	11,354	916
Progressive Corp. (The)	39,356	2,217	Merck & Co. , Inc.	77,999	4,387
Prudential Financial, Inc.	11,400	1,311	PerkinElmer, Inc.	3,848	281
Reinsurance Group of America, Inc. Class A	5,320	830	Pfizer, Inc.	71,691	2,596
Santander Consumer USA Holdings, Inc.	5,900	110	Qiagen NV(Æ)	5,854	181
SBA Communications Corp. (Æ)(ö)	7,655	1,251	Quest Diagnostics, Inc.	2,546	251
SL Green Realty Corp. (ö)	8,500	858	Sage Therapeutics, Inc. (Æ)	3,064	505
State Street Corp.	37,062	3,617	Sanofi - ADR	23,603	1,015
SunTrust Banks, Inc.	18,916	1,222	Steris PLC	967	85
Total System Services, Inc.	1,968	156	Stryker Corp.	5,794	898
US Bancorp	49,974	2,678	Teleflex, Inc.	204	51
Vantiv, Inc. Class A(Æ)	841	62	Thermo Fisher Scientific, Inc.	1,442	274
Visa, Inc. Class A	21,138	2,411	United Therapeutics Corp. (Æ)	355	53
Voya Financial, Inc.	18,600	920	UnitedHealth Group, Inc.	21,024	4,634
Wells Fargo & Co.	84,986	5,157	Universal Health Services, Inc. Class B	1,799	204
XL Group, Ltd.	51,040	1,795	Varian Medical Systems, Inc. (Æ)	296	33
		98,032	WellCare Health Plans, Inc. (Æ)	2,728	549
			West Pharmaceutical Services, Inc.	302	30
Health Care - 10.6%			Zoetis, Inc. Class A	38,184	2,750
Abbott Laboratories	20,470	1,168			48,738
AbbVie, Inc.	1,025	99
Aerie Pharmaceuticals, Inc. (Æ)	20,514	1,226	Materials and Processing - 3.0%
Aetna, Inc.	1,047	189	Ashland Global Holdings, Inc.	11,909	848
Agilent Technologies, Inc.	3,391	227	Ball Corp. (Æ)	1,475	56
Akorn, Inc. (Æ)	12,929	417	Berry Plastics Group, Inc. (Æ)	2,443	143

See accompanying notes which are an integral part of the financial statements.

14 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Celanese Corp. Class A	9,350	1,001	IHS Markit, Ltd. (Æ)	4,998	226
Crown Holdings, Inc. (Æ)	1,009	57	Jacobs Engineering Group, Inc.	12,500	825
Domtar Corp.	5,152	255	JB Hunt Transport Services, Inc.	291	33
DowDuPont, Inc.	32,919	2,345	Johnson Controls International PLC(Æ)	52,258	1,992
Ecolab, Inc.	18,173	2,439	Kansas City Southern	13,122	1,381
Hexcel Corp.	14,344	887	Kirby Corp. (Æ)	989	66
Huntsman Corp.	3,100	103	Korn/Ferry International	1,600	66
International Flavors & Fragrances, Inc.	1,272	194	L3 Technologies, Inc.	1,795	355
LyondellBasell Industries NV Class A	652	72	Landstar System, Inc.	311	32
Monsanto Co.	3,476	406	Lockheed Martin Corp.	2,452	787
NewMarket Corp.	76	30	ManpowerGroup, Inc.	8,466	1,067
Owens Corning	11,871	1,091	Mettler-Toledo International, Inc. (Æ)	3,217	1,993
Packaging Corp. of America	266	32	Navistar International Corp. (Æ)	1,300	56
PPG Industries, Inc.	9,970	1,165	Norfolk Southern Corp.	14,873	2,155
Praxair, Inc.	16,479	2,549	Northrop Grumman Corp.	1,763	541
Sonoco Products Co.	1,238	66	Old Dominion Freight Line, Inc.	828	109
Tahoe Resources, Inc.	60,615	290	Orbital ATK, Inc.	1,927	253
		14,029	Paychex, Inc.	2,275	155
			Quanta Services, Inc. (Æ)	40,053	1,567
Producer Durables - 16.7%			Raytheon Co.	28,893	5,428
3M Co.	1,561	367	Republic Services, Inc. Class A	1,807	122
Accenture PLC Class A	15,138	2,318	Rockwell Automation, Inc.	6,471	1,271
Adient PLC	11,619	914	Rockwell Collins, Inc.	4,166	565
AECOM(Æ)	32,632	1,212	Roper Technologies, Inc.	10,766	2,788
AGCO Corp.	13,400	957	Rush Enterprises, Inc. Class A(Æ)	3,100	158
Ametek, Inc.	3,201	232	Ryder System, Inc.	5,300	446
Automatic Data Processing, Inc.	1,136	133	Sensata Technologies Holding NV(Æ)	48,164	2,462
Avery Dennison Corp.	2,564	295	Southwest Airlines Co.	25,342	1,659
Babcock & Wilcox Co. (The) Class W(Æ)	3,708	224	Spirit AeroSystems Holdings, Inc. Class A	2,829	247
Boeing Co. (The)	5,182	1,529	Square, Inc. Class A(Æ)	2,189	76
Booz Allen Hamilton Holding Corp. Class A	1,868	71	Stanley Black & Decker, Inc.	11,728	1,990
Carlisle Cos. , Inc.	277	31	Teledyne Technologies, Inc. (Æ)	256	46
Caterpillar, Inc.	4,310	679	Textron, Inc.	20,165	1,141
Copa Holdings SA Class A	1,430	192	TransDigm Group, Inc.	12,541	3,444
Copart, Inc. (Æ)	17,502	756	Union Pacific Corp.	18,531	2,485
CoStar Group, Inc. (Æ)	775	230	United Technologies Corp.	19,202	2,450
CSX Corp.	860	47	Verisk Analytics, Inc. Class A(Æ)	17,643	1,694
Cummins, Inc.	3,885	686	Waters Corp. (Æ)	908	175
Danaher Corp.	16,153	1,499	Werner Enterprises, Inc.	800	31
Delta Air Lines, Inc.	22,483	1,259	Xerox Corp.	17,400	507
Dover Corp.	320	32	XPO Logistics, Inc. (Æ)	45,452	4,163
Eaton Corp. PLC	3,243	256	Xylem, Inc.	15,326	1,045
EMCOR Group, Inc.	7,700	629			77,041
Evoqua Water Technologies Corp. (Æ)	712	17
Expeditors International of Washington, Inc.	2,546	165	Technology - 17.3%
FedEx Corp.	6,282	1,568	Adobe Systems, Inc. (Æ)	20,436	3,581
Fluor Corp.	17,900	925	Alibaba Group Holding, Ltd. - ADR(Æ)	6,314	1,089
Fortive Corp.	44,424	3,214	Alphabet, Inc. Class A(Æ)	3,731	3,930
General Dynamics Corp.	2,105	428	Alphabet, Inc. Class C(Æ)	6,757	7,070
General Electric Co.	54,165	945	Amdocs, Ltd.	9,214	603
Genpact, Ltd.	18,050	573	Amphenol Corp. Class A	2,969	261
Graco, Inc.	1,455	66	Analog Devices, Inc.	336	30
Heico Corp. Class A	2,216	175	Apple, Inc.	42,826	7,248
HEICO Corp.	2,343	221	Applied Materials, Inc.	2,883	147
Honeywell International, Inc.	38,589	5,919	Arista Networks, Inc. (Æ)	1,174	277
Hubbell, Inc. Class B	516	70	ARRIS International PLC(Æ)	14,200	365
Huntington Ingalls Industries, Inc.	300	71	Arrow Electronics, Inc. (Æ)	2,556	206
IDEX Corp.	638	84	Benchmark Electronics, Inc. (Æ)	800	23

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 15

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Broadcom, Ltd.	3,587	922	Centennial Resource Development, Inc. Class
CA, Inc.	5,291	176	A(Æ)	17,564		348
Cars. com, Inc. (Æ)	8,354	241	CenterPoint Energy, Inc.	2,357		67
Cisco Systems, Inc.	51,852	1,986	Consolidated Edison, Inc.	3,518		299
Cognizant Technology Solutions Corp. Class			Edison International	13,889		878
A	4,843	344	Entergy Corp.	21,107		1,718
CommScope Holding Co. , Inc. (Æ)	28,605	1,082	Exelon Corp.	8,669		342
Conduent, Inc. (Æ)	5,500	89	Great Plains Energy, Inc.	8,389		270
Corning, Inc.	11,477	367	Hawaiian Electric Industries, Inc.	10,452		378
DST Systems, Inc.	525	33	NiSource, Inc.	22,500		578
DXC Technology Co.	15,463	1,467	PG&E Corp.	14,600		655
EchoStar Corp. Class A(Æ)	4,001	240	Pinnacle West Capital Corp.	3,000		256
Electronic Arts, Inc. (Æ)	1,544	162	Southern Co. (The)	4,638		223
F5 Networks, Inc. (Æ)	1,012	133	Sprint Corp. (Æ)	21,100		124
Facebook, Inc. Class A(Æ)	38,094	6,722	T-Mobile US, Inc. (Æ)	12,703		807
FireEye, Inc. (Æ)	4,900	70	US Cellular Corp. (Æ)	6,100		230
Gartner, Inc. (Æ)	1,235	152	Verizon Communications, Inc.	35,824		1,895
Hewlett Packard Enterprise Co.	87,337	1,254	Vistra Energy Corp. (Æ)	8,000		147
HP, Inc. (Æ)	62,763	1,318				13,224
Intel Corp.	28,754	1,328

International Business Machines Corp.	8,493	1,303	Total Common Stocks
Intuit, Inc.	25,708	4,056
IPG Photonics Corp. (Æ)	1,018	218	(cost $335,466)			432,951
Jabil Circuit, Inc.	6,700	176
Juniper Networks, Inc.	37,825	1,078	Short-Term Investments - 6.0%
Lam Research Corp.	817	150	U. S. Cash Management Fund(@)	27,698,287	(8)	27,698
Leidos Holdings, Inc.	5,210	336	Total Short-Term Investments
Liberty Expedia Holdings, Inc. Class A(Æ)	5,351	237	(cost $27,699)			27,698
LogMeIn, Inc.	849	97
Marvell Technology Group, Ltd.	95,567	2,051	Total Investments 99.8%
Maxim Integrated Products, Inc.	3,453	181
Micron Technology, Inc. (Æ)	11,528	474	(identified cost $363,165)			460,649
Microsoft Corp.	86,612	7,409	Other Assets and Liabilities, Net
NetApp, Inc.	10,046	555	- 0.2%			1,078
Nuance Communications, Inc. (Æ)	10,800	177
NVIDIA Corp.	751	145	Net Assets - 100.0%			461,727
Oracle Corp.	108,938	5,150
Progress Software Corp.	4,900	209
Qorvo, Inc. (Æ)	1,249	83
QUALCOMM, Inc.	48,782	3,123
Red Hat, Inc. (Æ)	15,043	1,807
Salesforce. com, Inc. (Æ)	5,759	589
Skyworks Solutions, Inc.	1,417	135
Synopsys, Inc. (Æ)	13,746	1,172
Take-Two Interactive Software, Inc. (Æ)	1,209	133
Tech Data Corp. (Æ)	7,260	711
Texas Instruments, Inc.	20,609	2,152
Twitter, Inc. (Æ)	31,100	747
Tyler Technologies, Inc. (Æ)	455	81
Viavi Solutions, Inc. Class W(Æ)	100,600	879
VMware, Inc. Class A(Æ)	1,125	141
Western Digital Corp.	9,700	771
Xilinx, Inc.	2,259	152
Zynga, Inc. Class A(Æ)	102,400	410
		80,004

Utilities - 2.9%
AT&T, Inc.	103,149	4,009

See accompanying notes which are an integral part of the financial statements.

16 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts
Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			138	USD	18,464	03/18	(57)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(57)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$44,493	$—	$—		$—	$44,493	9.6
Consumer Staples	24,311	—	—		—	24,311	5.3
Energy	33,079	—	—		—	33,079	7.2
Financial Services	98,032	—	—		—	98,032	21.2
Health Care	48,738	—	—		—	48,738	10.6
Materials and Processing	14,029	—	—		—	14,029	3.0
Producer Durables	77,041	—	—		—	77,041	16.7
Technology	80,004	—	—		—	80,004	17.3
Utilities	13,224	—	—		—	13,224	2.9
Short-Term Investments	—	—	—		27,698	27,698	6.0
Total Investments	432,951	—	—		27,698	460,649	99.8
Other Assets and Liabilities, Net							0.2
							100.0
Other Financial Instruments

Liabilities
Futures Contracts	(57)	—	—		—	(57)	(—)*
Total Other Financial Instruments**	$(57)	$—	$—		$—	$(57)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 17

Russell Investment Funds
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$57

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,697

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$132

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$67	$	— $	67
Total Financial and Derivative Liabilities	67	—	67
Financial and Derivative Liabilities not subject to a netting agreement	(67)	—	(67)
Total Financial and Derivative Liabilities subject to a netting agreement	$—	$	— $	—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 19

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$363,165
Investments, at fair value(>)	460,649
Cash (restricted)(a)	720
Receivables:
Dividends and interest	502
Dividends from affiliated funds	21
Investments sold	1,224
Fund shares sold	2
Total assets	463,118

Liabilities
Payables:
Investments purchased	919
Fund shares redeemed	11
Accrued fees to affiliates	308
Other accrued expenses	86
Variation margin on futures contracts	67
Total liabilities	1,391

Net Assets	$461,727

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$999
Accumulated net realized gain (loss)	12,839
Unrealized appreciation (depreciation) on:
Investments	97,484
Futures contracts	(57)
Shares of beneficial interest	249
Additional paid-in capital	350,213
Net Assets	$461,727

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$18.53
Net assets	$461,727,292
Shares outstanding ($. 01 par value)	24,917,264
Amounts in thousands
(>) Investments in affiliates, U. S. Cash Management Fund	$27,698

(a) Cash Collateral for Futures	$720
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

20 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Dividends	$7,967
Dividends from affiliated funds	222
Total investment income	8,189

Expenses
Advisory fees	3,372
Administrative fees	231
Custodian fees	58
Transfer agent fees .	20
Professional fees	78
Trustees’ fees	12
Printing fees	61
Miscellaneous	25
Total expenses	3,857
Net investment income (loss)	4,332

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	42,951
Futures contracts	2,697
Net realized gain (loss)	45,648
Net change in unrealized appreciation (depreciation) on:
Investments	36,833
Investments in affiliated funds	(2)
Futures contracts	132
Net change in unrealized appreciation (depreciation)	36,963
Net realized and unrealized gain (loss)	82,611
Net Increase (Decrease) in Net Assets from Operations	$86,943

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 21

Russell Investment Funds
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,332	$5,039
Net realized gain (loss)	45,648	35,950
Net change in unrealized appreciation (depreciation)	36,963	3,237
Net increase (decrease) in net assets from operations	86,943	44,226

Distributions
From net investments income	(4,792)	(4,595)
From net realized gain	(44,141)	(27,937)
Net decrease in net assets from distributions	(48,933)	(32,532)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(19,336)	(22,982)
Total Net Increase (Decrease) in Net Assets	18,674	(11,288)

Net Assets
Beginning of period	443,053	454,341
End of period	$461,727	$443,053
Undistributed (overdistributed) net investment income included in net assets	$999	$1,460

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,301	$22,933	439	$7,344
Proceeds from reinvestment of distributions	2,691	48,933	1,943	32,532
Payments for shares redeemed	(5,019)	(91,202)	(3,735)	(62,858)
Total increase (decrease)	(1,027)	$(19,336)	(1,353)	$(22,982)

See accompanying notes which are an integral part of the financial statements.

22 U.S. Strategic Equity Fund

(This page intentionally left blank)

Russell Investment Funds
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	17.08	. 17	3.29	3.46	(. 19)	(1.82)
December 31, 2016	16.64	. 19	1.53	1.72	(. 17)	(1.11)
December 31, 2015	18.11	. 15	. 05	. 20	(. 15)	(1.52)
December 31, 2014	18.85	. 22	1.94	2.16	(. 22)	(2.68)
December 31, 2013	15.15	. 19	4.75	4.94	(. 22)	(1.02)

See accompanying notes which are an integral part of the financial statements.

24 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(2.01)	18.53	20.80	461,727	. 83	. 83	. 94	80
(1.28)	17.08	10.64	443,053	. 83	. 83	1.15	101
(1.67)	16.64	1.11	454,341	. 84	. 84	. 84	99
(2.90)	18.11	11.70	488,531	. 86	. 86	1.13	101
(1.24)	18.85	32.92	475,100	. 84	. 84	1.07	86

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 25

Russell Investment Funds
U.S. Strategic Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:

Advisory fees	$285,744
Administration fees	19,572
Transfer agent fees	1,722
Trustee fees	1,028
$308,066

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$23,391	$129,402	$125,093	$—	$ (2)	$27,698	$222	$—
	$23,391	$129,402	$125,093	$—	$ (2)	$27,698	$222	$—

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$364,910,093
Unrealized Appreciation	$101,493,829
Unrealized Depreciation	(5,755,061)
Net Unrealized Appreciation (Depreciation)	$95,738,768
Undistributed Ordinary Income	$5,148,630
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$10,377,349
Tax Composition of Distributions
Ordinary Income	$19,782,407
Long-Term Capital Gains	$29,150,493

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$(1)
Accumulated net realized gain (loss)	1
Additional paid-in capital	—

See accompanying notes which are an integral part of the financial statements.

26 U.S. Strategic Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

U. S. Small Cap Equity Fund			Russell 2000® Index**
	Total			Total
	Return			Return
1 Year	15.48%		1 Year	14.65%
5 Years	12.58	%§	5 Years	14.12	%§
10 Years	6.51	%§	10 Years	8.71	%§

			U. S. Small Cap Equity Linked Benchmark ***
				Total
				Return
			1 Year	14.65%
			5 Years	14.12	%§
			10 Years	9.10	%§

U.S. Small Cap Equity Fund 27

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The U. S. Small Cap Equity Fund (the “Fund”) employs a multi-	well as companies with higher quality characteristics such as
manager approach whereby Russell Investment Management,	lower financial leverage and higher returns-on-equity. Within the
LLC (“RIM”) manages a portion of the Fund's assets based upon	U. S. small cap market, a preference for value over growth stocks
model portfolios provided by multiple non-discretionary money	negatively impacted benchmark relative performance given
managers. RIM may change the allocation of the Fund's assets at	rotation away from this factor in early 2017. The capitalization tilt
any time. An exemptive order from the Securities and Exchange	also detracted due to large cap stocks outperforming small cap
Commission (“SEC”) permits RIM to engage or terminate a money	stocks in 2017. The Fund’s quality positioning added value as
manager at any time, subject to approval by the Fund’s Board,	companies with low financial leverage outperformed.
without a shareholder vote. Pursuant to the terms of the exemptive	From a sector standpoint, the expectation for a slow growth U. S.
order, the Fund is required to notify its shareholders within 90	economic environment led to the Fund’s overweight in sectors such
days of when a money manager begins providing services. As of	as financials and industrials. The Fund remained underweight the
December 31, 2017, the Fund had seven money managers.	highly volatile biotechnology industry as well as sectors that are
What is the Fund’s investment objective?	traditionally considered to be interest rate sensitive such as real
The Fund seeks to provide long term capital growth.	estate and utilities. The Fund’s interest rate sensitive positioning positively impacted Fund performance, while the underweight
How did the Fund perform relative to its benchmark for the	to biotechnology detracted. Outperforming holdings within the
fiscal year ended December 31, 2017?	technology and financials sectors were the primary driver of
For the fiscal year ended December 31, 2017, the Fund gained	positive benchmark relative returns.
15.48%. This is compared to the Fund’s benchmark, the Russell	The Fund’s money managers have non-discretionary assignments
2000® Index, which gained 14.65% during the same period. The	pursuant to which they provide a model portfolio to RIM
Fund’s performance includes operating expenses, whereas index	representing their investment recommendations, based upon
returns are unmanaged and do not include expenses of any kind.	which RIM purchases and sells securities for the Fund. With
For the fiscal year ended December 31, 2017, the Morningstar®	respect to this portion of the Fund, RIM manages the Fund’s
Insurance Small Blend Category, a group of funds that Morningstar	assets based upon the model portfolios provided by the Fund’s
considers to have investment strategies similar to those of the	money managers. RIM also manages the portion of the Fund's
Fund, gained 12.76%. This result serves as a peer comparison	assets that RIM determines not to manage based upon model
and is expressed net of operating expenses.	portfolios provided by the Fund's money managers. This includes
RIM may assign a money manager a specific style or	assets managed directly by RIM to effect the Fund's investment
capitalization benchmark other than the Fund’s index. However,	strategies and/or to actively manage the Fund's overall exposures
the Fund’s primary index remains the benchmark for the Fund	to seek to achieve the desired risk/return profile for the Fund.
and is representative of the aggregate of each money manager’s	RIM also manages the Fund’s cash balances.
benchmark index.	With respect to certain of the Fund’s money managers, Timpani
Capital Management LLC was the best performing money manager
How did the market conditions described in the Market	for the fiscal year and outperformed the Russell 2000® Growth
Summary report affect the Fund’s performance?	Index. Stock selection within the technology and consumer
The fiscal year ended December 31, 2017 saw the Fund outperform	discretionary sectors was a positive contributor. A preference
the Russell 2000® Index. Investor sentiment rotated strongly in	for holdings with higher price momentum and lower profitability
early 2017 toward high growth and larger cap companies. The	(return-on-equity) also added value.
leadership of less profitable growth companies concentrated in
the technology and health care sectors continued for the majority	Snow Capital Management L. P. faced the strongest headwinds
of 2017 as earnings growth of these companies was boosted by	over the fiscal year and underperformed the Russell 2000®
exposure to international markets and a weaker U. S. dollar. Near	Value Index. Underperforming holdings within the industrial
the end of the fiscal year, investors rotated towards value stocks	and technology sectors detracted value. A tilt towards the energy
poised to benefit from U. S. tax reform.	sector also negatively impacted performance.
During the period, RIM utilized a positioning strategy to control
How did the investment strategies and techniques employed	Fund-level exposures and risks through the purchase of a stock
by the Fund and its money managers affect its benchmark-	portfolio. Using the output from a quantitative model, the strategy
relative performance?	seeks to position the portfolio to meet RIM’s overall preferred
Over the period, the Fund maintained exposure to small and	positioning with respect to Fund exposures along factor and
micro capitalization stocks trading at discounted valuations as

28 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

industry dimensions. The positioning strategy outperformed the	the incoming managers and RIM’s belief that the more distinct
Russell 2000® Index for the fiscal year. The Fund’s positioning	substyles of the new managers will increase Fund diversification.
strategy provided the desired exposure to higher value (overweight
stocks with lower valuations than the benchmark), higher quality	Money Managers as of December 31,
(overweight stocks with lower debt and higher profitability),	2017	Styles
and higher momentum stocks. From a sector perspective, the	Ancora Advisor, LLC	Small Cap Core
positioning strategy was overweight health care and underweight	Copeland Capital Management LLC	Small Cap Dividend
Growth
energy. During the fiscal year, the momentum, quality, and sector	DePrince, Race & Zollo, Inc.	Small Cap Value
positioning was a tailwind to performance and led the strategy to	Falcon Point Capital, LLC	Micro/Small Cap Growth
outperform, while the value exposure detracted.	Penn Capital Management Company, Inc.	Micro/Small Cap Core
	Snow Capital Management L. P.	Small Cap Value
During the period, RIM partially equitized the Fund’s cash using	Timpani Capital Management, LLC	Small Cap Growth
index futures contracts to provide the Fund with greater market	The views expressed in this report reflect those of the
exposure. This had a positive impact on the Fund’s absolute	portfolio managers only through the end of the period
performance.	covered by the report. These views do not necessarily
Describe any changes to the Fund’s structure or the money	represent the views of RIM, or any other person in RIM or
manager line-up.	any other affiliated organization. These views are subject to
In December 2017, RIM terminated RBC Global Asset	change at any time based upon market conditions or other
Management Inc. and Monarch Partners Asset Management	events, and RIM disclaims any responsibility to update the
LLC, and hired Falcon Point Capital LLC, Copeland Capital	views contained herein. These views should not be relied
Management LLC, Ancora Advisors LLC, and Penn Capital	on as investment advice and, because investment decisions
Management Company, Inc. These changes were driven by RIM’s	for a Russell Investment Funds (“RIF”) Fund are based on
higher confidence in the prospective excess return potential of	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Aggressive Equity Linked Benchmark represents the returns of the Russell 2500TM Index through April 30, 2012 and the returns of the Russell 2000® Index thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

U.S. Small Cap Equity Fund 29

Russell Investment Funds
U.S. Small Cap Equity Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,102.70	$1,020.01
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.46	$5.24
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

30 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.4%			IMAX Corp. (Æ)	4,206	97
Consumer Discretionary - 14.7%			Instructure, Inc. (Æ)	4,605	152
2U, Inc. (Æ)	6,191	399	J Alexander's Holdings, Inc. (Æ)	44,681	433
Acushnet Holdings Corp.	35,465	748	Jack in the Box, Inc.	4,158	408
Adtalem Global Education, Inc. (Æ)	3,635	153	Johnson Outdoors, Inc. Class A	1,650	102
AH Belo Corp. Class A	7,237	35	Kirkland's, Inc. (Æ)	1,899	23
AMC Entertainment Holdings, Inc. Class			LCI Industries	2,431	316
A(Ñ)	3,932	59	Lee Enterprises, Inc. (Æ)	59,856	141
American Axle & Manufacturing Holdings,			Lithia Motors, Inc. Class A	4,711	535
Inc. (Æ)	4,433	75	Malibu Boats, Inc. Class A(Æ)	3,977	118
American Eagle Outfitters, Inc.	14,202	267	MarineMax, Inc. (Æ)	1,507	28
American Outdoor Brands Corp. (Æ)	8,147	105	MDC Partners, Inc. Class A(Æ)	9,081	89
B. Riley Financial, Inc.	21,781	394	Meredith Corp.	7,572	500
Big 5 Sporting Goods Corp. (Ñ)	14,864	113	Meritor, Inc. (Æ)	14,193	333
Big Lots, Inc. (Ñ)	21,748	1,222	Michael Kors Holdings, Ltd. (Æ)	2,347	148
Bloomin' Brands, Inc.	16,737	357	Monarch Casino & Resort, Inc. (Æ)	1,736	78
BMC Stock Holdings, Inc. (Æ)	27,111	686	Nexstar Media Group, Inc. Class A	11,080	866
Bojangles', Inc. (Æ)	36,021	425	Nutrisystem, Inc.	2,432	128
Boyd Gaming Corp.	3,552	124	Ollie's Bargain Outlet Holdings, Inc. (Æ)	8,356	445
Canada Goose Holdings, Inc. (Æ)	12,644	399	Outfront Media, Inc. (ö)	42,455	985
Career Education Corp. (Æ)	8,358	101	Papa John's International, Inc.	4,982	280
Carriage Services, Inc. Class A	10,968	282	Penn National Gaming, Inc. (Æ)	1,053	33
Carrols Restaurant Group, Inc. (Æ)	2,441	30	Penske Automotive Group, Inc.	14,790	708
Central Garden & Pet Co. (Æ)	10,337	402	Pinnacle Entertainment, Inc. (Æ)	1,543	51
Central Garden & Pet Co. Class A(Æ)	10,403	392	Planet Fitness, Inc. Class A(Æ)	22,469	778
Century Casinos, Inc. (Æ)	4,644	42	Pool Corp.	5,730	743
Century Communities, Inc. (Æ)	5,831	181	QuinStreet, Inc. (Æ)	4,670	39
Cheesecake Factory, Inc. (The)(Ñ)	22,847	1,102	Red Robin Gourmet Burgers, Inc. (Æ)	6,767	382
Chegg, Inc. (Æ)	58,894	961	Red Rock Resorts, Inc. Class A	1,522	51
Chico's FAS, Inc.	6,889	61	Sally Beauty Holdings, Inc. (Æ)	10,950	205
Children's Place, Inc. (The)	4,130	600	Scientific Games Corp. Class A(Æ)	1,014	52
Chuy's Holdings, Inc. (Æ)	7,461	209	SeaWorld Entertainment, Inc. (Æ)	2,807	38
Columbia Sportswear Co.	9,207	662	Signet Jewelers, Ltd. (Ñ)	10,433	590
Conn's, Inc. (Æ)	26,435	940	Sinclair Broadcast Group, Inc. Class A	777	29
Cooper Tire & Rubber Co.	28,700	1,015	Skechers U. S. A. , Inc. Class A(Æ)	41,172	1,559
Cracker Barrel Old Country Store, Inc.	363	58	Standard Motor Products, Inc.	8,978	403
Dana Holding Corp.	6,673	214	Steven Madden, Ltd. (Æ)	5,709	267
Deckers Outdoor Corp. (Æ)	4,688	376	Sturm Ruger & Co. , Inc. (Ñ)	4,321	241
Delta Apparel, Inc. (Æ)	14,628	295	Superior Uniform Group, Inc.	27,089	724
Eldorado Resorts, Inc. (Æ)(Ñ)	32,514	1,079	Tandy Leather Factory, Inc. (Æ)(Å)	22,912	176
Entravision Communications Corp. Class A	12,022	86	Tenneco, Inc.	3,468	203
Ethan Allen Interiors, Inc.	4,449	127	Texas Roadhouse, Inc. Class A	1,300	68
EW Scripps Co. (The) Class A(Æ)	3,547	55	Thor Industries, Inc.	5,115	771
Five Below, Inc. (Æ)	399	26	Tower International, Inc.	3,588	110
Floor & Decor Holdings, Inc. Class A(Æ)	6,852	334	Townsquare Media, Inc. Class A(Æ)	3,108	24
Fortress Transportation & Infrastructure			TravelCenters of America LLC(Æ)	53,117	218
Investors LLC	42,115	839	TRI Pointe Group, Inc. (Æ)	10,305	185
Fox Factory Holding Corp. (Æ)	7,509	292	Tropicana Entertainment, Inc. (Æ)	3,225	182
Full House Resorts, Inc. (Æ)	39,323	154	Universal Electronics, Inc. (Æ)	1,342	63
Genesco, Inc. (Æ)	24,245	788	Urban One, Inc. (Æ)	19,616	34
Gentherm, Inc. (Æ)	17,162	545	Urban Outfitters, Inc. (Æ)	4,035	141
G-III Apparel Group, Ltd. (Æ)	3,209	118	US Auto Parts Network, Inc. (Æ)	52,854	133
Grand Canyon Education, Inc. (Æ)	6,541	586	Visteon Corp. (Æ)	3,658	458
Gray Television, Inc. (Æ)	16,782	281	William Lyon Homes Class A(Æ)	25,522	742
Guess?, Inc.	6,766	114	Wingstop, Inc.	6,704	261
Horizon Global Corp. (Æ)	18,742	263	Winnebago Industries, Inc.	3,451	192
HSN, Inc.	16,655	672
ILG, Inc. (Æ)	4,381	125

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 31

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ZAGG, Inc. (Æ)	17,140	316	Financial Services - 22.6%
		37,343	Acadia Realty Trust(ö)	3,004	82
			Agree Realty Corp. (ö)	1,954	101
Consumer Staples - 4.0%			Ambac Financial Group, Inc. (Æ)	3,553	57
Andersons, Inc. (The)	17,546	547	American Assets Trust, Inc. (ö)	1,669	64
B&G Foods, Inc. Class A(Ñ)	22,083	776	American Equity Investment Life Holding
Boston Beer Co. , Inc. Class A(Æ)	441	84	Co.	48,472	1,491
Calavo Growers, Inc.	8,169	689	Amerisafe, Inc.	5,319	328
Cal-Maine Foods, Inc. (Æ)(Ñ)	2,806	125	AmTrust Financial Services, Inc. (Ñ)	7,905	80
Casey's General Stores, Inc.	3,660	410	Argo Group International Holdings, Ltd.	2,005	124
Core-Mark Holding Co. , Inc.	33,801	1,067	Ashford Hospitality Prime, Inc. (ö)	7,470	73
Energizer Holdings, Inc.	44,635	2,141	Aspen Insurance Holdings, Ltd.	29,344	1,191
Farmer Brothers Co. (Æ)	1,446	46	Banc of California, Inc.	2,162	45
Flowers Foods, Inc.	44,673	863	BancFirst Corp.	1,676	86
Fresh Del Monte Produce, Inc.	2,244	107	Bancorp, Inc. (The)(Æ)	30,468	301
Freshpet, Inc. (Æ)	9,996	189	Bank of Marin Bancorp	1,736	118
Helen of Troy, Ltd. (Æ)	1,199	116	Bank of NT Butterfield & Son, Ltd. (The)	3,848	140
J&J Snack Foods Corp.	3,626	551	Bank of the Ozarks, Inc.	13,877	672
John B Sanfilippo & Son, Inc.	1,326	84	BankUnited, Inc.	30,299	1,234
Lancaster Colony Corp.	650	84	BBCN Bancorp, Inc.	5,123	93
Medifast, Inc.	1,646	115	Berkshire Hills Bancorp, Inc.	2,450	90
New Age Beverages Corp. (Æ)(Ñ)	15,880	34	Blackhawk Network Holdings, Inc. Class
Nomad Foods, Ltd. (Æ)	60,930	1,030	A(Æ)	17,928	639
Sanderson Farms, Inc.	841	117	Brandywine Realty Trust(ö)	30,471	554
Tootsie Roll Industries, Inc. (Ñ)	1,759	64	Brookline Bancorp, Inc.	4,999	78
Universal Corp.	13,326	700	Cannae Holdings, Inc. (Æ)	56,997	971
USANA Health Sciences, Inc. (Æ)	1,116	83	Capital Southwest Corp.	5,593	93
Village Super Market, Inc. Class A	3,140	72	Capitol Federal Financial, Inc.	5,208	70
Weis Markets, Inc.	2,084	86	Capstar Financial Holdings, Inc. (Æ)	3,403	71
			Carolina Financial Corp.	2,744	102
		10,180	CatchMark Timber Trust, Inc. Class A(ö)	36,645	481
			Cathay General Bancorp	2,829	119
Energy - 2.5%			Central Valley Community Bancorp	3,937	79
Basic Energy Services, Inc. (Æ)	2,364	55	Chatham Lodging Trust(ö)	4,261	97
C&J Energy Services, Inc. (Æ)	755	25	Chemical Financial Corp.	8,153	436
Callon Petroleum Co. (Æ)	14,981	182	Chemung Financial Corp.	1,765	85
Carrizo Oil & Gas, Inc. (Æ)	14,582	310	Chesapeake Lodging Trust(ö)	4,052	110
Civeo Corp. (Æ)	17,186	47	Civista Bancshares, Inc.	1,600	35
CONSOL Energy, Inc. (Æ)	7,630	301	CNO Financial Group, Inc.	42,747	1,055
Gores Holdings, Inc. Class A(Æ)	37,652	558	CoBiz Financial, Inc.	22,320	446
Gulfport Energy Corp. (Æ)	74,009	944	Cohen & Steers, Inc.	12,736	602
Independence Contract Drilling, Inc. (Æ)	7,700	31	Columbia Banking System, Inc.	3,587	156
Keane Group, Inc. (Æ)	2,637	50	Community Bank System, Inc.	7,180	386
Mammoth Energy Services, Inc. (Æ)	2,683	53	Cousins Properties, Inc. (ö)	64,147	593
Newpark Resources, Inc. (Æ)	28,158	242	Cowen Group, Inc. Class A(Æ)	7,372	101
Patterson-UTI Energy, Inc.	1,811	42	CyrusOne, Inc. (ö)	8,619	513
PBF Energy, Inc. Class A	31,598	1,120	Diamond Hill Investment Group, Inc.	1,275	263
Range Resources Corp.	14,108	241	DiamondRock Hospitality Co. (ö)	9,660	109
Ring Energy, Inc. (Æ)	6,460	90	EastGroup Properties, Inc. (ö)	1,434	127
Sanchez Energy Corp. (Æ)	5,805	31	Education Realty Trust, Inc. (ö)	25,377	886
SemGroup Corp. Class A	17,244	521	eHealth, Inc. (Æ)	4,279	74
Southwestern Energy Co. (Æ)	154,266	861	Employers Holdings, Inc.	3,405	151
SunCoke Energy, Inc. (Æ)	22,195	266	Enova International, Inc. (Æ)	5,729	87
Transocean, Ltd. (Æ)	6,759	72	Evercore, Inc. Class A	7,447	670
Unit Corp. (Æ)	14,121	311	Everi Holdings, Inc. (Æ)	8,067	61
WPX Energy, Inc. (Æ)	3,835	54	Ezcorp, Inc. Class A(Æ)	6,882	84
		6,407	Fair Isaac Corp.	570	87
			FB Financial Corp. (Æ)	1,750	73

See accompanying notes which are an integral part of the financial statements.

32 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
FBL Financial Group, Inc. Class A	1,037	72	Live Oak Bancshares, Inc.	3,394	81
Financial Institutions, Inc.	2,390	74	LPL Financial Holdings, Inc.	4,033	230
First BanCorp(Æ)	23,846	425	Mack-Cali Realty Corp. (ö)	3,969	86
First Citizens BancShares, Inc. Class A	265	107	MB Financial, Inc.	2,736	122
First Commonwealth Financial Corp.	70,745	1,013	Medical Properties Trust, Inc. (ö)	23,885	329
First Defiance Financial Corp.	1,427	74	Mercantile Bank Corp.	10,270	363
First Financial Bancorp	3,462	91	Meridian Bancorp, Inc.	4,897	101
First Financial Corp.	2,207	100	MGIC Investment Corp. (Æ)	11,749	166
First Horizon National Corp.	30,567	611	Midland States Bancorp, Inc.	1,992	65
First Industrial Realty Trust, Inc. (ö)	4,185	132	Morningstar, Inc.	5,518	535
First Internet Bancorp	966	37	National Bankshares, Inc.	2,227	101
First Merchants Corp.	1,930	81	National General Holdings Corp.	12,391	243
First Midwest Bancorp, Inc.	4,888	117	National Health Investors, Inc. (ö)	1,054	79
FNB Corp.	181,444	2,509	National Western Life Group, Inc. Class A	375	124
Four Corners Property Trust, Inc. (ö)	3,841	99	NMI Holdings, Inc. Class A(Æ)	14,089	240
Fulton Financial Corp.	5,790	104	Northrim BanCorp, Inc.	10,971	371
Genworth Financial, Inc. Class A(Æ)	22,972	71	Northwest Bancshares, Inc.	7,167	120
GEO Group, Inc. (The)(ö)	4,723	111	OFG Bancorp(Ñ)	110,862	1,042
German American Bancorp, Inc.	10,335	365	Old National Bancorp	24,936	435
Glacier Bancorp, Inc.	2,702	106	OM Asset Management PLC	44,596	747
Gladstone Commercial Corp. (ö)	3,218	68	Opus Bank(Æ)	2,713	74
Gramercy Property Trust(ö)	7,361	196	Owens Realty Mortgage, Inc. (ö)	4,603	74
Great Western Bancorp, Inc.	26,082	1,038	Pacific Premier Bancorp, Inc. (Æ)	9,833	393
Green Dot Corp. Class A(Æ)	13,939	840	PCSB Financial Corp. (Æ)	16,808	320
Greenhill & Co. , Inc.	15,939	311	Pebblebrook Hotel Trust(ö)	3,665	136
Guaranty Bancorp	2,270	63	People's Utah Bancorp	2,792	85
Hamilton Lane, Inc. Class A	1,895	67	Potlatch Corp. (ö)	11,418	570
Hancock Holding Co.	2,823	140	Preferred Bank	9,079	534
Hanover Insurance Group, Inc. (The)	1,795	194	Primerica, Inc.	1,690	172
Health Insurance Innovations, Inc. Class			Prosperity Bancshares, Inc.	16,724	1,172
A(Æ)	4,384	109	PS Business Parks, Inc. (ö)	1,196	150
Healthcare Realty Trust, Inc. (ö)	3,181	102	Pzena Investment Management, Inc. Class A	18,824	201
Heritage Commerce Corp.	2,964	45	QTS Realty Trust, Inc. Class A(ö)	7,762	420
Heritage Financial Corp.	15,868	489	Quality Care Properties, Inc. (Æ)(ö)	7,750	107
Heritage Insurance Holdings, Inc. (Ñ)	4,151	75	Radian Group, Inc.	7,338	151
Hersha Hospitality Trust Class A(ö)	4,231	74	Rayonier, Inc. (ö)	24,960	789
Hilltop Holdings, Inc.	3,867	98	Redwood Trust, Inc. (ö)	5,433	81
Home BancShares, Inc.	30,111	700	Retail Opportunity Investments Corp. (ö)	72,253	1,442
Horace Mann Educators Corp.	5,150	227	Rexford Industrial Realty, Inc. (ö)	4,133	121
Iberiabank Corp.	14,969	1,160	RLI Corp.	1,093	66
Independence Realty Trust, Inc. (ö)	39,827	402	RLJ Lodging Trust(ö)	35,449	779
Independent Bank Corp.	17,510	391	Ryman Hospitality Properties, Inc. (ö)	9,283	641
Infinity Property & Casualty Corp.	1,239	131	Sabra Health Care REIT, Inc. (ö)	3,483	65
InfraREIT, Inc. (ö)	4,269	79	Safety Insurance Group, Inc.	1,267	102
Investment Technology Group, Inc.	2,641	51	Selective Insurance Group, Inc.	2,548	150
Investors Bancorp, Inc.	9,233	128	Seritage Growth Properties(Ñ)(ö)	1,986	80
Invitation Homes, Inc. (ö)	4,620	109	Shore Bancshares, Inc.	4,749	79
iStar, Inc. (Æ)(ö)	6,969	79	South State Corp.	6,311	550
Jack Henry & Associates, Inc.	6,016	704	STAG Industrial, Inc. (ö)	3,648	100
James River Group Holdings, Ltd.	1,979	79	State Auto Financial Corp.	9,330	272
JER Investment Trust, Inc. (Æ)(Š)(Å)	1,771	—	State Bank Financial Corp.	13,719	409
Kearny Financial Corp.	92,965	1,343	Sterling Bancorp	1,557	38
Kemper Corp.	2,000	138	Stewart Information Services Corp.	1,430	60
Kennedy-Wilson Holdings, Inc.	19,407	337	Summit Hotel Properties, Inc. (ö)	5,844	89
Kite Realty Group Trust(ö)	3,642	71	Sunstone Hotel Investors, Inc. (ö)	11,743	194
LaSalle Hotel Properties(ö)	7,603	213	Taubman Centers, Inc. (ö)	9,449	618
LendingTree, Inc. (Æ)	2,562	872	TCF Financial Corp.	28,114	576
Lexington Realty Trust(ö)	9,906	96	Terreno Realty Corp. (ö)	3,173	111

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 33

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Texas Capital Bancshares, Inc. (Æ)	2,164	192	CryoLife, Inc. (Æ)	2,316	44
Third Point Reinsurance, Ltd. (Æ)	3,826	56	Cutera, Inc. (Æ)	2,163	98
TriState Capital Holdings, Inc. (Æ)	1,557	36	Encompass Health Corp. (Æ)	23,213	1,147
TrustCo Bank Corp.	12,289	113	Ensign Group, Inc. (The)	31,959	709
Trustmark Corp.	2,976	95	Epizyme, Inc. (Æ)	5,227	66
UMB Financial Corp.	7,505	540	Esperion Therapeutics, Inc. (Æ)	1,758	116
UMH Properties, Inc. (ö)	7,201	107	Exactech, Inc. (Æ)	6,013	297
Umpqua Holdings Corp.	92,885	1,933	Flexion Therapeutics, Inc. (Æ)	3,390	85
Union Bankshares Corp.	2,655	96	GenMark Diagnostics, Inc. (Æ)	7,815	33
United Bankshares, Inc.	3,296	115	Glaukos Corp. (Æ)(Ñ)	2,851	73
United Community Banks, Inc.	3,137	88	Global Blood Therapeutics, Inc. (Æ)	2,491	98
Universal Insurance Holdings, Inc.	2,883	79	Globus Medical, Inc. Class A(Æ)	6,922	284
Urban Edge Properties(ö)	3,864	98	Halozyme Therapeutics, Inc. (Æ)	25,151	510
Valley National Bancorp	9,512	107	Halyard Health, Inc. (Æ)	2,525	117
Veritex Holdings, Inc. (Æ)	1,215	34	HealthEquity, Inc. (Æ)	1,799	84
Waddell & Reed Financial, Inc. Class A	3,979	89	Healthways, Inc. (Æ)	6,914	253
Washington Federal, Inc.	3,963	136	Heska Corp. (Æ)	1,037	83
Washington Real Estate Investment Trust(ö)	3,281	102	ICU Medical, Inc. (Æ)	977	211
WesBanco, Inc.	11,809	480	ImmunoGen, Inc. (Æ)	6,459	41
Westamerica Bancorporation	8,574	511	Inogen, Inc. (Æ)	3,141	374
Wintrust Financial Corp.	5,832	480	Inovio Pharmaceuticals, Inc. (Æ)	13,249	55
WisdomTree Investments, Inc.	9,197	115	Insulet Corp. (Æ)	1,860	128
Xenia Hotels & Resorts, Inc. (ö)	5,994	129	Integra LifeSciences Holdings Corp. (Æ)	8,237	394
		57,714	Intersect ENT, Inc. (Æ)	4,338	141
			iRhythm Technologies, Inc. (Æ)	576	32
Health Care - 11.5%			Ironwood Pharmaceuticals, Inc. Class A(Æ)	9,834	147
Abaxis, Inc.	10,510	520	K2M Group Holdings, Inc. (Æ)	3,769	68
Acadia Healthcare Co. , Inc. (Æ)	16,749	547	Lannett Co. , Inc. (Æ)(Ñ)	55,488	1,288
Acceleron Pharma, Inc. (Æ)	1,874	80	LeMaitre Vascular, Inc.	2,307	73
Aclaris Therapeutics, Inc. (Æ)	2,811	69	Ligand Pharmaceuticals, Inc. Class B(Æ)	6,102	836
Adamas Pharmaceuticals, Inc. (Æ)(Ñ)	3,663	124	LivaNova PLC(Æ)	603	48
Addus HomeCare Corp. (Æ)	8,515	296	Luminex Corp.	3,297	65
Agile Therapeutics, Inc. (Æ)	17,938	48	Magellan Health, Inc. (Æ)	1,390	134
Aimmune Therapeutics, Inc. (Æ)	3,781	143	Masimo Corp. (Æ)	1,661	141
Alkermes PLC(Æ)	7,549	413	Medidata Solutions, Inc. (Æ)	1,213	77
Allscripts Healthcare Solutions, Inc. (Æ)	32,862	478	Merit Medical Systems, Inc. (Æ)	20,898	903
AMAG Pharmaceuticals, Inc. (Æ)	35,463	470	Molina Healthcare, Inc. (Æ)	4,234	325
Amicus Therapeutics, Inc. (Æ)	10,759	155	National HealthCare Corp.	1,054	64
AMN Healthcare Services, Inc. (Æ)	11,897	586	National Research Corp. Class A	2,114	79
Analogic Corp.	890	75	Nektar Therapeutics(Æ)	3,857	230
Anika Therapeutics, Inc. (Æ)	1,260	68	Neogen Corp. (Æ)	2,087	172
Apollo Endosurgery, Inc. (Æ)	19,458	109	NeoGenomics, Inc. (Æ)	137,563	1,220
Array BioPharma, Inc. (Æ)	8,924	114	Neos Therapeutics, Inc. (Æ)	27,300	278
Atrion Corp.	201	127	Nevro Corp. (Æ)	648	45
AxoGen, Inc. (Æ)	14,378	407	NxStage Medical, Inc. (Æ)	3,121	76
BioTelemetry, Inc. (Æ)	10,370	310	Omnicell, Inc. (Æ)	10,660	517
Bioverativ, Inc. (Æ)	9,163	494	OraSure Technologies, Inc. (Æ)	5,172	98
Cambrex Corp. (Æ)	2,257	108	Owens & Minor, Inc.	2,384	45
Capital Senior Living Corp. (Æ)	26,584	359	Oxford Immunotec Global PLC(Æ)	4,053	57
Cara Therapeutics, Inc. (Æ)(Ñ)	4,460	55	Pacira Pharmaceuticals, Inc. (Æ)	1,243	57
Catalent, Inc. (Æ)	3,903	160	Paratek Pharmaceuticals, Inc. (Æ)	7,116	127
Celldex Therapeutics, Inc. (Æ)	28,808	82	Penumbra, Inc. (Æ)	4,134	389
Chemed Corp.	3,848	935	PRA Health Sciences, Inc. (Æ)	7,512	684
Clearside Biomedical, Inc. (Æ)	6,335	44	Prestige Brands Holdings, Inc. (Æ)	11,986	532
Clovis Oncology, Inc. (Æ)	2,402	163	Prothena Corp. PLC(Æ)	2,745	103
Corcept Therapeutics, Inc. (Æ)	23,738	429	Puma Biotechnology, Inc. (Æ)	1,499	148
CorVel Corp. (Æ)	4,578	242	Quality Systems, Inc. (Æ)	3,762	51
Cross Country Healthcare, Inc. (Æ)	17,251	220	Radius Health, Inc. (Æ)(Ñ)	2,533	80

See accompanying notes which are an integral part of the financial statements.

34 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Repligen Corp. (Æ)	3,781	137	Owens-Illinois, Inc. (Æ)	15,677	348
Sage Therapeutics, Inc. (Æ)	2,240	369	Patrick Industries, Inc. (Æ)	2,969	206
Sangamo BioSciences, Inc. (Æ)	7,901	130	PGT Innovations, Inc. (Æ)	14,934	252
Sarepta Therapeutics, Inc. (Æ)	3,189	177	PH Glatfelter Co.	2,242	48
SeaSpine Holdings Corp. (Æ)	18,909	191	Platform Specialty Products Corp. (Æ)	54,364	539
Select Medical Holdings Corp. (Æ)	9,486	167	Quaker Chemical Corp.	3,597	542
Spark Therapeutics, Inc. (Æ)	1,663	86	Quanex Building Products Corp.	8,527	200
Steris PLC	6,378	558	Rayonier Advanced Materials, Inc.	16,372	335
Supernus Pharmaceuticals, Inc. (Æ)	21,432	854	RBC Bearings, Inc. (Æ)	2,104	266
Surmodics, Inc. (Æ)	3,820	107	Silgan Holdings, Inc.	31,236	918
Syneos Health, Inc. (Æ)	1,932	84	Simpson Manufacturing Co. , Inc.	2,808	161
Tactile Systems Technology, Inc. (Æ)	15,993	463	SiteOne Landscape Supply, Inc. (Æ)	4,353	334
Teladoc, Inc. (Æ)	2,310	81	Summit Materials, Inc. Class A(Æ)	13,929	438
TG Therapeutics, Inc. (Æ)(Ñ)	9,743	80	Triton International, Ltd.	10,184	381
Triple-S Management Corp. Class B(Æ)	3,878	96	Tronox, Ltd. Class A	7,547	155
Ultragenyx Pharmaceutical, Inc. (Æ)	2,939	136	United States Steel Corp.	27,346	962
US Physical Therapy, Inc.	5,877	424	US Concrete, Inc. (Æ)	12,506	1,046
Utah Medical Products, Inc.	3,677	299	Venator Materials PLC(Æ)	3,015	67
Varex Imaging Corp. (Æ)	33,340	1,340	Versum Materials, Inc.	23,723	898
VBI Vaccines, Inc. (Æ)	28,482	122			22,344
ViewRay, Inc. (Æ)(Ñ)	22,607	209
Voyager Therapeutics, Inc. (Æ)	6,326	105	Producer Durables - 12.9%
Wright Medical Group NV(Æ)	2,243	50	ACCO Brands Corp. (Æ)	100,234	1,223
Xencor, Inc. (Æ)	4,333	95	Advanced Energy Industries, Inc. (Æ)	4,737	320
		29,420	AECOM(Æ)	10,511	390
			Aerojet Rocketdyne Holdings, Inc. (Æ)	1,758	55
Materials and Processing - 8.8%			Air Transport Services Group, Inc. (Æ)	11,789	273
A Schulman, Inc.	19,513	727	Allied Motion Technologies, Inc.	10,591	350
Advanced Drainage Systems, Inc.	30,396	725	Atlas Air Worldwide Holdings, Inc. (Æ)	14,007	822
Apogee Enterprises, Inc.	27,173	1,244	AZZ, Inc.	2,416	123
Armstrong Flooring, Inc. (Æ)	33,427	566	Badger Meter, Inc.	5,779	276
Armstrong World Industries, Inc. (Æ)	14,240	862	BMX Technologies, Inc. Class W(Æ)	18,128	1,097
Beacon Roofing Supply, Inc. (Æ)	629	40	Brink's Co. (The)	10,097	795
Bemis Co. , Inc.	15,286	731	Casella Waste Systems, Inc. Class A(Æ)	4,376	101
Builders FirstSource, Inc. (Æ)	16,213	353	Columbus McKinnon Corp.	6,125	245
Carpenter Technology Corp.	5,400	275	Costamare, Inc.	5,006	29
Comfort Systems USA, Inc.	15,383	671	Covanta Holding Corp.	86,538	1,461
Commercial Metals Co.	34,755	741	Covenant Transportation Group, Inc. Class
Compass Minerals International, Inc. (Ñ)	16,909	1,222	A(Æ)	2,408	69
Culp, Inc.	2,452	82	CPI Aerostructures, Inc. (Æ)	1,351	12
Emerge Energy Services, LP(Æ)	4,757	34	CRA International, Inc.	6,735	303
Ferroglobe PLC(Æ)	61,033	989	Deluxe Corp.	7,164	550
FutureFuel Corp.	7,489	106	Ducommun, Inc. (Æ)	2,132	61
Global Brass & Copper Holdings, Inc.	1,209	40	DXP Enterprises, Inc. (Æ)	2,405	71
Hi-Crush Partners, LP	5,444	58	Dycom Industries, Inc. (Æ)	1,702	190
Ingevity Corp. (Æ)	6,179	435	Ennis, Inc.	3,335	69
Installed Building Products, Inc. (Æ)	9,401	714	ExlService Holdings, Inc. (Æ)	1,022	62
Insteel Industries, Inc.	16,902	479	Exponent, Inc.	7,357	523
Interface, Inc. Class A	22,582	568	Flir Systems, Inc.	6,581	307
ITT, Inc.	14,730	786	Forrester Research, Inc.	1,122	50
JELD-WEN Holding, Inc. (Æ)	670	26	Forward Air Corp.	4,935	283
KMG Chemicals, Inc.	715	47	General Cable Corp.	20,531	608
Koppers Holdings, Inc. (Æ)	1,690	86	GP Strategies Corp. (Æ)	9,878	229
LB Foster Co. Class A(Æ)	10,551	286	Granite Construction, Inc.	3,348	212
LSB Industries, Inc. (Æ)	41,829	366	Great Lakes Dredge & Dock Corp. (Æ)	34,613	187
Neenah Paper, Inc.	6,224	564	Greenbrier Cos. , Inc. (Ñ)	5,281	281
NewMarket Corp.	877	349	H&E Equipment Services, Inc.	1,297	53
NN, Inc.	2,758	76	Harsco Corp. (Æ)	3,526	66

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 35

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Healthcare Services Group, Inc.	11,882	626	Technology - 12.5%
HEICO Corp.	11,419	1,077	Acxiom Corp. (Æ)	15,513	428
HNI Corp.	18,633	719	Adesto Technologies Corp. (Æ)	23,543	152
Hudson Technologies, Inc. (Æ)	64,515	392	Alarm. com Holdings, Inc. (Æ)	4,926	186
Information Services Group, Inc. (Æ)	53,611	224	Anixter International, Inc. (Æ)	2,044	155
InnerWorkings, Inc. (Æ)	5,634	57	Apptio, Inc. Class A(Æ)	13,582	319
JetBlue Airways Corp. (Æ)	30,301	677	Aspen Technology, Inc. (Æ)	1,647	109
John Bean Technologies Corp.	3,716	412	Asure Software, Inc. (Æ)(Ñ)	15,865	224
KBR, Inc.	53,424	1,059	AVX Corp.	5,301	92
Kimball International, Inc. Class B	11,881	222	Benchmark Electronics, Inc. (Æ)	5,130	149
KLX, Inc. (Æ)	5,746	392	Blackline, Inc. (Æ)	8,190	269
Knight-Swift Transportation Holdings, Inc.			Blucora, Inc. (Æ)	2,536	56
(Æ)	16,806	735	CACI International, Inc. Class A(Æ)	852	113
Kornit Digital, Ltd. (Æ)	4,295	69	CalAmp Corp. (Æ)	41,171	882
Littelfuse, Inc.	2,818	557	Callidus Software, Inc. (Æ)	28,307	811
Lydall, Inc. (Æ)	2,699	137	Carbonite, Inc. (Æ)	35,719	897
Manitowoc Co. , Inc. (The)(Æ)	12,929	509	Cars. com, Inc. (Æ)(Ñ)	17,575	507
Marten Transport, Ltd.	9,600	195	CEVA, Inc. (Æ)	5,600	258
MasTec, Inc. (Æ)	18,544	908	Cirrus Logic, Inc. (Æ)	2,017	105
MAXIMUS, Inc.	5,029	360	Coherent, Inc. (Æ)	1,121	316
McGrath RentCorp	12,403	583	CommerceHub, Inc. (Æ)	17,081	352
Milacron Holdings Corp. (Æ)	2,223	43	Conduent, Inc. (Æ)	47,383	766
Mitek Systems, Inc. (Æ)	13,537	121	Cornerstone OnDemand, Inc. (Æ)	11,519	407
Mobile Mini, Inc.	20,733	715	Coupa Software, Inc. (Æ)	4,364	136
Modine Manufacturing Co. (Æ)	2,179	44	Cypress Semiconductor Corp.	19,356	295
MSC Industrial Direct Co. , Inc. Class A	1,557	150	Diebold Nixdorf, Inc.	44,312	725
NV5 Global, Inc. (Æ)	6,850	371	Diodes, Inc. (Æ)	13,319	382
Old Dominion Freight Line, Inc.	5,745	756	Ellie Mae, Inc. (Æ)	853	76
On Assignment, Inc. (Æ)	11,596	745	EPAM Systems, Inc. (Æ)	877	94
Orion Group Holdings, Inc. (Æ)	15,599	122	Everbridge, Inc. (Æ)	9,131	271
Quanta Services, Inc. (Æ)	9,582	375	Fabrinet(Æ)	3,556	102
Radiant Logistics, Inc. (Æ)	13,199	61	Finisar Corp. (Æ)	38,424	782
Ritchie Bros Auctioneers, Inc. (Ñ)	17,532	525	FireEye, Inc. (Æ)	51,171	727
Ryder System, Inc.	6,299	530	Five9, Inc. (Æ)	64,932	1,616
Saia, Inc. (Æ)	8,937	632	Fusion Telecommunications International,
Schneider National, Inc. Class B(Ñ)	8,766	250	Inc. (Æ)	63,920	240
SkyWest, Inc.	7,172	381	Glu Mobile, Inc. (Æ)	33,337	121
Spartan Motors, Inc.	19,488	307	Groupon, Inc. Class A(Æ)	23,583	120
SPX FLOW, Inc. (Æ)	637	30	GrubHub, Inc. (Æ)	4,957	356
Square, Inc. Class A(Æ)	6,768	235	GSI Group, Inc. (Æ)	2,633	132
Standex International Corp.	5,319	542	GTT Communications, Inc. (Æ)	7,585	356
Steelcase, Inc. Class A	30,572	465	Hortonworks, Inc. (Æ)	3,882	78
Strattec Security Corp.	3,493	152	Insight Enterprises, Inc. (Æ)	4,702	180
Sun Hydraulics Corp.	2,589	167	Integrated Device Technology, Inc. (Æ)	27,645	822
Sykes Enterprises, Inc. (Æ)	3,386	106	InterXion Holding NV(Æ)	1,208	71
TopBuild Corp. (Æ)	2,327	176	Kimball Electronics, Inc. (Æ)	17,853	326
Triumph Group, Inc.	7,572	206	Liberty Expedia Holdings, Inc. Class A(Æ)	3,412	151
Tutor Perini Corp. (Æ)	10,389	263	Liberty Interactive Corp. (Æ)	18,711	1,015
Vishay Precision Group, Inc. (Æ)	3,079	77	LogMeIn, Inc.	3,443	394
WageWorks, Inc. (Æ)	12,318	764	Magnachip Semiconductor Corp. (Æ)(Ñ)	13,352	133
Watts Water Technologies, Inc. Class A	1,778	135	Meet Group, Inc. (Æ)	25,706	72
Welbilt, Inc. (Æ)	13,826	325	Mellanox Technologies, Ltd. (Æ)	5,101	330
WNS Holdings, Ltd. - ADR(Æ)	11,228	451	Mercury Systems, Inc. (Æ)	4,781	246
YRC Worldwide, Inc. (Æ)	51,435	740	Methode Electronics, Inc.	4,184	168
Zebra Technologies Corp. Class A(Æ)	2,789	289	Mimecast, Ltd. (Æ)	20,385	584
		32,907	Mindbody Inc. Class A(Æ)	1,991	61
			MKS Instruments, Inc.	1,421	134
			Model N, Inc. (Æ)	4,627	73

See accompanying notes which are an integral part of the financial statements.

36 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
MongoDB, Inc. (Æ)	908	27		Idacorp, Inc.	2,252		206
Monolithic Power Systems, Inc.	2,392	269		IDT Corp. Class B	4,396		47
NCR Corp. (Æ)	14,261	485		j2 Global, Inc.	9,735		730
NETGEAR, Inc. (Æ)	3,608	212		MGE Energy, Inc.	1,173		74
NetScout Systems, Inc. (Æ)	3,368	103		Midstates Petroleum Co. , Inc. (Æ)	23,153		384
NIC, Inc.	16,743	278		New Jersey Resources Corp.	4,001		161
Nice, Ltd. - ADR	353	32		Northwest Natural Gas Co.	1,663		99
Nutanix, Inc. Class A(Æ)	8,878	313		NorthWestern Corp.	2,016		120
Oclaro, Inc. (Æ)	6,418	43		NRG Yield, Inc. Class A	31,242		589
Orbotech, Ltd. (Æ)	6,704	337		NRG Yield, Inc. Class C	8,853		167
Paycom Software, Inc. (Æ)	1,907	153		ONE Gas, Inc.	2,727		200
PC Connection, Inc.	4,918	129		Ormat Technologies, Inc.	1,412		90
PDF Solutions, Inc. (Æ)	27,140	426		Otter Tail Corp.	1,774		79
Perficient, Inc. (Æ)	25,024	477		Pattern Energy Group, Inc. Class A	2,134		46
Power Integrations, Inc.	8,042	591		PNM Resources, Inc.	2,407		97
Proofpoint, Inc. (Æ)	5,075	451		Portland General Electric Co.	2,494		114
Q2 Holdings, Inc. (Æ)	5,610	207		Pure Cycle Corp. (Æ)	13,964		117
Quantenna Communications, Inc. (Æ)	5,413	66		Resolute Energy Corp. (Æ)	2,151		68
RADCOM, Ltd. (Æ)	10,892	216		RingCentral, Inc. Class A(Æ)	11,290		546
Rapid7, Inc. (Æ)	3,100	58		South Jersey Industries, Inc.	10,471		327
RealPage, Inc. (Æ)	16,769	743		Southwest Gas Holdings, Inc.	1,881		151
Rogers Corp. (Æ)	2,530	410		Spark Energy, Inc. Class A(Ñ)	4,334		54
Sanmina Corp. (Æ)	5,308	175		Spire, Inc.	2,602		196
Sapiens International Corp. NV	13,728	158		Vistra Energy Corp. (Æ)	34,406		630
ScanSource, Inc. (Æ)	4,699	168		WGL Holdings, Inc.	1,757		151
Science Applications International Corp.	4,911	376		Whiting Petroleum Corp. (Æ)	22,171		587
Semtech Corp. (Æ)	1,487	51					9,907
ShotSpotter, Inc. (Æ)(Ñ)	10,854	152

Super Micro Computer, Inc. (Æ)	29,309	613		Total Common Stocks
Synaptics, Inc. (Æ)	8,571	342
Synchronoss Technologies, Inc. (Æ)	8,018	72		(cost $204,988)			238,136
SYNNEX Corp.	792	108
Tech Data Corp. (Æ)	790	77		Investments in Other Funds - 0.1%
Tyler Technologies, Inc. (Æ)	243	43		Financial Services - 0.1%
USA Technologies, Inc. (Æ)	55,750	544		SPDR S&P Biotech ETF	3,396		288
Varonis Systems, Inc. (Æ)	17,104	830		Total Investments in Other Funds
VeriFone Systems, Inc. (Æ)	75,680	1,340		(cost $285)			288
Vishay Intertechnology, Inc.	9,054	188
Vocera Communications, Inc. (Æ)	8,258	250	Short	-Term Investments - 6.2%
Web. com Group, Inc. (Æ)	2,764	60		U. S. Cash Management Fund(@)	15,785,658	(8)	15,786
Xperi Corp.	58,147	1,419		Total Short-Term Investments
		31,914		(cost $15,787)			15,786

Utilities - 3.9%				Other Securities - 4.3%
Algonquin Power & Utilities Corp. (Ñ)	51,046	570		U. S. Cash Collateral Fund(×)(@)	10,926,795	(8)	10,927
Allete, Inc.	2,235	166		Total Other Securities
American States Water Co.	14,623	847		(cost $10,927)			10,927
Antero Midstream GP LP	6,791	134
Avista Corp.	2,825	145
Black Hills Corp.	1,284	77		Total Investments 104.0%
Boingo Wireless, Inc. (Æ)	41,496	934		(identified cost $231,987)			265,137
California Water Service Group	2,148	97
Chesapeake Utilities Corp.	1,052	83		Other Assets and Liabilities, Net
Cogent Communications Holdings, Inc.	8,127	368	-	(4.0%)			(10,283)
Comstock Resources, Inc. (Æ)	3,703	31		Net Assets - 100.0%			254,854
Dynegy, Inc. Class A(Æ)	16,075	190
El Paso Electric Co.	2,684	149
Gogo, Inc. (Æ)(Ñ)	7,620	86

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 37

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
				Principal		Cost per	Cost		Fair Value
% of Net Assets		Acquisition	Amount ($)			Unit	(000)		(000)
Securities		Date	or shares			$		$	$
0.1%
JER Investment Trust, Inc.		05/27/04		1,771		82.03		145	—
Tandy Leather Factory, Inc.		03/17/14		22,912		8.65		198	176
									176
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
									Value and
									Unrealized
								Appreciation
		Number of		Notional		Expiration		(Depreciation)
		Contracts		Amount		Date			$
Long Positions
Russell 2000 E-Mini Index Futures		108		USD	8,297	03/18			49
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									49

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total		% of Net Assets
Common Stocks
Consumer Discretionary	$37,343	$—	$—		$—		$37,343		14.7
Consumer Staples	10,180	—	—		—		10,180		4.0
Energy	6,407	—	—		—		6,407		2.5
Financial Services	57,714	—	—		—		57,714		22.6
Health Care	29,420	—	—		—		29,420		11.5
Materials and Processing	22,344	—	—		—		22,344		8.8
Producer Durables	32,907	—	—		—		32,907		12.9
Technology	31,914	—	—		—		31,914		12.5
Utilities	9,907	—	—		—		9,907		3.9
Investments in Other Funds	288	—	—		—		288		0.1
Short-Term Investments	—	—	—		15,786		15,786		6.2
Other Securities	—	—	—		10,927		10,927		4.3
Total Investments	238,424	—	—		26,713	265,137			104.0
Other Assets and Liabilities, Net									(4.0)
									100.0
Other Financial Instruments
Assets
Futures Contracts	49	—	—		—		49		— *
Total Other Financial Instruments**	$49	$—	$—		$—		$49

See accompanying notes which are an integral part of the financial statements.

38 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Schedule of Investments, continued — December 31, 2017

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 39

Russell Investment Funds
U.S. Small Cap Equity Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$49

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$325

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$170

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

40 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$10,671	$ — $	10,671
Futures Contracts	Variation margin on futures contracts	198	—	198
Total Financial and Derivative Assets		10,869	—	10,869
Financial and Derivative Assets not subject to a netting agreement		(198)	—	(198)
Total Financial and Derivative Assets subject to a netting agreement		$10,671	$ — $	10,671

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$823	$—	$823	$—
Citigroup	462	—	462	—
Goldman Sachs	3,448	—	3,448	—
JPMorgan Chase	107	—	107	—
Merrill Lynch	2,001	—	2,001	—
Morgan Stanley	3,587	—	3,587	—
UBS	243	—	243	—
Total	$10,671	$—	$10,671	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 41

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$231,987
Investments, at fair value(*)(>)	265,137
Cash (restricted)(a)	49
Receivables:
Dividends and interest	215
Dividends from affiliated funds	18
Investments sold	2,497
Fund shares sold	4
Variation margin on futures contracts	198
Total assets	268,118

Liabilities
Payables:
Investments purchased	2,043
Fund shares redeemed	17
Accrued fees to affiliates	207
Other accrued expenses	70
Payable upon return of securities loaned	10,927
Total liabilities	13,264

Net Assets	$254,854

See accompanying notes which are an integral part of the financial statements.

42 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$257
Accumulated net realized gain (loss)	16,682
Unrealized appreciation (depreciation) on:
Investments	33,151
Investments in affiliated funds	(1)
Futures contracts	49
Shares of beneficial interest	155
Additional paid-in capital	204,561
Net Assets	$254,854

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$16.40
Net assets	$254,853,785
Shares outstanding ($. 01 par value)	15,538,321
Amounts in thousands
(*) Securities on loan included in investments	$10,671
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$26,713

(a) Cash Collateral for Futures	$49
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 43

Russell Investment Funds
U.S. Small Cap Equity Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Dividends	$2,512
Dividends from affiliated funds	126
Interest	1
Securities lending income (net)	121
Securities lending income from affiliated funds (net)	174
Total investment income	2,934

Expenses
Advisory fees	2,194
Administrative fees	122
Custodian fees	60
Transfer agent fees	11
Professional fees	67
Trustees’ fees	6
Printing fees	34
Miscellaneous	16
Total expenses	2,510
Net investment income (loss)	424

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	37,164
Investments in affiliated funds	1
Futures contracts	325
Net realized gain (loss)	37,490
Net change in unrealized appreciation (depreciation) on:
Investments	(2,184)
Investments in affiliated funds	(2)
Futures contracts	170
Net change in unrealized appreciation (depreciation)	(2,016)
Net realized and unrealized gain (loss)	35,474
Net Increase (Decrease) in Net Assets from Operations	$35,898

See accompanying notes which are an integral part of the financial statements.

44 U.S. Small Cap Equity Fund

Russell Investment Funds
U.S. Small Cap Equity Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$424	$1,610
Net realized gain (loss)	37,490	3,178
Net change in unrealized appreciation (depreciation)	(2,016)	32,497
Net increase (decrease) in net assets from operations	35,898	37,285

Distributions
From net investment income	(428)	(1,537)
From net realized gain	(16,588)	(116)
From return of capital	—	(219)
Net decrease in net assets from distributions	(17,016)	(1,872)

Share Transactions*
Net increase (decrease) in net assets from share transactions	7,257	(24,761)
Total Net Increase (Decrease) in Net Assets	26,139	10,652

Net Assets
Beginning of period	228,715	218,063
End of period	$254,854	$228,715
Undistributed (overdistributed) net investment income included in net assets	$257	$261

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,771	$27,847	497	$6,506
Proceeds from reinvestment of distributions	1,034	17,015	137	1,872
Payments for shares redeemed	(2,300)	(37,605)	(2,463)	(33,139)
Total increase (decrease)	505	$7,257	(1,829)	$(24,761)

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 45

Russell Investment Funds
U.S. Small Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
December 31, 2017	15.21	. 03	2.33	2.36	(. 03)	(1.14)	—
December 31, 2016	12.93	. 10	2.30	2.40	(. 10)	(. 01)	(. 01)
December 31, 2015	15.51	. 09	(1.19)	(1.10)	(. 10)	(1.38)	—
December 31, 2014	16.88	. 06	. 18	. 24	(. 04)	(1.57)	—
December 31, 2013	13.02	. 08	5.11	5.19	(. 07)	(1.26)	—

See accompanying notes which are an integral part of the financial statements.

46 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(1.17)	16.40	15.48	254,854	1.03	1.03	. 17	135
(. 12)	15.21	18.66	228,715	1.03	1.03	. 76	106
(1.48)	12.93	(7.19)	218,063	1.06	1.04	. 61	138
(1.61)	15.51	1.56	253,803	1.06	1.01	. 35	80
(1.33)	16.88	40.00	237,828	1.05	1.00	. 50	77

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 47

Russell Investment Funds
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Advisory fees	$195,067
Administration fees	10,837
Transfer agent fees	954
Trustee fees	441
$207,299

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$9,567	$72,210	$65,990	$1	$(2)	$15,786	$126	$—
U. S. Cash Collateral Fund	12,596	91,586	93,255	—	—	10,927	174	—
	$22,163	$163,796	$159,245	$1	$(2)	$26,713	$300	$—

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$233,103,420
Unrealized Appreciation	$37,175,675
Unrealized Depreciation	(5,142,554)
Net Unrealized Appreciation (Depreciation)	$32,033,121
Undistributed Ordinary Income	$4,473,324
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$13,630,281
Tax Composition of Distributions
Ordinary Income	$5,444,863
Long-Term Capital Gains	$11,571,044

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2017, there were no adjustments to the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

48 U.S. Small Cap Equity Fund

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

International Developed Markets Fund			Russell Developed ex-U. S. Large Cap® Index Net**
	Total			Total
	Return			Return
1 Year	24.98%		1 Year	24.85%
5 Years	8.02	%§	5 Years	7.80	%§
10 Years	2.22	%§	10 Years	2.14	%§

			International Developed Markets Linked Benchmark ***
				Total
				Return
			1 Year	24.85%
			5 Years	7.80	%§
			10 Years	1.82	%§

International Developed Markets Fund 49

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The International Developed Markets Fund (the “Fund”) employs	fiscal year followed by a modest outperformance of value factor
a multi-manager approach whereby portions of the Fund are	as investors chased cheaper, cyclical stocks and stocks with high
allocated to different money manager strategies. Fund assets not	earnings expectations. The Fund’s overweight to momentum had
allocated to money managers are managed by Russell Investment	a favorable impact during the period.
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at	How did the investment strategies and techniques employed
any time. An exemptive order from the Securities and Exchange	by the Fund and its money managers affect its benchmark-
Commission (“SEC”) permits RIM to engage or terminate a money	relative performance?
manager at any time, subject to approval by the Fund’s Board,	The Fund outperformed its benchmark for the one-year period
without a shareholder vote. Pursuant to the terms of the exemptive	ending December 31, 2017. The Fund’s ex-benchmark allocation
order, the Fund is required to notify its shareholders within 90	to emerging markets added significant value over the period,
days of when a money manager begins providing services. As of	while the Fund’s dynamic value orientation marginally held back
December 31, 2017, the Fund had five money managers.	gains.

What is the Fund’s investment objective?	The Fund employs discretionary and non-discretionary money
The Fund seeks to provide long term capital growth.	managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
How did the Fund perform relative to its benchmark for the	The Fund’s non-discretionary money managers provide a model
fiscal year ended December 31, 2017?	portfolio to RIM representing their investment recommendations,
For the fiscal year ended December 31, 2017, the Fund gained	based upon which RIM purchases and sells securities for the
24.98%. This is compared to the Fund’s benchmark, the Russell	Fund. Fund assets not allocated to discretionary money managers
Developed ex-U. S. Large Cap® Index (Net), which gained 24.85%	include assets managed by RIM based upon model portfolios
during the same period. The Fund’s performance includes	provided by non-discretionary money managers, the Fund’s cash
operating expenses, whereas index returns are unmanaged and	balances and assets which may be managed directly by RIM to
do not include expenses of any kind.	effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other
For the fiscal year ended December 31, 2017, the Morningstar®	instruments that RIM believes will achieve the desired risk/
Insurance Foreign Large Blend Category, a group of funds that	return profile for the Fund.
Morningstar considers to have investment strategies similar to
those of the Fund, gained 25.53%. This result serves as a peer	With respect to certain of the Fund’s money managers, GQG
comparison and is expressed net of operating expenses.	Partners, LLC (“GQG”) was the top performing manager during
the portion of the fiscal year in which they were a manager in the
How did the market conditions described in the Market	Fund and outperformed the Fund’s benchmark. Stock selection
Summary report affect the Fund’s performance?	was one of the key drivers of excess returns. The manager’s
Emerging markets and Asia ex-Japan were the stand out non-U. S.	orientation towards higher quality stocks (as measured by lower
markets over the fiscal year, as improving economic fundamentals	leverage) was also additive.
along with a weaker U. S. dollar were tailwinds. Conversely, the	Numeric Investors LLC (“Numeric”) faced headwinds and was
UK, Europe ex-UK and Canada were the biggest laggards. The	the weakest performing manager for the period. The manager’s
Fund’s ex-benchmark allocation to emerging markets significantly	overweight to value detracted during the period.
added value over the period.
RIM manages a multi-factor positioning strategy that aims to
In terms of sector returns within the Index for the fiscal year,	increase the Fund’s value exposure while moderating volatility
sectors with high growth expectations such as technology,	exposure and expressing RIM’s total preferred positioning across
industrials and materials were rewarded during the period while	multiple factors and sectors. The strategy uses the output from a
the more defensive sectors such as consumer staples, utilities	quantitative model to purchase a stock portfolio expressing these
and health care suffered. Energy stocks also underperformed as	views. The positioning strategy’s benchmark-relative performance
commodity prices continued to face pressure from excess supply.	was modestly negative for the period, as the strategy’s overweight
The Fund’s overweight to technology contributed positively,	to value and underweight to volatility detracted.
but was partly offset by a modest overweight to energy and an
underweight to materials.	In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall
Amid the improving global growth outlook, momentum, growth	preferred positioning with respect to country and currency
and quality factors had the strongest outperformance during the

50 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

exposures. This strategy was marginally unfavorable during the	Money Managers as of December 31,
fiscal year.	2017	Styles
During the period, RIM used index futures contracts to equitize	GQG Partners, LLC	Growth
the Fund’s cash. The decision to equitize cash was beneficial to	Janus Capital Management LLC and Perkins
the Fund’s absolute performance for the fiscal year as the market	Investment Management, LLC	Value
produced a positive absolute return.	Numeric Investors LLC	Market Oriented
	Pzena Investment Management LLC	Value
Describe any changes to the Fund’s structure or the money	Wellington Management Company LLP	Growth
manager line-up.	The views expressed in this report reflect those of the
In March 2017, RIM replaced growth manager MFS Institutional	portfolio managers only through the end of the period
Advisors, Inc. with GQG, and replaced momentum growth	covered by the report. These views do not necessarily
manager William Blair Investment Management, LLC with	represent the views of RIM or any other person in RIM or
Wellington Management Company LLP. RIM also hired Numeric	any other affiliated organization. These views are subject to
to provide an increased emphasis on lower volatility.	change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
In December 2017, Barrow, Hanley, Mewhinney & Strauss,	views contained herein. These views should not be relied
LLC was terminated following a RIM manager rank downgrade	on as investment advice and, because investment decisions
and replaced with Janus Capital Management LLC and Perkins	for a Russell Investment Funds (“RIF”) Fund are based on
Investment Management, LLC, a defensively oriented value	numerous factors, should not be relied on as an indication
manager.	of investment decisions of any RIF Fund.
The objective of these changes was to improve the Fund's excess return potential.

* Assumes initial investment on January 1, 2008.

** The Russell Developed ex-U.S. Large Cap® Index Net is an index which offers investors access to the large-cap segment of the global equity market, excluding companies assigned to the United States. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time and is net of tax on dividends from foreign holdings.

*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the MSCI
EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap® Index Net
thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

International Developed Markets Fund 51

Russell Investment Funds
International Developed Markets Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,100.10	$1,019.71
The information in the table under the heading “Actual	Expenses Paid During Period*	$5.77	$5.55
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

52 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.0%			Brazil - 0.2%
Australia - 3.1%			BM&FBovespa SA - Bolsa de Valores
AGL Energy, Ltd.	51,996	987	Mercadorias e Futuros(Æ)	110,284	756
Aristocrat Leisure, Ltd.	99,158	1,827
Australia & New Zealand Banking			Canada - 4.0%
Group, Ltd. - ADR	8,664	194	Atco, Ltd. Class I	3,900	140
BHP Billiton, Ltd. - ADR	10,496	242	Bank of Montreal	6,917	553
BlueScope Steel, Ltd.	6,000	72	Bank of Nova Scotia (The)	8,599	555
Brambles, Ltd.	13,498	106	BCE, Inc.	5,200	250
Caltex Australia, Ltd.	5,058	134	Brookfield Asset Management, Inc.
Coca-Cola Amatil, Ltd.	18,700	124	Class A	2,060	90
Commonwealth Bank of Australia - ADR	9,701	606	BRP, Inc.	3,700	137
CSL, Ltd.	10,779	1,186	CAE, Inc.	12,100	225
Dexus Property Group(ö)	25,500	194	Canadian Imperial Bank of Commerce	10,858	1,058
Investa Office Fund(ö)	17,500	62	Canadian Natural Resources, Ltd.	9,541	341
Macquarie Group, Ltd.	28,853	2,238	Canadian Tire Corp. , Ltd. Class A	200	26
Metcash, Ltd.	51,600	125	Cenovus Energy, Inc.	16,238	148
Mirvac Group(ö)	176,300	322	CI Financial Corp.	5,400	128
National Australia Bank, Ltd. - ADR	6,643	153	Constellation Software, Inc.	700	424
Newcrest Mining, Ltd.	47,900	851	Empire Co. , Ltd. Class A	10,500	205
Qantas Airways, Ltd. (Æ)	166,458	653	Encana Corp.	70,593	942
Sandfire Resources NL	23,962	129	Fairfax Financial Holdings, Ltd.	400	213
Santos, Ltd. (Æ)	22,800	97	First Quantum Minerals, Ltd.	54,521	764
Star Entertainment Grp, Ltd. (The)	3,800	18	Genworth MI Canada, Inc.	300	10
Stockland(ö)	109,100	382	George Weston, Ltd.	3,000	261
Telstra Corp. , Ltd.	112,179	317	Great-West Lifeco, Inc.	6,241	174
Treasury Wine Estates, Ltd.	15,000	187	H&R Real Estate Investment Trust(ö)	11,500	195
Vicinity Centres(Æ)(ö)	113,900	242	Intact Financial Corp.	7,318	611
Wesfarmers, Ltd. (Æ)	38,983	1,350	Loblaw Cos. , Ltd.	12,800	695
Westpac Banking Corp.	9,071	221	Magna International, Inc. Class A	3,379	192
Whitehaven Coal, Ltd.	42,400	148	Manulife Financial Corp.	42,096	878
Woolworths Group, Ltd.	21,911	466	Maple Leaf Foods, Inc.	4,400	125
		13,633	Martinrea International, Inc.	800	10
			National Bank of Canada	14,000	699
Austria - 0.4%			New Flyer Industries, Inc.	700	30
Andritz AG	8,879	501	Norbord, Inc.	2,100	71
Erste Group Bank AG(Æ)	5,324	230	Potash Corp. of Saskatchewan, Inc.	30,944	635
Immofinanz AG(Æ)	38,244	98	RioCan Real Estate Investment Trust(ö)	13,500	262
OMV AG	9,111	577	Rogers Communications, Inc. Class B	24,258	1,236
Voestalpine AG	4,135	247	Royal Bank of Canada - GDR	13,612	1,112
		1,653	Saputo, Inc. - ADR	5,500	198
			Smart Real Estate Investment Trust(ö)	3,900	96
Belgium - 1.5%			Stantec, Inc.	3,900	109
Ageas	18,426	899	Stars Group, Inc. (The)(Æ)	6,400	149
Anheuser-Busch InBev SA	10,283	1,147	Sun Life Financial, Inc.	11,324	467
Cie d'Entreprises CFE	818	119	TELUS Corp.	22,600	856
Colruyt SA	2,318	121	Toronto Dominion Bank	37,578	2,201
Groupe Bruxelles Lambert SA	4,225	456	West Fraser Timber Co. , Ltd.	1,300	80
KBC Groep NV	29,152	2,484			17,551
Proximus	6,902	227
Solvay SA	1,464	203	China - 2.9%
UCB SA	11,439	906	Alibaba Group Holding, Ltd. - ADR(Æ)	17,331	2,989
		6,562	JD. com, Inc. - ADR(Æ)	21,290	882
			Lenovo Group, Ltd.	3,194,000	1,803
Bermuda - 0.2%			New Oriental Education & Technology
XL Group, Ltd.	19,709	693	Group - ADR	4,500	423
			Ping An Insurance Group Co. of China,
			Ltd. Class H	140,513	1,462

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 53

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sunny Optical Technology Group Co. ,			Mercialys SA(ö)	5,811	129
Ltd.	44,884	569	Natixis SA	34,984	276
Tencent Holdings, Ltd.	74,583	3,854	Orange SA - ADR	14,909	259
Weibo Corp. - ADR(Æ)	5,828	603	Peugeot SA	20,052	407
		12,585	Publicis Groupe SA - ADR	31,691	2,153
			Renault SA	4,327	435
Denmark - 1.6%			Rexel SA Class H	104,831	1,901
AP Moller - Maersk A/S Class B	91	159	Safran SA	14,122	1,453
Danske Bank A/S	63,196	2,456	Sanofi - ADR	29,893	2,574
Dfds A/S	1,228	66	Schneider Electric SE(Æ)	28,561	2,422
DSV A/S	11,329	892	SCOR SE - ADR	1,918	77
Genmab A/S(Æ)	3,276	543	Societe Generale SA	8,291	427
GN Store Nord A/S	2,260	73	Television Francaise 1	5,013	74
H Lundbeck A/S	900	46	Thales SA	8,068	869
ISS A/S	730	28	Total SA	62,642	3,457
Novo Nordisk A/S Class B	26,372	1,418	Unibail-Rodamco SE(ö)	820	207
Pandora A/S	2,336	254	Vallourec SA(Æ)(Ñ)	148,982	900
Royal Unibrew A/S	2,180	130	Vicat SA	10,296	813
Scandinavian Tobacco Group A/S(Þ)	37,618	728	Vinci SA	18,900	1,928
Topdanmark A/S	2,551	110	Vivendi SA - ADR	6,246	168
		6,903			37,337

Finland - 0.4%			Germany - 6.7%
Fortum OYJ	10,176	201	Adidas AG	3,177	634
Kesko OYJ Class B	1,502	82	Allianz SE	3,315	759
Neste OYJ	5,943	380	AURELIUS Equity Opportunities SE &
Outokumpu OYJ	23,916	222	Co. KGaA	1,210	83
Stora Enso OYJ Class R	14,342	227	BASF SE	4,272	469
Tikkurila Oyj	11,111	237	Bayer AG	15,478	1,925
UPM-Kymmene OYJ	14,035	436	Bayerische Motoren Werke AG	3,043	316
Valmet OYJ	6,585	130	Beiersdorf AG	3,180	373
		1,915	Commerzbank AG(Æ)	11,290	169
			Continental AG	5,999	1,619
France - 8.6%			Covestro AG(Þ)	13,103	1,347
Air Liquide SA Class A	11,603	1,459	Daimler AG	30,079	2,554
Amundi SA(Þ)	580	49	Deutsche Bank AG	47,693	906
Arkema SA	908	110	Deutsche Boerse AG	34,642	4,015
Atos SE	5,733	835	Deutsche Lufthansa AG	36,010	1,324
AXA SA	13,124	389	Deutsche Telekom AG	19,785	351
bioMerieux	330	30	Deutsche Wohnen SE	4,039	176
BNP Paribas SA	51,067	3,807	Deutz AG	1,900	17
Bouygues SA - ADR	37,956	1,972	Evonik Industries AG	4,920	185
Bureau Veritas SA	16,082	440	GEA Group AG	16,996	815
Carrefour SA	10,021	217	Hannover Rueck SE	1,868	234
Casino Guichard Perrachon SA	460	28	HeidelbergCement AG	15,210	1,647
Cie de Saint-Gobain	5,182	285	Infineon Technologies AG - ADR	35,528	970
Credit Agricole SA	85,255	1,408	Metro AG	7,789	118
Danone SA	15,202	1,274	Muenchener Rueckversicherungs-
Dassault Aviation SA	153	238	Gesellschaft AG in Muenchen	8,856	1,920
Derichebourg SA	11,448	125	Rational AG	206	132
Engie SA	76,564	1,315	Rheinmetall AG	338	43
Faurecia	600	47	RWE AG	6,550	134
Gecina SA(ö)	161	30	SAP SE - ADR(Ñ)	9,902	1,113
Hermes International	1,613	863	SAP SE - ADR	8,299	931
Ipsen SA	469	56	Siemens AG	16,046	2,226
L'Oreal SA	5,736	1,270	Siltronic AG(Æ)	1,423	207
LVMH Moet Hennessy Louis Vuitton			Transportation Components, Inc.	19,180	397
SE - ADR	549	161	Vonovia SE	3,866	191

See accompanying notes which are an integral part of the financial statements.

54 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wacker Chemie AG	746	145	Teva Pharmaceutical Industries, Ltd.	14,548	276
Zalando SE(Æ)(Þ)	18,790	990			3,051
		29,435
			Italy - 2.8%
Hong Kong - 2.7%			ACEA SpA	6,641	123
AIA Group, Ltd.	223,197	1,904	Assicurazioni Generali SpA	8,521	155
China Mobile, Ltd.	88,000	891	ASTM SpA	1,218	35
CK Asset Holdings, Ltd.	139,351	1,218	Atlantia SpA	3,171	100
CK Hutchison Holdings Ltd	73,000	917	Davide Campari-Milano SpA	109,897	850
CLP Holdings, Ltd.	27,000	276	Enel SpA	691,103	4,247
Hang Seng Bank, Ltd.	48,212	1,194	ENI SpA - ADR	150,406	2,488
Henderson Land Development Co. , Ltd.	35,900	237	FinecoBank Banca Fineco SpA	59,830	612
HKT Trust & HKT, Ltd.	204,000	260	Intesa Sanpaolo SpA	54,724	181
Hongkong Land Holdings, Ltd.	46,200	325	Moncler SpA	16,635	520
Hysan Development Co. , Ltd.	45,000	239	Parmalat SpA	40,579	151
Jardine Matheson Holdings, Ltd.	2,600	158	Snam Rete Gas SpA	36,633	179
Kerry Properties, Ltd.	72,500	326	Telecom Italia SpA(Æ)	774,693	669
Link(ö)	111,500	1,033	Tod's SpA	1,650	121
Melco Crown Entertainment, Ltd. - ADR	33,709	979	UniCredit SpA(Æ)	91,656	1,707
Sun Hung Kai Properties, Ltd.	11,000	183			12,138
Swire Pacific, Ltd. Class A	26,000	241
Swire Properties, Ltd.	29,000	94	Japan - 16.8%
WH Group, Ltd. (Þ)	648,000	730	77 Bank, Ltd. (The)	1,800	45
Wharf Holdings, Ltd. (The)	66,000	228	Advantest Corp.	34,482	639
Wheelock & Co. , Ltd.	42,000	300	Aisin Seiki Co. , Ltd.	3,000	169
Yue Yuen Industrial Holdings, Ltd.	27,000	106	Akatsuki Inc. (Æ)	700	41
		11,839	Alfresa Holdings Corp.	24,800	582
			Alps Electric Co. , Ltd.	20,800	592
India - 0.6%			Asahi Glass Co. , Ltd.	11,800	510
HDFC Bank, Ltd. - ADR	18,034	1,834	Asahi Group Holdings, Ltd.	8,000	397
Infosys, Ltd. - ADR	47,433	769	Asahi Kasei Corp.	18,000	232
		2,603	Astellas Pharma, Inc.	79,600	1,011
			Benesse Holdings, Inc.	1,100	39
Indonesia - 0.2%			BML, Inc.	12,600	314
Bank Central Asia Tbk PT	644,795	1,039	Bridgestone Corp.	20,000	930
			Canon, Inc.	16,000	596
Ireland - 0.3%			Central Japan Railway Co.	1,400	251
Bank of Ireland Group PLC(Æ)	6,600	56	Century Tokyo Leasing Corp.	4,200	203
Medtronic PLC	1,126	91	Coca-Cola Bottlers Japan, Inc.	4,900	179
Ryanair Holdings PLC - ADR(Æ)	4,891	510	Concordia Financial Group, Ltd.	76,800	464
Willis Towers Watson PLC(Æ)	5,106	769	Cosel Co. , Ltd.	28,900	475
		1,426	Credit Saison Co. , Ltd.	17,900	326
			Dai Nippon Printing Co. , Ltd.	18,400	410
Israel - 0.7%			Dai-ichi Life Holdings, Inc.	57,250	1,181
Azrieli Group, Ltd.	2,891	161	Daikin Industries, Ltd.	3,400	403
Bank Hapoalim BM	66,820	492	Daiseki Co. , Ltd.	9,700	270
Bank Leumi Le-Israel BM	129,007	777	Daito Trust Construction Co. , Ltd.	2,400	489
Bezeq The Israeli Telecommunication			Daiwa Securities Group, Inc.	31,000	195
Corp. , Ltd.	229,476	347	Denso Corp.	4,000	240
Check Point Software Technologies, Ltd.			Dip Corp.	900	23
(Æ)	4,400	456	East Japan Railway Co.	1,300	127
Elbit Systems, Ltd.	760	102	Ebara Corp.	19,700	751
Mizrahi Tefahot Bank, Ltd.	7,240	133	Eisai Co. , Ltd.	12,100	685
Nice, Ltd.	1,330	121	FANUC Corp.	3,730	896
Plus500, Ltd.	4,811	59	Fuji Electric Co. , Ltd.	32,500	244
Taro Pharmaceutical Industries, Ltd.			Fujitsu, Ltd.	347,000	2,460
(Æ)(Ñ)	1,211	127	H2O Retailing Corp.	6,800	142
			Haseko Corp.	1,500	23

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 55

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hazama Ando Corp.	1,200	9	Nippon Telegraph & Telephone Corp.	28,603	1,346
Hitachi Capital Corp.	7,200	181	Nippon Yusen KK	15,200	370
Hitachi, Ltd.	202,500	1,576	Nissan Motor Co. , Ltd.	27,100	270
Hokuhoku Financial Group, Inc.	3,500	55	Nisshinbo Holdings, Inc.	4,900	66
Honda Motor Co. , Ltd.	104,600	3,588	Nomura Holdings, Inc.	86,700	512
Hoya Corp.	10,800	540	NSK, Ltd.	15,400	243
Icom, Inc.	6,300	147	NTT Data Corp.	19,900	236
Iida Group Holdings Co. , Ltd.	35,100	661	NTT DOCOMO, Inc.	54,900	1,297
Inpex Corp.	270,000	3,379	Obayashi Corp.	42,900	519
Isuzu Motors, Ltd.	148,900	2,490	Oji Holdings Corp.	39,000	259
ITOCHU Corp.	51,600	964	OKUMA Corp.	200	13
Jafco Co. , Ltd.	2,400	138	Ono Pharmaceutical Co. , Ltd.	31,200	726
Japan Post Bank Co. , Ltd.	5,800	75	Open House Co. , Ltd.	300	16
Japan Post Holdings Co. , Ltd.	89,900	1,030	Oriental Land Co. , Ltd.	4,700	428
Japan Tobacco, Inc.	23,200	747	ORIX Corp.	41,800	707
JFE Holdings, Inc.	11,600	279	Osaka Gas Co. , Ltd.	8,400	162
JX Holdings, Inc.	229,200	1,481	Penta-Ocean Construction Co. , Ltd.	10,700	80
Kajima Corp.	67,000	644	Pola Orbis Holdings, Inc.	5,200	182
Kansai Electric Power Co. , Inc. (The)	17,000	208	Resona Holdings, Inc.	19,800	118
Kao Corp.	4,000	271	Round One Corp.	1,700	28
Kawasaki Heavy Industries, Ltd.	6,000	210	SBI Holdings, Inc.	12,500	261
KDDI Corp.	30,500	759	Secom Co. , Ltd.	6,000	453
Kitagawa Industries Co. , Ltd.	2,300	31	Secom Joshinetsu Co. , Ltd.	2,700	102
Kobe Bussan Co. , Ltd.	400	15	Seino Holdings Co. , Ltd.	1,600	25
Kobe Steel, Ltd.	15,900	148	Sekisui House, Ltd.	16,200	292
Komatsu, Ltd.	24,900	902	Seven & i Holdings Co. , Ltd.	4,700	195
Konica Minolta, Inc.	11,000	106	Shimamura Co. , Ltd.	900	99
Lawson, Inc.	3,200	213	Shionogi & Co. , Ltd.	1,900	103
Makino Milling Machine Co. , Ltd.	1,000	10	Showa Shell Sekiyu KK	30,900	419
Marubeni Corp.	145,300	1,055	SMC Corp.	2,050	844
Mazda Motor Corp.	16,900	227	SoftBank Group Corp.	15,100	1,193
McDonald's Holdings Co. Japan, Ltd.	6,700	295	Sojitz Corp.	86,100	264
Medipal Holdings Corp.	4,600	90	Sompo Japan Nipponkoa Holdings, Inc.	38,500	1,485
Megmilk Snow Brand Co. , Ltd.	2,600	77	Sony Corp.	67,100	3,013
Mitsubishi Chemical Holdings Corp.	43,800	481	Sumitomo Bakelite Co. , Ltd.	1,000	8
Mitsubishi Corp.	10,600	293	Sumitomo Chemical Co. , Ltd.	25,000	180
Mitsubishi Electric Corp.	6,800	113	Sumitomo Corp.	21,300	361
Mitsubishi Heavy Industries, Ltd.	12,400	463	Sumitomo Electric Industries, Ltd.	6,600	111
Mitsubishi Materials Corp.	5,700	203	Sumitomo Heavy Industries, Ltd.	8,300	352
Mitsubishi Tanabe Pharma Corp.	4,800	99	Sumitomo Metal Mining Co. , Ltd.	5,000	229
Mitsubishi UFJ Financial Group, Inc.	273,600	2,008	Sumitomo Mitsui Financial Group, Inc.	42,900	1,853
Mitsubishi UFJ Lease & Finance Co. ,			Sumitomo Mitsui Trust Holdings, Inc.	5,900	234
Ltd.	31,900	190	Taiheiyo Cement Corp.	5,000	216
Mitsui & Co. , Ltd.	22,900	372	Taisho Pharmaceutical Holdings Co. ,
Mitsui Chemicals, Inc.	1,100	35	Ltd.	3,700	295
Mixi, Inc.	11,800	530	Takashimaya Co. , Ltd.	3,000	32
Mizuho Financial Group, Inc.	162,800	296	Takeda Pharmaceutical Co. , Ltd.	5,000	283
Morinaga Milk Industry Co. , Ltd.	3,200	145	Toho Zinc Co. , Ltd.	900	49
MS&AD Insurance Group Holdings, Inc.	8,800	298	Tokio Marine Holdings, Inc.	5,100	233
Nakanishi, Inc.	1,300	68	Tokyo Electric Power Co. Holdings, Inc.
Nexon Co. , Ltd. (Æ)	1,000	29	(Æ)	208,200	824
NH Foods, Ltd.	15,000	365	Tokyo Electron, Ltd.	100	18
Nidec Corp.	5,900	828	Tomy Co. , Ltd.	4,700	64
Nintendo Co. , Ltd.	2,500	910	Toppan Printing Co. , Ltd.	59,000	533
Nippon Electric Glass Co. , Ltd.	2,500	95	Toray Industries, Inc.	17,000	160
Nippon Express Co. , Ltd.	2,100	139	Toyota Industries Corp.	4,100	264
Nippon Steel & Sumitomo Metal Corp.	4,300	110	Toyota Motor Corp.	23,600	1,511
Nippon Suisan Kaisha, Ltd.	22,400	117	Toyota Tsusho Corp.	6,200	249

See accompanying notes which are an integral part of the financial statements.

56 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Transcosmos, Inc.	11,000	281	Yara International ASA	5,054	231
Ulvac, Inc.	100	6			3,932
United Arrows, Ltd.	600	24
West Japan Railway Co.	9,800	715	Papua New Guinea - 0.0%
Yahoo! Japan Corp.	139,000	637	Oil Search, Ltd.	1,658	10
Yamada Denki Co. , Ltd.	13,400	74
Ya-Man, Ltd.	1,300	22	Portugal - 0.3%
		73,466	Energias de Portugal SA	41,349	143
			Galp Energia SGPS SA Class B	42,990	790
Jersey - 0.1%			Navigator Co. SA (The) - ADR	18,622	95
Randgold Resources, Ltd.	1,350	134	Sonae SGPS SA	103,713	140
Shire PLC - ADR	2,900	150			1,168
		284
			Russia - 0.6%
Luxembourg - 0.1%			Evraz PLC	29,048	133
Aperam SA	2,499	129	Gazprom PJSC - ADR	206,189	909
ArcelorMittal SA(Æ)	7,558	245	Sberbank of Russia PJSC Class T	437,169	1,704
RTL Group SA	1,148	92			2,746
		466
			Singapore - 0.7%
Macao - 0.2%			Genting Singapore PLC	134,900	132
Sands China, Ltd.	185,200	953	Oversea-Chinese Banking Corp. , Ltd.	19,000	176
			Singapore Telecommunications, Ltd.	486,000	1,296
Mexico - 0.4%			Wilmar International, Ltd.	547,900	1,263
America Movil SAB de CV	1,237,728	1,067	Yangzijiang Shipbuilding Holdings, Ltd.	34,300	38
Grupo Televisa SAB - ADR	28,296	528			2,905
		1,595
			South Korea - 2.1%
Netherlands - 3.3%			CLIO Cosmetics Co. , Ltd. (Æ)	6,652	228
Aalberts Industries NV	2,635	134	Grand Korea Leisure Co. , Ltd.	15,725	429
ABN AMRO Group NV(Þ)	29,390	946	Hana Financial Group, Inc.	24,945	1,161
Aegon NV	18,313	117	Hyundai Motor Co.	4,202	612
AerCap Holdings NV(Æ)	4,691	247	KT&G Corp.	3,370	364
ASML Holding NV	3,532	613	POSCO	6,418	1,993
ASR Nederland NV	5,979	246	Samsung Electronics Co. , Ltd.	1,881	4,469
BE Semiconductor Industries NV	1,540	129			9,256
EXOR NV	4,336	266
Heineken NV	14,587	1,520	Spain - 2.0%
ING Groep NV	140,736	2,590	Aena SA(Þ)	4,316	874
Koninklijke Ahold Delhaize NV	29,441	646	Banco Bilbao Vizcaya Argentaria SA
Koninklijke KPN NV	322,088	1,124	- ADR	35,121	299
NN Group NV	30,733	1,328	Banco de Sabadell SA - ADR	133,824	265
Royal Dutch Shell PLC Class A	90,461	3,016	Banco Santander SA - ADR	298,240	1,955
Wolters Kluwer NV	17,420	907	Bankia SA	186,756	891
Yandex NV Class A(Æ)	22,750	745	Cellnex Telecom SA(Þ)	28,791	737
		14,574	Enagas SA	5,810	166
			Ence Energia y Celulosa S. A	6,151	41
Norway - 0.9%			Endesa SA - ADR	12,410	265
Det Norske Oljeselskap ASA	410	10	Gestamp Automocion SA(Æ)(Þ)	14,172	101
DNB ASA	10,775	199	Grupo Catalana Occidente SA	1,840	81
DNO ASA(Æ)	15,656	18	Iberdrola SA	136,607	1,057
Gjensidige Forsikring ASA	5,573	105	Industria de Diseno Textil SA	19,594	682
Grieg Seafood ASA	14,860	130	Repsol SA - ADR	41,651	736
Marine Harvest ASA(Æ)	57,068	967	Telefonica SA - ADR	63,301	617
Norsk Hydro ASA	30,072	227			8,767
Orkla ASA	59,605	632
Salmar ASA Class A	4,421	132	Sweden - 2.2%
Statoil ASA Class N	15,803	338	Assa Abloy AB Class B	37,616	781
Telenor ASA	44,014	943	Atlas Copco AB Class A	21,897	943

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 57

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Atlas Copco AB Class B	540	21	United Kingdom - 14.0%
Boliden AB	5,985	204	3i Group PLC	71,815	885
Electrolux AB	22,900	737	Abcam PLC Class A	2,560	36
Essity Aktiebolag Class B	1,120	32	Antofagasta PLC	25,681	348
ICA Gruppen AB	4,600	167	Aon PLC	12,010	1,609
Nordea Bank AB	65,954	798	AstraZeneca PLC	21,759	1,494
Sandvik AB	9,580	167	Auto Trader Group PLC(Þ)	8,700	41
SAS AB(Æ)	5,400	14	Aviva PLC	202,864	1,386
Skandinaviska Enskilda Banken AB			Babcock International Group PLC	10,320	98
Class A	16,545	194	BAE Systems PLC	156,806	1,206
Swedbank AB Class A	26,986	650	Barclays PLC	450,344	1,228
Swedish Match AB	36,767	1,446	Barratt Developments PLC	51,000	446
Telefonaktiebolaget LM Ericsson Class B	309,020	2,025	BBA Aviation PLC	124,774	589
Telia Co. AB	98,940	440	Berkeley Group Holdings PLC	3,717	210
Volvo AB Class B	57,380	1,068	BHP Billiton PLC	59,116	1,210
		9,687	BP PLC	104,638	738
			BP PLC - ADR	21,795	916
Switzerland - 7.4%			British American Tobacco PLC	57,994	3,914
ABB, Ltd.	88,827	2,375	British Land Co. PLC (The)(ö)	8,800	82
Adecco SA	5,044	386	BT Group PLC	59,592	218
Baloise Holding AG	2,245	350	Diageo PLC	69,778	2,554
Banque Cantonale Vaudoise	94	71	Dialog Semiconductor PLC(Æ)	2,680	83
Barry Callebaut AG(Æ)	97	202	Direct Line Insurance Group PLC	46,335	239
Chocoladefabriken Lindt & Spruengli			Fiat Chrysler Automobiles NV(Æ)	43,303	772
AG	20	122	Foxtons Group PLC	227,450	251
Cie Financiere Richemont SA	14,025	1,270	GlaxoSmithKline PLC - ADR	120,766	2,136
Coca-Cola HBC AG - ADR(Æ)	20,308	661	HSBC Holdings PLC	252,955	2,609
Credit Suisse Group AG(Æ)	107,465	1,912	Imperial Tobacco Group PLC	30,500	1,304
Georg Fischer AG	163	215	International Consolidated Airlines
Glencore PLC(Æ)	56,050	295	Group SA	17,148	149
Julius Baer Group, Ltd. (Æ)	16,269	994	J Sainsbury PLC	516,400	1,682
LafargeHolcim, Ltd. (Æ)	4,129	233	JD Sports Fashion PLC	19,200	87
Lonza Group AG(Æ)	4,820	1,302	John Wood Group PLC	62,976	550
Luzerner Kantonalbank AG	158	75	Just Eat PLC(Æ)	87,541	918
Nestle SA	25,163	2,162	Kingfisher PLC	163,300	744
Novartis AG	47,008	3,975	Land Securities Group PLC(ö)	21,843	297
Oriflame Holding AG	240	10	Legal & General Group PLC	53,111	196
Pargesa Holding SA	560	49	Lloyds Banking Group PLC	1,130,207	1,035
Roche Holding AG	19,311	4,885	London Stock Exchange Group PLC	20,225	1,036
SGS SA	159	414	Lookers PLC	144,915	201
Sika AG	384	3,044	LSL Property Services PLC(Å)	110,360	412
STMicroelectronics NV	24,668	536	Meggitt PLC	84,717	549
Straumann Holding AG	786	555	Michael Page International PLC	64,250	403
Sulzer AG	910	110	National Grid PLC	26,899	316
Swiss Life Holding AG(Æ)	2,777	983	Old Mutual PLC	64,896	203
Swiss Re AG	9,000	842	Persimmon PLC Class A	37,888	1,399
Swisscom AG	507	269	Reckitt Benckiser Group PLC	1,619	151
UBS Group AG(Æ)	185,760	3,413	Redrow PLC	15,556	138
Zurich Insurance Group AG	1,376	418	Rio Tinto PLC - ADR	28,886	1,529
		32,128	Rio Tinto PLC	21,950	1,159
			Royal Bank of Scotland Group PLC(Æ)	991,672	3,699
Taiwan - 0.4%			Royal Dutch Shell PLC Class A	14,887	499
Catcher Technology Co. , Ltd.	72,000	791	Royal Dutch Shell PLC Class B	53,173	1,793
Compal Electronics, Inc.	542,000	387	Royal Mail PLC	82,300	503
Hon Hai Precision Industry Co. , Ltd.	107,153	341	Sage Group PLC (The)	9,300	100
		1,519	Scottish & Southern Energy PLC	5,144	92
			Smith & Nephew PLC	720	12
			SSP Group PLC	4,600	42

See accompanying notes which are an integral part of the financial statements.

58 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Standard Chartered PLC(Æ)	163,189		1,718	Total Warrants & Rights
Standard Life Aberdeen PLC	22,412		132	(cost $10)			10
Stock Spirits Group PLC	100,540		365
Subsea 7 SA	12,081		181
Taylor Wimpey PLC	344,406		959	Short-Term Investments - 4.8%
Tesco PLC	601,371		1,698	United States - 4.8%
				U. S. Cash Management Fund(@)	21,071,392	(8)	21,071

Unilever Travis Perkins NV PLC	133,669	34,040	1,912 2,825	Total Short-Term Investments
Unilever PLC	3,780		209	(cost $21,073)			21,071
Vertu Motors PLC	50,927		35
Vodafone Group PLC	983,166		3,106	Other Securities - 0.1%
Wausau Paper Corp.	59,638		1,081	U. S. Cash Collateral Fund(×)(@)	401,903	(8)	402
Wm Morrison Supermarkets PLC	97,200		288	Total Other Securities
			61,005	(cost $402)			402

United States - 3.6%
Alphabet, Inc. Class C(Æ)	2,891		3,025	Total Investments 98.2%
Brookfield Real Estate Services, Inc. (Å)	18,232		240	(identified cost $385,454)			428,352
Carnival PLC	16,990		1,117
Facebook, Inc. Class A(Æ)	14,948		2,638	Other Assets and Liabilities, Net
Interfor Corp. (Æ)	900		15	- 1.8%			7,958
Lam Research Corp.	7,250		1,335	Net Assets - 100.0%			436,310
MasterCard, Inc. Class A	4,575		692
Mylan NV(Æ)	61,482		2,601
News Corp. Class A	66,832		1,083
NVIDIA Corp.	8,688		1,681
Thomson Reuters Corp.	5,196		227
Visa, Inc. Class A	10,138		1,156
			15,810

Total Common Stocks
(cost $359,699)			401,390

Preferred Stocks - 1.3%
Germany - 1.3%
Bayerische Motoren Werke AG
4.274% (Ÿ)	12,661		1,131
Porsche Automobil Holding SE
1.282% (Ÿ)	3,041		255
Schaeffler AG
3.021% (Ÿ)	14,430		255
Volkswagen AG
1.092% (Ÿ)	19,140		3,813
			5,454

Italy - 0.0%
Telecom Italia SpA
4.432% (Ÿ)	35,003		25

Total Preferred Stocks
(cost $4,270)			5,479

Warrants & Rights - 0.0%
Spain - 0.0%
Repsol SA(Æ)
2018 Rights	21,512		10

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 59

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
				Principal	Cost per		Cost	Fair Value
% of Net Assets	Acquisition			Amount ($)		Unit	(000)	(000)
Securities	Date			or shares		$	$	$
0.1%
Brookfield Real Estate Services, Inc.	12/06/17	CAD		18,232		12.51	228	240
LSL Property Services PLC	12/06/17	GBP		110,360		3.88	428	412
								652
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
CAC40 Euro Index Futures			32	EUR	1,699	01/18		(31)
DAX Index Futures			5	EUR	1,614	03/18		(35)
EURO STOXX 50 Index Futures			250	EUR	8,733	03/18		(252)
FTSE 100 Index Futures			34	GBP	2,597	03/18		97
Hang Seng Index Futures			3	HKD	4,492	01/18		6
S&P/TSX 60 Index Futures			37	CAD	7,085	03/18		20
SPI 200 Index Futures			8	AUD	1,204	03/18		1
TOPIX Index Futures			209	JPY	3,797,530	03/18		525
Short Positions
Hang Seng Index Futures			25	HKD	37,435	01/18		(47)
MSCI Emerging Markets Mini Index Futures			239	USD	13,906	03/18		(571)
S&P 500 E-Mini Index Futures			162	USD	21,676	03/18		(264)
SPI 200 Index Futures			28	AUD	4,214	03/18		(10)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								(561)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
	Amount			Amount				(Depreciation)
Counterparty	Sold			Bought		Settlement Date		$
Bank of America	USD	673		AUD	895	03/22/18		25
Bank of America	USD	2,402		AUD	3,195	03/22/18		91
Bank of America	USD	3,002		AUD	4,000	03/22/18		118
Bank of America	USD	3,002		AUD	4,000	03/22/18		119
Bank of America	USD	976		CAD	1,254	03/22/18		22
Bank of America	USD	3,762		CAD	4,830	03/22/18		85
Bank of America	USD	6,230		CAD	8,000	03/22/18		140
Bank of America	USD	637		DKK	4,000	03/22/18		11
Bank of America	USD	2,272		EUR	1,914	03/22/18		36
Bank of America	USD	4,383		EUR	3,700	03/22/18		77
Bank of America	USD	5,188		EUR	4,372	03/22/18		82
Bank of America	USD	1,628		GBP	1,210	03/22/18		10
Bank of America	USD	1,938		GBP	1,440	03/22/18		11
Bank of America	USD	3,093		GBP	2,300	03/22/18		20
Bank of America	USD	458		HKD	3,569	03/22/18		—
Bank of America	USD	513		HKD	4,000	03/22/18		(1)
Bank of America	USD	914		HKD	7,125	03/22/18		(1)
Bank of America	USD	5,648		HKD	44,000	03/22/18		(7)

See accompanying notes which are an integral part of the financial statements.

60 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,513	JPY	281,650	03/22/18	(3)
Bank of America	USD	7,751	JPY	868,866	03/22/18	(10)
Bank of America	USD	446	SEK	3,750	03/22/18	13
Bank of America	AUD	1,938	USD	1,456	03/22/18	(55)
Bank of America	CAD	650	USD	506	03/22/18	(11)
Bank of America	CAD	1,000	USD	779	03/22/18	(18)
Bank of America	CHF	988	USD	1,002	03/22/18	(17)
Bank of America	DKK	2,275	USD	363	03/22/18	(5)
Bank of America	EUR	1,500	USD	1,777	03/22/18	(31)
Bank of America	EUR	1,943	USD	2,305	03/22/18	(36)
Bank of America	GBP	100	USD	134	03/22/18	(1)
Bank of America	GBP	378	USD	508	03/22/18	(3)
Bank of America	HKD	400	USD	51	03/22/18	—
Bank of America	HKD	19,350	USD	2,482	03/22/18	2
Bank of America	JPY	30,000	USD	266	03/22/18	(1)
Bank of America	JPY	350,000	USD	3,102	03/22/18	(17)
Bank of America	JPY	380,000	USD	3,390	03/22/18	4
Bank of America	JPY	380,000	USD	3,368	03/22/18	(18)
Bank of America	NOK	3,800	USD	460	03/22/18	(4)
Bank of America	NOK	11,000	USD	1,329	03/22/18	(14)
Bank of America	NZD	4,000	USD	2,731	03/22/18	(101)
Bank of America	SEK	15,000	USD	1,787	03/22/18	(50)
BNP Paribas	AUD	1,000	USD	756	03/22/18	(24)
BNP Paribas	CAD	1,300	USD	1,017	03/22/18	(18)
BNP Paribas	EUR	5,000	USD	5,940	03/22/18	(88)
BNP Paribas	GBP	1,300	USD	1,746	03/22/18	(13)
BNP Paribas	HKD	3,700	USD	474	03/22/18	—
BNP Paribas	JPY	300,000	USD	2,690	03/22/18	17
Brown Brothers Harriman	USD	33	GBP	24	01/03/18	—
Brown Brothers Harriman	USD	44	JPY	4,981	01/05/18	—
Brown Brothers Harriman	AUD	50	USD	38	03/22/18	(1)
Brown Brothers Harriman	AUD	100	USD	76	03/22/18	(2)
Brown Brothers Harriman	CAD	100	USD	78	03/22/18	(2)
Brown Brothers Harriman	CAD	100	USD	78	03/22/18	(1)
Brown Brothers Harriman	CHF	231	USD	236	01/03/18	(1)
Brown Brothers Harriman	EUR	300	USD	355	03/22/18	(6)
Brown Brothers Harriman	EUR	400	USD	475	03/22/18	(8)
Brown Brothers Harriman	GBP	46	USD	62	01/03/18	—
Brown Brothers Harriman	GBP	100	USD	134	03/22/18	(1)
Brown Brothers Harriman	HKD	500	USD	64	03/22/18	—
Brown Brothers Harriman	JPY	1,773	USD	16	01/04/18	—
Brown Brothers Harriman	JPY	1,172	USD	10	01/05/18	—
Brown Brothers Harriman	JPY	14,039	USD	124	01/05/18	—
Brown Brothers Harriman	JPY	754	USD	7	01/09/18	—
Brown Brothers Harriman	JPY	40,000	USD	358	03/22/18	2
Citigroup	USD	2,401	AUD	3,195	03/22/18	91
Citigroup	USD	3,761	CAD	4,830	03/22/18	85
Citigroup	USD	2,273	EUR	1,914	03/22/18	34
Citigroup	USD	1,939	GBP	1,440	03/22/18	11
Citigroup	USD	914	HKD	7,125	03/22/18	—
Citigroup	USD	7,760	JPY	868,866	03/22/18	(19)
Citigroup	USD	446	SEK	3,750	03/22/18	13
Citigroup	AUD	1,938	USD	1,456	03/22/18	(55)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 61

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	CAD	650	USD	506	03/22/18	(11)
Citigroup	CHF	988	USD	1,004	03/22/18	(15)
Citigroup	DKK	2,275	USD	363	03/22/18	(5)
Citigroup	EUR	1,943	USD	2,307	03/22/18	(35)
Citigroup	GBP	378	USD	509	03/22/18	(3)
Citigroup	HKD	19,350	USD	2,482	03/22/18	1
Citigroup	JPY	380,000	USD	3,394	03/22/18	8
Citigroup	NOK	3,800	USD	460	03/22/18	(4)
Commonwealth Bank of Australia	USD	673	AUD	895	03/22/18	25
Commonwealth Bank of Australia	USD	2,402	AUD	3,195	03/22/18	91
Commonwealth Bank of Australia	USD	977	CAD	1,254	03/22/18	21
Commonwealth Bank of Australia	USD	3,764	CAD	4,830	03/22/18	83
Commonwealth Bank of Australia	USD	2,273	EUR	1,914	03/22/18	34
Commonwealth Bank of Australia	USD	5,192	EUR	4,372	03/22/18	78
Commonwealth Bank of Australia	USD	1,626	GBP	1,210	03/22/18	12
Commonwealth Bank of Australia	USD	1,935	GBP	1,440	03/22/18	14
Commonwealth Bank of Australia	USD	458	HKD	3,569	03/22/18	—
Commonwealth Bank of Australia	USD	914	HKD	7,125	03/22/18	(1)
Commonwealth Bank of Australia	USD	2,515	JPY	281,650	03/22/18	(6)
Commonwealth Bank of Australia	USD	7,759	JPY	868,866	03/22/18	(18)
Commonwealth Bank of Australia	USD	447	SEK	3,750	03/22/18	13
Commonwealth Bank of Australia	AUD	1,938	USD	1,456	03/22/18	(55)
Commonwealth Bank of Australia	CAD	650	USD	506	03/22/18	(11)
Commonwealth Bank of Australia	CHF	988	USD	1,004	03/22/18	(16)
Commonwealth Bank of Australia	DKK	2,275	USD	363	03/22/18	(5)
Commonwealth Bank of Australia	EUR	1,943	USD	2,307	03/22/18	(35)
Commonwealth Bank of Australia	GBP	378	USD	508	03/22/18	(4)
Commonwealth Bank of Australia	HKD	19,350	USD	2,482	03/22/18	2
Commonwealth Bank of Australia	JPY	380,000	USD	3,394	03/22/18	8
Commonwealth Bank of Australia	NOK	3,800	USD	460	03/22/18	(3)
State Street	USD	19	AUD	24	01/02/18	—
State Street	USD	672	AUD	895	03/22/18	26
State Street	USD	2,401	AUD	3,195	03/22/18	91
State Street	USD	977	CAD	1,254	03/22/18	22
State Street	USD	3,763	CAD	4,830	03/22/18	84
State Street	USD	49	EUR	41	01/02/18	—
State Street	USD	2,273	EUR	1,914	03/22/18	35
State Street	USD	5,191	EUR	4,372	03/22/18	79
State Street	USD	402	GBP	300	03/22/18	4
State Street	USD	1,626	GBP	1,210	03/22/18	12
State Street	USD	1,935	GBP	1,440	03/22/18	15
State Street	USD	458	HKD	3,569	03/22/18	—
State Street	USD	914	HKD	7,125	03/22/18	(1)
State Street	USD	61	JPY	6,866	01/04/18	—
State Street	USD	2,514	JPY	281,650	03/22/18	(5)
State Street	USD	7,756	JPY	868,866	03/22/18	(14)
State Street	USD	6	NOK	50	01/02/18	—
State Street	USD	447	SEK	3,750	03/22/18	13
State Street	USD	25	SGD	33	01/02/18	—
State Street	AUD	50	USD	39	03/22/18	—
State Street	AUD	300	USD	226	03/22/18	(8)
State Street	AUD	1,938	USD	1,456	03/22/18	(56)
State Street	CAD	1	USD	1	01/02/18	—

See accompanying notes which are an integral part of the financial statements.

62 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	80	USD	63	03/22/18	(1)
State Street	CAD	500	USD	390	03/22/18	(9)
State Street	CAD	650	USD	506	03/22/18	(11)
State Street	CHF	988	USD	1,003	03/22/18	(16)
State Street	DKK	2,275	USD	363	03/22/18	(5)
State Street	EUR	500	USD	596	03/22/18	(6)
State Street	EUR	1,300	USD	1,541	03/22/18	(26)
State Street	EUR	1,943	USD	2,306	03/22/18	(35)
State Street	GBP	10	USD	13	01/02/18	—
State Street	GBP	378	USD	507	03/22/18	(4)
State Street	GBP	500	USD	669	03/22/18	(7)
State Street	HKD	169	USD	22	01/02/18	—
State Street	HKD	1,300	USD	167	03/22/18	—
State Street	HKD	19,350	USD	2,482	03/22/18	1
State Street	JPY	5,810	USD	52	01/05/18	—
State Street	JPY	100,000	USD	886	03/22/18	(5)
State Street	JPY	380,000	USD	3,392	03/22/18	6
State Street	NOK	3,800	USD	460	03/22/18	(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						814

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$13,633	$—	$—	$13,633	3.1
Austria	—	1,653	—	—	1,653	0.4
Belgium	—	6,562	—	—	6,562	1.5
Bermuda	693	—	—	—	693	0.2
Brazil	—	756	—	—	756	0.2
Canada	17,551	—	—	—	17,551	4.0
China	4,897	7,688	—	—	12,585	2.9
Denmark	—	6,903	—	—	6,903	1.6
Finland	—	1,915	—	—	1,915	0.4
France	—	37,337	—	—	37,337	8.6
Germany	1,113	28,322	—	—	29,435	6.7
Hong Kong	979	10,860	—	—	11,839	2.7
India	2,603	—	—	—	2,603	0.6
Indonesia	—	1,039	—	—	1,039	0.2
Ireland	1,370	56	—	—	1,426	0.3
Israel	583	2,468	—	—	3,051	0.7
Italy	—	12,138	—	—	12,138	2.8
Japan	—	73,466	—	—	73,466	16.8
Jersey	—	284	—	—	284	0.1

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 63

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Luxembourg	—	466	—	—	466	0.1
Macao	—	953	—	—	953	0.2
Mexico	1,595	—	—	—	1,595	0.4
Netherlands	992	13,582	—	—	14,574	3.3
Norway	—	3,932	—	—	3,932	0.9
Papua New Guinea	—	10	—	—	10	—*
Portugal	—	1,168	—	—	1,168	0.3
Russia	—	2,746	—	—	2,746	0.6
Singapore	—	2,905	—	—	2,905	0.7
South Korea	—	9,256	—	—	9,256	2.1
Spain	—	8,767	—	—	8,767	2.0
Sweden	—	9,687	—	—	9,687	2.2
Switzerland	—	32,128	—	—	32,128	7.4
Taiwan	—	1,519	—	—	1,519	0.4
United Kingdom	4,054	56,951	—	—	61,005	14.0
United States	14,693	1,117	—	—	15,810	3.6
Preferred Stocks	—	5,479	—	—	5,479	1.3
Warrants & Rights	10	—	—	—	10	—*
Short-Term Investments	—	—	—	21,071	21,071	4.8
Other Securities	—	—	—	402	402	0.1
Total Investments	51,133	355,746	—	21,473	428,352	98.2
Other Assets and Liabilities, Net						1.8
						100.0

Other Financial Instruments
Assets
Futures Contracts	649	—	—	—	649	0.1
Foreign Currency Exchange Contracts	—	1,897	—	—	1,897	0.4

Liabilities
Futures Contracts	(1,210)	—	—	—	(1,210)	(0.3)
Foreign Currency Exchange Contracts	—	(1,083)	—	—	(1,083)	(0.2)
Total Other Financial Instruments**	$(561)	$814	$—	$—	$253

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

64 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	54,253
Consumer Staples	28,110
Energy	22,269
Financial Services	109,762
Health Care	30,578
Materials and Processing	35,041
Producer Durables	44,888
Technology	54,524
Utilities	27,444
Warrants and Rights	10
Short-Term Investments	21,473
Total Investments	428,352

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 65

Russell Investment Funds
International Developed Markets Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,897
Variation margin on futures contracts*	649	—
Total	$649	$1,897

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,210	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,083
Total	$1,210	$1,083
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$810	$—
Options written	(922)	—
Foreign currency exchange contracts	—	602
Total	$(112)	$602

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(834)	$—
Options written	8	—
Foreign currency exchange contracts	—	1,195
Total	$(826)	$1,195

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$387	$—	$387
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		1,897	—	1,897
Futures Contracts	Variation margin on futures contracts		127	—	127
Total Financial and Derivative Assets			2,411	—	2,411
Financial and Derivative Assets not subject to a netting agreement			(127)	—	(127)
Total Financial and Derivative Assets subject to a netting agreement			$2,284	$—	$2,284

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$864	$402	$—	$462
BNP Paribas		17	17	—	—
Brown Brothers Harriman		2	2	—	—
Citigroup		404	148	160	96
Commonwealth Bank of Australia		381	153	—	228
Goldman Sachs		115	—	115	—
JPMorgan Chase		112	—	112	—
State Street		389	214	—	175
Total		$2,284	$936	$387	$961

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 67

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$192	$ — $	192
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,083	—	1,083
Total Financial and Derivative Liabilities		1,275	—	1,275
Financial and Derivative Liabilities not subject to a netting agreement		(192)	—	(192)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,083	$ — $	1,083

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$404	$402	$—	$2
BNP Paribas	143	17	—	126
Brown Brothers Harriman	21	2	—	19
Citigroup	148	148	—	—
Commonwealth Bank of Australia	153	153	—	—
State Street	214	214	—	—
Total	$1,083	$936	$—	$147

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

68 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$385,454
Investments, at fair value(*)(>)	428,352
Cash	13
Cash (restricted)(a)	6,200
Foreign currency holdings(^)	960
Unrealized appreciation on foreign currency exchange contracts	1,897
Receivables:
Dividends and interest	444
Dividends from affiliated funds	29
Investments sold	733
Fund shares sold	4
Foreign capital gains taxes recoverable	335
Variation margin on futures contracts	127
Total assets	439,094

Liabilities
Payables:
Investments purchased	485
Fund shares redeemed	143
Accrued fees to affiliates	351
Other accrued expenses	128
Variation margin on futures contracts	192
Unrealized depreciation on foreign currency exchange contracts	1,083
Payable upon return of securities loaned	402
Total liabilities	2,784

Net Assets	$436,310

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 69

Russell Investment Funds
International Developed Markets Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(9)
Accumulated net realized gain (loss)	8,833
Unrealized appreciation (depreciation) on:
Investments	42,900
Investments in affiliated funds	(2)
Futures contracts	(561)
Foreign currency exchange contracts	814
Foreign currency-related transactions	28
Shares of beneficial interest	332
Additional paid-in capital	383,975
Net Assets	$436,310

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$13.12
Net assets	$436,310,116
Shares outstanding ($. 01 par value)	33,242,972
Amounts in thousands
(^) Foreign currency holdings - cost	$953
(*) Securities on loan included in investments	$387
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$21,473

(a) Cash Collateral for Futures	$6,200
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

70 International Developed Markets Fund

Russell Investment Funds
International Developed Markets Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Dividends	$11,172
Dividends from affiliated funds	211
Securities lending income (net)	90
Securities lending income from affiliated funds (net)	39
Less foreign taxes withheld	(948)
Total investment income	10,564

Expenses
Advisory fees	3,558
Administrative fees	198
Custodian fees	334
Transfer agent fees	17
Professional fees	84
Trustees’ fees	10
Printing fees	51
Miscellaneous	16
Total expenses	4,268
Net investment income (loss)	6,296

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	57,179
Investments in affiliated funds	(1)
Futures contracts	810
Options written	(922)
Foreign currency exchange contracts	602
Foreign currency-related transactions	146
Net realized gain (loss)	57,814
Net change in unrealized appreciation (depreciation) on:
Investments	22,289
Investments in affiliated funds	(3)
Futures contracts	(834)
Options written	8
Foreign currency exchange contracts	1,195
Foreign currency-related transactions	79
Net change in unrealized appreciation (depreciation)	22,734
Net realized and unrealized gain (loss)	80,548
Net Increase (Decrease) in Net Assets from Operations	$86,844

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 71

Russell Investment Funds
International Developed Markets Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,296	$6,237
Net realized gain (loss)	57,814	9,806
Net change in unrealized appreciation (depreciation)	22,734	(7,501)
Net increase (decrease) in net assets from operations	86,844	8,542

Distributions
From net investment income .	(10,619)	(11,300)
From net realized gain .	(14,486)	—
Net decrease in net assets from distributions	(25,105)	(11,300)

Share Transactions*
Net increase (decrease) in net assets from share transactions	19,197	7
Total Net Increase (Decrease) in Net Assets	80,936	(2,751)

Net Assets
Beginning of period	355,374	358,125
End of period	$436,310	$355,374
Undistributed (overdistributed) net investment income included in net assets	$(9)	$2,246

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	2,608	$33,743	1,527	$16,521
Proceeds from reinvestment of distributions	1,946	25,104	1,055	11,301
Payments for shares redeemed	(3,173)	(39,650)	(2,514)	(27,815)
Total increase (decrease)	1,381	$19,197	68	$7

See accompanying notes which are an integral part of the financial statements.

72 International Developed Markets Fund

(This page intentionally left blank)

Russell Investment Funds
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	11.15	. 19	2.58	2.77	(. 34)	(. 46)
December 31, 2016	11.26	. 19	. 06	. 25	(. 36)	—
December 31, 2015	11.54	. 19	(. 33)	(. 14)	(. 14)	—
December 31, 2014	12.32	. 26	(. 80)	(. 54)	(. 24)	—
December 31, 2013	10.31	. 18	2.05	2.23	(. 22)	—

See accompanying notes which are an integral part of the financial statements.

74 International Developed Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross(e)	Net(b)(e)	Net Assets(b)	Turnover Rate
(. 80)	13.12	24.98	436,310	1.08	1.08	1.59	117
(. 36)	11.15	2.36	355,374	1.02	1.02	1.78	36
(. 14)	11.26	(1.31)	358,125	1.06	1.04	1.60	35
(. 24)	11.54	(4.45)	379,675	1.08	1.03	2.13	32
(. 22)	12.32	21.91	428,517	1.04	. 99	1.76	36

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 75

Russell Investment Funds
International Developed Markets Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Advisory fees	$330,070
Administration fees	18,337
Transfer agent fees	1,614
Trustee fees	724
$350,745

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$18,922	$237,422	$235,269	$(1)	$ (3)	$21,071	$211	$—
U. S. Cash Collateral Fund	548	70,849	70,995	—	—	402	39	—
	$19,470	$308,271	$306,264	$(1)	$ (3)	$21,473	$250	$—

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$389,510,259
Unrealized Appreciation	$47,546,343
Unrealized Depreciation	(8,257,239)
Net Unrealized Appreciation (Depreciation)	$39,289,104
Undistributed Ordinary Income	$2,332,654
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$11,616,846
Tax Composition of Distributions
Ordinary Income	$10,619,097
Long-Term Capital Gains	$14,485,707

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$2,068
Accumulated net realized gain (loss)	(2,068)
Additional paid-in capital	—

See accompanying notes which are an integral part of the financial statements.

76 International Developed Markets Fund

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Strategic Bond Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	3.86%		1 Year	3.54%
5 Years	2.13	%§	5 Years	2.10	%§
10 Years	4.47	%§	10 Years	4.01	%§

Strategic Bond Fund 77

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Strategic Bond Fund (the “Fund”) employs a multi-manager	For the fiscal year ended December 31, 2017, strong investor
approach whereby portions of the Fund are allocated to different	demand, solid corporate earnings and flattening of the yield
money manager strategies. Fund assets not allocated to money	curve all combined to create a favorable environment for Fund
managers are managed by Russell Investment Management, LLC	performance.
(“RIM”), the Fund’s advisor. RIM may change the allocation of the
Fund’s assets among money managers at any time. An exemptive	How did the investment strategies and techniques employed
order from the Securities and Exchange Commission (“SEC”)	by the Fund and its money managers affect its benchmark
permits RIM to engage or terminate a money manager at any time,	relative performance?
subject to approval by the Fund’s Board, without a shareholder	RIM’s asset allocation for the Fund contributed positively to
vote. Pursuant to the terms of the exemptive order, the Fund	benchmark relative performance over the period as a result of
is required to notify its shareholders within 90 days of when a	the Fund’s ex-benchmark exposure to high yield corporate debt
money manager begins providing services. As of December 31,	and non-agency mortgage backed securities, which outperformed
2017, the Fund had six money managers.	the more traditional Bloomberg Barclays U. S. Aggregate Bond
Index benchmark. RIM’s allocations to ex-benchmark global real
What is the Fund’s investment objective?	yield and currency strategies detracted from performance as both
The Fund seeks to provide current income, and as a secondary	underperformed the Fund’s benchmark.
objective, capital appreciation.	The Fund employs discretionary money managers. The Fund’s
How did the Fund perform relative to its benchmark for the	discretionary money managers select the individual portfolio
fiscal year ended December 31, 2017?	securities for the assets assigned to them. Fund assets not
For the fiscal year ended December 31, 2017, the Fund gained	allocated to discretionary money managers include the Fund’s
3.86%. This is compared to the Fund’s benchmark, the Bloomberg	cash balances and assets which may be managed directly by
Barclays U. S. Aggregate Bond Index, which gained 3.54% during	RIM to effect the Fund’s investment strategies and/or to actively
the same period. The Fund’s performance includes operating	manage the Fund’s overall exposures by investing in securities or
expenses, whereas index returns are unmanaged and do not	other instruments that RIM believes will achieve the desired risk/
include expenses of any kind.	return profile for the Fund.
For the fiscal year ended December 31, 2017, the Morningstar®	With respect to certain of the Fund’s money managers, Logan
Insurance Intermediate-Term Bond Category, a group of funds	Circle Partners, L. P. (“Logan Circle”) was the best performing
that Morningstar considers to have investment strategies similar	manager during the period, outperforming the Fund’s benchmark
to those of the Fund, gained 3.88%. This result serves as a peer	and the benchmark assigned to it by RIM, the Bloomberg
comparison and is expressed net of operating expenses.	Barclays U. S. Corporate Bond Index. Logan Circle benefited
from a strong corporate rally during the year that saw significant
RIM may assign a money manager a benchmark other than the	spread tightening in the U. S. This was beneficial as Logan Circle
Fund’s index. However, the Fund’s primary index remains the	held an overweight to investment grade corporates and emerging
benchmark for the Fund.	market debt. The manager’s underweights to government and
How did the market conditions described in the Market	securitized sectors were positive as these sectors underperformed
Summary report affect the Fund’s performance?	the corporate sector.
The fiscal year ended December 31, 2017 was characterized by	Pareto Investment Management Limited (“Pareto”), a fully
a risk on rally that saw both U. S. and European credit spreads	discretionary currency manager, was the worst performing
tighten, global growth improve and conducive monetary policies	manager over the period. Pareto’s long position in the U. S. dollar
from central banks. Overall, this proved positive for fixed income	versus a basket of short currencies significantly underperformed
sectors around the globe. The U. S. yield curve saw interest rates	during the year as the U. S. dollar significantly depreciated in
rise for the fiscal year with the short end of the curve rising 88	2017 while non-U. S. dollar currencies rallied.
basis points on a 3-month treasury bill, while the 10-year treasury	RIM managed a three-pronged strategy to seek to generate active
bond interest rate was flat. The German Bund saw a parallel shift	returns through currency positioning by supplementing the
upwards in interest rates during 2017 and the British Gilt saw	Fund’s existing active currency mandate with a more mechanistic
interest rates rise on the short end of the curve and fall on the	strategy and to further reduce the Fund’s reliance on traditional
longer end. The U. S. experienced the largest interest rate moves	fixed income market risks. This approach incorporates a currency
as the U. S. Federal Reserve raised interest rates three times	overlay, an index replication and an enhanced cash strategy.
during the year.	The currency overlay utilizes currency forward contracts to take

78 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

long and short positions in global foreign exchange markets.	derivatives and currency forward contracts. RIM’s futures trades
Because the currency overlay is an out-of-benchmark position,	had a positive impact on the Fund.
RIM managed an index replication strategy in connection with
the currency overlay to provide benchmark-like exposure to	Describe any changes to the Fund’s structure or the money
its overall strategy. The enhanced cash strategy is designed to	manager line-up.
provide for modest returns on the cash held in connection with the	There were no changes to the Fund’s money manager line-up
currency overlay and index replication strategies. Over the fiscal	during the period.
year, the currency overlay strategy was negative for the Fund’s	RIM implemented the new positioning strategy discussed above.
benchmark relative performance.
Money Managers as of December 31,
RIM also managed a global real yield strategy using global	2017	Styles
government bond futures to take long positions in high quality
	Colchester Global Investors Limited	Fully discretionary
government bonds whose net-of-inflation yields are expected to be	Logan Circle Partners, L. P.	Sector Specialist
relatively high and short positions where net-of-inflation yield is	Pareto Investment Management Limited	Fully discretionary
expected to be relatively low. This strategy had a negative impact	Schroder Investment Management North
on Fund performance as the long positions underperformed as	America Inc.	Sector Specialist
interest rates rose on those positions, widening compared to the	Scout Investments, Inc.	Fully discretionary
Western Asset Management Company
short positions.	and Western Asset Management Company
In addition, RIM implemented a new positioning strategy that	Limited	Fully discretionary
screens securities based on value within the Bloomberg Barclays
U. S. Corporate Bond Index, and purchases physical bonds
that RIM believes to be undervalued. The strategy tracked	The views expressed in this report reflect those of the
the Bloomberg Barclays U. S. Corporate Bond Index since its	portfolio managers only through the end of the period
inception in October 2017.	covered by the report. These views do not necessarily
During the period, RIM utilized futures and swaps to seek to	represent the views of RIM, or any other person in RIM or
achieve the Fund benchmark’s duration and credit exposures with	any other affiliated organization. These views are subject to
respect to the portion of the Fund allocated to cash reserves. This	change at any time based upon market conditions or other
performed as intended in terms of absolute return contribution.	events, and RIM disclaims any responsibility to update the
RIM also managed tactical ‘tilts’ based on its judgments	views contained herein. These views should not be relied
regarding shorter-term opportunities to seek to generate returns	on as investment advice and, because investment decisions
and/or mitigate risk by purchasing government futures, credit	for a Russell Investment Funds (“RIF”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-grade corporate debt securities and mortgage-backed securities.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Strategic Bond Fund 79

Russell Investment Funds
Strategic Bond Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this on
administrative fees and other Fund expenses. The Example is	do not reflect any Insurance Company Separate Account Policy
intended to help you understand your ongoing costs (in dollars)	Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,010.00	$1,021.93
The information in the table under the heading “Actual	Expenses Paid During Period*	$3.29	$3.31
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

80 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.2%			1.860% due 08/08/22	625	619
Asset-Backed Securities - 6.2%			Series 2017-A9 Class A9
Aames Mortgage Investment Trust			1.800% due 09/20/21	700	696
Series 2005-1 Class M6			Citigroup Mortgage Loan Trust, Inc.
1.793% due 06/25/35 (Ê)	1,040	792	Series 2007-WFH2 Class M2
Access Group, Inc.			1.221% due 03/25/37 (Ê)	1,490	1,367
Series 2007-1 Class A4			Conseco Financial Corp.
1.427% due 01/25/23 (Ê)	682	671	Series 1998-2 Class M1
ACE Securities Corp. Home Equity Loan			6.940% due 12/01/28 (~)(Ê)	1,410	1,331
Trust			Countrywide Asset-Backed Certificates
Series 2005-HE3 Class M2			Series 2005-5 Class M4
1.657% due 05/25/35 (Ê)	585	586	1.556% due 10/25/35 (Ê)	456	458
ACE Securities Corp. Mortgage Loan			Series 2005-9 Class M1
Trust			1.511% due 01/25/36 (Ê)	1,062	1,059
Series 2007-D1 Class A2			FFMLT Trust
6.336% due 02/25/38 (~)(Ê)(Þ)	670	618
AmeriCredit Automobile Receivables			Series 2005-FF8 Class M2
Trust			1.112% due 09/25/35 (Ê)	760	755
Series 2015-3 Class A3			Fieldstone Mortgage Investment Trust
1.540% due 03/09/20	266	266	Series 2004-4 Class M3
Series 2016-2 Class A2A			2.438% due 10/25/35 (Ê)	561	569
1.420% due 10/08/19	63	63	Ford Credit Auto Owner Trust
Ameriquest Mortgage Securities,			Series 2015-B Class A3
Inc. Asset-Backed Pass-Through			1.160% due 11/15/19	240	240
Certificates			Series 2017-B Class A2B
Series 2005-R1 Class M4			1.130% due 05/15/20 (Ê)	225	225
1.307% due 03/25/35 (Ê)	830	811	Series 2017-C Class A2A
Asset-Backed Funding Trust Certificates			1.800% due 09/15/20	600	599
Series 2005-WF1 Class M1			GMACM Home Equity Loan Trust
1.132% due 11/25/34 (Ê)	1,133	1,132	Series 2007-HE1 Class A4
BCAP LLC Trust			5.952% due 08/25/37 (~)(Ê)	642	665
Series 2014-RR3 Class 3A2			Series 2007-HE1 Class A5
1.390% due 07/26/36 (~)(Ê)(Þ)	1,330	1,225	5.705% due 08/25/37 (~)(Ê)	443	454
Series 2014-RR3 Class 5A2			Greenpoint Manufactured Housing
1.400% due 10/26/36 (~)(Ê)(Þ)	780	721	Contract Trust
Blackbird Capital Aircraft Lease			Series 2000-4 Class A3
Securitization, Ltd.			3.010% due 08/21/31 (Ê)	1,075	1,033
Series 2016-1A Class AA			GSAMP Trust
2.487% due 12/16/41 (~)(Ê)(Þ)	1,132	1,121	Series 2006-HE4 Class A1
CAL Funding III, Ltd.			0.732% due 06/25/36 (Ê)	812	794
Series 2017-1A Class A			Hertz Vehicle Financing LLC
3.620% due 06/25/42 (Þ)	751	749	Series 2015-2A Class A
Capital One Multi-Asset Execution Trust			2.020% due 09/25/19 (Þ)	920	918
Series 2014-A3 Class A3			Series 2017-1A Class B
1.857% due 01/18/22 (Ê)	250	251	3.560% due 10/25/21 (Þ)	420	418
CIT Mortgage Loan Trust			Home Equity Asset Trust
Series 2007-1 Class 1M1			Series 2005-9 Class M1
2.256% due 10/25/37 (Ê)(Þ)	260	252	0.580% due 04/25/36 (Ê)	380	368
Citibank Credit Card Issuance Trust			Series 2006-4 Class 2A4
Series 2014-A1 Class A1			1.518% due 08/25/36 (Ê)	784	751
2.880% due 01/23/23	1,890	1,925	Series 2006-6 Class 2A3
Series 2014-A5 Class A5			0.596% due 11/25/36 (Ê)	780	716
2.680% due 06/07/23	550	556	Honda Auto Receivables Owner Trust
Series 2014-A6 Class A6			Series 2015-2 Class A3
2.150% due 07/15/21	415	415	1.040% due 02/21/19	208	208
Series 2016-A2 Class A2			Series 2015-4 Class A3
2.190% due 11/20/23	620	615	1.230% due 09/23/19	523	521
Series 2017-A8 Class A8

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 81

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-2 Class A2			Series 2004-WHQ2 Class M2
1.460% due 10/15/19	370	369	1.470% due 02/25/35 (Ê)	194	194
HSI Asset Securitization Corp. Trust			Series 2005-WHQ1 Class M5
Series 2006-OPT3 Class 2A			1.896% due 03/25/35 (Ê)	1,290	1,284
9.611% due 02/25/36 (Ê)	427	427	Popular ABS Mortgage Pass-Through
Series 2007-OPT1 Class 1A			Trust
0.628% due 12/25/36 (Ê)	301	251	Series 2006-C Class A4
Hyundai Auto Receivables Trust			0.775% due 07/25/36 (Ê)	941	932
Series 2015-A Class A3			Series 2006-D Class A3
1.050% due 04/15/19	44	44	0.785% due 11/25/46 (Ê)	1,500	1,462
Series 2015-C Class A3			RAMP Trust
1.460% due 02/18/20	227	227	Series 2006-RZ1 Class M4
LCM XXII, Ltd.			1.058% due 03/25/36 (Ê)	960	884
Series 2016-22A Class A1			Renaissance Home Equity Loan Trust
2.636% due 10/20/28 (Ê)(Þ)	1,133	1,151	Series 2006-1 Class AF6
			5.746% due 05/25/36 (~)(Ê)	101	74
LCM XXV, Ltd.			Residential Asset Mortgage Products,
Series 2017-25A Class A			Inc. Trust
2.524% due 07/20/30 (Ê)(Þ)	1,124	1,133	Series 2005-EFC1 Class M3
Long Beach Mortgage Loan Trust			1.258% due 05/25/35 (Ê)	271	271
Series 2004-1 Class M1			Santander Drive Auto Receivables Trust
1.741% due 02/25/34 (Ê)	538	538	Series 2015-2 Class B
Series 2004-4 Class M1			1.830% due 01/15/20	31	31
1.425% due 10/25/34 (Ê)	940	936	SBA Small Business Investment Cos.
Madison Park Funding XVIII, Ltd.			Series 2017-10A Class 1
Series 2017-18A Class A1R			2.845% due 03/10/27	589	595
2.553% due 10/21/30 (Ê)(Å)	872	879	Series 2017-10B Class 1
Madison Park Funding XXVI, Ltd.			2.518% due 09/10/27	320	320
Series 2017-26A Class AR			SLM Private Credit Student Loan Trust
2.523% due 07/29/30 (Ê)(Þ)	780	787	Series 2005-B Class A4
Magnetite XVIII, Ltd.			1.180% due 06/15/39 (Ê)	650	617
Series 2016-18A Class A			Series 2006-A Class A5
2.715% due 11/15/28 (Ê)(Þ)	1,488	1,499	0.943% due 06/15/39 (Ê)	280	268
Master Asset-Backed Securities Trust			SLM Student Loan Trust
Series 2005-WMC1 Class M4			Series 2008-6 Class A4
2.179% due 03/25/35 (Ê)	551	553	2.467% due 07/25/23 (Ê)	170	172
Mercedes-Benz Auto Receivables Trust			Series 2010-1 Class A
Series 2016-1 Class A2A			0.934% due 03/25/25 (Ê)	272	269
1.110% due 03/15/19	268	268	Structured Asset Investment Loan Trust
Merrill Lynch Mortgage Investors Trust			Series 2005-HE3 Class M1
Series 2006-FF1 Class M4			1.711% due 09/25/35 (Ê)	882	879
0.895% due 08/25/36 (Ê)	790	779	Textainer Marine Containers, Ltd.
Nelnet Student Loan Trust			Series 2017-1A Class A
Series 2008-3 Class A4			3.720% due 05/20/42 (Þ)	939	944
2.967% due 11/25/24 (Ê)	381	389	THL Credit Wind River CLO, Ltd.
New Century Home Equity Loan Trust			Series 2017-2A Class AR
Series 2005-B Class M1			2.584% due 10/18/30 (Ê)(Å)	1,016	1,025
1.236% due 10/25/35 (Ê)	690	666	Towd Point Mortgage Trust
Nissan Auto Receivables Owner Trust			Series 2016-3 Class A1
Series 2017-C Class A2A			2.250% due 08/25/55 (~)(Ê)(Þ)	382	378
1.890% due 10/15/20	820	819	Series 2017-1 Class A1
Option One Mortgage Loan Trust			2.750% due 10/25/56 (~)(Ê)(Þ)	1,549	1,546
Series 2004-3 Class M1			Series 2017-2 Class A1
1.314% due 11/25/34 (Ê)	841	839	2.750% due 04/25/57 (~)(Ê)(Þ)	707	707
Series 2007-FXD1 Class 3A4			Series 2017-3 Class A1
5.860% due 01/25/37 (~)(Ê)	390	388	2.750% due 06/25/57 (~)(Ê)(Þ)	712	711
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates			Series 2017-4 Class A1

See accompanying notes which are an integral part of the financial statements.

82 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.750% due 06/25/57 (~)(Ê)(Þ)	350	349	4.375% due 10/01/22	343	350
Toyota Auto Receivables Owner Trust			Series 2016-1 Class B
Series 2015-A Class A3			5.250% due 01/15/24	320	338
1.120% due 02/15/19	58	58	Series 2017-1B Class B
Triton Container Finance IV LLC			4.950% due 02/15/25	210	220
Series 2017-2A Class A			American Axle & Manufacturing, Inc.
3.620% due 08/20/42 (Þ)	635	636	6.625% due 10/15/22	50	52
Triton Container Finance LLC			American Campus Communities
Series 2017-1A Class A			Operating Partnership LP
3.520% due 06/20/42 (Þ)	290	288	3.350% due 10/01/20	247	252
USAA Auto Owner Trust			American Express Co.
			2.200% due 10/30/20	1,085	1,076
Series 2016-1 Class A2			3.000% due 10/30/24	685	684
1.070% due 03/15/19	72	72
Wells Fargo Home Equity Asset-Backed			American Express Credit Corp.
Securities Trust			1.875% due 05/03/19	458	456
Series 2005-3 Class M4			1.700% due 10/30/19	610	604
1.581% due 11/25/35 (Ê)	500	503	Series F
		55,944	2.600% due 09/14/20	870	874
Corporate Bonds and Notes - 19.4%			American Honda Finance Corp.
21st Century Fox America, Inc.			Series MTN
8.450% due 08/01/34	160	241	1.753% due 02/14/20 (Ê)	1,000	1,003
6.400% due 12/15/35	125	166	American International Group, Inc.
6.900% due 08/15/39	730	1,030	6.400% due 12/15/20	825	915
Abbott Laboratories			3.750% due 07/10/25	110	113
2.350% due 11/22/19	595	595	American Tower Trust
2.900% due 11/30/21	400	405	3.070% due 03/15/23 (Þ)	270	273
3.750% due 11/30/26	90	92	AmerisourceBergen Corp.
4.750% due 11/30/36	60	67	3.450% due 12/15/27	330	327
4.900% due 11/30/46	80	92	Amgen, Inc.
AbbVie, Inc.			3.625% due 05/22/24	10	10
2.500% due 05/14/20	691	693	4.400% due 05/01/45	100	109
3.600% due 05/14/25	60	62	Anadarko Petroleum Corp.
AES Corp.			4.850% due 03/15/21	100	106
5.500% due 03/15/24	50	52	5.550% due 03/15/26	240	269
Aetna, Inc.			6.450% due 09/15/36	997	1,221
2.800% due 06/15/23	30	30	4.500% due 07/15/44	125	124
Allison Transmission, Inc.			6.600% due 03/15/46	90	116
5.000% due 10/01/24 (Þ)	90	93	Andeavor
Ally Financial, Inc.			4.750% due 12/15/23 (Þ)	209	225
8.000% due 11/01/31	100	130	Andeavor Logistics LP
Altria Group, Inc.			5.250% due 01/15/25	225	237
9.250% due 08/06/19	434	481	Anheuser-Busch Cos. LLC
2.850% due 08/09/22	170	171	5.000% due 03/01/19	215	222
10.200% due 02/06/39	482	839	Anheuser-Busch InBev Finance, Inc.
Amazon. com, Inc.			1.900% due 02/01/19	250	249
5.200% due 12/03/25	305	350	2.650% due 02/01/21	160	161
3.150% due 08/22/27 (Þ)	160	160	3.300% due 02/01/23	200	205
3.875% due 08/22/37 (Þ)	50	53	3.650% due 02/01/26	500	516
4.950% due 12/05/44	60	73	4.900% due 02/01/46	120	139
4.050% due 08/22/47 (Þ)	205	220	Anthem, Inc.
4.250% due 08/22/57 (Þ)	360	392	2.500% due 11/21/20	350	349
American Airlines, Inc. Pass-Through			3.700% due 08/15/21	40	41
Certificates Trust			3.125% due 05/15/22	395	398
Series 2011-1 Class A			2.950% due 12/01/22	690	690
5.250% due 01/31/21	183	193	3.350% due 12/01/24	30	30
Series 2013-2 Class A			3.650% due 12/01/27	625	637
4.950% due 01/15/23	452	481	4.375% due 12/01/47	405	430
Series 2014-1 Class B

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 83

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aon Corp.			4.450% due 03/03/26	30	32
8.205% due 01/01/27	172	224	3.500% due 04/19/26	1,295	1,323
Apache Corp.			3.593% due 07/21/28 (Ê)	260	264
3.250% due 04/15/22	20	20	Series L
5.100% due 09/01/40	140	149	2.600% due 01/15/19	8	8
4.750% due 04/15/43	130	133	2.650% due 04/01/19	243	244
4.250% due 01/15/44	20	19	Bank of New York Mellon Corp. (The)
Apollo Management Holdings, LP			2.600% due 08/17/20	225	227
4.400% due 05/27/26 (Þ)	385	402	2.200% due 08/16/23	355	344
Apple, Inc.			Bank One Capital III
2.274% due 02/22/19 (Ê)	591	596	8.750% due 09/01/30	280	412
1.691% due 05/06/19 (Ê)	480	482	BankAmerica Capital III
2.000% due 11/13/20	80	79	1.929% due 01/15/27 (Ê)	345	323
2.850% due 05/11/24	185	186	Barrick NA Finance LLC
3.250% due 02/23/26	410	418	4.400% due 05/30/21	265	280
2.450% due 08/04/26	110	105	5.700% due 05/30/41	130	160
4.650% due 02/23/46	100	117	BAT Capital Corp.
Associated Banc-Corp.			2.297% due 08/14/20 (Þ)	245	244
2.750% due 11/15/19	221	222	3.557% due 08/15/27 (Þ)	410	410
AT&T, Inc.			4.390% due 08/15/37 (Þ)	520	544
2.206% due 03/11/19 (Ê)	900	905	4.540% due 08/15/47 (Þ)	180	189
3.000% due 02/15/22	40	40	Bayer US Finance LLC
2.850% due 02/14/23	355	356	2.375% due 10/08/19 (Þ)	224	224
3.800% due 03/01/24	295	302	BB&T Corp.
3.400% due 08/14/24	885	889	5.250% due 11/01/19	232	244
4.250% due 03/01/27	500	509	Beacon Escrow Corp.
3.900% due 08/14/27	130	131	4.875% due 11/01/25 (Þ)	20	20
4.300% due 02/15/30 (Þ)	1,839	1,838	Becton Dickinson and Co.
8.250% due 11/15/31 (Þ)	350	485	2.894% due 06/06/22	560	556
4.900% due 08/14/37	490	497	3.363% due 06/06/24	180	180
4.350% due 06/15/45	90	83	3.734% due 12/15/24	19	19
4.750% due 05/15/46	190	186	4.685% due 12/15/44	10	11
5.150% due 11/15/46 (Þ)	245	250	Bed Bath & Beyond, Inc.
Athene Global Funding			5.165% due 08/01/44	285	251
2.750% due 04/20/20 (Þ)	920	920	BGC Partners, Inc.
AutoNation, Inc.			5.375% due 12/09/19	232	243
3.800% due 11/15/27	760	752	Blue Cube Spinco, Inc.
Avnet, Inc.			10.000% due 10/15/25	235	282
4.625% due 04/15/26	214	221	BMW US Capital LLC
BAC Capital Trust XIV			1.500% due 04/11/19 (Þ)	840	834
Series G			1.450% due 09/13/19 (Þ)	249	246
4.000% due 09/29/49 (Ê)(ƒ)	70	63	1.727% due 04/06/20 (Ê)(Þ)	300	301
Baker Hughes, a GE Co. LLC			Boeing Co. (The)
2.773% due 12/15/22 (Þ)	240	240	4.875% due 02/15/20	100	106
Ball Corp.			Brighthouse Financial, Inc.
5.250% due 07/01/25	110	120	3.700% due 06/22/27 (Þ)	825	811
Bank of America Corp.			4.700% due 06/22/47 (Þ)	50	51
2.328% due 10/01/21 (Ê)	340	339	Broadcom Corp. / Broadcom Cayman
3.004% due 12/20/23 (Ê)(Þ)	42	42	Finance, Ltd.
4.250% due 10/22/26	170	179	3.125% due 01/15/25 (Þ)	70	67
3.824% due 01/20/28 (Ê)	790	817	3.500% due 01/15/28 (Þ)	955	910
3.419% due 12/20/28 (Ê)(Þ)	482	482	Buckeye Partners LP
6.110% due 01/29/37	330	422	5.850% due 11/15/43	230	248
Series AA			Bunge, Ltd. Finance Corp.
6.100% due 12/31/49 (Ê)(ƒ)	50	55	8.500% due 06/15/19	234	253
Series GMTN			Burlington Northern Santa Fe LLC
3.300% due 01/11/23	460	471	4.150% due 04/01/45	100	109

See accompanying notes which are an integral part of the financial statements.

84 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Capital One Bank USA NA					Citigroup, Inc.
Series BKNT					5.375% due 08/09/20	232	249
2.250% due 02/13/19		510		509	4.450% due 09/29/27	1,455	1,540
Capital One Financial Corp.					8.125% due 07/15/39	420	671
2.400% due 10/30/20		240		239	5.300% due 05/06/44	101	119
Cardinal Health, Inc.					4.650% due 07/30/45	147	167
2.616% due 06/15/22		50		49	4.750% due 05/18/46	220	242
3.079% due 06/15/24		60		59	Series P
Carlyle Holdings II Finance LLC					5.950% due 12/31/49 (Ê)(ƒ)	280	298
5.625% due 03/30/43 (Þ)		215		246	Citizens Financial Group, Inc.
Caterpillar Financial Services Corp.					2.375% due 07/28/21	520	513
1.900% due 03/22/19		265		265	CME Group, Inc.
1.350% due 05/18/19		230		228	5.300% due 09/15/43	30	38
1.931% due 10/01/21		450		440	CNH Industrial Capital LLC
CBL & Associates LP					3.875% due 10/15/21	250	254
5.950% due 12/15/26		222		206	CNOOC Finance USA LLC
CCO Holdings LLC / CCO Holdings					3.500% due 05/05/25	300	302
Capital Corp.					Comcast Corp.
5.125% due 05/01/23 (Þ)		50		51	2.350% due 01/15/27	635	600
5.375% due 05/01/25 (Þ)		110		113	6.500% due 11/15/35	90	122
Celgene Corp.					CommScope Technologies LLC
3.550% due 08/15/22		30		31	5.000% due 03/15/27 (Þ)	30	30
5.000% due 08/15/45		80		91	Concho Resources, Inc.
CF Industries, Inc.					3.750% due 10/01/27	180	182
5.375% due 03/15/44		555		548	4.875% due 10/01/47	325	356
Charles Schwab Corp. (The)					Constellation Brands, Inc.
3.200% due 01/25/28		530		531	6.000% due 05/01/22	335	376
Charter Communications Operating LLC					4.750% due 11/15/24	40	44
/ Charter Communications Operating
Capital					Continental Airlines Pass-Through Trust
4.908% due 07/23/25		680		723	Series 071A Class A
4.200% due 03/15/28		705		698	5.983% due 04/19/22	79	86
6.384% due 10/23/35		40		47	Series 991A Class A
6.484% due 10/23/45		775		903	6.545% due 02/02/19 (Š)	80	82
6.834% due 10/23/55		206		248	Continental Resources, Inc.
Cheniere Corpus Christi Holdings LLC					4.500% due 04/15/23	90	92
5.125% due 06/30/27		60		62	4.375% due 01/15/28 (Þ)	10	10
Cheniere Energy Partners, LP					Cott Holdings, Inc.
5.250% due 10/01/25 (Þ)		585		595	5.500% due 04/01/25 (Þ)	60	62
Chesapeake Energy Corp.					Cox Communications, Inc.
6.125% due 02/15/21		50		51	3.250% due 12/15/22 (Þ)	225	225
8.000% due 12/15/22 (Þ)		8		9	6.450% due 12/01/36 (Þ)	425	499
Chevron Corp.					Crown Castle Towers LLC
2.954% due 05/16/26		120		120	6.113% due 01/15/20 (Þ)	435	458
Chubb INA Holdings, Inc.					CVS Health Corp.
2.300% due 11/03/20		20		20	2.750% due 12/01/22	90	89
3.350% due 05/03/26		30		31	5.125% due 07/20/45	140	160
Cigna Corp.					DAE Funding LLC
3.050% due 10/15/27		440		432	4.500% due 08/01/22 (Þ)	22	22
Cimarex Energy Co.					5.000% due 08/01/24 (Þ)	30	30
3.900% due 05/15/27		70		72	Daimler Finance NA LLC
Cintas Corp. No. 2					1.750% due 10/30/19 (Þ)	720	711
2.900% due 04/01/22		60		61	2.300% due 01/06/20 (Þ)	1,189	1,186
3.700% due 04/01/27		70		73	Darden Restaurants, Inc.
Cisco Systems, Inc.					6.800% due 10/15/37	395	529
2.450% due 06/15/20		240		242	DaVita HealthCare Partners, Inc.
Citigroup Capital III					5.000% due 05/01/25	10	10
7.625% due 12/01/36		350		460

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 85

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DDR Corp.			Enable Midstream Partners LP
3.625% due 02/01/25	256	252	3.900% due 05/15/24	244		245
Delhaize America, Inc.			Enbridge Energy Partners LP
9.000% due 04/15/31	154	220	5.200% due 03/15/20	238		250
Dell International LLC / EMC Corp.			Energy Transfer Partners, LP
3.480% due 06/01/19 (Þ)	150	152	4.250% due 03/15/23	420		417
4.420% due 06/15/21 (Þ)	479	499	4.050% due 03/15/25	405		405
7.125% due 06/15/24 (Þ)	100	109	7.500% due 07/01/38	192		238
8.350% due 07/15/46 (Þ)	710	914	6.050% due 06/01/41	325		348
Delphi Financial Group, Inc.			Series A
7.875% due 01/31/20	215	237	6.250% due 12/31/99 (Ê)(ƒ)	290		282
Delta Air Lines Pass-Through Trust			EnLink Midstream Partners, LP
Series 071A Class A			2.700% due 04/01/19	405		405
6.821% due 08/10/22	400	455	4.400% due 04/01/24	237		245
Series 2002-1 Class G-1			4.150% due 06/01/25	350		354
6.718% due 01/02/23	87	96	Series C
Delta Air Lines, Inc.			6.000% due 12/31/99 (Ê)(ƒ)	475		454
2.875% due 03/13/20	250	252	Enterprise Products Operating LLC
Deutsche Bank AG			Series A
2.700% due 07/13/20	260	259	5.084% due 08/01/66 (Ê)	360		360
Devon Energy Corp.			Series B
3.250% due 05/15/22	110	112	7.034% due 01/15/68 (Ê)	290		290
5.850% due 12/15/25	370	432	EOG Resources, Inc.
5.000% due 06/15/45	180	201	2.450% due 04/01/20	135		135
Devon Financing Co. LLC			4.150% due 01/15/26	30		32
7.875% due 09/30/31	765	1,050	EP Energy LLC / Everest Acquisition
Diageo Investment Corp.			Finance, Inc.
2.875% due 05/11/22	90	91	6.375% due 06/15/23	90		49
Digital Realty Trust LP			EPR Properties Co.
3.400% due 10/01/20	247	252	4.750% due 12/15/26	235		241
Discovery Communications LLC			Equifax, Inc.
5.625% due 08/15/19	258	271	3.300% due 12/15/22	230		228
4.900% due 03/11/26	168	179	Exelon Corp.
6.350% due 06/01/40	505	594	2.850% due 06/15/20	555		560
DISH DBS Corp.			Exelon Generation Co. LLC
5.875% due 07/15/22	50	50	2.950% due 01/15/20	257		260
5.875% due 11/15/24	100	97	Exxon Mobil Corp.
Dollar Tree, Inc.			1.739% due 03/15/19 (Ê)	800		801
5.750% due 03/01/23	70	73	3.043% due 03/01/26	60		61
Dominion Energy, Inc.			4.114% due 03/01/46	40		45
2.579% due 07/01/20	243	243	Series FXD
Dominion Resources, Inc.			1.912% due 03/06/20	257		256
7.000% due 06/15/38	20	28	Farmers Exchange Capital III
Domtar Corp.			5.454% due 10/15/54 (Ê)(Þ)	420		453
6.750% due 02/15/44	216	250	FedEx Corp.
Duke Energy Carolinas LLC			4.500% due 02/01/65	226		228
5.300% due 02/15/40	30	38	Fifth Third Bank
4.000% due 09/30/42	100	107	Series BKNT
Eastman Chemical Co.			2.300% due 03/15/19	223		223
2.700% due 01/15/20	241	243	2.875% due 10/01/21	450		454
Eaton Corp.			First Data Corp.
2.750% due 11/02/22	150	150	5.375% due 08/15/23 (Þ)	140		146
4.150% due 11/02/42	40	42	First Niagara Financial Group, Inc.
Ecolab, Inc.			6.750% due 03/19/20	237		258
4.350% due 12/08/21	8	9	FirstEnergy Corp.
Eli Lilly & Co.			Series B
3.100% due 05/15/27	50	51	4.250% due 03/15/23	100		104

See accompanying notes which are an integral part of the financial statements.

86 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.900% due 07/15/27	370	379	3.500% due 11/16/26	90		91
Series C			3.691% due 06/05/28 (Ê)	200		203
7.375% due 11/15/31	280	378	6.750% due 10/01/37	410		549
Ford Holdings LLC			6.250% due 02/01/41	160		215
9.300% due 03/01/30	175	247	5.150% due 05/22/45	30		35
Ford Motor Co.			4.750% due 10/21/45	250		286
4.750% due 01/15/43	50	51	Series D
Ford Motor Credit Co. LLC			6.000% due 06/15/20	150		162
5.875% due 08/02/21	200	220	Series GMTN
3.096% due 05/04/23	248	247	7.500% due 02/15/19	300		317
Freeport-McMoRan, Inc.			3.128% due 10/28/27 (Ê)	455		481
3.550% due 03/01/22	90	89	Goodyear Tire & Rubber Co. (The)
6.875% due 02/15/23	10	11	5.125% due 11/15/23	30		31
5.450% due 03/15/43	1,045	1,044	Great Plains Energy, Inc.
Fresenius Medical Care US Finance II,			5.292% due 06/15/22 (~)(Ê)	660		717
Inc.			Halliburton Co.
5.875% due 01/31/22 (Þ)	236	260	3.800% due 11/15/25	70		73
4.750% due 10/15/24 (Þ)	110	117	4.850% due 11/15/35	130		146
GE Capital International Funding Co.
Unlimited Co.			Harris Corp.
4.418% due 11/15/35	200	216	4.854% due 04/27/35	40		45
General Electric Co.			5.054% due 04/27/45	40		47
5.300% due 02/11/21	361	389	Hasbro, Inc.
4.500% due 03/11/44	190	210	3.500% due 09/15/27	745		728
Series GMTN			HCA, Inc.
6.875% due 01/10/39	411	592	4.750% due 05/01/23	50		52
			5.375% due 02/01/25	100		104
Series NOTZ			4.500% due 02/15/27	40		40
2.159% due 04/15/20 (Ê)	200	202
			5.500% due 06/15/47	405		404
General Motors Co.
4.875% due 10/02/23	320	346	Hess Corp.
4.200% due 10/01/27	385	398	7.125% due 03/15/33	200		241
6.250% due 10/02/43	120	142	Hewlett Packard Enterprise Co.
5.200% due 04/01/45	255	269	2.100% due 10/04/19 (Þ)	435		432
			6.200% due 10/15/35	860		934
General Motors Financial Co. , Inc.			6.350% due 10/15/45	236		250
3.500% due 07/10/19	219	222
4.375% due 09/25/21	20	21	HSBC Bank NA
4.250% due 05/15/23	10	10	Series BKNT
Georgia-Pacific LLC			5.875% due 11/01/34	475		612
8.875% due 05/15/31	515	797	HSBC Finance Corp.
Gerdau Holdings, Inc.			6.676% due 01/15/21	29		32
7.000% due 01/20/20 (Þ)	229	246	HSBC USA, Inc.
Gilead Sciences, Inc.			7.200% due 07/15/97	157		228
2.550% due 09/01/20	570	575	Humana, Inc.
3.650% due 03/01/26	90	93	3.150% due 12/01/22	10		10
4.750% due 03/01/46	100	116	3.950% due 03/15/27	100		104
			4.625% due 12/01/42	20		22
Glencore Funding LLC			4.950% due 10/01/44	20		23
4.625% due 04/29/24 (Þ)	40	42
4.000% due 03/27/27 (Þ)	200	201	4.800% due 03/15/47	10		11
GLP Capital, LP / GLP Financing II, Inc.			IBM Credit LLC
5.375% due 11/01/23	80	85	1.623% due 01/20/21 (Ê)	800		802
Goldman Sachs Capital II			Intel Corp.
4.000% due 06/01/43 (Ê)(ƒ)	3	3	2.450% due 07/29/20	248		251
			2.875% due 05/11/24	460		464
Goldman Sachs Group, Inc.			3.700% due 07/29/25	20		21
5.250% due 07/27/21	380	412
2.600% due 12/27/20	243	243	3.734% due 12/08/47 (Þ)	10		10
3.850% due 07/08/24	150	156	International Business Machines Corp.
3.272% due 09/29/25 (Ê)	775	772	1.783% due 02/12/19 (Ê)	220		221
4.250% due 10/21/25	310	324	1.875% due 05/15/19	251		250

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 87

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
International Lease Finance Corp.			Lamb Weston Holdings, Inc.
5.875% due 04/01/19	242	252	4.875% due 11/01/26 (Þ)	60	63
8.625% due 01/15/22	50	60	Land O' Lakes, Inc.
5.875% due 08/15/22	410	454	6.000% due 11/15/22 (Þ)	800	892
International Paper Co.			Lennar Corp.
8.700% due 06/15/38	305	461	4.500% due 04/30/24	40	41
JBS USA LUX SA / JBS USA Finance,			Leucadia National Corp.
Inc.			5.500% due 10/18/23	209	225
8.250% due 02/01/20 (Þ)	230	231
			Life Technologies Corp.
Jefferies Group LLC			6.000% due 03/01/20	224	240
6.500% due 01/20/43	190	224
			Lockheed Martin Corp.
Johnson & Johnson			3.350% due 09/15/21	220	226
2.250% due 03/03/22	450	449	4.500% due 05/15/36	10	11
3.625% due 03/03/37	70	74
			Series 10YR
JPMorgan Chase & Co.			3.550% due 01/15/26	90	93
2.750% due 06/23/20	440	444
			Macy's Retail Holdings, Inc.
4.400% due 07/22/20	231	243	3.450% due 01/15/21	225	226
4.250% due 10/15/20	300	315
2.550% due 03/01/21	580	580	Marathon Petroleum Corp.
2.086% due 03/09/21 (Ê)	1,720	1,723	5.000% due 09/15/54	234	237
4.350% due 08/15/21	130	138	MassMutual Global Funding II
4.125% due 12/15/26	230	243	1.950% due 09/22/20 (Þ)	1,315	1,299
4.250% due 10/01/27	30	32	Mattel, Inc.
3.782% due 02/01/28 (Ê)	325	337	5.450% due 11/01/41	265	219
6.400% due 05/15/38	170	234	McDonald's Corp.
4.950% due 06/01/45	100	116	3.700% due 01/30/26	60	63
			3.500% due 03/01/27	70	72
JPMorgan Chase Bank NA
			MeadWestvaco Corp.
Series BKNT			7.375% due 09/01/19	310	334
1.650% due 09/23/19	195	193
			Medtronic, Inc.
Kerr-McGee Corp.			3.500% due 03/15/25	150	156
6.950% due 07/01/24	10	12
7.875% due 09/15/31	30	40	Merck & Co. , Inc.
			2.750% due 02/10/25	40	40
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40	189	242	Mercury General Corp.
			4.400% due 03/15/27	440	452
Kinder Morgan, Inc.
5.550% due 06/01/45	195	213	MetLife, Inc.
			6.400% due 12/15/36	309	355
Series GMTN
7.800% due 08/01/31	176	227	Metropolitan Life Global Funding I
			1.550% due 09/13/19 (Þ)	248	245
Kindred Healthcare, Inc.
8.750% due 01/15/23	60	64	Microsoft Corp.
			2.875% due 02/06/24	180	183
KKR Group Finance Co. II LLC			2.700% due 02/12/25	40	40
5.500% due 02/01/43 (Þ)	10	12	2.400% due 08/08/26	200	193
KKR Group Finance Co. III LLC			3.300% due 02/06/27	320	330
5.125% due 06/01/44 (Þ)	475	526	3.750% due 02/12/45	100	105
Kohl's Corp.
5.550% due 07/17/45	605	591	Monsanto Co.
			2.125% due 07/15/19	261	260
Kraft Foods Group, Inc.
3.500% due 06/06/22	60	61	Morgan Stanley
			5.625% due 09/23/19	200	211
Kraft Heinz Foods Co.			2.650% due 01/27/20	225	226
4.875% due 02/15/25 (Þ)	1,240	1,314	2.765% due 10/24/23 (Ê)	805	828
3.000% due 06/01/26	40	38	3.591% due 07/22/28 (Ê)	695	701
5.000% due 07/15/35	20	22
5.000% due 06/04/42	20	21	Series GMTN
5.200% due 07/15/45	20	22	3.750% due 02/25/23	670	694
4.375% due 06/01/46	20	20	Mosaic Co. (The)
			3.250% due 11/15/22	254	252
Kroger Co. (The)
5.150% due 08/01/43	20	22
4.650% due 01/15/48	545	557	MPLX LP

See accompanying notes which are an integral part of the financial statements.

88 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.875% due 06/01/25	100	107	PACCAR Financial Corp.
Mutual of Omaha Insurance Co.			1.650% due 02/25/19	245	244
4.297% due 07/15/54 (Ê)(Þ)	430	436	1.300% due 05/10/19	204	202
Mylan NV			1.200% due 08/12/19	210	207
3.950% due 06/15/26	365	368	Pacific Gas & Electric Co.
5.250% due 06/15/46	405	443	6.050% due 03/01/34	200	252
Navient Corp.			5.800% due 03/01/37	60	75
Series MTN			Pacific Life Insurance Co.
8.000% due 03/25/20	70	76	4.300% due 10/24/67 (Ê)(Þ)	280	281
NBCUniversal Media LLC			Pfizer, Inc.
4.375% due 04/01/21	140	148	1.700% due 12/15/19	252	250
NCL Corp. , Ltd.			Philip Morris International, Inc.
4.750% due 12/15/21 (Þ)	30	31	1.875% due 11/01/19	170	169
Netflix, Inc.			2.000% due 02/21/20	1,255	1,247
5.875% due 02/15/25	60	64	2.375% due 08/17/22	405	399
New York Life Global Funding			2.500% due 08/22/22	90	89
1.477% due 04/12/19 (Ê)(Þ)	1,685	1,684	6.375% due 05/16/38	70	95
Newell Brands, Inc.			4.500% due 03/20/42	40	43
2.875% due 12/01/19	221	223	Series 5YR
3.150% due 04/01/21	20	20	2.500% due 11/02/22	60	59
3.850% due 04/01/23	60	62	Pitney Bowes, Inc.
5.000% due 11/15/23	690	728	4.125% due 05/15/22	265	243
4.200% due 04/01/26	40	42	Plains All American Pipeline, LP / PAA
NGPL PipeCo. LLC			Finance Corp.
4.375% due 08/15/22 (Þ)	660	671	2.600% due 12/15/19	261	259
			Prime Security Services Borrower LLC /
Noble Energy, Inc.			Prime Finance, Inc.
3.900% due 11/15/24	150	154	9.250% due 05/15/23 (Þ)	120	133
3.850% due 01/15/28	80	80	Procter & Gamble Co. (The)
5.250% due 11/15/43	10	11	1.647% due 11/01/19 (Ê)	230	231
4.950% due 08/15/47	40	43	Progress Energy, Inc.
Norfolk Southern Corp.			4.400% due 01/15/21	30	31
1.800% due 02/14/20	525	521	PSEG Power LLC
Northrop Grumman Corp.			8.625% due 04/15/31	170	224
3.250% due 01/15/28	210	210	QUALCOMM, Inc.
Northwest Airlines Pass-Through Trust			2.600% due 01/30/23	530	517
Series 07-1			4.300% due 05/20/47	120	121
7.027% due 11/01/19	363	391	Quicken Loans, Inc.
NVR, Inc.			5.750% due 05/01/25 (Þ)	30	31
3.950% due 09/15/22	445	464	QVC, Inc.
Occidental Petroleum Corp.			4.375% due 03/15/23	230	236
3.125% due 02/15/22	30	31	4.850% due 04/01/24	233	245
3.400% due 04/15/26	50	51	Qwest Corp.
3.000% due 02/15/27	360	358	7.250% due 09/15/25	222	238
4.625% due 06/15/45	30	34	Range Resources Corp.
4.400% due 04/15/46	20	22	5.875% due 07/01/22	30	31
4.100% due 02/15/47	170	181	4.875% due 05/15/25	70	68
Omega Healthcare Investors, Inc.			Regency Energy Partners, LP / Regency
4.750% due 01/15/28	237	235	Energy Finance Corp.
ONEOK Partners, LP			5.875% due 03/01/22	60	66
6.650% due 10/01/36	205	251	5.000% due 10/01/22	235	250
ONEOK, Inc.			Reliance Holdings USA, Inc.
7.500% due 09/01/23	204	243	4.500% due 10/19/20 (Þ)	231	241
Oracle Corp.			Reliance Standard Life Global Funding
2.950% due 11/15/24	550	554	II
3.800% due 11/15/37	270	283	2.500% due 01/15/20 (Þ)	425	425
Owens & Minor, Inc.			Reynolds American, Inc.
3.875% due 09/15/21	240	243	6.875% due 05/01/20	190	208
			3.250% due 06/12/20	40	41

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 89

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
4.450% due 06/12/25		580		618	Teva Pharmaceutical Finance Co. LLC
8.125% due 05/01/40		450		672	6.150% due 02/01/36	609	609
5.850% due 08/15/45		70		87	Thermo Fisher Scientific, Inc.
Reynolds Group Issuer, Inc. / Reynolds					2.950% due 09/19/26	228	221
Group Issuer LLC					Time Warner Cable LLC
5.750% due 10/15/20		81		83	4.125% due 02/15/21	150	154
Rockwell Collins, Inc.					7.300% due 07/01/38	210	263
1.950% due 07/15/19		240		239	5.875% due 11/15/40	120	130
Roper Technologies, Inc.					Time Warner Entertainment Co. , LP
2.800% due 12/15/21		240		240	8.375% due 03/15/23	182	221
Sabine Pass Liquefaction LLC					Time Warner, Inc.
6.250% due 03/15/22		590		656	4.750% due 03/29/21	620	660
5.625% due 04/15/23		223		245	3.800% due 02/15/27	80	80
5.000% due 03/15/27		290		311
					TJX Cos. , Inc. (The)
Santander Holdings USA, Inc.					2.250% due 09/15/26	10	9
2.700% due 05/24/19		221		221
					Toyota Motor Credit Corp.
4.500% due 07/17/25		20		21	1.400% due 05/20/19	249	247
Schlumberger Holdings Corp.					Series GMTN
4.000% due 12/21/25 (Þ)		40		42	2.800% due 07/13/22	245	248
Select Income REIT					Series MTN
4.250% due 05/15/24		290		288	1.610% due 01/09/19 (Ê)	1,200	1,201
Sempra Energy					Transcontinental Gas Pipe Line Co. LLC
1.625% due 10/07/19		226		223	7.850% due 02/01/26	220	281
Sherwin-Williams Co.					Union Pacific Railroad Co. Pass-Through
2.250% due 05/15/20		375		374	Trust
Simon Property Group, LP					Series 06-1
3.375% due 12/01/27		425		427	5.866% due 07/02/30	133	150
South Carolina Electric & Gas Co.					United Parcel Service, Inc.
6.050% due 01/15/38		320		400	2.500% due 04/01/23	780	776
Southern Natural Gas Co. LLC /					3.050% due 11/15/27	370	370
Southern Natural Issuing Corp.					United Rentals NA, Inc.
4.400% due 06/15/21		400		419	5.750% due 11/15/24	60	63
Southwest Airlines Co.					United Technologies Corp.
2.650% due 11/05/20		340		341	3.100% due 06/01/22	100	102
Spectrum Brands, Inc.					4.500% due 06/01/42	30	33
5.750% due 07/15/25		50		53
					UnitedHealth Group, Inc.
Sprint Capital Corp.					3.875% due 10/15/20	10	10
8.750% due 03/15/32		190		216	2.950% due 10/15/27	295	294
Sprint Spectrum Co. LLC / Sprint
Spectrum Co II LLC / Sprint Spectrum					4.625% due 07/15/35	100	116
Co III LLC					5.700% due 10/15/40	60	78
Series A-1					Universal Health Services, Inc.
3.360% due 09/20/21 (Þ)		356		358	4.750% due 08/01/22 (Þ)	253	258
Sunoco Logistics Partners Operations LP					Univision Communications, Inc.
6.850% due 02/15/40		217		243	5.125% due 05/15/23 (Þ)	50	50
Sunoco Logistics Partners Operations,					5.125% due 02/15/25 (Þ)	60	59
LP					US Airways Pass-Through Trust
5.400% due 10/01/47		350		353	Series 2012-1 Class A
Taylor Morrison Communities, Inc. /					5.900% due 10/01/24	502	557
Taylor Morrison Holdings II, Inc.					Series A Class A
5.625% due 03/01/24 (Þ)		100		105	7.125% due 10/22/23	295	339
Teachers Insurance & Annuity
Association of America					US Bancorp
4.900% due 09/15/44 (Þ)		240		274	Series MTN
Tech Data Corp.					1.767% due 04/25/19 (Ê)	1,000	1,003
4.950% due 02/15/27		228		240	US Bank NA
Tennessee Gas Pipeline Co. LLC					Series BKNT
7.000% due 03/15/27		204		243	2.125% due 10/28/19	250	250
8.375% due 06/15/32		380		495	1.505% due 10/23/20 (Ê)	600	600

See accompanying notes which are an integral part of the financial statements.

90 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
USF&G Capital III			4.750% due 12/07/46	150	167
8.312% due 07/01/46 (Þ)	530	797	Series GMTN
Valeant Pharmaceuticals International,			2.600% due 07/22/20	645	649
Inc.			4.300% due 07/22/27	520	554
9.000% due 12/15/25 (Þ)	60	63	4.900% due 11/17/45	250	283
Valero Energy Corp.			Wells Fargo Bank NA
10.500% due 03/15/39	151	258	1.750% due 05/24/19	250	249
VEREIT Operating Partnership LP			Western Gas Partners, LP
4.600% due 02/06/24	229	239	4.000% due 07/01/22	237	242
Verizon Communications, Inc.			4.650% due 07/01/26	40	42
3.500% due 11/01/24	20	20	Westlake Chemical Corp.
3.376% due 02/15/25 (Þ)	705	707	4.875% due 05/15/23	220	227
2.625% due 08/15/26	40	38	Williams Partners, LP
4.125% due 03/16/27	230	240	3.600% due 03/15/22	125	128
5.250% due 03/16/37	80	88	4.300% due 03/04/24	160	168
5.500% due 03/16/47	30	34	3.750% due 06/15/27	450	451
4.522% due 09/15/48	30	30	5.800% due 11/15/43	430	506
4.672% due 03/15/55	1,625	1,566	Wyndham Worldwide Corp.
Viacom, Inc.			4.150% due 04/01/24	220	221
3.875% due 04/01/24	20	20
5.250% due 04/01/44	255	249	Xerox Corp.
			4.070% due 03/17/22	244	246
6.250% due 02/28/57 (Ê)	610	596
					175,954
Virginia Electric & Power Co.			International Debt - 8.4%
Series B			1011778 B. C. Unlimited Liability Co. /
2.950% due 11/15/26	660	653	New Red Finance, Inc.
Series C			5.000% due 10/15/25 (Þ)	50	50
4.000% due 11/15/46	225	241	1011778 B. C. Unlimited Liability Co.
Visa, Inc.			1st Lien Term Loan B4
3.150% due 12/14/25	150	153	3.819% due 02/17/24 (Ê)	150	150
4.300% due 12/14/45	390	443	3.943% due 02/17/24 (Ê)	97	97
Volkswagen Group of America Finance			ABN AMRO Bank NV
LLC			1.800% due 09/20/19 (Þ)	244	242
2.450% due 11/20/19 (Þ)	425	425	Abu Dhabi Government International
Wachovia Capital Trust II			Bond
1.859% due 01/15/27 (Ê)	485	453	2.500% due 10/11/22 (Þ)	200	196
Walgreens Boots Alliance, Inc.			4.125% due 10/11/47 (Þ)	325	321
2.700% due 11/18/19	256	258	Abu Dhabi National Energy Co. PJSC
4.800% due 11/18/44	100	108	5.875% due 12/13/21 (Þ)	224	246
Wal-Mart Stores, Inc.			Actavis Funding SCS
3.250% due 10/25/20	5	5	3.000% due 03/12/20 (Þ)	258	260
6.200% due 04/15/38	10	14	3.450% due 03/15/22	40	41
4.750% due 10/02/43	100	123	3.800% due 03/15/25	60	61
Walt Disney Co. (The)			4.550% due 03/15/35	20	21
1.685% due 06/05/20 (Ê)	800	801	4.750% due 03/15/45	21	22
			ACWA Power Management and
Washington Prime Group, LP			Investments One, Ltd.
5.950% due 08/15/24	221	226	5.950% due 12/15/39 (Þ)	365	374
Waste Management, Inc.
3.500% due 05/15/24	190	197	Alcoa Nederland Holding BV
			6.750% due 09/30/24 (Þ)	200	218
Wells Fargo & Co.
2.500% due 03/04/21	400	400	Alibaba Group Holding, Ltd.
			2.500% due 11/28/19	242	243
2.827% due 03/04/21 (Ê)	1,100	1,130	4.200% due 12/06/47	405	421
4.600% due 04/01/21	220	234
3.069% due 01/24/23	1,150	1,158	Alimentation Couche-Tard, Inc.
2.610% due 10/31/23 (Ê)	1,455	1,493	3.550% due 07/26/27 (Þ)	220	220
3.000% due 04/22/26	400	392	America Movil SAB de CV
3.000% due 10/23/26	260	255	5.000% due 03/30/20	763	804
4.650% due 11/04/44	10	11	Anglo American Capital PLC
4.400% due 06/14/46	230	242	4.125% due 09/27/22 (Þ)	243	251
			3.625% due 09/11/24 (Þ)	200	199

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 91

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AP Moller - Maersk A/S			Brazilian Government International Bond
2.550% due 09/22/19 (Þ)	171	171	2.625% due 01/05/23	220	212
ArcelorMittal			5.625% due 01/07/41	170	174
6.750% due 02/25/22	110	122	BRF SA
Aristocrat International Pty, Ltd. Term			3.950% due 05/22/23 (Þ)	254	251
Loan B2			British Telecommunications PLC
3.363% due 10/20/21 (Ê)	151	152	9.125% due 12/15/30	30	45
AstraZeneca PLC			Canadian Imperial Bank of Commerce
1.950% due 09/18/19	263	261
2.375% due 11/16/20	580	579	Series YCD
			1.621% due 02/04/19 (Ê)(~)	500	500
2.375% due 06/12/22	490	484	1.807% due 05/29/19 (Ê)(~)	500	500
Australia & New Zealand Banking
Group, Ltd.			Canadian Oil Sands, Ltd.
1.936% due 08/19/20 (Ê)(Þ)	1,000	1,005	7.750% due 05/15/19 (Þ)	450	479
			4.500% due 04/01/22 (Þ)	680	696
Banco de Bogota SA			Carlyle Global Market Strategies CLO,
4.375% due 08/03/27 (Þ)	223	222
Banco Inbursa SA Institucion de Banca			Ltd.
Multiple			Series 2015-2A Class A1
4.375% due 04/11/27 (Þ)	224	224	2.507% due 04/27/27 (Ê)(Þ)	1,400	1,403
Bancolombia SA			CBQ Finance, Ltd.
5.950% due 06/03/21	705	762	7.500% due 11/18/19 (Þ)	205	219
Banistmo SA			CDP Financial, Inc.
3.650% due 09/19/22 (Þ)	250	247	5.600% due 11/25/39 (Þ)	215	284
Bank of Montreal			Cenovus Energy, Inc.
1.500% due 07/18/19	249	247	4.250% due 04/15/27	710	708
2.100% due 12/12/19	230	229	6.750% due 11/15/39	120	145
1.900% due 08/27/21	420	411	Colombia Government International
			Bond
Bank of Nova Scotia (The)			5.625% due 02/26/44	270	309
1.650% due 06/14/19	253	251
			Commonwealth Bank of Australia
2.234% due 06/14/19 (Ê)	1,300	1,309	5.000% due 10/15/19 (Þ)	30	31
Series BKNT			3.900% due 07/12/47 (Þ)	150	153
2.450% due 09/19/22	380	375
Bank of Tokyo-Mitsubishi UFJ, Ltd.			Cooperatieve Rabobank UA
(The)			4.625% due 12/01/23	250	268
2.350% due 09/08/19 (Þ)	242	242	4.375% due 08/04/25	400	422
Barclays Bank PLC			Corp. Andina de Fomento
5.140% due 10/14/20	225	238	2.750% due 01/06/23	825	816
4.375% due 09/11/24	234	240	Credit Agricole SA
4.836% due 05/09/28	1,245	1,296	3.250% due 10/04/24 (Þ)	730	725
BAT International Finance PLC			Credit Suisse
2.750% due 06/15/20 (Þ)	257	258	5.400% due 01/14/20	234	247
BBVA Bancomer SA			Credit Suisse Group AG
6.750% due 09/30/22 (Þ)	681	768	6.250% due 12/31/49 (Ê)(ƒ)(Þ)	505	547
			Credit Suisse Group Funding Guernsey,
Bharti Airtel, Ltd.			Ltd.
4.375% due 06/10/25 (Þ)	500	509	4.875% due 05/15/45	300	344
BHP Billiton Finance USA, Ltd.			Danone SA
2.875% due 02/24/22	5	5	1.691% due 10/30/19 (Þ)	227	224
5.000% due 09/30/43	320	392	2.077% due 11/02/21 (Þ)	690	675
BOC Aviation, Ltd.			Deutsche Bank AG
3.000% due 03/30/20 (Þ)	241	241	2.950% due 08/20/20	242	242
BP Capital Markets PLC			Deutsche Telekom International Finance
3.245% due 05/06/22	10	10	BV
3.216% due 11/28/23	700	715	6.000% due 07/08/19	210	221
3.119% due 05/04/26	120	121	Dryden 34 Senior Loan Fund
Braskem Finance, Ltd.			Series 2017-34A Class AR
5.375% due 05/02/22 (Þ)	236	250	2.519% due 10/15/26 (Ê)(Þ)	1,220	1,226
Braskem Netherlands Finance BV
3.500% due 01/10/23 (Þ)	740	726
4.500% due 01/10/28 (Þ)	305	300

See accompanying notes which are an integral part of the financial statements.

92 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dryden 37 Senior Loan Fund			Lloyds Banking Group PLC
Series 2017-37A Class AR			2.907% due 11/07/23 (Ê)	650		644
2.775% due 01/15/31 (Ê)(Š)(Å)	1,300	1,300	Lloyds TSB Bank PLC
Dryden 50 Senior Loan Fund			6.500% due 09/14/20 (Þ)	228		249
Series 2017-50A Class A1			Lukoil International Finance BV
2.477% due 07/15/30 (Ê)(Þ)	1,230	1,233	6.125% due 11/09/20 (Þ)	450		485
Ecopetrol SA			4.563% due 04/24/23 (Þ)	212		220
5.375% due 06/26/26	60	65	LyondellBasell Industries NV
5.875% due 05/28/45	250	255	5.000% due 04/15/19	395		406
Empresa Electrica Angamos SA			Macquarie Bank, Ltd.
4.875% due 05/25/29 (Þ)	219	219	6.625% due 04/07/21 (Þ)	220		243
Enbridge, Inc.			Mallinckrodt International Finance SA
3.700% due 07/15/27	222	223	4.750% due 04/15/23	70		55
Ensco PLC			Marks And Spencer PLC
8.000% due 01/31/24	29	29	7.125% due 12/01/37 (Þ)	207		246
Equate Petrochemical BV			Medtronic Global Holdings SCA
4.250% due 11/03/26 (Þ)	200	204	3.350% due 04/01/27	160		164
ESAL GmbH			Mexico Generadora de Energia S de rl
6.250% due 02/05/23 (Þ)	445	423	5.500% due 12/06/32 (Þ)	190		200
GlaxoSmithKline Capital PLC			Mexico Government International Bond
2.850% due 05/08/22	60	61	6.050% due 01/11/40	30		35
HSBC Bank PLC			4.750% due 03/08/44	20		20
7.650% due 05/01/25	375	462	4.600% due 01/23/46	535		528
Series 1M			4.600% due 02/10/48	500		494
1.750% due 06/29/49 (Ê)	780	686	Mitsubishi UFJ Financial Group, Inc.
HSBC Holdings PLC			2.998% due 02/22/22	60		60
3.262% due 03/13/23 (Ê)	600	608	Mitsubishi UFJ Trust and Banking Corp.
3.900% due 05/25/26	220	228	2.450% due 10/16/19 (Þ)	242		242
4.041% due 03/13/28 (Ê)	410	427	Mizuho Bank, Ltd.
Hyundai Capital Services, Inc.			2.450% due 04/16/19 (Þ)	223		223
2.625% due 09/29/20 (Þ)	244	241	2.095% due 10/01/19 (Ê)(~)	500		500
Indonesia Government International			Mondelez International Holdings
Bond			Netherlands BV
4.350% due 01/11/48	240	243	1.625% due 10/28/19 (Þ)	658		649
Series REGS			Myriad International Holdings BV
3.750% due 04/25/22	430	443	6.000% due 07/18/20 (Þ)	206		221
ING Bank NV			4.850% due 07/06/27 (Þ)	250		259
5.800% due 09/25/23 (Þ)	765	859	National Australia Bank, Ltd.
Intesa Sanpaolo Vita SpA			1.726% due 05/14/19 (Ê)(Þ)	650		650
3.125% due 07/14/22 (Þ)	200	199	1.956% due 05/22/20 (Ê)(Þ)	450		452
3.875% due 07/14/27 (Þ)	520	520	National Bank of Canada
Inversiones CMPC SA			1.750% due 05/08/19 (Ê)(~)	650		648
4.500% due 04/25/22 (Þ)	214	224	Newcrest Finance Pty, Ltd.
Itau CorpBanca SA			4.200% due 10/01/22 (Þ)	241		251
3.875% due 09/22/19 (Þ)	218	222	Nokia OYJ
Kia Motors Corp.			6.625% due 05/15/39	740		818
3.000% due 04/25/23 (Þ)	257	252	Nordea Bank AB
KOC Holding AS			1.821% due 02/21/19 (Ê)(~)	800		800
3.500% due 04/24/20 (Þ)	222	222	1.625% due 09/30/19 (Þ)	250		247
Kookmin Bank			1.947% due 05/29/20 (Ê)(Þ)	450		452
1.625% due 08/01/19 (Þ)	200	196	NOVA Chemicals Corp.
Korea Gas Corp.			5.250% due 06/01/27 (Þ)	420		419
2.750% due 07/20/22 (Þ)	510	502	Numericable Group SA Term Loan B12
Kuwait International Government Bond			4.349% due 01/05/26 (Ê)	178		171
3.500% due 03/20/27 (Þ)	210	213	NXP BV / NXP Funding LLC
Lions Gate Entertainment Corp. Term			4.625% due 06/15/22 (Þ)	450		471
Loan B			Oleoducto Central SA
3.819% due 12/08/23 (Ê)	64	64	4.000% due 05/07/21 (Þ)	245		251

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 93

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
			Smurfit Kappa Treasury Funding, Ltd.
Orange SA			7.500% due 11/20/25	200	241
2.750% due 02/06/19	244	245	Sociedad Quimica y Minera de Chile SA
Pernod Ricard SA			5.500% due 04/21/20 (Þ)	236	250
4.450% due 01/15/22 (Þ)	150	159	Southern Copper Corp.
Peru Government International Bond			6.750% due 04/16/40	10	13
6.550% due 03/14/37	10	14	5.250% due 11/08/42	440	491
5.625% due 11/18/50	130	167	Standard Chartered PLC
Petrobras Global Finance BV			5.700% due 03/26/44 (Þ)	450	545
6.250% due 03/17/24	100	106	Sumitomo Mitsui Banking Corp.
5.299% due 01/27/25 (Þ)	1,105	1,109	1.876% due 05/15/19 (Ê)(~)	850	851
Petroleos Mexicanos			2.092% due 10/18/19	253	252
5.375% due 03/13/22 (Þ)	750	795	Sumitomo Mitsui Financial Group, Inc.
6.875% due 08/04/26	220	249	Series 5FXD
6.625% due 06/15/35	10	11	2.058% due 07/14/21	90	88
5.625% due 01/23/46	225	208	Svenska Handelsbanken AB
Province of Quebec Canada			1.795% due 06/07/19 (Ê)(~)	1,000	1,001
1.643% due 07/21/19 (Ê)	480	482	2.250% due 06/17/19	243	243
Provincia de Buenos Aires			Syngenta Finance NV
6.500% due 02/15/23 (Þ)	140	150	3.125% due 03/28/22	264	257
PT Pertamina (Persero)			Talent Yield Investments, Ltd.
4.300% due 05/20/23 (Þ)	520	543	4.500% due 04/25/22 (Þ)	239	250
Reckitt Benckiser Treasury Services PLC			Telefonica Emisiones SAU
2.235% due 06/24/22 (Ê)(Þ)	685	685	5.134% due 04/27/20	270	285
Republic of Argentina Government			Tencent Holdings, Ltd.
International Bond			3.375% due 05/02/19 (Þ)	220	223
5.625% due 01/26/22	340	359
			Teva Pharmaceutical Finance Co. BV
Series WI			2.950% due 12/18/22	40	36
7.500% due 04/22/26	170	192	Teva Pharmaceutical Finance
Republic of Poland Government			Netherlands III BV
International Bond			1.700% due 07/19/19	30	29
5.125% due 04/21/21	400	433	2.800% due 07/21/23	294	256
Royal Bank of Canada			3.150% due 10/01/26	20	17
Series GMTN			Toronto-Dominion Bank (The)
2.125% due 03/02/20	580	578	2.250% due 11/05/19	246	246
2.150% due 03/06/20	246	245	2.125% due 04/07/21	405	401
Royal Bank of Scotland Group PLC			Series MTN
6.400% due 10/21/19	180	192	2.203% due 01/22/19 (Ê)	250	252
6.125% due 12/15/22	70	77
3.875% due 09/12/23	885	900	Trust F/1401
			5.250% due 01/30/26 (Þ)	212	223
5.125% due 05/28/24	220	233
			UBS AG
Santander UK Group Holdings PLC			2.450% due 12/01/20 (Þ)	845	842
2.875% due 10/16/20	251	252
			UBS Group Funding Switzerland AG
3.823% due 11/03/28 (Ê)	725	726	3.491% due 05/23/23 (Þ)	270	274
Santander UK PLC			4.253% due 03/23/28 (Þ)	200	211
2.350% due 09/10/19	252	252	Unitymedia Finance LLC 1st Lien Term
Schlumberger Norge AS			Loan D
4.200% due 01/15/21 (Þ)	70	73	0.000% due 01/15/26 (Ê)(v)	170	170
Seagate HDD Cayman			Vale Overseas, Ltd.
4.250% due 03/01/22 (Þ)	244	247	6.875% due 11/21/36	471	577
Shell International Finance BV			Valeant Pharmaceuticals International,
1.375% due 05/10/19	245	243	Inc.
4.375% due 03/25/20	10	10	6.500% due 03/15/22 (Þ)	20	21
2.875% due 05/10/26	40	40	5.875% due 05/15/23 (Þ)	190	176
4.375% due 05/11/45	250	281	7.000% due 03/15/24 (Þ)	70	75
4.000% due 05/10/46	80	85	Validus Holdings, Ltd.
			8.875% due 01/26/40	424	627
Shire Acquisitions Investments			Virgin Media Bristol LLC 1st Lien Term
1.900% due 09/23/19	815	808
See accompanying notes which are an integral part of the financial statements.			Loan K

94 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.000% due 01/15/26 (Ê)(v)	147	147	4.319% due 03/01/24 (Ê)	86		86
Vodafone Group PLC			Charter Communications Operating
5.450% due 06/10/19	526	549	Group, Inc. Term Loan B
6.150% due 02/27/37	520	652	0.000% due 04/13/25 (Ê)(v)	230		230
Voya CLO, Ltd.			CityCenter Holdings, LLC Term Loan B
Series 2017-2A Class A1R			4.069% due 04/18/24 (Ê)	22		23
2.408% due 04/17/30 (Ê)(Å)	1,428	1,438	CSC Holdings, LLC 1st Lien Term Loan
Westpac Banking Corp.			3.741% due 07/17/25 (Ê)	165		164
1.600% due 08/19/19	249	246	CWGS Group LLC Term Loan
			4.392% due 11/08/23 (Ê)	69		70
Woori Bank			Dell International LLC 1st Lien Term
5.875% due 04/13/21 (Þ)	232	251
Ziggo Secured Finance Partnership 1st			Loan A2
			3.320% due 09/07/21 (Ê)	156		156
Lien Term Loan E			Dell International LLC 1st Lien Term
3.977% due 04/27/25 (Ê)	56	56	Loan B
		76,372	3.570% due 09/07/23 (Ê)	110		110
Loan Agreements - 1.0%			First Data Corp. 1st Lien Term Loan
Air Medical Group Holdings, Inc. 1st			3.802% due 04/26/24 (Ê)	248		248
Lien Term Loan B
4.943% due 04/28/22 (Ê)	98	98	Golden Nugget, Inc. 1st Lien Term Loan
Air Medical Group Holdings, Inc. 1st			4.656% due 10/04/23 (Ê)	107		108
Lien Term Loan B1			4.857% due 10/04/23 (Ê)	141		142
5.675% due 04/28/22 (Ê)	60	60	HCA, Inc. Term Loan B8
Albertson's LLC Term Loan B4			3.819% due 02/15/24 (Ê)	189		190
4.319% due 08/25/21 (Ê)	69	67	Hilton Worldwide Finance LLC Term
			Loan B2
Albertson's LLC Term Loan B6			3.552% due 10/25/23 (Ê)	253		254
4.462% due 06/22/23 (Ê)	164	160
			Jaguar Holding Co. II Term Loan
American Airlines, Inc. 2017 Term Loan			4.319% due 08/18/22 (Ê)	117		117
3.477% due 12/14/23 (Ê)	50	49	4.443% due 08/18/22 (Ê)	130		130
American Airlines, Inc. Term Loan B
3.552% due 06/27/20 (Ê)	198	199	Level 3 Financing, Inc. Term Loan B
American Axle & Manufacturing, Inc.			3.696% due 02/22/24 (Ê)	250		250
			MA Finance Co. LLC 1st Lien Term
1st Lien Term Loan B			Loan B
3.620% due 04/06/24 (Ê)	12	12	4.319% due 06/21/24 (Ê)	4		4
3.810% due 04/06/24 (Ê)	12	12
American Builders & Contractors Supply			MacDermid, Inc. Term Loan B6
Co. , Inc. Term Loan B			4.569% due 06/07/23 (Ê)	414		417
4.069% due 10/31/23 (Ê)	249	250	MGM Growth Properties Operating
			Partnership, LP Term Loan B
Avolon LLC Term Loan B			3.819% due 04/25/23 (Ê)	245		246
3.751% due 03/20/22 (Ê)	249	247
Beacon Roofing Supply, Inc. Term Loan			Michaels Stores, Inc. Term Loan B1
B			4.210% due 01/28/23 (Ê)	73		73
0.000% due 01/02/25 (Ê)(v)	251	252	4.251% due 01/28/23 (Ê)	13		13
Berry Plastics Global, Inc. 1st Lien Term			4.319% due 01/28/23 (Ê)	195		195
Loan N			MultiPlan, Inc. Term Loan B
0.000% due 01/19/24 (Ê)(v)	35	35	4.693% due 05/25/23 (Ê)	239		239
Berry Plastics Group, Inc Term Loan M			ON Semiconductor Corp 1st Lien Term
3.682% due 10/01/22 (Ê)	83	83	Loan B2
3.819% due 10/01/22 (Ê)	129	129	0.000% due 03/31/23 (Ê)(v)	56		56
Boyd Gaming Corp. Term Loan B			Party City Holdings, Inc. Term Loan
3.975% due 09/15/23 (Ê)	93	93	4.380% due 08/19/22 (Ê)	120		121
Caesars Resort Collection LLC 1st Lien			4.580% due 08/19/22 (Ê)	51		51
Term Loan B			4.700% due 08/19/22 (Ê)	11		11
0.000% due 09/27/24 (Ê)(v)	158	158	Petco Animal Supplies, Inc. 1st Lien
Catalent Pharma Solutions, Inc. Term			Term Loan B1
Loan B			4.380% due 01/26/23 (Ê)	118		89
3.819% due 05/20/21 (Ê)	187	188	PetSmart, Inc. Term Loan B2
CenturyLink, Inc. Term Loan B			4.570% due 03/10/22 (Ê)	193		154
4.319% due 01/31/25 (Ê)	205	198	Post Holdings, Inc. Incremental Term
Change Healthcare Holdings LLC 1st			Loan
Lien Term Loan B			3.820% due 05/24/24 (Ê)	261		261

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 95

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Prime Security Services Borrower LLC			4.101% due 11/15/34 (Ê)(Þ)	1,372	1,372
Term Loan B1			Bayview Commercial Asset Trust
4.319% due 05/02/22 (Ê)	248	250
Quikrete Holdings, Inc. 1st Lien Term			Series 2007-2A Class A1
Loan B			1.507% due 07/25/37 (Ê)(Þ)	1,307	1,248
4.319% due 11/15/23 (Ê)	164	164	BCAP LLC Trust
Reynolds Group Holdings, Inc. 1st Lien			Series 2010-RR7 Class 3A12
Term Loan B			2.798% due 08/26/35 (~)(Ê)(Þ)	976	813
4.319% due 02/05/23 (Ê)	229	230	Series 2011-R11 Class 15A1
RPI Finance Trust Term Loan B			3.400% due 10/26/33 (~)(Ê)(Å)	137	139
3.693% due 03/27/23 (Ê)	185	185	Series 2011-R11 Class 20A5
Scientific Games International, Inc. 1st			3.069% due 03/26/35 (~)(Ê)(Þ)	63	63
Lien Term Loan B4			Bear Stearns Adjustable Rate Mortgage
4.673% due 08/14/24 (Ê)	223	224	Trust
4.819% due 08/14/24 (Ê)	61	61	Series 2005-2 Class A1
Seattle SpinCo, Inc. Term Loan B3			3.260% due 03/25/35 (Ê)	153	154
4.319% due 06/21/24 (Ê)	27	27	Bear Stearns Alternative-A Trust
Sinclair Television Group, Inc. Term			Series 2005-2 Class 1M1
Loan B			1.342% due 03/25/35 (Ê)	900	845
0.000% due 05/10/24 (Ê)(v)	110	110
Sprint Communications, Inc. 1st Lien			Series 2005-4 Class 24A1
Term Loan B			3.631% due 05/25/35 (~)(Ê)	400	413
4.125% due 02/02/24 (Ê)	17	17	Bear Stearns ARM Trust
Staples, Inc. 1st Lien Term Loan			Series 2004-3 Class 2A
5.488% due 09/12/24 (Ê)	75	73	3.063% due 07/25/34 (~)(Ê)	194	196
SunGard Availability Services Capital,			Bear Stearns Commercial Mortgage
Inc. Term Loan B			Securities Trust
8.569% due 09/17/21 (Ê)	393	361	Series 2007-T26 Class AM
Trans Union LLC 1st Lien Term Loan B3			5.513% due 01/12/45 (~)(Ê)	147	150
3.569% due 04/09/23 (Ê)	232	233	BXP Trust
Univision Communications, Inc. Term			Series 2017-GM Class A
Loan C5			3.379% due 06/13/39 (Þ)	416	425
4.319% due 03/15/24 (Ê)	246	245	CFCRE Commercial Mortgage Trust
UPC Financing Partnership 1st Lien
Term Loan AR			Series 2016-C3 Class A3
3.977% due 01/15/26 (Ê)	245	245	3.865% due 01/10/48	1,150	1,205
XPO Logistics, Inc. Term Loan B			CHL Mortgage Pass-Through Trust
3.599% due 11/01/21 (Ê)	195	196	Series 2005-3 Class 1A2
Zebra Technologies Corp. Term Loan B			0.815% due 04/25/35 (Ê)	10	9
3.371% due 10/27/21 (Ê)	66	66	Citigroup Commercial Mortgage Trust
			Series 2013-375P Class A

Mortgage-Backed Securities - 21.8%		9,185	3.251% due 05/10/35 (Þ)	380	387
			Series 2015-GC29 Class C
A10 Securitization LLC			4.293% due 04/10/48 (~)(Ê)	100	98
Series 2017-AA Class B1
0.071% due 05/15/36 (Þ)	961	949	Citigroup Mortgage Loan Trust, Inc.
American Home Mortgage Investment			Series 2005-2 Class 1A2A
Trust			3.431% due 05/25/35 (~)(Ê)	498	513
Series 2004-4 Class 4A			Series 2005-11 Class A2A
3.661% due 02/25/45 (Ê)	22	23	2.930% due 10/25/35 (Ê)	10	10
Banc of America Commercial Mortgage			Series 2006-AR9 Class 1M1
Trust			0.865% due 11/25/36 (Ê)	1,060	895
Series 2007-2 Class AJ			Series 2007-AR8 Class 2A1A
5.634% due 04/10/49 (~)(Ê)	56	42	3.534% due 07/25/37 (~)(Ê)	212	196
Banc of America Funding Trust			Series 2015-2 Class 5A1
Series 2005-D Class A1			0.444% due 03/25/47 (Ê)(Þ)	357	350
3.413% due 05/25/35 (~)(Ê)	523	544	Cold Storage Trust
Series 2006-6 Class 2A1			Series 2017-ICE3 Class D
6.000% due 08/25/36	1,072	1,045	3.094% due 04/15/24 (Ê)(Þ)	510	512
Barclays Commercial Mortgage			Commercial Mortgage Trust
Securities LLC			Series 2013-300P Class A1
Series 2017-GLKS Class E

See accompanying notes which are an integral part of the financial statements.

96 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.353% due 08/10/30 (Þ)	390	418	6.000% due 2032	34	38
Series 2013-CR6 Class B			3.000% due 2033	1,218	1,245
3.397% due 03/10/46 (Þ)	211	210	3.500% due 2033	930	968
Series 2013-CR9 Class ASB			5.000% due 2033	7	7
3.834% due 07/10/45	840	872	3.500% due 2034	197	205
Series 2014-277P Class A			5.500% due 2034	24	27
3.732% due 08/10/49 (Ê)(Þ)	410	426	4.500% due 2035	559	602
Series 2014-UBS4 Class A1			5.500% due 2037	158	175
1.309% due 08/10/47	100	99	5.500% due 2038	627	694
Series 2015-LC19 Class A4			6.000% due 2039	61	68
3.183% due 02/10/48	191	193	4.000% due 2040	362	386
Series 2015-LC19 Class B			5.500% due 2040	783	870
3.829% due 02/10/48 (~)(Ê)	100	101	6.000% due 2040	180	203
Series 2016-GCT Class A			4.000% due 2041	621	659
2.681% due 08/10/29 (Þ)	140	140	6.000% due 2041	193	217
Countrywide Alternative Loan Trust			3.000% due 2042	712	716
Series 2007-16CB Class 1A5			3.500% due 2043	1,398	1,441
1.171% due 08/25/37 (Ê)	569	451	4.000% due 2044	1,228	1,305
Credit Suisse Mortgage Capital			3.500% due 2045	1,923	1,981
Certificates			3.000% due 2046	645	646
Series 2017-CHOP Class G			4.000% due 2046	2,085	2,201
6.847% due 07/15/32 (Ê)(Þ)	600	599	4.500% due 2046	653	709
CSAIL Commercial Mortgage Trust			3.000% due 2047	761	763
Series 2015-C4 Class E			3.500% due 2047	698	717
3.585% due 11/15/48 (~)(Ê)	500	372	4.000% due 2047	4,538	4,753
CSMC Mortgage-Backed Trust			4.500% due 2047	2,568	2,735
Series 2011-4R Class 5A1			3.500% due 2048	700	720
3.588% due 05/27/36 (~)(Ê)(Å)	65	65	4.000% due 2056	1,396	1,468
DBJPM Mortgage Trust			4.500% due 2056	371	399
Series 2016-C3 Class A5			5.500% due 2056	361	401
2.890% due 09/10/49	240	237	3.500% due 2057	1,060	1,087
Deutsche Mortgage Securities, Inc. Re-			15 Year TBA(Ï)
REMIC Trust			3.000%	2,300	2,343
Series 2007-WM1 Class A1			3.500%	900	929
4.078% due 06/27/37 (~)(Ê)(Þ)	595	604	30 Year TBA(Ï)
Fannie Mae			2.500%	1,415	1,365
3.950% due 2020	405	419
4.000% due 2020	192	198	3.000%	15,895	15,877
5.500% due 2020	6	6	3.500%	12,290	12,613
4.250% due 2021	395	418	4.000%	1,900	2,028
4.283% due 2021	559	588	Class 1M2
2.500% due 2022	319	320	6.138% due 11/25/24 (Ê)	1,046	1,197
5.500% due 2022	41	42	4.726% due 01/25/29 (Ê)	50	57
			Fannie Mae Connecticut Avenue
2.000% due 2023	1,141	1,134	Securities
2.500% due 2024	517	520
4.500% due 2024	6	6	Series 2016-C06 Class 1M1
			2.538% due 04/25/29 (Ê)	1,262	1,276
4.000% due 2025	169	176
4.500% due 2025	228	240	Fannie Mae REMIC Trust
4.000% due 2026	163	169	Series 2004-W5 Class A1
6.000% due 2026	50	56	6.000% due 02/25/47	195	219
2.500% due 2027	388	390	Fannie Mae REMICS
2.940% due 2027	100	100	Series 1999-56 Class Z
4.500% due 2027	89	90	7.000% due 12/18/29	14	15
6.000% due 2027	31	35	Series 2005-24 Class ZE
2.560% due 2028	370	357	5.000% due 04/25/35	279	303
3.500% due 2030	172	178	Series 2009-96 Class DB
2.600% due 2031	375	359	4.000% due 11/25/29	220	230
5.000% due 2031	155	167	Series 2012-35 Class SC

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 97

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			4.500% due 2034	199	214
4.948% due 04/25/42 (Ê)	30	6	5.500% due 2038	449	507
Series 2012-55 Class PC			6.000% due 2038	93	106
3.500% due 05/25/42	700	719	5.000% due 2040	297	324
Series 2013-54 Class BS			4.000% due 2041	1,528	1,629
Interest Only STRIP			4.500% due 2041	292	313
4.918% due 06/25/43 (Ê)	132	26	5.500% due 2041	301	335
Series 2013-124 Class SB			3.500% due 2043	1,175	1,218
Interest Only STRIP			4.000% due 2044	715	756
4.712% due 12/25/43 (Ê)	144	27	3.500% due 2045	2,044	2,114
Series 2016-23 Class ST			4.000% due 2045	1,806	1,895
Interest Only STRIP			3.500% due 2046	2,250	2,314
5.547% due 11/25/45 (Ê)	487	95	4.000% due 2046	2,318	2,438
Series 2016-61 Class BS			4.500% due 2046	399	426
			3.000% due 2047	755	759
Interest Only STRIP			3.500% due 2047	4,684	4,821
5.613% due 09/25/46 (Ê)	448	66
			4.000% due 2047	5,583	5,848
Series 2017-6 Class PA
3.500% due 06/25/46	1,940	1,981	30 Year TBA(Ï)
			3.000%	900	901
Series 2017-76 Class SB			3.500%	1,800	1,849
Interest Only STRIP			4.000%	2,600	2,721
4.862% due 10/25/57 (Ê)	475	87	Freddie Mac Multifamily Structured
Series 2017-85 Class SC			Pass-Through Certificates
Interest Only STRIP			Series 2013-K024 Class A2
4.963% due 11/25/47 (Ê)	96	17	2.573% due 09/25/22	1,530	1,539
Fannie Mae-Aces			Series 2013-K029 Class A2
Series 2014-M1 Class A1			3.320% due 02/25/23 (~)(Ê)	1,450	1,507
2.325% due 07/25/23 (~)(Ê)	89	89	Series 2015-K045 Class A2
Series 2014-M13 Class AB2			3.023% due 01/25/25	1,020	1,042
2.951% due 08/25/24 (~)(Ê)	398	400	Series 2015-K046 Class A2
Series 2015-M11 Class A1			3.205% due 03/25/25	400	413
2.097% due 04/25/25	425	421	Series 2015-K049 Class A2
Series 2016-M2 Class ABV2			3.010% due 08/25/25	1,470	1,496
2.131% due 01/25/23	587	578	Series 2016-K052 Class A2
Series 2016-M3 Class ASQ2			3.151% due 11/25/25	1,110	1,140
2.263% due 02/25/23	895	888	Series 2016-K053 Class A2
Series 2016-M6 Class AB2			2.995% due 12/25/25	390	396
2.395% due 05/25/26	1,015	978	Series 2016-K058 Class X1
Series 2016-M7 Class A2			Interest Only STRIP
2.499% due 09/25/26	210	204	0.930% due 08/25/26 (~)(Ê)	4,143	279
Series 2016-M7 Class AV2			Series 2016-KF15 Class A
2.157% due 10/25/23	2,035	1,997	1.204% due 02/25/23 (Ê)	1,764	1,771
Series 2017-M15 Class ATS2			Series 2016-KF17 Class A
3.136% due 11/25/27 (~)(Ê)	20	20	1.084% due 03/25/23 (Ê)	1,050	1,053
FDIC Trust			Freddie Mac Reference REMIC
Series 2010-R1 Class A			Series 2006-R006 Class ZA
2.184% due 05/25/50 (Å)	264	265	6.000% due 04/15/36	371	412
First Horizon Mortgage Pass-Through
Trust			Freddie Mac REMICS
			Series 2003-2624 Class QH
Series 2005-AR4 Class 2A1			5.000% due 06/15/33	100	108
3.142% due 10/25/35 (~)(Ê)	369	352
			Series 2006-R007 Class ZA
Flagstar Mortgage Trust			6.000% due 05/15/36	318	353
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ)	1,177	1,190	Series 2009-3569 Class NY
			5.000% due 08/15/39	1,400	1,494
Freddie Mac
4.500% due 2020	899	912	Series 2010-3632 Class PK
2.000% due 2028	1,545	1,513	5.000% due 02/15/40	213	231
3.500% due 2030	147	152	Series 2010-3653 Class B
			4.500% due 04/15/30	301	322

See accompanying notes which are an integral part of the financial statements.

98 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-3973 Class SA			3.369% due 06/10/28 (Þ)	393	403
Interest Only STRIP			GS Mortgage Securities Trust
5.331% due 12/15/41 (Ê)	454	86	Series 2012-GCJ7 Class A4
Series 2012-4010 Class KM			3.377% due 05/10/45	1,176	1,203
3.000% due 01/15/42	152	153	Series 2013-GC14 Class AAB
Series 2013-4233 Class MD			3.817% due 08/10/46	470	488
1.750% due 03/15/25	99	99	Series 2013-GC14 Class AS
Freddie Mac Strips			4.507% due 08/10/46 (Þ)	235	251
Series 2012-271 Class 30			Series 2015-GS1 Class C
3.000% due 08/15/42	1,064	1,070	4.570% due 11/10/48 (~)(Ê)	180	184
Series 2014-334 Class S7			Series 2016-GS2 Class A4
Interest Only STRIP			3.050% due 05/10/49	1,342	1,339
5.592% due 08/15/44 (Ê)	214	42	Series 2017-SLP Class E
Series 2016-353 Class S1			4.591% due 10/10/32 (~)(Ê)(Þ)	120	116
Interest Only STRIP			Hilton USA Trust
4.773% due 12/15/46 (Ê)	92	18	Series 2016-HHV Class D
Freddie Mac Structured Agency Credit			4.194% due 11/05/38 (~)(Ê)(Þ)	1,240	1,228
Risk Debt Notes			Series 2016-HHV Class E
Series 2015-DN1 Class M3			4.194% due 11/05/38 (~)(Ê)(Å)	600	547
4.331% due 01/25/25 (Ê)	1,063	1,150	Series 2016-SFP Class A
Series 2015-DNA2 Class M2			2.828% due 11/05/35 (Þ)	226	223
3.838% due 12/25/27 (Ê)	522	533	HMH Trust
Series 2017-DNA1 Class M2			Series 2017-NSS Class E
4.484% due 07/25/29 (Ê)	740	793	6.292% due 07/05/31 (Þ)	1,170	1,155
Series 2017-DNA2 Class B1			Hyatt Hotel Portfolio Trust
6.144% due 10/25/29 (Ê)	510	568	Series 2017-HYT2 Class C
Series 2017-DNA2 Class M1			2.289% due 08/09/20 (Ê)(Þ)	789	785
2.438% due 10/25/29 (Ê)	386	392
Freddie Mac Whole Loan Securities			IndyMac Mortgage Loan Trust
Trust			Series 2007-FLX3 Class A1
			1.474% due 06/25/37 (Ê)	289	284
Series 2016-SC01 Class M1			JPMBB Commercial Mortgage Securities
3.854% due 07/25/46 (~)(Ê)	158	156	Trust
Ginnie Mae			Series 2013-C14 Class D
Series 2012-135 Class IO			4.563% due 08/15/46 (~)(Ê)(Þ)	560	507
Interest Only STRIP			JPMDB Commercial Mortgage Securities
0.611% due 01/16/53 (~)(Ê)	1,992	70	Trust
Series 2016-21 Class ST			Series 2017-C5 Class B
Interest Only STRIP			4.009% due 03/15/50 (~)(Ê)	150	154
5.638% due 02/20/46 (Ê)	308	61	Series 2017-C5 Class C
Series 2016-51 Class NS			4.512% due 03/15/50 (~)(Ê)	220	228
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
5.518% due 04/20/46 (Ê)	152	27	Securities Trust
Ginnie Mae I			Series 2004-LN2 Class B
2.140% due 2023	464	451	5.466% due 07/15/41 (~)(Ê)	150	134
Ginnie Mae II			Series 2015-MAR7 Class E
3.000% due 2047	1,895	1,914	5.962% due 06/05/32 (Þ)	500	504
3.500% due 2047	398	413	Series 2016-NINE Class A
			2.854% due 10/06/38 (~)(Ê)(Þ)	394	386
30 Year TBA(Ï)
3.000%	4,100	4,137	JPMorgan Mortgage Trust
3.500%	3,600	3,725	Series 2015-3 Class A5
4.000%	600	626	3.500% due 05/25/45 (~)(Ê)(Þ)	422	428
Ginnie Mae REMICS			Series 2016-4 Class A5
Series 2013-53 Class OI			3.500% due 10/25/46 (~)(Ê)(Þ)	488	495
Interest Only STRIP			Series 2017-1 Class A4
3.500% due 04/20/43	1,068	174	3.500% due 01/25/47 (~)(Ê)(Þ)	492	499
Grace Mortgage Trust			Series 2017-2 Class A5
			3.500% due 05/25/47 (~)(Ê)(Þ)	554	562
Series 2014-GRCE Class A
			Series 2017-3 Class 1A5

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 99

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 08/25/47 (~)(Ê)(Þ)	1,085	1,099	RBS Commercial Funding, Inc. Trust
Series 2017-4 Class A5			Series 2013-GSP Class A
3.500% due 11/25/47 (~)(Ê)(Þ)	1,198	1,213	3.961% due 01/13/32 (~)(Ê)(Þ)	200	207
LB-UBS Commercial Mortgage Trust			Residential Accredit Loans, Inc.
Series 2005-C7 Class F			Series 2006-QO7 Class 2A1
5.350% due 11/15/40 (~)(Ê)	405	415	1.464% due 09/25/46 (Ê)	1,281	1,109
Series 2007-C6 Class AM			Residential Asset Securitization Trust
6.114% due 07/15/40 (~)(Ê)	179	179	Series 2003-A15 Class 1A2
ML-CFC Commercial Mortgage Trust			1.684% due 02/25/34 (Ê)	25	23
Series 2007-5 Class AJ			Sequoia Mortgage Trust
5.450% due 08/12/48 (~)(Ê)	278	212	Series 2013-6 Class A2
Series 2007-5 Class AJFL			3.000% due 05/25/43 (~)(Ê)	704	701
5.450% due 08/12/48 (~)(Ê)(Þ)	277	212	Series 2015-1 Class A1
Morgan Stanley Bank of America Merrill			3.500% due 01/25/45 (~)(Ê)(Þ)	714	722
Lynch Trust			SG Commercial Mortgage Securities
Series 2015-C24 Class A4			Trust
3.732% due 05/15/48	835	875	Series 2016-C5 Class A4
Series 2015-C26 Class A3			3.055% due 10/10/48	475	468
3.211% due 10/15/48	875	879	Structured Adjustable Rate Mortgage
Series 2016-C31 Class A1			Loan Trust
1.511% due 11/15/21	348	342	Series 2006-5 Class 3A
			3.101% due 06/25/36 (~)(Ê)	1,507	1,256
Morgan Stanley Capital I Trust			Washington Mutual Mortgage Pass-
Series 2007-T27 Class B			Through Certificates Trust
5.915% due 06/11/42 (~)(Ê)(Þ)	1,104	1,206	Series 2003-AR7 Class A7
Series 2011-C1 Class A3			3.130% due 08/25/33 (~)(Ê)	93	94
4.700% due 09/15/47 (Þ)	41	41	Series 2005-10 Class 3CB1
Series 2011-C3 Class A4			6.000% due 11/25/35	1,144	1,076
4.118% due 07/15/49	115	120	Series 2005-AR9 Class A1A
Series 2015-MS1 Class A4			1.164% due 07/25/45 (Ê)	445	444
3.779% due 05/15/48 (~)(Ê)	200	210	Series 2005-AR11 Class A1A
Series 2016-UBS9 Class A4			0.844% due 08/25/45 (Ê)	324	324
3.594% due 03/15/49	205	212
Morgan Stanley Mortgage Capital			Series 2006-AR1 Class 2A1A
Holdings LLC Trust			1.577% due 01/25/46 (Ê)	538	538
Series 2017-237P Class D			Wells Fargo Commercial Mortgage Trust
3.865% due 09/13/39 (Þ)	793	769	Series 2016-BNK1 Class A3
Series 2017-237P Class XA			2.652% due 08/15/49	460	445
Interest Only STRIP			Series 2016-C37 Class C
0.343% due 09/13/39 (~)(Ê)(Þ)	8,761	272	4.495% due 12/15/49 (~)(Ê)	150	154
Series 2017-237P Class XB			Series 2017-RB1 Class XA
Interest Only STRIP			Interest Only STRIP
0.051% due 09/13/39 (~)(Ê)(Þ)	5,418	44	1.288% due 03/15/50 (~)(Ê)	1,975	183
			Wells Fargo Mortgage Backed Securities
MSCG Trust			Trust
Series 2015-ALDR Class A2			Series 2004-P Class 2A1
3.577% due 06/07/35 (~)(Ê)(Þ)	255	251	2.994% due 09/25/34 (~)(Ê)	155	159
Nomura Resecuritization Trust			Series 2006-AR2 Class 2A1
Series 2015-4R Class 1A14			3.257% due 03/25/36 (~)(Ê)	70	71
0.590% due 03/26/47 (Ê)(Þ)	1,290	862	WFRBS Commercial Mortgage Trust
One Market Plaza Trust			Series 2014-C19 Class A3
Series 2017-1MKT Class A			3.660% due 03/15/47	500	513
3.614% due 02/10/32 (Þ)	370	381	Series 2014-C24 Class D
Series 2017-1MKT Class C			3.692% due 11/15/47 (Þ)	280	192
4.016% due 02/10/32 (Þ)	217	223	WinWater Mortgage Loan Trust
Series 2017-1MKT Class D			Series 2014-1 Class A1
4.146% due 02/10/32 (Þ)	400	405	3.918% due 06/20/44 (~)(Ê)(Þ)	762	782
Series 2017-1MKT Class E			Worldwide Plaza Trust
4.142% due 02/10/32 (Å)	595	585	Series 2017-WWP Class A

See accompanying notes which are an integral part of the financial statements.

100 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
3.526% due 11/10/36 (Þ)		452	464	Series 0515
			197,929	3.759% due 03/15/19	MYR	110	27
				Series 0613
				3.889% due 07/31/20	MYR	230	58
Municipal Bonds - 0.4%
Municipal Electric Authority of Georgia				Series 0902
Revenue Bonds				4.378% due 11/29/19	MYR	220	56
6.637% due 04/01/57		750	961	Mexican Bonos
7.055% due 04/01/57		325	401	Series M 20
Tender Option Bond Trust Receipts				10.000% due 12/05/24	MXN	630	36
/ Certificates General Obligation				7.500% due 06/03/27	MXN	6,762	340
Unlimited				Series M 30
1.750% due 08/01/49 (~)(Ê)(Þ)		500	500	10.000% due 11/20/36	MXN	19,569	1,215
Tender Option Bond Trust Receipts /				8.500% due 11/18/38	MXN	9,100	496
Certificates Revenue Bonds
2.250% due 10/29/27 (~)(Ê)(Þ)		1,400	1,400	Series M
				6.500% due 06/10/21	MXN	740	36
			3,262	7.750% due 05/29/31	MXN	2,940	150
Non-US Bonds - 3.6%				7.750% due 11/13/42	MXN	38,400	1,941
Australia Government International				New Zealand Government International
Bond				Bond
Series 126				Series 0423
4.500% due 04/15/20	AUD	2,330	1,917	5.500% due 04/15/23	NZD	1,710	1,407
Series 133				Series 0427
5.500% due 04/21/23	AUD	990	892	4.500% due 04/15/27	NZD	670	543
Series 140				Series 0521
4.500% due 04/21/33	AUD	1,040	970	6.000% due 05/15/21	NZD	3,120	2,493
Brazil Notas do Tesouro Nacional				Series 0925
Series NTNB				2.000% due 09/20/25	NZD	410	322
6.000% due 05/15/45	BRL	334	331	Norway Government International Bond
Series NTNF				Series 473
10.000% due 01/01/21	BRL	3,975	1,234	4.500% due 05/22/19 (Þ)	NOK	5,290	680
10.000% due 01/01/23	BRL	4,145	1,265
10.000% due 01/01/25	BRL	3,370	1,015	Series 477
				1.750% due 03/13/25 (Þ)	NOK	1,250	156
10.000% due 01/01/27	BRL	165	49
				Peru Government International Bond
Colombian TES				5.700% due 08/12/24	PEN	3,740	1,244
Series B				6.900% due 08/12/37	PEN	2,670	926
10.000% due 07/24/24	COP	6,809,400	2,750	Republic of Argentina Government
6.000% due 04/28/28	COP	703,400	226	International Bond
Ireland Government International Bond				18.200% due 10/03/21	ARS	5,600	322
5.400% due 03/13/25	EUR	1,220	1,977	Series POM
Japan Government 10 Year International				28.750% due 06/21/20 (Ê)	ARS	450	26
Bond				Republic of Poland Government
Series 348				International Bond
10.000% due 09/20/27	JPY	73,350	655	Series 0421
Malaysia Government International Bond				2.000% due 04/25/21	PLN	1,070	305
Series 0111				Series 1020
4.160% due 07/15/21	MYR	150	38	5.250% due 10/25/20	PLN	920	288
Series 0114				Series 1021
4.181% due 07/15/24	MYR	540	135	5.750% due 10/25/21	PLN	1,050	340
Series 0116				Series 1023
3.800% due 08/17/23	MYR	3,100	766	4.000% due 10/25/23	PLN	840	257
Series 0215				Russian Federal Bond - OFZ
3.795% due 09/30/22	MYR	1,220	302	Series 6207
Series 0314				8.150% due 02/03/27	RUB	48,740	891
4.048% due 09/30/21	MYR	610	153	Series 6219
Series 0315				7.750% due 09/16/26	RUB	31,660	562
3.659% due 10/15/20	MYR	1,274	318	Singapore Government International
Series 0414				Bond
3.654% due 10/31/19	MYR	1,060	264	1.625% due 10/01/19	SGD	90	67

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 101

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal		Fair
		Amount ($)	Value		Amount ($)			Value
		or Shares	$			or Shares		$
2.000% due 07/01/20	SGD	350	264	2.125% due 11/30/24		490		483
2.250% due 06/01/21	SGD	540	411	2.250% due 12/31/24		1,510		1,514
1.250% due 10/01/21	SGD	250	184	2.000% due 08/15/25		4,745		4,625
3.125% due 09/01/22	SGD	290	230	1.625% due 05/15/26		3,000		2,825
2.750% due 07/01/23	SGD	470	368	2.250% due 02/15/27		2,930		2,891
3.000% due 09/01/24	SGD	380	303	2.250% due 08/15/27		8,940		8,812
2.375% due 06/01/25	SGD	400	307	1.625% due 11/15/27		1,840		1,737
2.125% due 06/01/26	SGD	120	91	2.250% due 11/15/27		8,475		8,353
3.500% due 03/01/27	SGD	340	286	5.250% due 02/15/29		1,245		1,585
			32,885	6.250% due 05/15/30		600		843
United States Government Treasuries - 28.4%				4.625% due 02/15/40		1,185		1,574
United States Treasury Inflation Indexed				2.750% due 08/15/42		2,185		2,198
Bonds				2.750% due 11/15/42		2,210		2,222
2.125% due 01/15/19		7,864	8,027	3.750% due 11/15/43		60		71
0.125% due 04/15/22		2,160	2,146	2.500% due 02/15/45		5,300		5,047
0.375% due 07/15/23		5,554	5,598	3.000% due 05/15/45		815		855
0.375% due 07/15/25		2,210	2,215	3.000% due 11/15/45		2,725		2,859
0.375% due 07/15/27		1,674	1,666	2.500% due 05/15/46		1,200		1,140
3.875% due 04/15/29		3,601	4,913	2.875% due 11/15/46		685		702
2.125% due 02/15/40		2,750	3,583	3.000% due 02/15/47		5,720		6,009
1.040% due 02/15/46		1,176	1,259	3.000% due 05/15/47		1,900		1,995
United States Treasury Notes				2.750% due 08/15/47 (§)		10,235		10,236
1.000% due 03/15/19		10,000	9,899	2.250% due 11/15/47		2,350		2,117
1.500% due 03/31/19		1,125	1,120	2.750% due 11/15/47		520		520
0.875% due 04/15/19		1,300	1,284					257,311
1.625% due 06/30/19		9,400	9,367	Total Long-Term Investments
1.500% due 10/31/19		6,780	6,733
1.250% due 02/29/20		10,053	9,915	(cost $805,468)				808,842
3.500% due 05/15/20		1,415	1,467
8.750% due 05/15/20		828	960
2.625% due 08/15/20		1,360	1,384	Options Purchased - 0.0%
2.125% due 08/31/20		520	522	(Number of Contracts)
1.375% due 09/30/20		11,250	11,078	EURIBOR 1 Year Mid-
2.625% due 11/15/20		2,240	2,280	Curve Options
2.000% due 11/30/20		650	651	Merrill Lynch Mar 2018 97.75
2.375% due 12/31/20		1,422	1,438	Put (38)	USD	9,286	(ÿ)	6
2.125% due 01/31/21		1,453	1,458	Merrill Lynch Feb 2018 97.88 Put
3.625% due 02/15/21		2,490	2,611	(25)	USD	6,117	(ÿ)	7
2.000% due 02/28/21		1,725	1,724	Eurodollar Futures
2.250% due 03/31/21		1,805	1,817	Merrill Lynch Jan 2018 98.50 Call
3.125% due 05/15/21		2,422	2,506	(18)	USD	4,433	(ÿ)	—
1.125% due 07/31/21		12,000	11,604	Merrill Lynch Mar 2018 98.25
1.250% due 10/31/21		24,780	24,003	Put (17)	USD	4,176	(ÿ)	2
1.750% due 11/30/21		9,655	9,520	United States 10 Year
1.750% due 02/28/22		810	798	Treasury Note Futures
2.000% due 07/31/22		1,423	1,412	Merrill Lynch Jan 2018 124.00
7.625% due 11/15/22		400	501	Call (15)	USD	1,860	(ÿ)	7
2.000% due 11/30/22		955	946	Merrill Lynch Jan 2018 124.25
1.250% due 07/31/23		1,115	1,056	Call (7)	USD	870	(ÿ)	3
2.500% due 08/15/23		885	897	Merrill Lynch Jan 2018 123.00
1.375% due 08/31/23		7,900	7,530	Put (17)	USD	2,091	(ÿ)	2
1.375% due 09/30/23		1,680	1,600	Merrill Lynch Jan 2018 124.00
1.625% due 10/31/23		10,865	10,487	Put (10)	USD	1,240	(ÿ)	4
2.750% due 11/15/23		1,410	1,448	United States 5 Year
2.750% due 02/15/24		1,017	1,043	Treasury Note Futures
				Merrill Lynch Jan 2018 116.50
2.125% due 02/29/24		12,225	12,101	Call (31)	USD	3,612	(ÿ)	4
2.500% due 05/15/24		1,155	1,168	Merrill Lynch Jan 2018 116.75
2.250% due 10/31/24		2,375	2,363	Call (27)	USD	3,152	(ÿ)	2

See accompanying notes which are an integral part of the financial statements.

102 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
Merrill Lynch Jan 2018 115.50					1.790% due 11/16/18	100	100
Put (16)	USD	1,848	(ÿ)	1
United States Treasury					Citigroup, Inc.
Bond Futures					1.800% due 02/05/18	1,030	1,030
Merrill Lynch Jan 2018 151.00					2.150% due 07/30/18	1,300	1,301
Call (5)	USD	755	(ÿ)	13	Commercial Mortgage Trust
Merrill Lynch Jan 2018 154.00					Series 2013-CR13 Class A1
Call (10)	USD	1,540	(ÿ)	8
Merrill Lynch Jan 2018 151.00					1.259% due 11/10/18	209	208
Put (14)	USD	2,114	(ÿ)	7	Commonwealth Bank of Australia
Merrill Lynch Jan 2018 152.00					1.282% due 03/23/18 (Ê)(Þ)(~)	1,000	1,001
Put (7)	USD	1,064	(ÿ)	6	1.374% due 07/09/18 (Ê)(~)	350	350
Merrill Lynch Jan 2018 153.00					Credit Suisse AG
Put (54)	USD	8,262	(ÿ)	68
Total Options Purchased					1.750% due 01/29/18	755	755
(cost $144)				140	Daimler Finance NA LLC
					2.000% due 08/03/18 (Þ)	980	980
Short-Term Investments - 14.2%					Danske Corp.
					Series A
Ally Financial, Inc.					1.745% due 02/16/18 (ç)(Þ)(~)	595	594
3.250% due 11/05/18		475		476	DZ Bank AG
Anheuser-Busch InBev Worldwide, Inc.					1.811% due 08/16/18 (Ê)(~)	765	765
1.638% due 03/05/18 (Þ)(~)		500		498	Energy Future Intermediate Holding Co.
Antalis SA					LLC Term Loan
1.819% due 03/19/18 (~)		700		697	4.501% due 06/28/18 (Ê)	9	9
Apache Corp.					4.569% due 06/28/18 (Ê)	241	242
6.900% due 09/15/18		200		206	Eni Finance USA, Inc
Assurant, Inc.					0.834% due 01/09/18 (ç)(~)	1,000	1,000
2.500% due 03/15/18		440		441	Fannie Mae
AT&T, Inc.					3.170% due 08/01/18	1,141	1,131
2.372% due 11/27/18 (Ê)		300		302	Fannie Mae-Aces
Bank of America NA					Series 2013-M4 Class ASQ2
Series BKNT					1.451% due 02/25/18	33	33
1.750% due 06/05/18		915		915	Series 2015-M1 Class ASQ2
2.050% due 12/07/18		315		315	1.626% due 02/25/18	83	83
Bank of Montreal					Federal Home Loan Bank Discount
Series YCD					Notes
1.749% due 08/16/18 (Ê)(~)		1,150		1,151	1.190% due 01/17/18 (ç)(~)	430	430
Barclays Bank PLC					1.169% due 01/22/18 (ç)(~)	570	570
1.017% due 02/12/18 (ç)(~)		1,200		1,198	1.213% due 01/24/18 (ç)(~)	660	659
Barton Capital SA					1.108% due 01/26/18 (ç)(~)	600	600
1.392% due 01/08/18 (ç)(~)		1,100		1,100	1.244% due 02/09/18 (ç)(~)	810	809
BB&T Corp.					1.297% due 02/13/18 (ç)(~)	1,290	1,288
2.050% due 06/19/18		345		345	1.308% due 02/22/18 (ç)(~)	720	719
Bear Stearns Cos. LLC (The)					1.303% due 02/28/18 (~)	630	629
7.250% due 02/01/18		195		196
					1.345% due 03/21/18 (~)	490	489
Capital One NA
2.350% due 08/17/18		610		611	1.397% due 04/25/18 (~)	1,690	1,683
Series BKNT					1.398% due 04/27/18 (~)	460	458
1.650% due 02/05/18		520		520	Ford Motor Credit Co. LLC
Chevron Corp.					2.551% due 10/05/18	860	863
1.919% due 05/16/18 (Ê)		155		155	Series FXD
					2.145% due 01/09/18	1,355	1,355

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 103

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
		Amount ($)	Value		Amount ($)		Value
		or Shares	$		or Shares		$
Freddie Mac				6.850% due 07/15/18 (Þ)	260		265
4.500% due 08/01/18		278	282	Shell International Finance BV
GE Capital Treasury Services LLC				1.990% due 11/10/18 (Ê)	1,000		1,004
1.303% due 04/04/18 (Ê)(~)		1,100	1,100	Sky PLC
General Motors Co.				6.100% due 02/15/18 (Þ)	515		517
3.500% due 10/02/18		425	429	Sprint Communications, Inc.
Gotham Funding Corp.				9.000% due 11/15/18 (Þ)	19		20
0.910% due 01/03/18 (ç)(~)		500	500	State Street Corp.
Harris Corp.				4.956% due 03/15/18	150		151
1.999% due 04/27/18		235	235	Teva Pharmaceutical Finance
HBOS PLC				Netherlands III BV
Series GMTN				1.400% due 07/20/18	30		30
6.750% due 05/21/18 (Þ)		300	305	Toronto-Dominion Bank (The)
Hewlett Packard Enterprise Co.				1.681% due 06/20/18 (Ê)(~)	800		800
2.850% due 10/05/18		355	357	Total Capital Canada, Ltd.
Huntington National Bank (The)				1.450% due 01/15/18	1,000		1,000
Series BKNT				Toyota Motor Credit Corp.
2.200% due 11/06/18		465	465	1.825% due 12/24/18 (Ê)	2,095		2,092
JPMorgan Chase & Co.				U. S. Cash Management Fund(@)	57,315,857	(8)	57,316
6.000% due 01/15/18		100	100	UBS AG
KeyCorp				Series BKNT
2.300% due 12/13/18		460	461	1.800% due 03/26/18	1,250		1,250
LMA-Americas LLC				United States Treasury Bills
1.237% due 03/20/18 (~)		900	896	0.982% due 01/11/18 (ç)(~)	2,101		2,100
Matchpoint Finance PLC				1.256% due 03/01/18 (ç)(~)	2,020		2,016
1.934% due 03/27/18 (~)		600	597	1.394% due 04/12/18 (ç)(~)	2,195		2,187
McDonald's Corp.				1.520% due 06/21/18 (ç)(~)	2,170		2,155
2.100% due 12/07/18		470	470	United States Treasury Cash
Merck & Co. , Inc.				Management Bills
1.796% due 05/18/18 (Ê)		1,665	1,666	1.060% due 01/02/18 (ç)(~)	300		300
Metropolitan Life Global Funding I				United States Treasury Notes
1.875% due 06/22/18 (Þ)		300	300	0.750% due 02/28/18	3,100		3,097
1.350% due 09/14/18 (Þ)		1,475	1,469	0.875% due 03/31/18	3,210		3,206
Mizuho Bank, Ltd.				1.250% due 12/15/18	1,875		1,865
1.672% due 02/14/18 (ç)(Ê)(~)		800	800	UnitedHealth Group, Inc.
Old Line Funding LLC				1.900% due 07/16/18	560		560
1.554% due 03/12/18 (Ê)(Þ)(~)		750	750	Victory Receivables Corp.
Pfizer, Inc.				1.117% due 02/14/18 (ç)(~)	1,800		1,797
1.889% due 06/15/18 (Ê)		1,323	1,325	Vodafone Group PLC
Pharmacia LLC				2.126% due 09/04/18 (Þ)(~)	610		601
6.500% due 12/01/18		240	250	2.165% due 10/04/18 (Þ)(~)	640		630
Province of Quebec Canada				Voya Financial, Inc.
Series MTN				2.900% due 02/15/18	208		208
1.717% due 09/04/18 (Ê)		335	335	Westpac Banking Corp.
PSP Capital, Inc				1.769% due 11/29/18 (Ê)(Þ)(~)	1,100		1,100
1.462% due 11/07/18 (Ê)(Þ)(~)		400	400	Total Short-Term Investments
Republic of Argentina Government
International Bond				(cost $129,036)			129,023
21.200% due 09/19/18	ARS	90	5
Rockies Express Pipeline LLC

See accompanying notes which are an integral part of the financial statements.

104 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Investments 103.4%
(identified cost $934,648)	938,005

Other Assets and Liabilities,
Net - (3.4%)	(30,638)

Net Assets - 100.0%	907,367

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 105

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
BCAP LLC Trust	11/23/13	137,205	103.90	143	139
CSMC Mortgage-Backed Trust	07/26/13	65,012	97.57	63	65
Dryden 37 Senior Loan Fund	12/06/17	1,300,000	100.00	1,300	1,300
FDIC Trust	06/08/12	264,387	103.82	274	265
Hilton USA Trust	11/22/16	600,000	81.43	489	547
Madison Park Funding XVIII, Ltd.	12/01/17	872,000	100.80	879	879
One Market Plaza Trust	02/15/17	595,000	97.62	581	585
THL Credit Wind River CLO, Ltd.	10/02/17	1,016,000	100.00	1,016	1,025
Voya CLO, Ltd.	03/31/17	1,428,000	100.07	1,430	1,438
					6,243
For a description of restricted securities see note 7 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

106 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities	Referenced Rate	Spread %
1011778 B. C. Unlimited Liability Co. 1st Lien Term Loan B4	USD 3 Month LIBOR	2.250
Aames Mortgage Investment Trust	USD 1 Month LIBOR	1.305
Access Group, Inc.	USD 3 Month LIBOR	0.060
ACE Securities Corp. Home Equity Loan Trust	USD 1 Month LIBOR	0.675
Air Medical Group Holdings, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	3.250
Air Medical Group Holdings, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	4.000
Albertson's LLC Term Loan B4	USD 1 Month LIBOR	2.750
Albertson's LLC Term Loan B6	USD 3 Month LIBOR	3.000
American Airlines, Inc. 2017 Term Loan	USD 1 Month LIBOR	2.000
American Airlines, Inc. Term Loan B	USD 1 Month LIBOR	2.000
American Axle & Manufacturing, Inc. 1st Lien Term Loan B	USD 3 Month LIBOR	2.250
American Builders & Contractors Supply Co. , Inc. Term Loan B	USD 1 Month LIBOR	2.500
American Home Mortgage Investment Trust	USD 6 Month LIBOR	2.000
American Honda Finance Corp.	USD 3 Month LIBOR	0.340
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.110
Apple, Inc.	USD 3 Month LIBOR	0.820
Apple, Inc.	USD 3 Month LIBOR	0.300
Aristocrat International Pty, Ltd. Term Loan B2	USD 3 Month LIBOR	2.000
Asset-Backed Funding Trust Certificates	USD 1 Month LIBOR	0.540
AT&T, Inc.	USD 3 Month LIBOR	0.910
AT&T, Inc.	USD 3 Month LIBOR	0.670
Australia & New Zealand Banking Group, Ltd.	USD 3 Month LIBOR	0.500
Avolon LLC Term Loan B	USD 1 Month LIBOR	2.250
BAC Capital Trust XIV	USD 3 Month LIBOR	0.400
Bank of America Corp.	USD 3 Month LIBOR	1.370
Bank of America Corp.	USD 3 Month LIBOR	0.790
Bank of America Corp.	USD 3 Month LIBOR	1.575
Bank of America Corp.	USD 3 Month LIBOR	1.040
Bank of America Corp.	USD 3 Month LIBOR	0.630
Bank of America Corp.	USD 3 Month LIBOR	3.898
Bank of Montreal	USD 3 Month LIBOR	0.330
Bank of Nova Scotia (The)	USD 3 Month LIBOR	0.660
BankAmerica Capital III	USD 3 Month LIBOR	0.570
Barclays Commercial Mortgage Securities LLC	USD 1 Month LIBOR	2.850
Bayview Commercial Asset Trust	USD 1 Month LIBOR	0.270
	U. S. Treasury Yield Curve Rate T Note Constat
Bear Stearns Adjustable Rate Mortgage Trust	Maturity 1 Year	2.450
Bear Stearns Alternative-A Trust	USD 1 Month LIBOR	0.750
Berry Plastics Group, Inc Term Loan M	USD 1 Month LIBOR	2.250
BMW US Capital LLC	USD 3 Month LIBOR	0.380
Boyd Gaming Corp. Term Loan B	USD 1 Week LIBOR	2.500
Caesars Resort Collection LLC 1st Lien Term Loan B	USD 1 Month LIBOR	0.000
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.330
Canadian Imperial Bank of Commerce	USD 3 Month LIBOR	0.230

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 107

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities	Referenced Rate	Spread %
Capital One Multi-Asset Execution Trust	USD 1 Month LIBOR	0.380
Carlyle Global Market Strategies CLO, Ltd.	USD 3 Month LIBOR	1.470
Catalent Pharma Solutions, Inc. Term Loan B	USD 1 Month LIBOR	2.250
CenturyLink, Inc. Term Loan B	U. S. Prime Rate	2.750
Change Healthcare Holdings LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
Chevron Corp.	USD 3 Month LIBOR	0.500
CHL Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.580
CIT Mortgage Loan Trust	USD 1 Month LIBOR	1.500
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.250
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.450
Citigroup Mortgage Loan Trust, Inc.	USD 1 Month LIBOR	0.340
	U. S. Treasury Yield Curve Rate T Note Constant
Citigroup Mortgage Loan Trust, Inc.	Maturity 1 Year	2.400
Citigroup, Inc.	USD 3 Month LIBOR	3.905
CityCenter Holdings, LLC Term Loan B	USD 1 Month LIBOR	2.500
Cold Storage Trust	USD 1 Month LIBOR	2.100
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.150
Commonwealth Bank of Australia	USD 1 Month LIBOR	0.300
Countrywide Alternative Loan Trust	USD 1 Month LIBOR	0.400
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.800
Countrywide Asset-Backed Certificates	USD 1 Month LIBOR	0.520
	USD Swap Semiannual 30/360 (versus 3 Month
Credit Suisse Group AG	LIBOR) 5 Year Rate	3.455
Credit Suisse Mortgage Capital Certificates	USD 1 Month LIBOR	5.620
CSC Holdings, LLC 1st Lien Term Loan	USD 1 Month LIBOR	2.250
CWGS Group LLC Term Loan	USD 1 Month LIBOR	3.000
Dell International LLC 1st Lien Term Loan A2	USD 1 Month LIBOR	1.750
Dell International LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.000
Dryden 34 Senior Loan Fund	USD 3 Month LIBOR	1.160
Dryden 37 Senior Loan Fund	USD 3 Month LIBOR	1.100
Dryden 50 Senior Loan Fund	USD 3 Month LIBOR	1.220
DZ Bank AG	USD 3 Month LIBOR	0.370
Energy Future Intermediate Holding Co. LLC Term Loan	USD 1 Month LIBOR	3.000
Energy Transfer Partners LP	USD 3 Month LIBOR	4.028
EnLink Midstream Partners, LP	USD 3 Month LIBOR	4.110
Enterprise Products Operating LLC	USD 3 Month LIBOR	2.680
Enterprise Products Operating LLC	USD 3 Month LIBOR	3.708
Exxon Mobil Corp.	USD 3 Month LIBOR	0.150
Fannie Mae	USD 1 Month LIBOR	4.250
Fannie Mae	USD 1 Month LIBOR	4.900
Fannie Mae Connecticut Avenue Securities	USD 1 Month LIBOR	1.300
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.150
Fannie Mae REMICS	USD 1 Month LIBOR	5.950
Fannie Mae REMICS	USD 1 Month LIBOR	6.000

See accompanying notes which are an integral part of the financial statements.

108 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities	Referenced Rate	Spread %
Fannie Mae REMICS	USD 1 Month LIBOR	6.100
Fannie Mae REMICS	USD 1 Month LIBOR	6.500
Fannie Mae REMICS	USD 1 Month LIBOR	6.200
Farmers Exchange Capital III	USD 3 Month LIBOR	3.454
FFMLT Trust	USD 1 Month LIBOR	0.780
Fieldstone Mortgage Investment Trust	USD 1 Month LIBOR	1.950
First Data Corp. 1st Lien Term Loan	USD 1 Month LIBOR	2.250
Ford Credit Auto Owner Trust	USD 1 Month LIBOR	0.070
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.670
Freddie Mac Multifamily Structured Pass-Through Certificates	USD 1 Month LIBOR	0.550
Freddie Mac REMICS	USD 1 Month LIBOR	6.490
Freddie Mac Strips	USD 1 Month LIBOR	6.000
Freddie Mac Strips	USD 1 Month LIBOR	6.100
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	5.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	4.150
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	2.600
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	1.200
Freddie Mac Structured Agency Credit Risk Debt Notes	USD 1 Month LIBOR	3.250
GE Capital Treasury Services LLC	USD 1 Month LIBOR	0.070
General Electric Co.	USD 3 Month LIBOR	0.800
Ginnie Mae	USD 1 Month LIBOR	6.150
Ginnie Mae	USD 1 Month LIBOR	6.050
Golden Nugget, Inc. 1st Lien Term Loan	USD 2 Month LIBOR	3.250
Goldman Sachs Capital II	USD 3 Month LIBOR	0.768
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.201
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.750
Goldman Sachs Group, Inc. (The)	USD 3 Month LIBOR	1.510
Greenpoint Manufactured Housing Contract Trust	USD 1 Month LIBOR	2.000
GSAMP Trust	USD 1 Month LIBOR	0.140
HCA, Inc. Term Loan B8	USD 1 Month LIBOR	2.250
Hilton Worldwide Finance LLC Term Loan B2	USD 1 Month LIBOR	2.000
Home Equity Asset Trust	USD 1 Month LIBOR	0.410
Home Equity Asset Trust	USD 1 Month LIBOR	0.280
Home Equity Asset Trust	USD 1 Month LIBOR	0.150
HSBC Bank PLC	USD 6 Month LIBOR	0.250
HSBC Holdings PLC	USD 3 Month LIBOR	1.546
HSBC Holdings PLC	USD 3 Month LIBOR	1.055
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.140
HSI Asset Securitization Corp. Trust	USD 1 Month LIBOR	0.190
Hyatt Hotel Portfolio Trust	USD 1 Month LIBOR	1.056
IBM Credit LLC	USD 3 Month LIBOR	0.260
IndyMac Mortgage Loan Trust	USD 1 Month LIBOR	0.240
International Business Machines Corp.	USD 3 Month LIBOR	0.370
Jaguar Holding Co. II Term Loan	USD 1 Month LIBOR	2.750

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 109

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities	Referenced Rate	Spread %
JPMorgan Chase & Co.	USD 3 Month LIBOR	1.337
JPMorgan Chase & Co.	USD 3 Month LIBOR	0.550
LCM XXII, Ltd.	USD 3 Month LIBOR	1.480
LCM XXV, Ltd.	USD 3 Month LIBOR	1.210
Level 3 Financing, Inc. Term Loan B	USD 3 Month LIBOR	2.250
Lions Gate Entertainment Corp. Term Loan B	USD 1 Month LIBOR	2.250
Lloyds Banking Group PLC	USD 3 Month LIBOR	0.810
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.900
Long Beach Mortgage Loan Trust	USD 1 Month LIBOR	0.750
MA Finance Co. LLC 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
MacDermid, Inc. Term Loan B6	USD 1 Month LIBOR	3.000
Madison Park Funding XVIII, Ltd.	USD 3 Month LIBOR	1.190
Madison Park Funding XXVI, Ltd.	USD 3 Month LIBOR	1.200
Magnetite XVIII, Ltd.	USD 3 Month LIBOR	1.400
Master Asset-Backed Securities Trust	USD 1 Month LIBOR	0.945
Merck & Co. , Inc.	USD 3 Month LIBOR	0.360
Merrill Lynch Mortgage Investors Trust	USD 1 Month LIBOR	0.370
MGM Growth Properties Operating Partnership, LP Term Loan B	USD 1 Month LIBOR	2.250
Michaels Stores, Inc. Term Loan B1	USD 1 Month LIBOR	2.750
Mizuho Bank, Ltd.	USD 3 Month LIBOR	0.400
Mizuho Bank, Ltd.	USD 1 Month LIBOR	0.200
Morgan Stanley	USD 3 Month LIBOR	1.400
Morgan Stanley	USD 3 Month LIBOR	1.340
MultiPlan, Inc. Term Loan B	USD 3 Month LIBOR	3.000
Mutual of Omaha Insurance Co.	USD 3 Month LIBOR	2.640
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.280
National Australia Bank, Ltd.	USD 3 Month LIBOR	0.510
National Bank of Canada	USD 3 Month LIBOR	0.200
Nelnet Student Loan Trust	USD 3 Month LIBOR	1.650
New Century Home Equity Loan Trust	USD 1 Month LIBOR	0.480
New York Life Global Funding	USD 3 Month LIBOR	0.120
Nomura Resecuritization Trust	USD 1 Month LIBOR	0.190
Nordea Bank AB	USD 3 Month LIBOR	0.470
Nordea Bank AB	USD 3 Month LIBOR	0.380
Numericable Group SA Term Loan B12	USD 3 Month LIBOR	3.000
Old Line Funding LLC	USD 1 Month LIBOR	0.110
Option One Mortgage Loan Trust	USD 1 Month LIBOR	0.780
Pacific Life Insurance Co.	USD 3 Month LIBOR	2.796
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	0.945
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates	USD 1 Month LIBOR	1.125
Party City Holdings, Inc. Term Loan	USD 3 Month LIBOR	3.000
Petco Animal Supplies, Inc. 1st Lien Term Loan B1	USD 3 Month LIBOR	3.000
PetSmart, Inc. Term Loan B2	USD 1 Month LIBOR	3.000
Pfizer, Inc.	USD 3 Month LIBOR	0.300

See accompanying notes which are an integral part of the financial statements.

110 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities	Referenced Rate	Spread %
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.260
Popular ABS Mortgage Pass-Through Trust	USD 1 Month LIBOR	0.250
Post Holdings, Inc. Incremental Term Loan	USD 1 Month LIBOR	2.250
Prime Security Services Borrower LLC Term Loan B1	USD 1 Month LIBOR	2.750
Procter & Gamble Co. (The)	USD 3 Month LIBOR	0.270
Province of Quebec Canada	USD 3 Month LIBOR	0.230
Province of Quebec Canada	USD 3 Month LIBOR	0.280
PSP Capital, Inc	USD 3 Month LIBOR	0.070
Quikrete Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RAMP Trust	USD 1 Month LIBOR	0.570
Reckitt Benckiser Treasury Services PLC	USD 3 Month LIBOR	0.560
Republic of Argentina Government International Bond	Argentina Central Bank 7-Day Repo Reference Rate	0.000
	Federal Reserve U. S. 12 Month Cumulative Avg 1
Residential Accredit Loans, Inc.	Year CMT	0.850
Residential Asset Mortgage Products, Inc. Trust	USD 1 Month LIBOR	0.480
Residential Asset Securitization Trust	USD 1 Month LIBOR	0.450
Reynolds Group Holdings, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.750
RPI Finance Trust Term Loan B	USD 3 Month LIBOR	2.000
Santander UK Group Holdings PLC	USD 3 Month LIBOR	1.400
Scientific Games International, Inc. 1st Lien Term Loan B4	USD 2 Month LIBOR	3.250
Seattle SpinCo, Inc. Term Loan B3	USD 1 Month LIBOR	2.750
Shell International Finance BV	USD 3 Month LIBOR	0.580
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.290
SLM Private Credit Student Loan Trust	USD 3 Month LIBOR	0.330
SLM Student Loan Trust	USD 1 Month LIBOR	0.400
SLM Student Loan Trust	USD 3 Month LIBOR	1.100
Sprint Communications, Inc. 1st Lien Term Loan B	USD 1 Month LIBOR	2.500
Staples, Inc. 1st Lien Term Loan	USD 3 Month LIBOR	4.000
Structured Asset Investment Loan Trust	USD 1 Month LIBOR	0.720
Sumitomo Mitsui Banking Corp.	USD 3 Month LIBOR	0.460
SunGard Availability Services Capital, Inc. Term Loan B	USD 1 Month LIBOR	7.000
Svenska Handelsbanken AB	USD 3 Month LIBOR	0.280
THL Credit Wind River CLO, Ltd.	USD 3 Month LIBOR	1.230
Toronto-Dominion Bank (The)	USD 3 Month LIBOR	0.840
Toronto-Dominion Bank (The)	USD 1 Month LIBOR	0.180
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.260
Toyota Motor Credit Corp.	USD 3 Month LIBOR	0.150
Trans Union LLC 1st Lien Term Loan B3	USD 1 Month LIBOR	2.000
Univision Communications, Inc. Term Loan C5	USD 1 Month LIBOR	2.750
UPC Financing Partnership 1st Lien Term Loan AR	USD 1 Month LIBOR	2.500
US Bancorp	USD 3 Month LIBOR	0.400
US Bank NA	USD 3 Month LIBOR	0.140
Viacom, Inc.	USD 3 Month LIBOR	3.899
Voya CLO, Ltd.	USD 3 Month LIBOR	1.250

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 111

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Variable Rate Securities

Securities		Referenced Rate			Spread %
Wachovia Capital Trust II		USD 3 Month LIBOR			0.500
Walt Disney Co. (The)		USD 3 Month LIBOR			0.190
		Federal Reserve U. S. 12 Month Cumulative Avg 1
Washington Mutual Mortgage Pass-Through Certificates Trust		Year CMT			1.070
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.320
Washington Mutual Mortgage Pass-Through Certificates Trust		USD 1 Month LIBOR			0.640
Wells Fargo & Co.		USD 3 Month LIBOR			1.340
Wells Fargo & Co.		USD 3 Month LIBOR			1.230
Wells Fargo Home Equity Asset-Backed Securities Trust		USD 1 Month LIBOR			0.885
Westpac Banking Corp.		USD 1 Month LIBOR			0.200
XPO Logistics, Inc. Term Loan B		USD 3 Month LIBOR			2.250
Zebra Technologies Corp. Term Loan B		USD 3 Month LIBOR			2.000
Ziggo Secured Finance Partnership 1st Lien Term Loan E		USD 1 Month LIBOR			2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	455	AUD	58,766	03/18	(383)
Euro-BTP Futures	60	EUR	8,169	03/18	(226)
Euro-Bund Futures	6	EUR	5	01/18	1
Euro-Bund Futures	39	EUR	6,306	03/18	(67)
United States 10 Year Treasury Note Futures	871	USD	108,044	03/18	(608)
United States 10 Year Ultra Treasury Bond Futures	17	USD	2,271	03/18	(6)
United States 2 Year Treasury Note Futures	169	USD	36,185	03/18	(65)
United States 5 Year Treasury Note Futures	960	USD	111,517	03/18	(407)
United States Long Bond Futures	157	USD	24,021	03/18	(4)
United States Ultra Treasury Bond Futures	147	USD	24,646	03/18	185
Short Positions
Euro-Bobl Futures	35	EUR	4,606	03/18	35
Euro-Bund Futures	4	EUR	1	01/18	—
Euro-Bund Futures	264	EUR	42,683	03/18	386
Eurodollar Futures	136	USD	33,023	03/18	39
Eurodollar Futures	76	USD	18,634	06/18	21
Eurodollar Futures	12	USD	2,939	09/18	13
Eurodollar Futures	39	USD	9,541	12/18	11
Eurodollar Futures	30	USD	7,325	12/19	(6)
Euro-OAT Futures	17	EUR	2,638	03/18	34
Euro-Schatz Futures	514	EUR	57,556	03/18	96
Japan Government 10 Year Bond Futures	4	JPY	603,121	03/18	6
Long Gilt Futures	279	GBP	34,919	03/18	(275)
United States 10 Year Treasury Note Futures	61	USD	7,567	03/18	50
United States 10 Year Ultra Treasury Bond Futures	25	USD	3,340	03/18	3
United States 2 Year Treasury Note Futures	85	USD	18,199	03/18	29
United States 5 Year Treasury Note Futures	1	USD	116	03/18	1
United States Long Bond Futures	48	USD	7,344	03/18	(1)

See accompanying notes which are an integral part of the financial statements.

112 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts

Amounts in thousands (except contract amounts)

Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(1,138)

Options Written
Amounts in thousands (except contract amounts)
			Number of		Strike	Notional		Expiration	Fair Value
Description	Counterparty	Call/Put	Contracts		Price	Amount		Date	$
EURIBOR 1 Year Mid-Curve Options	Merrill Lynch	Put	2		97.75	USD	489	01/12/18	—
EURIBOR 1 Year Mid-Curve Options	Merrill Lynch	Put	25		97.75	USD	6,109	02/16/18	(3)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	15		125.50	USD	1,883	01/26/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	8		126.50	USD	1,012	01/26/18	—
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	14		126.00	USD	1,764	02/23/18	(2)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Call	15		126.50	USD	1,898	02/23/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	8		122.50	USD	980	01/26/18	(1)
United States 10 Year Treasury Note
Futures	Merrill Lynch	Put	15		122.00	USD	1,830	02/23/18	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	32		117.75	USD	3,768	02/23/18	(2)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Call	16		118.50	USD	1,896	02/23/18	—
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	15		115.75	USD	1,736	01/26/18	(1)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	8		116.00	USD	928	01/26/18	(1)
United States 5 Year Treasury Note
Futures	Merrill Lynch	Put	16		115.50	USD	1,848	02/23/18	(2)
United States Treasury Bond Futures	Merrill Lynch	Call	10		153.00	USD	1,530	01/26/18	(14)
United States Treasury Bond Futures	Merrill Lynch	Call	8		158.00	USD	1,264	02/23/18	(3)
United States Treasury Bond Futures	Merrill Lynch	Put	3		148.00	USD	444	01/26/18	—
United States Treasury Bond Futures	Merrill Lynch	Put	9		149.00	USD	1,341	01/26/18	(2)
Total Liability for Options Written (premiums received $44)									(35)

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
			Amount			Amount			(Depreciation)
Counterparty			Sold			Bought	Settlement Date		$
Bank of America			USD	17	CZK	374	02/26/18		—
Bank of America			USD	3,515	CZK	75,782	02/26/18		53
Bank of America			USD	35	HUF	9,158	02/26/18		1
Bank of America			USD	3,498	HUF	924,334	02/26/18		81
Bank of America			USD	11	MXN	211	02/26/18		—
Bank of America			USD	1,515	MXN	29,461	02/26/18		(31)
Bank of America			USD	3,495	PLN	12,562	02/26/18		114
Bank of America			USD	1,497	TRY	5,957	02/26/18		49
Bank of America			USD	3,369	TRY	13,404	02/26/18		110
Bank of America			USD	1,539	ZAR	22,299	02/26/18		249
Bank of America			USD	3,462	ZAR	50,172	02/26/18		561
Bank of America			CZK	166	USD	8	02/26/18		—
Bank of America			CZK	33,681	USD	1,562	02/26/18		(24)
Bank of America		HKD		127	USD	16	02/26/18		—
Bank of America		HKD		11,989	USD	1,538	02/26/18		2
Bank of America			HUF	4,070	USD	15	02/26/18		—

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 113

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HUF	410,815	USD	1,555	02/26/18	(36)
Bank of America	JPY	389,992	SEK	28,500	01/31/18	14
Bank of America	PLN	41	USD	11	02/26/18	—
Bank of America	SGD	4	USD	3	02/26/18	—
Bank of America	SGD	2,093	USD	1,544	02/26/18	(22)
Bank of America	TRY	15	USD	4	02/26/18	—
Bank of America	TRY	35	USD	9	02/26/18	—
Bank of America	ZAR	1,377	USD	103	02/26/18	(7)
Bank of America	ZAR	3,097	USD	232	02/26/18	(17)
Bank of Montreal	USD	2,932	EUR	2,476	01/23/18	42
Bank of Montreal	USD	4,561	EUR	3,851	01/23/18	64
Bank of Montreal	CHF	1,280	USD	1,303	01/23/18	(12)
Bank of Montreal	CHF	2,879	USD	2,932	01/23/18	(27)
Barclays	USD	1,164	CAD	1,450	01/19/18	(10)
Barclays	USD	360	GBP	270	01/19/18	5
Barclays	USD	1,130	INR	74,500	01/19/18	36
Barclays	USD	361	JPY	40,650	01/19/18	—
Barclays	EUR	788	USD	939	01/19/18	(7)
Citigroup	USD	324	BRL	1,040	01/19/18	(11)
Citigroup	USD	9,053	GBP	6,777	01/23/18	104
Citigroup	USD	834	JPY	94,530	01/19/18	6
Citigroup	USD	1,139	JPY	128,470	01/19/18	2
Citigroup	USD	2,591	NZD	3,699	01/23/18	30
Citigroup	CNY	15,140	USD	2,285	01/19/18	(39)
Citigroup	JPY	263,648	USD	2,360	01/19/18	18
Citigroup	NZD	12,947	USD	9,069	01/23/18	(104)
Citigroup	SEK	21,874	USD	2,609	01/23/18	(60)
Commonwealth Bank of Australia	USD	2,933	EUR	2,476	01/23/18	40
Commonwealth Bank of Australia	USD	4,563	EUR	3,851	01/23/18	63
Commonwealth Bank of Australia	CHF	1,280	USD	1,304	01/23/18	(11)
Commonwealth Bank of Australia	CHF	2,879	USD	2,933	01/23/18	(25)
Goldman Sachs	USD	496	SEK	4,194	01/18/18	16
HSBC	USD	552	INR	35,700	01/18/18	7
JPMorgan Chase	USD	1,528	CAD	1,957	02/08/18	29
JPMorgan Chase	USD	1,212	CLP	769,726	01/10/18	39
JPMorgan Chase	USD	2,798	GBP	2,092	02/13/18	30
JPMorgan Chase	USD	1,276	MXN	24,311	01/19/18	(43)
JPMorgan Chase	USD	1,445	NOK	11,734	02/08/18	(15)
JPMorgan Chase	USD	184	PLN	669	02/08/18	8
JPMorgan Chase	USD	3,249	SEK	27,113	02/08/18	63
JPMorgan Chase	USD	36	ZAR	512	02/08/18	5
JPMorgan Chase	USD	138	ZAR	2,009	02/08/18	24
JPMorgan Chase	USD	406	ZAR	5,769	02/08/18	58
JPMorgan Chase	AUD	7,388	USD	5,556	02/13/18	(208)
JPMorgan Chase	BRL	8,639	USD	2,634	01/10/18	32
JPMorgan Chase	CHF	2,069	USD	2,085	02/08/18	(43)
JPMorgan Chase	COP	2,620,180	USD	873	01/10/18	(5)
JPMorgan Chase	CZK	1,853	USD	85	02/08/18	(3)
JPMorgan Chase	EUR	3,413	USD	4,041	02/13/18	(64)
JPMorgan Chase	HKD	524	USD	67	02/08/18	—
JPMorgan Chase	HUF	323,200	USD	1,217	02/08/18	(33)
JPMorgan Chase	IDR	25,423,879	USD	1,874	01/10/18	(5)
JPMorgan Chase	JPY	84,689	USD	754	02/13/18	1

See accompanying notes which are an integral part of the financial statements.

114 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
JPMorgan Chase			MXN	14,914	USD	771	02/08/18		17
JPMorgan Chase			NZD	10,274	USD	7,013	02/13/18		(266)
JPMorgan Chase			PEN	10,383	USD	3,192	01/10/18		(9)
JPMorgan Chase			PHP	66,059	USD	1,300	01/10/18		(23)
JPMorgan Chase			SGD	3,373	USD	2,483	02/08/18		(40)
JPMorgan Chase			THB	67,306	USD	2,058	01/10/18		(7)
JPMorgan Chase			ZAR	8,290	USD	583	02/08/18		(83)
State Street			USD	2,608	AUD	3,399	01/23/18		44
State Street			USD	21	BRL	70	02/26/18		—
State Street			USD	1,527	BRL	5,051	02/26/18		(13)
State Street			USD	9,148	ILS	32,020	01/23/18		61
State Street			USD	5,874	JPY	658,079	01/23/18		(28)
State Street			USD	5	RUB	315	02/26/18		—
State Street			USD	1,504	RUB	91,365	02/26/18		67
State Street			AUD	11,896	USD	9,128	01/23/18		(154)
State Street			BRL	157	USD	47	02/26/18		—
State Street			BRL	11,365	USD	3,436	02/26/18		30
State Street			CLP	75,484	USD	118	02/26/18		(4)
State Street			CLP	2,183,403	USD	3,441	02/26/18		(106)
State Street			DKK	16,379	USD	2,612	01/23/18		(31)
State Street			IDR	606,148	USD	44	02/26/18		—
State Street			IDR	46,854,507	USD	3,416	02/26/18		(36)
State Street			ILS	20,584	USD	5,881	01/23/18		(39)
State Street			JPY	1,023,678	USD	9,137	01/23/18		43
State Street			PEN	83	USD	25	02/26/18		—
State Street			PEN	11,208	USD	3,425	02/26/18		(23)
State Street			RUB	140	USD	2	02/26/18		—
State Street			RUB	205,572	USD	3,384	02/26/18		(152)
State Street			TWD	231	USD	8	02/26/18		—
State Street			TWD	46,380	USD	1,548	02/26/18		(25)
Westpac			USD	5,859	GBP	4,357	01/23/18		27
Westpac			NOK	48,744	USD	5,869	01/23/18		(71)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									273

Interest Rate Swap Contracts

Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
						Termination	(Received)	(Depreciation)	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays		Date	$	$	$
JPMorgan Chase	DKK	4,200	Six Month CIBOR(3)	0.510%(4)		05/05/25	—	9	9
JPMorgan Chase	DKK	10,470	Six Month CIBOR(3)	0.943%(4)		05/05/25	—	(34)	(34)
JPMorgan Chase	CZK	15,850	Six Month PRIBOR(3)	0.495%(4)		06/19/25	—	64	64
JPMorgan Chase	CZK	36,930	Six Month PRIBOR(3)	1.280%(4)		06/19/25	—	46	46
Merrill Lynch	USD	3,744	2.250%(3)	Three Month LIBOR(2)		05/31/22	7	(10)	(3)
Merrill Lynch	USD	580	Three Month LIBOR(2)	2.630%(3)		11/15/43	(3)	(4)	(7)
Merrill Lynch	USD	5,490	Three Month LIBOR(2)	2.474%(3)		11/15/43	113	(14)	99
Total Open Interest Rate Swap Contracts (å)							117	57	174

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 115

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX NA High Yield Index	Merrill Lynch	Purchase	USD	2,360	(5.000%)(2)	12/20/22	(176)	(23)	(199)
CDX NA Investment Grade
Index	Merrill Lynch	Sell	USD	2,350	1.000%(2)	06/20/22	43	10	53
Total Open Credit Indices Contracts (å)							(133)	(13)	(146)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$55,944	$—	$—	$55,944	6.2
Corporate Bonds and Notes	—	175,872	82	—	175,954	19.4
International Debt	—	75,072	1,300	—	76,372	8.4
Loan Agreements	—	9,185	—	—	9,185	1.0
Mortgage-Backed Securities	—	197,929	—	—	197,929	21.8
Municipal Bonds	—	3,262	—	—	3,262	0.4
Non-US Bonds	—	32,885	—	—	32,885	3.6
United States Government Treasuries	—	257,311	—	—	257,311	28.4
Options Purchased	140	—	—	—	140	—*
Short-Term Investments	—	71,707	—	57,316	129,023	14.2
Total Investments	140	879,167	1,382	57,316	938,005	103.4
Other Assets and Liabilities, Net						(3.4)
						100.0
Other Financial Instruments
Assets
Futures Contracts	910	—	—	—	910	0.1
Foreign Currency Exchange Contracts	—	2,245	—	—	2,245	0.2
Interest Rate Swap Contracts	—	218	—	—	218	—*
Credit Default Swap Contracts	—	53	—	—	53	—*
A
Liabilities
Futures Contracts	(2,048)	—	—	—	(2,048)	(0.2)
Options Written	(35)	—	—	—	(35)	(—)*
Foreign Currency Exchange Contracts	—	(1,972)	—	—	(1,972)	(0.2)
Interest Rate Swap Contracts	—	(44)	—	—	(44)	(—)*
Credit Default Swap Contracts	—	(199)	—	—	(199)	(—)*
Total Other Financial Instruments**	$(1,173)	$301	$—	$—	$(872)

See accompanying notes which are an integral part of the financial statements.

116 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
December 31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Country Exposure	$
Argentina	1,055
Australia	8,709
Austria	423
Bermuda	876
Brazil	5,602
Canada	14,166
Cayman Islands	5,194
Chile	915
China	887
Colombia	4,842
Curacao	36
Denmark	171
Finland	818
France	3,300
Germany	1,657
Guernsey	344
India	509
Indonesia	1,230
Ireland	4,086
Italy	718
Japan	3,913
Kuwait	213
Luxembourg	747
Malaysia	2,118
Mexico	8,774
Netherlands	10,282
New Zealand	4,765
Norway	909
Panama	247
Peru	2,854
Poland	1,622
Russia	1,453
Singapore	2,753
South Korea	1,442
Spain	286
Sweden	2,743
Switzerland	4,126
Turkey	222
United Arab Emirates	1,137
United Kingdom	15,571
United States	815,224

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 117

Russell Investment Funds
Strategic Bond Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands
Fair Value
Country Exposure	$
Venezuela, Bolivarian Republic of	816
Virgin Islands, British	250
Total Investments	938,005

See accompanying notes which are an integral part of the financial statements.

118 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$140
Unrealized appreciation on foreign currency exchange contracts	—	2,245	—
Variation margin on futures contracts**	—	—	910
Interest rate swap contracts, at fair value	—	—	218
Credit default swap contracts, at fair value	53	—	—
Total	$53	$2,245	$1,268

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$10	$2,038
Unrealized depreciation on foreign currency exchange contracts	—	1,972	—
Options written, at fair value	—	—	35
Interest rate swap contracts, at fair value	—	—	44
Credit default swap contracts, at fair value	199	—	—
Total	$199	$1,982	$2,117
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$(1,123)
Futures contracts	—	—	(9)
Options written	—	—	445
Total return swap contracts	—	—	761
Interest rate swap contracts	—	—	489
Credit default swap contracts	22	—	—
Foreign currency exchange contracts	—	(3,226)	—
Total	$22	$(3,226)	$563

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$—	$(40)	$(3)
Futures contracts	—	(76)	732
Options written	—	28	2
Total return swap contracts	—	—	(36)
Interest rate swap contracts	—	—	(637)
Credit default swap contracts	(13)	—	—
Foreign currency exchange contracts	—	675	—
Total	$(13)	$587	$58

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 119

Russell Investment Funds
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$140	$ — $	140
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,245	—	2,245
Futures Contracts	Variation margin on futures contracts	2,089	—	2,089
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	218	—	218
Credit Default Swap Contracts	Credit default swap contracts, at fair value	53	—	53
Total Financial and Derivative Assets		4,745	—	4,745
Financial and Derivative Assets not subject to a netting agreement		(2,383)	—	(2,383)
Total Financial and Derivative Assets subject to a netting agreement		$2,362	$ — $	2,362

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,232	$158	$—	$ 1,074
Bank of Montreal	106	39	—	67
Barclays	42	17	—	25
Citigroup	159	159	—	—
Commonwealth Bank of Australia	103	36	—	67
Goldman Sachs	16	—	—	16
HSBC	7	—	—	7
JPMorgan Chase	425	425	—	—
State Street	245	245	—	—
Westpac	27	27	—	—
Total	$2,362	$1,106	$—	$ 1,256

See accompanying notes which are an integral part of the financial statements.

120 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$129	$ — $	129
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,972	—	1,972
Options Written Contracts	Options written, at fair value	35	—	35
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	44	—	44
Credit Default Swap Contracts	Credit default swap contracts, at fair value	199	—	199
Total Financial and Derivative Liabilities		2,379	—	2,379
Financial and Derivative Liabilities not subject to a netting agreement		(373)	—	(373)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,006	$ — $	2,006

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^ Net Amount
Bank of America	$158	$158	$—	$—
Bank of Montreal	39	39	—	—
Barclays	17	17	—	—
Citigroup	214	159	30	25
Commonwealth Bank of Australia	36	36	—	—
JPMorgan Chase	860	425	410	25
State Street	611	245	—	366
Westpac	71	27	—	44
Total	$2,006	$1,106	$440	$460

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 121

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$934,648
Investments, at fair value(>)	938,005
Cash	9,649
Cash (restricted)(a)(b)(c)	7,857
Foreign currency holdings(^)	969
Unrealized appreciation on foreign currency exchange contracts	2,245
Receivables:
Dividends and interest	4,965
Dividends from affiliated funds	61
Investments sold	31,994
Fund shares sold	156
Variation margin on futures contracts	2,089
Interest rate swap contracts, at fair value(•)	218
Credit default swap contracts, at fair value(+)	53
Total assets	998,261

Liabilities
Payables:
Due to broker (d)	287
Investments purchased	87,358
Fund shares redeemed	233
Accrued fees to affiliates	467
Other accrued expenses	167
Variation margin on futures contracts	129
Deferred capital gains tax liability	3
Unrealized depreciation on foreign currency exchange contracts	1,972
Options written, at fair value(x)	35
Interest rate swap contracts, at fair value(•)	44
Credit default swap contracts, at fair value(+)	199
Total liabilities	90,894

Net Assets	$907,367

See accompanying notes which are an integral part of the financial statements.

122 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,026)
Accumulated net realized gain (loss)	(8,461)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	3,357
Investments in affiliated funds	(3)
Futures contracts	(1,138)
Options written	9
Interest rate swap contracts	57
Credit default swap contracts	(13)
Foreign currency exchange contracts	273
Foreign currency-related transactions	20
Shares of beneficial interest	875
Additional paid-in capital	913,417
Net Assets	$907,367

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.37
Net assets	$907,366,586
Shares outstanding ($. 01 par value)	87,498,295
Amounts in thousands
(^) Foreign currency holdings - cost	$973
(x) Premiums received on options written	$44
(+) Credit default swap contracts - premiums paid (received)	$(133)
(•) Interest rate swap contracts - premiums paid (received)	$117
(>) Investments in affiliates, U. S. Cash Management Fund	$57,316

(a) Cash Collateral for Futures	$6,127
(b) Cash Collateral for Swaps	$983
(c) Cash Collateral for TBAs	$747
(d) Due to Broker for Futures	$287
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 123

Russell Investment Funds
Strategic Bond Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Dividends	$28
Dividends from affiliated funds .	769
Interest	21,464
Total investment income	22,261

Expenses
Advisory fees	4,804
Administrative fees	437
Custodian fees	262
Transfer agent fees	38
Professional fees	119
Trustees’ fees	23
Printing fees	121
Miscellaneous	25
Expenses before reductions	5,829
Expense reductions	(56)
Net expenses	5,773
Net investment income (loss)	16,488

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(1,202)
Investments in affiliated funds .	(3)
Futures contracts	(9)
Options written	445
Foreign currency exchange contracts	(3,226)
Total return swap contracts	761
Interest rate swap contracts	489
Credit default swap contracts	22
Foreign currency-related transactions	228
Net realized gain (loss)	(2,495)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	17,851
Investments in affiliated funds	(9)
Futures contracts	656
Options written	30
Foreign currency exchange contracts	675
Total return swap contracts	(36)
Interest rate swap contracts	(637)
Credit default swap contracts	(13)
Foreign currency-related transactions	61
Net change in unrealized appreciation (depreciation)	18,578
Net realized and unrealized gain (loss)	16,083
Net Increase (Decrease) in Net Assets from Operations	$32,571

See accompanying notes which are an integral part of the financial statements.

124 Strategic Bond Fund

Russell Investment Funds
Strategic Bond Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,488	$14,984
Net realized gain (loss)	(2,495)	14,365
Net change in unrealized appreciation (depreciation)	18,578	(2,455)
Net increase (decrease) in net assets from operations	32,571	26,894

Distributions
From net investment income	(11,721)	(13,853)
From net realized gain	—	(24,296)
Net decrease in net assets from distributions	(11,721)	(38,149)

Share Transactions*
Net increase (decrease) in net assets from share transactions	35,795	6,068
Total Net Increase (Decrease) in Net Assets	56,645	(5,187)

Net Assets
Beginning of period	850,722	855,909
End of period	$907,367	$850,722
Undistributed (overdistributed) net investment income included in net assets	$(1,026)	$(1,821)

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	6,949	$71,566	4,915	$52,175
Proceeds from reinvestment of distributions	1,139	11,721	3,722	38,149
Payments for shares redeemed	(4,638)	(47,492)	(7,908)	(84,256)
Total increase (decrease)	3,450	$35,795	729	$6,068

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 125

Russell Investment Funds
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	10.12	. 20	. 19	. 39	(. 14)	—
December 31, 2016	10.27	. 18	. 14	. 32	(. 17)	(. 30)
December 31, 2015	10.66	. 16	(. 17)	(. 01)	(. 26)	(. 12)
December 31, 2014	10.46	. 15	. 43	. 58	(. 17)	(. 21)
December 31, 2013	10.81	. 18	(. 35)	(. 17)	(. 15)	(. 03)

See accompanying notes which are an integral part of the financial statements.

126 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross	Net(b)	Net Assets(b)	Turnover Rate
(. 14)	10.37	3.86	907,367	. 67	. 66	1.89	143
(. 47)	10.12	3.10	850,722	. 67	. 65	1.72	262
(. 38)	10.27	(. 14)	855,909	. 67	. 64	1.49	225
(. 38)	10.66	5.55	839,458	. 69	. 64	1.44	173
(. 18)	10.46	(1.55)	763,901	. 67	. 62	1.73	133

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 127

Russell Investment Funds
Strategic Bond Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:

Advisory fees	$422,733
Administration fees	38,430
Transfer agent fees	3,382
Trustee fees	2,021
$466,566

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Management Fund	$73,380	$710,503	$726,555	$(3)	$ (9)	$57,316	$769	$—
	$73,380	$710,503	$726,555	$(3)	$ (9)	$57,316	$769	$—

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$937,497,622
Unrealized Appreciation	$366,582
Unrealized Depreciation	(468,365)
Net Unrealized Appreciation (Depreciation)	$(101,783)
Undistributed Ordinary Income	$581,567
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(7,386,098)
Tax Composition of Distributions
Ordinary Income	$11,720,484

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$(3,972)
Accumulated net realized gain (loss)	3,972
Additional paid-in capital	—

See accompanying notes which are an integral part of the financial statements.

128 Strategic Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Global Real Estate Securities Fund			FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
	Total			Total
	Return			Return
1 Year	11.80%		1 Year	10.36%
5 Years	6.55	%§	5 Years	6.32	%§
10 Years	5.03	%§	10 Years	3.28	%§

			Russell Developed Index (Net) ***
				Total
				Return
			1 Year	22.39%
			5 Years	11.90	%§
			10 Years	5.35	%§

			Global Real Estate Linked Benchmark ****
				Total
				Return
			1 Year	10.36%
			5 Years	6.32	%§
			10 Years	5.03	%§

Global Real Estate Securities Fund 129

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Global Real Estate Securities Fund (the “Fund”) employs	delivered negative returns and continued to display a bifurcated
a multi-manager approach whereby portions of the Fund are	performance pattern, with J-REITs struggling due to capital
allocated to different money manager strategies. Fund assets not	outflows and concerns over higher global interest rates while
allocated to money managers are managed by Russell Investment	Japanese developers fared comparatively better. U. S. REITs
Management, LLC (“RIM”), the Fund’s advisor. RIM may change	lagged relative to property companies in most other developed
the allocation of the Fund’s assets among money managers at	markets, although there was significant dispersion in performance
any time. An exemptive order from the Securities and Exchange	within the U. S. by property type. The Fund was positioned with an
Commission (“SEC”) permits RIM to engage or terminate a money	underweight position in North America and Continental Europe
manager at any time, subject to approval by the Fund’s Board,	and an overweight to United Kingdom and Japan, resulting in a
without a shareholder vote. Pursuant to the terms of the exemptive	neutral contribution from regional allocation.
order, the Fund is required to notify its shareholders within 90	With respect to property sectors, there was an unusually wide
days of when a money manager begins providing services. As of	distribution of performance by property type. Data centers and
December 31, 2017, the Fund had three money managers.	industrial REITs experienced strong double-digit percentage
What is the Fund’s investment objective?	gains, backed by very strong fundamental growth. The retail
The Fund seeks to provide current income and long term capital	sector experienced large declines due to ongoing store closures
growth.	and concerns around e-commerce, though the sector posted
partial recovery in the fourth quarter propelled upward by several
How did the Fund perform relative to its benchmark for the	major M&A announcements. The more bond-like, yield-oriented
fiscal year ended December 31, 2017?	health care and net lease sectors were weak performers while
For the fiscal year ended December 31, 2017, the Fund gained	property types with shorter lease terms, including self-storage
11.80%. This is compared to the Fund’s benchmark, the FTSE	and residential, finished with positive performance. These
EPRA/NAREIT Developed Real Estate Index (Net), which gained	trends in property sector performance posed a tailwind for Fund
10.36% during the same period. The Fund’s performance includes	performance, as the portfolio favors property types with stronger
operating expenses, whereas index returns are unmanaged and do	underlying fundamentals and growth potential, rather than
not include expenses of any kind.	seeking to maximize yield.

For the fiscal year ended December 31, 2017, the Morningstar®	How did the investment strategies and techniques employed
Insurance Global Real Estate Category, a group of funds that	by the Fund and its money managers affect its benchmark-
Morningstar considers to have investment strategies similar to	relative performance?
those of the Fund, gained 11.19%. This result serves as a peer	At the Fund level, stock selection results were positive within
comparison and is expressed net of operating expenses.	the U. S. retail, lodging and data center sectors as well as the UK.
How did the market conditions described in the Market	From a sector allocation perspective, underweight positions to the
Summary report affect the Fund’s performance?	U. S. health care and net lease sectors as well as Japanese REITs
For the fiscal year ended December 31, 2017, the global listed	were beneficial. Detracting from performance was an overweight
property market, as measured by the FTSE EPRA/NAREIT	to the U. S. office sector and negative stock selection within Hong
Developed Real Estate Index (Net), delivered a 10.36% return.	Kong and Japan developers.
Underpinned by stable economic growth, the global property	The Fund employs discretionary money managers. The Fund’s
market sustained positive momentum during the period, although	discretionary money managers select the individual portfolio
real estate investment trusts (“REITs”) underperformed broader	securities for the assets assigned to them. Fund assets not
equities. In the U. S. , the Federal Reserve increased interest	allocated to discretionary money managers include the Fund’s
rates three times during the fiscal year, though the 10-year U. S.	cash balances and assets which may be managed directly by
Treasury yield was roughly flat year-over- year.	RIM to effect the Fund’s investment strategies and/or to actively
Within the global property securities market, Asia ex-Japan	manage the Fund’s overall exposures by investing in securities or
led the index with strong positive returns, while North America	other instruments that RIM believes will achieve the desired risk/
was the worst performer of the major regions. Singapore was the	return profile for the Fund.
best performer globally, helped by a recovery in its residential	With respect to certain of the Fund’s money managers, Cohen &
and office markets. Also delivering positive performance was	Steers Capital Management, Inc. , Cohen & Steers UK Limited
Europe, which benefited from subsiding political risk and	and Cohen & Steers Asia Limited (together, “Cohen”) strongly
strong broader equity market performance. In Japan, the market	outperformed the Fund’s benchmark for the fiscal year. Cohen

130 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

seeks to generate excess returns through a combination of	modestly positive impact on absolute performance, as equity
fundamental bottom-up stock selection and top-down regional	markets delivered positive returns ahead of cash.
and property type allocation decisions. Stock selection was a key
contributor to outperformance. Results were positive within U. S.	Describe any changes to the Fund’s structure or the money
data center and lodging sectors as well as UK and Continental	manager line-up.
Europe. Underweight positions in the retail sector and J-REITs	There were no changes to the Fund’s structure or money manager
were beneficial. Modestly detracting from performance were	line-up during the period.
underweights to the U. S. industrial sector, Hong Kong and	Money Managers as of December 31,
Singapore.	2017	Styles
Morgan Stanley Investment Management, Inc. , Morgan Stanley	Cohen & Steers Capital Management, Inc. ,
Investment Management Limited and Morgan Stanley Investment	Cohen & Steers UK Limited and Cohen &
Management Company (together, “Morgan Stanley”) modestly	Steers Asia Limited	Market-Oriented
outperformed the Fund’s benchmark during the fiscal year. Morgan	Morgan Stanley Investment Management
Stanley’s process focuses on identifying listed property companies	Inc. , Morgan Stanley Investment
that trade at discounts relative to underlying asset values. Positive	Management Limited and Morgan Stanley
	Investment Management Company	Value
stock selection within the U. S. retail and lodging sectors and an	RREEF America L. L. C. , Deutsche
underweight to the U. S. health care contributed to performance.	Investments Australia Limited and Deutsche
An overweight position to the U. K. and an underweight to J-REITs	Alternatives Asset Management (Global)
were beneficial. Detracting from performance were underweights	Limited operating under the brand name
to Singapore and Continental Europe and an overweight to the	Deutsche Asset Management	Market-Oriented
U. S. office sector.	The views expressed in this report reflect those of the
During the period, RIM continued to utilize a strategy to implement	portfolio managers only through the end of the period
regional and property sector tilting through the direct purchase	covered by the report. These views do not necessarily
of real estate stocks. The strategy seeks to position the portfolio	represent the views of RIM or any other person in RIM or
to meet RIM’s overall preferred positioning with respect to	any other affiliated organization. These views are subject to
regional and property type exposures. The strategy outperformed	change at any time based upon market conditions or other
relative to the Fund’s benchmark for the one-year period. Positive	events, and RIM disclaims any responsibility to update the
performance was driven by underweights to J-REITs and the U. S.	views contained herein. These views should not be relied
health care sector as well as an overweight position to Hong Kong.	on as investment advice and, because investment decisions
Overweights to Japan developers and U. S. malls had a negative	for a Russell Investment Funds (“RIF”) Fund are based on
impact.	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.
During the period, the Fund used index futures and swap contracts to equitize the Fund’s cash. The use of these derivatives had a

Global Real Estate Securities Fund 131

Russell Investment Funds
Global Real Estate Securities Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

* Assumes initial investment on January 1, 2008.

** The FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity
REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-
related activities and is net of dividend withholding taxes.

*** The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally and is net of tax on dividends from foreign holdings.

**** The Global Real Estate Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Real Estate Linked Benchmark represents the returns of the FTSE NAREIT Equity REIT
Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

132 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,059.70	$1,020.72
The information in the table under the heading “Actual	Expenses Paid During Period*	$4.62	$4.53
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) .
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Global Real Estate Securities Fund 133

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.6%			Hong Kong - 11.1%
Australia - 4.9%			Champion REIT(ö)	789,433	579
Arena REIT(ö)	134,618	237	CK Asset Holdings, Ltd.	1,641,406	14,347
Charter Hall Group - ADR(ö)	660,487	3,095	Hang Lung Properties, Ltd. - ADR	2,684,620	6,552
Dexus Property Group(ö)	1,053,827	8,004	Henderson Land Development Co. , Ltd.	564,042	3,717
Goodman Group(ö)	1,275,398	8,361	Hongkong Land Holdings, Ltd.	1,719,600	12,091
GPT Group (The)(ö)	1,184,770	4,716	Hopewell Holdings, Ltd.	16,500	61
Mirvac Group(ö)	2,636,827	4,821	Hysan Development Co. , Ltd.	960,028	5,096
Scentre Group(ö)	2,077,469	6,780	Link Real Estate Investment Trust(ö)	1,303,349	12,078
Viva Energy(ö)	607,884	1,071	New World Development Co. , Ltd.	2,615,821	3,930
Westfield Corp. (ö)	912,549	6,762	Sino Land Co. , Ltd.	1,796,677	3,181
		43,847	Sun Hung Kai Properties, Ltd.	1,312,652	21,864
			Swire Properties, Ltd.	3,183,713	10,269
Austria - 0.5%			Wharf Holdings, Ltd. (The)	274,434	949
Buwog AG	118,481	4,078	Wharf Real Estate Investment Co. , Ltd.
			(Æ)	562,434	3,744
Belgium - 0.1%			Wheelock & Co. , Ltd.	176,000	1,258
Aedifica(ö)	5,288	500			99,716
VGP NV	7,201	536
		1,036	Ireland - 0.3%
			Green REIT PLC(ö)	553,783	1,033
Brazil - 0.1%			Hibernia REIT PLC(ö)	1,091,180	2,003
BR Malls Participacoes SA	334,068	1,281			3,036

Canada - 2.4%			Japan - 8.8%
Allied Properties Real Estate Investment			Activia Properties, Inc. (ö)	720	3,013
Trust(ö)	176,921	5,922	Daiwa House REIT Investment Corp. (ö)	714	1,696
Boardwalk Real Estate Investment			Frontier Real Estate Investment Corp. (ö)	384	1,492
Trust(Ñ)(ö)	99,845	3,423	Global One Real Estate Investment
Canadian Apartment Properties(ö)	154,186	4,578	Corp. (ö)	929	3,290
Crombie Real Estate Investment Trust(ö)	177	2	GLP J-REIT(ö)	65	70
Dream Office Real Estate Investment			Hulic Co. , Ltd.	411,700	4,608
Trust(ö)	148,605	2,620	Ichigo Hotel REIT Investment Corp. (ö)	215	233
First Capital Realty, Inc. Class A	66,988	1,104	Invesco Office J-REIT, Inc. (ö)	234	227
Granite Real Estate Investment Trust(ö)	48,634	1,906	Invincible Investment Corp. (ö)	5,121	2,177
H&R Real Estate Investment Trust(ö)	37	1	Japan Logistics Fund, Inc. (ö)	923	1,702
RioCan Real Estate Investment Trust(ö)	94,663	1,834	Japan Real Estate Investment Corp. (ö)	522	2,478
		21,390	Japan Retail Fund Investment Corp. (ö)	1,662	3,046
			Kenedix Office Investment Corp. Class
Finland - 0.1%			A(ö)	460	2,611
Citycon OYJ	224,059	580	Mitsubishi Estate Co. , Ltd.	844,000	14,666
			Mitsui Fudosan Co. , Ltd.	837,620	18,779
France - 3.7%			Mori Hills REIT Investment Corp. Class
Fonciere Des Regions(ö)	17,884	2,027	A(ö)	1,438	1,738
Gecina SA(ö)	58,169	10,733	Mori Trust Sogo REIT, Inc. (ö)	255	355
Icad, Inc. (ö)	9,884	972	Nippon Building Fund, Inc. (ö)	702	3,434
Klepierre SA - GDR(ö)	237,157	10,427	Nippon Healthcare Investment Corp. (ö)	71	103
Unibail-Rodamco SE(ö)	37,194	9,371	NTT Urban Development Corp.	234,700	2,717
		33,530	Premier Investment Corp. (ö)	2,163	2,047
			Sekisui House REIT, Inc. (ö)	1,010	1,179
Germany - 2.9%			Sumitomo Realty & Development Co. ,
ADO Properties SA(Þ)	55,568	2,819	Ltd.	112,000	3,677
Alstria Office REIT-AG(ö)	237,956	3,675	Tokyo Tatemono Co. , Ltd.	279,194	3,767
Deutsche Wohnen SE	244,441	10,658			79,105
TLG Immobilien AG	69,888	1,856
Vonovia SE	150,516	7,450	Netherlands - 0.7%
		26,458	Eurocommercial Properties NV	56,415	2,457

See accompanying notes which are an integral part of the financial statements.

134 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2017

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
InterXion Holding NV(Æ)	65,756	3,875	Alexandria Real Estate Equities, Inc. (ö)	59,515	7,772
		6,332	American Campus Communities, Inc. (ö)	63,466	2,604
			American Homes 4 Rent Class A(ö)	15,640	342
Norway - 0.3%			American Tower Corp. (ö)	60,630	8,650
Entra ASA(Å)	172,441	2,562	Apartment Investment & Management
			Co. Class A(ö)	110,627	4,835
Singapore - 0.9%			AvalonBay Communities, Inc. (ö)	60,013	10,707
CapitaLand, Ltd.	97,300	256	Boston Properties, Inc. (ö)	132,889	17,280
CDL Hospitality Trusts(Æ)	1,075,821	1,359	Brixmor Property Group, Inc. (ö)	114,459	2,136
City Developments, Ltd.	329,100	3,061	Camden Property Trust(ö)	107,815	9,926
Frasers Logistics & Industrial Trust(ö)	489,200	424	CareTrust REIT, Inc. (ö)	36,746	616
Mapletree Logistics Trust(ö)	483,700	477	CBL & Associates Properties, Inc. (Ñ)(ö)	5,459	31
Suntec Real Estate Investment Trust(ö)	1,319,200	2,118	CoreSite Realty Corp. Class A(ö)	24,403	2,780
		7,695	Corporate Office Properties Trust(ö)	76,398	2,231
			Cousins Properties, Inc. (ö)	420,815	3,893
Spain - 1.6%			CubeSmart(ö)	89,858	2,599
Aedas Homes SAU(Æ)(Þ)	36,100	1,324	CyrusOne, Inc. (ö)	25,971	1,546
Hispania Activos Inmobiliarios Socimi			DDR Corp. (ö)	59,319	532
SA(ö)	33,466	629	Digital Realty Trust, Inc. (ö)	58,263	6,636
Inmobiliaria Colonial Socimi SA(ö)	208,779	2,071	Douglas Emmett, Inc. (ö)	217,892	8,947
Merlin Properties Socimi SA(ö)	777,160	10,521	Duke Realty Corp. (ö)	136,041	3,702
		14,545	Empire State Realty Trust, Inc. Class
			A(ö)	269,263	5,528
Sweden - 1.0%			Equinix, Inc. (ö)	7,795	3,533
Atrium Ljungberg AB Class B	24,090	382	Equity LifeStyle Properties, Inc. Class
Castellum AB	169,077	2,852	A(ö)	112,002	9,971
Fastighets AB Balder Class B(Æ)	75,029	2,006	Equity Residential(ö)	181,625	11,582
Hufvudstaden AB Class A	155,780	2,492	Essex Property Trust, Inc. (ö)	44,273	10,686
Pandox AB	84,279	1,628	Extended Stay America, Inc.	199,626	3,793
		9,360	Extra Space Storage, Inc. (ö)	156,096	13,651
			Federal Realty Investment Trust(ö)	12,539	1,665
Switzerland - 0.3%			Forest City Realty Trust, Inc. Class A(ö)	52,711	1,271
PSP Swiss Property AG	28,599	2,710	GEO Group, Inc. (The)(ö)	40,799	963
			GGP, Inc. (ö)	816,132	19,090
United Kingdom - 8.3%			HCP, Inc. (ö)	143,859	3,752
Assura PLC(ö)	3,113,286	2,686	Healthcare Realty Trust, Inc. (ö)	156,924	5,040
Big Yellow Group PLC(ö)	105,332	1,237	Hilton Worldwide Holdings, Inc.	91,350	7,295
British Land Co. PLC (The)(ö)	1,311,293	12,235	Host Hotels & Resorts, Inc. (ö)	371,818	7,381
Capital & Counties Properties PLC	93	—	Hudson Pacific Properties, Inc. (ö)	81,168	2,780
Capital & Regional PLC(ö)	289,067	228	Invitation Homes, Inc. (ö)	231,793	5,463
Derwent London PLC(ö)	162,869	6,854	Iron Mountain, Inc. (ö)	24,633	929
Great Portland Estates PLC	1,057,765	9,827	JBG Smith Properties(ö)	74,962	2,603
Hammerson PLC(Ñ)(ö)	1,102,757	8,140	Kilroy Realty Corp. (ö)	105,398	7,868
Intu Properties PLC Class H(ö)	228,467	780	LaSalle Hotel Properties(ö)	157,822	4,430
Land Securities Group PLC(ö)	894,474	12,131	Life Storage, Inc. (ö)	53,859	4,797
LondonMetric Property PLC(ö)	810,202	2,033	Macerich Co. (The)(ö)	156,717	10,293
LXB Retail Properties PLC(Æ)(Å)	353,168	109	Mack-Cali Realty Corp. (ö)	102,523	2,210
PRS REIT PLC (The)(Æ)(ö)(Å)	602,462	860	MGM Growth Properties LLC Class A(Ñ)
Safestore Holdings PLC(ö)	247,275	1,667	(ö)	16,361	477
Segro PLC(ö)	901,533	7,141	Mid-America Apartment Communities,
St. Modwen Properties PLC	312,245	1,708	Inc. (ö)	16,066	1,615
Tritax Big Box REIT PLC(ö)	652,217	1,311	Omega Healthcare Investors, Inc. (Ñ)(ö)	79,201	2,181
UNITE Group PLC (The)(ö)	369,549	4,014	Paramount Group, Inc. (ö)	182,050	2,886
Warehouse REIT PLC(Æ)(ö)	189,837	268	Pebblebrook Hotel Trust(Ñ)(ö)	94,637	3,517
Workspace Group PLC(ö)	75,547	1,022	Pennsylvania Real Estate Investment
		74,251	Trust(Ñ)(ö)	42,077	500
			Prologis, Inc. (ö)	276,297	17,824
United States - 49.6%			Public Storage(ö)	33,907	7,086
Agree Realty Corp. (ö)	69,464	3,573

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 135

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2017

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Realty Income Corp. (ö)	154,056		8,785
	Regency Centers Corp. (ö)	103,270		7,144
	Retail Properties of America, Inc. Class
	A(ö)	265,017		3,562
	Rexford Industrial Realty, Inc. (ö)	230,682		6,727
	RLJ Lodging Trust(ö)	65,232		1,433
	Simon Property Group, Inc. (ö)	253,265		43,495
	SL Green Realty Corp. (ö)	113,978		11,504
	STORE Capital Corp. (ö)	150,194		3,911
	Sun Communities, Inc. (ö)	70,570		6,547
	Sunstone Hotel Investors, Inc. (ö)	446,760		7,385
	Switch, Inc. Class A(Ñ)	2,784		51
	Tanger Factory Outlet Centers, Inc. (Ñ)(ö)	57,763		1,532
	Taubman Centers, Inc. (ö)	57,895		3,788
	UDR, Inc. (ö)	261,194		10,060
	Urban Edge Properties(ö)	90,190		2,299
	Ventas, Inc. (ö)	144,963		8,699
	Vornado Realty Trust(ö)	218,809		17,106
	Washington Prime Group, Inc. (Ñ)(ö)	23,036		164
	Weingarten Realty Investors(ö)	184,583		6,067
	Welltower, Inc. (ö)	139,885		8,921
	Weyerhaeuser Co. (ö)	88,511		3,120
				446,298

	Total Common Stocks
	(cost $764,173)			877,810

Short	-Term Investments - 1.7%
	United States - 1.7%
	U. S. Cash Management Fund(@)	15,820,435	(8)	15,820
	Total Short-Term Investments
	(cost $15,821)			15,820

	Other Securities - 1.2%
	U. S. Cash Collateral Fund(×)(@)	10,495,504	(8)	10,496
	Total Other Securities
	(cost $10,496)			10,496

	Total Investments 100.5%
	(identified cost $790,490)			904,126

	Other Assets and Liabilities, Net
-	(0.5%)			(4,672)
	Net Assets - 100.0%			899,454

See accompanying notes which are an integral part of the financial statements.

136 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2017

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)
				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.4%
Entra ASA		01/06/15	NOK	48,575		8.74	425	722
Entra ASA		11/01/16	NOK	114,760		10.36	1,188	1,705
Entra ASA		11/18/16	NOK		9,106	11.84	108	135
LXB Retail Properties PLC		05/28/14	GBP	353,168		2.03	717	109
PRS REIT PLC (The)		05/31/17	GBP	571,559		1.37	783	816
PRS REIT PLC (The)		07/17/17	GBP	30,903		1.36	42	44
								3,531
For a description of restricted securities see note 7 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Value and
								Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Dow U. S. Real Estate Index Futures			314	USD	10,092	03/18		27
FTSE/EPRA Europe Index Future			108	EUR	2,413	03/18		50
Hang Seng Index Futures			8	HKD	11,979	01/18		13
MSCI Singapore IX ETS Index Futures			15	SGD	582	01/18		3
S&P/TSX 60 Index Futures			4	CAD	766	03/18		1
SPI 200 Index Futures			9	AUD	1,355	03/18		2
TOPIX Index Futures			11	JPY	199,869	03/18		15
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								111

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of America	USD		222	AUD	290	03/22/18		4
Bank of America	USD		430	AUD	572	03/22/18		16
Bank of America	USD		59	CAD	74	01/02/18		—
Bank of America	USD		148	CAD	190	03/22/18		4
Bank of America	USD		252	CAD	323	03/22/18		6
Bank of America	USD		550	EUR	460	03/22/18		5
Bank of America	USD	1,323		EUR	1,115	03/22/18		20
Bank of America	USD		371	HKD	2,900	03/22/18		—
Bank of America	USD		633	HKD	4,932	03/22/18		—
Bank of America	USD		160	JPY	17,990	03/22/18		—
Bank of America	USD		322	JPY	36,220	03/22/18		1
Bank of America	USD		667	JPY	74,794	03/22/18		(1)
Bank of America	USD		180	SGD	243	03/22/18		2
Bank of America	CAD		380	USD	296	03/22/18		(7)
Bank of America	EUR		240	USD	284	03/22/18		(5)
Bank of America	SGD		80	USD	59	03/22/18		(1)
Bank of America	SGD		80	USD	59	03/22/18		(1)
Bank of Montreal	USD		117	AUD	150	03/22/18		—
Bank of Montreal	USD		195	HKD	1,520	03/22/18		—
Bank of Montreal	USD		162	JPY	18,210	03/22/18		—
Brown Brothers Harriman	USD		151	CAD	190	03/22/18		—

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 137

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Brown Brothers Harriman		USD	53	HKD	417	01/03/18	—
Brown Brothers Harriman		AUD	150	USD	113	03/22/18	(4)
Brown Brothers Harriman		AUD	150	USD	115	03/22/18	(2)
Brown Brothers Harriman		EUR	56	USD	67	01/02/18	—
Brown Brothers Harriman		EUR	250	USD	297	03/22/18	(4)
Brown Brothers Harriman		HKD	1,430	USD	183	03/22/18	—
Brown Brothers Harriman		HKD	1,460	USD	187	03/22/18	—
Brown Brothers Harriman		JPY	11,400	USD	101	01/04/18	—
Brown Brothers Harriman		JPY	18,060	USD	160	03/22/18	(1)
Brown Brothers Harriman		JPY	36,170	USD	323	03/22/18	1
Brown Brothers Harriman		SEK	111	USD	14	01/02/18	—
Brown Brothers Harriman		SEK	158	USD	19	01/02/18	—
Brown Brothers Harriman		SEK	83	USD	10	01/03/18	—
Brown Brothers Harriman		SEK	230	USD	28	01/03/18	—
Commonwealth Bank of Australia		USD	430	AUD	572	03/22/18	16
Commonwealth Bank of Australia		USD	252	CAD	323	03/22/18	6
Commonwealth Bank of Australia		USD	1,324	EUR	1,115	03/22/18	20
Commonwealth Bank of Australia		USD	633	HKD	4,932	03/22/18	—
Commonwealth Bank of Australia		USD	668	JPY	74,794	03/22/18	(2)
Commonwealth Bank of Australia		USD	180	SGD	243	03/22/18	2
Merrill Lynch		HKD	5,056	USD	647	01/02/18	—
State Street		EUR	6	USD	7	01/02/18	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							75

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Australia	$—	$43,847		$—	$—	$43,847	4.9
Austria	—	4,078		—	—	4,078	0.5
Belgium	—	1,036		—	—	1,036	0.1
Brazil	—	1,281		—	—	1,281	0.1
Canada	21,390	—		—	—	21,390	2.4
Finland	—	580		—	—	580	0.1
France	6,608	26,922		—	—	33,530	3.7
Germany	—	26,458		—	—	26,458	2.9
Hong Kong	3,744	95,972		—	—	99,716	11.1
Ireland	—	3,036		—	—	3,036	0.3
Japan	—	79,105		—	—	79,105	8.8
Netherlands	3,875	2,457		—	—	6,332	0.7
Norway	—	2,562		—	—	2,562	0.3
Singapore	—	7,695		—	—	7,695	0.9
Spain	—	14,545		—	—	14,545	1.6
Sweden	—	9,360		—	—	9,360	1.0

See accompanying notes which are an integral part of the financial statements.

138 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Switzerland	—	2,710	—	—	2,710	0.3
United Kingdom	—	74,251	—	—	74,251	8.3
United States	446,298	—	—	—	446,298	49.6
Short-Term Investments	—	—	—	15,820	15,820	1.7
Other Securities	—	—	—	10,496	10,496	1.2
Total Investments	481,915	395,895	—	26,316	904,126	100.5
Other Assets and Liabilities, Net						(0.5)
						100.0

Other Financial Instruments
Assets
Futures Contracts	111	—	—	—	111	— *
Foreign Currency Exchange Contracts	—	103	—	—	103	— *
A
Liabilities
Foreign Currency Exchange Contracts	—	(28)	—	—	(28)	(—)*
Total Other Financial Instruments**	$111	$75	$—	$—	$186

*	Less than 0.05% of net assets.
**	Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	277,963
Healthcare	31,998
Industrial	50,447
Lodging/Resorts	40,875
Office	147,779
Residential	121,226
Retail	176,485
Self Storage	31,037
Short-Term Investments	15,820
Other Securities	10,496
Total Investments	904,126

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 139

Russell Investment Funds
Global Real Estate Securities Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$103
Variation margin on futures contracts*	111	—
Total	$111	$103

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$28
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,428	$—
Foreign currency exchange contracts	—	262
Total	$2,428	$262

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(321)	$—
Foreign currency exchange contracts	—	395
Total	$(321)	$395

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

140 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$10,146	$—	$10,146
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		103	—	103
Futures Contracts	Variation margin on futures contracts		13	—	13
Total Financial and Derivative Assets			10,262	—	10,262
Financial and Derivative Assets not subject to a netting agreement			(13)	—	(13)
Total Financial and Derivative Assets subject to a netting agreement			$10,249	$—	$10,249

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$58	$14	$—	$44
Barclays		4,191	—	4,191	—
Brown Brothers Harriman		1	1	—	—
Citigroup		798	—	798	—
Commonwealth Bank of Australia		44	2	—	42
Goldman Sachs		1,408	—	1,408	—
ING		55	—	55	—
JPMorgan Chase		434	—	434	—
Merrill Lynch		3,180	—	3,180	—
Morgan Stanley		80	—	80	—
Total		$10,249	$17	$10,146	$86

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 141

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$18	$ — $	18
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	28	—	28
Total Financial and Derivative Liabilities		46	—	46
Financial and Derivative Liabilities not subject to a netting agreement		(18)	—	(18)
Total Financial and Derivative Liabilities subject to a netting agreement		$28	$ — $	28

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$15	$14	$—	$1
Brown Brothers Harriman	11	1	—	10
Commonwealth Bank of Australia	2	2	—	—
Total	$28	$17	$—	$11

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

142 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$790,490
Investments, at fair value(*)(>)	904,126
Cash (restricted)(a)	1,670
Foreign currency holdings(^)	477
Unrealized appreciation on foreign currency exchange contracts	103
Receivables:
Dividends and interest	3,088
Dividends from affiliated funds	16
Investments sold	3,824
Fund shares sold	31
Foreign capital gains taxes recoverable	127
Variation margin on futures contracts	13
Total assets	913,475

Liabilities
Payables:
Investments purchased	2,452
Fund shares redeemed	228
Accrued fees to affiliates	644
Other accrued expenses	155
Variation margin on futures contracts	18
Unrealized depreciation on foreign currency exchange contracts	28
Payable upon return of securities loaned	10,496
Total liabilities	14,021

Net Assets	$899,454

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 143

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(17,487)
Accumulated net realized gain (loss)	(13,450)
Unrealized appreciation (depreciation) on:
Investments	113,636
Futures contracts	111
Foreign currency exchange contracts	75
Foreign currency-related transactions	11
Shares of beneficial interest	607
Additional paid-in capital	815,951
Net Assets	$899,454

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$14.81
Net assets	$899,453,751
Shares outstanding ($. 01 par value)	60,714,994
Amounts in thousands
(^) Foreign currency holdings - cost	$475
(*) Securities on loan included in investments	$10,146
(>) Investments in affiliates, U. S. Cash Management Fund and U. S. Cash Collateral Fund	$26,316

(a) Cash Collateral for Futures	$1,670
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

144 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Dividends	$26,222
Dividends from affiliated funds	217
Securities lending income (net)	16
Securities lending income from affiliated funds (net)	68
Less foreign taxes withheld	(1,059)
Total investment income	25,464

Expenses
Advisory fees	6,762
Administrative fees	423
Custodian fees	302
Transfer agent fees	37
Professional fees	92
Trustees’ fees	23
Printing fees	112
Miscellaneous	23
Total expenses	7,774
Net investment income (loss)	17,690

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26,340
Investments in affiliated funds	(3)
Futures contracts	2,428
Foreign currency exchange contracts	262
Foreign currency-related transactions	150
Net realized gain (loss)	29,177
Net change in unrealized appreciation (depreciation) on:
Investments	47,741
Investments in affiliated funds	(1)
Futures contracts	(321)
Foreign currency exchange contracts	395
Foreign currency-related transactions	73
Net change in unrealized appreciation (depreciation)	47,887
Net realized and unrealized gain (loss)	77,064
Net Increase (Decrease) in Net Assets from Operations	$94,754

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 145

Russell Investment Funds
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,690	$16,312
Net realized gain (loss)	29,177	28,621
Net change in unrealized appreciation (depreciation)	47,887	(20,700)
Net increase (decrease) in net assets from operations	94,754	24,233

Distributions
From net investment income	(31,188)	(29,925)
From net realized gain	(16,441)	(24,898)
From return of capital	—	(6,508)
Net decrease in net assets from distributions	(47,629)	(61,331)

Share Transactions*
Net increase (decrease) in net assets from share transactions	51,511	59,825
Total Net Increase (Decrease) in Net Assets	98,636	22,727

Net Assets
Beginning of period	800,818	778,091
End of period	$899,454	$800,818
Undistributed (overdistributed) net investment income included in net assets	$(17,487)	$(12,213)

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	2,324	$33,928	2,178	$31,955
Proceeds from reinvestment of distributions	3,266	47,629	4,337	61,331
Payments for shares redeemed	(2,058)	(30,046)	(2,221)	(33,461)
Total increase (decrease)	3,532	$51,511	4,294	$59,825

See accompanying notes which are an integral part of the financial statements.

146 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Funds
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(b)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
December 31, 2017	14.00	. 29	1.34	1.63	(. 54)	(. 28)	—
December 31, 2016	14.71	. 31	. 13	. 44	(. 57)	(. 46)	(. 12)
December 31, 2015	15.63	. 29	(. 25)	. 04	(. 25)	(. 71)	—
December 31, 2014	14.68	. 28	1.89	2.17	(. 52)	(. 70)	—
December 31, 2013	15.37	. 31	. 24	. 55	(. 63)	(. 61)	—

See accompanying notes which are an integral part of the financial statements.

148 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(d)	(000)	Gross	Net(b)	Net Assets(b)	Turnover Rate
(. 82)	14.81	11.80	899,454	. 92	. 92	2.09	84
(1.15)	14.00	3.02	800,818	. 94	. 94	2.06	91
(. 96)	14.71	. 25	778,091	. 93	. 93	1.86	64
(1.22)	15.63	14.75	777,376	. 95	. 95	1.76	64
(1.24)	14.68	3.70	658,413	. 93	. 93	1.97	72

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 149

Russell Investment Funds
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:

Advisory fees	$601,560
Administration fees	37,598
Transfer agent fees	3,308
Trustee fees	1,730
$644,196

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
U. S. Cash Collateral Fund	$931	$101,209	$91,644	$—		$—	$10,496	$68	$—
U. S. Cash Management Fund	26,925	191,168	202,269	(3)		(1)	15,820	217	—
	$27,856	$292,377	$293,913	$(3	) $	(1)	$26,316	$285	$—

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$831,143,738
Unrealized Appreciation	$80,726,105
Unrealized Depreciation	(7,653,910)
Net Unrealized Appreciation (Depreciation)	$73,072,195
Undistributed Ordinary Income	$9,619,392
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$196,320
Tax Composition of Distributions
Ordinary Income	$31,187,678
Long-Term Capital Gains	$16,441,237

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent book-tax differences.  Book-tax differences are primarily due to foreign currency gains and losses, reclassifications of dividends, differences in treatment of income from swaps, net operating losses, investments in partnerships, investments in passive foreign investment companies (PFICs), tax straddle transaction, use of tax equalization and foreign capital gains taxes.  These adjustments have no impact on the net assets. At
December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$8,224
Accumulated net realized gain (loss)	(8,224)
Additional paid-in capital	—

See accompanying notes which are an integral part of the financial statements.

150 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedule of Investments — December 31, 2017

Footnotes:
(Æ) Non-income-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security. See Note 7.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(Å) Illiquid and restricted security. See Note 7.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
(1) Weekly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind

Notes to Schedule of Investments 151

Russell Investment Funds

Notes to Schedule of Investments, continued — December 31, 2017

PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

152 Notes to Schedule of Investments

Russell Investment Funds

Notes to Schedule of Investments, continued — December 31, 2017

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedule of Investments 153

Russell Investment Funds

Notes to Financial Highlights — December 31, 2017

(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(e) Gross and Net Expense Ratios for the period ended December 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, the expense ratios would have been higher by the amount listed below.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
U. S. Strategic Equity Fund	0.01%
U. S. Small Cap Equity Fund	0.01%
International Developed Markets Fund	0.05%

See accompanying notes which are an integral part of the financial statements.

154 Notes to Financial Highlights

Russell Investment Funds

Notes to Financial Statements — December 31, 2017

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on five of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised

Notes to Financial Statements 155

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

156 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had
no transfers between Levels 1, 2, and 3 for the period ended December 31, 2017.

The Strategic Bond Fund had transfers from Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amount transferred was $81,871.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Notes to Financial Statements 157

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At December 31, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2014 through December 31,

158 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and mid-December	U. S. Strategic Equity, U. S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually	Mid-December	International Developed Markets Fund

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC ("RIM"), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Financial Statements 159

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Capital Gains Taxes
The International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The International Developed Markets, Strategic
Bond Fund and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2017. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss)
on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes

International Developed Markets Fund	$—	$3,956
Strategic Bond Fund	2,516	—

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds' investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of
Operations, for the period ended December 31, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

160 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended December 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

			Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
International Developed Markets Fund	$146,023,685	$99,879,057	$137,597,644	$224,739,400
Strategic Bond Fund	218,330,428	237,417,308	254,898,594	219,343,155
Global Real Estate Securities Fund	25,030,348	13,056,783	18,033,177	12,469,562
			Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
International Developed Markets Fund	$146,186,436	$99,852,328	$136,592,041	$225,435,407
Strategic Bond Fund	219,014,319	237,813,389	254,639,578	219,720,412
Global Real Estate Securities Fund	25,197,157	13,032,856	17,826,768	12,523,159

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Notes to Financial Statements 161

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended December 31, 2017, the Strategic Bond Fund purchased or sold options primarily for return enhancement and hedging.

The Strategic Bond Fund’s options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.

		Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Strategic Bond Fund	$74,724,000	$69,632,938	$92,421,063	$83,138,438

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended December 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
U. S. Strategic Equity Fund	$16,640,480	$3,268,215	$14,719,185	$18,464,400
U. S. Small Cap Equity Fund	6,991,220	2,545,740	447,870	8,297,100
International Developed Markets Fund	86,596,653	80,680,411	94,099,980	102,474,442
Strategic Bond Fund	386,456,924	623,467,704	600,878,343	659,401,468
Global Real Estate Securities Fund	17,933,563	18,574,517	21,408,328	18,395,434
Swap Agreements

Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of

162 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation

Notes to Financial Statements 163

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended December 31, 2017, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

164 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Strategic Bond Fund	$1,955,100	$5,800,000	$6,180,000	$4,710,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended December 31, 2017, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Strategic Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.

		Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Strategic Bond Fund	$26,329,868	$24,182,304	$28,446,687	$14,656,981

Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended December 31, 2017, the Strategic Bond Fund entered into total return swaps primarily for exposing cash to markets.

The Strategic Bond Fund’s total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

		Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Strategic Bond Fund	$48,659,119	$ —	$ —	$ —

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended December 31, 2017, the Funds did not enter into currency swap agreements.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements,

Notes to Financial Statements 165

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of December 31, 2017, the Strategic Bond
Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

166 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days. There were no repurchase agreements held at year end.

Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Notes to Financial Statements 167

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

168 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of December 31, 2017, the Strategic Bond Fund had $747,000 cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is

Notes to Financial Statements 169

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended December 31, 2017, purchases and sales of investment securities (excluding U.S. Government and
Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U. S. Strategic Equity Fund	$353,184,104	$417,812,599
U. S. Small Cap Equity Fund	312,943,486	326,479,226
International Developed Markets Fund	431,400,294	434,093,620
Strategic Bond Fund	402,968,491	323,415,542
Global Real Estate Securities Fund	732,072,277	693,470,833

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Strategic Bond Fund	$945,363,800	$831,735,882

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of December 31, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least

170 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017 equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2017, the Funds had invested $137,691,429 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $21,824,502 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.

	Annual Rate
Funds	Adviser (%)	Administrator (%)
U. S. Strategic Equity Fund	0.73	Up to 0.05
U. S. Small Cap Equity Fund	0.90	Up to 0.05
International Developed Markets Fund	0.90	Up to 0.05
Strategic Bond Fund	0.55	Up to 0.05
Global Real Estate Securities Fund	0.80	Up to 0.05

The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2017:

	Advisory	Administrative
U. S. Strategic Equity Fund	$3,372,251	$230,976
U. S. Small Cap Equity Fund	2,193,971	121,888
International Developed Markets Fund	3,557,642	197,646
Strategic Bond Fund	4,804,404	436,764
Global Real Estate Securities Fund	6,762,068	422,630

RIM has agreed to certain waivers of its advisory fees as follows:

For the Strategic Bond Fund, RIM contractually agreed, until April 30, 2017, to waive 0.02% of its 0.55% advisory fee. The total amount of the waiver for the period ended December 31, 2017 was $55,837.There were no reimbursements during the period.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2017 were as follows:

Notes to Financial Statements 171

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Amount
U. S. Strategic Equity Fund	$20,326
U. S. Small Cap Equity Fund	10,726
International Developed Markets Fund	17,393
Strategic Bond Fund	38,435
Global Real Estate Securities Fund	37,191

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers, or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended December 31, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act as follows (amount in thousands):

	Purchases	Sales
International Developed Markets Fund	$-	$265,385

Board of Trustees
The Russell Investments Fund Complex consists of Russell Investment Company ("RIC"), which has 34 funds and RIF, which has
9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended December 31, 2017, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,394,250.
5. Federal Income Taxes
At December 31, 2017, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

				No Expiration
Funds	12/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Strategic Bond Fund	$—	$—	$—	$4,638,689	$2,747,409	$7,386,098

172 Notes to Financial Statements

Russell Investment Funds

Notes to Financial Statements, continued — December 31, 2017

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
6. Record Ownership
At December 31, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
U. S. Strategic Equity Fund	2	85.9
U. S. Small Cap Equity Fund	3	80.8
International Developed Markets Fund	2	71.0
Strategic Bond Fund	1	69.9
Global Real Estate Securities Fund	2	91.8

7. Illiquid and Restricted Securities
No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days'
duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act; (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section
4(a)(2) of the Securities Act; (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United
States government or its agencies and instrumentalities; (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations; and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days.

A restricted security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

See each Fund’s Schedule of Investments for a list of securities that have been footnoted as an illiquid security, a restricted security or as an illiquid and restricted security.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended December 31, 2017, there were no unfunded loan commitments held by the Fund.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 173

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic
Equity Fund (formerly Multi-Style Equity Fund), U.S. Small Cap Equity Fund (formerly Aggressive Equity Fund), International
Developed Markets Fund (formerly Non-U.S. Fund), Strategic Bond Fund (formerly Core Bond Fund) and Global Real Estate
Securities Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of
December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31,
2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

174 Report of Independent Registered Public Accounting Firm

Russell Investment Funds

Tax Information — December 31, 2017 (Unaudited)

For the tax year ended December 31, 2017, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2018 will show the tax status of all distributions paid to your account in calendar year 2017.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

U. S. Strategic Equity	35.7%
U. S. Small Cap Equity	18.6%
International Developed Markets	0.0%
Strategic Bond	0.0%
Global Real Estate Securities	0.0%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2017:

U. S. Strategic Equity	$29,150,493
U. S. Small Cap Equity	$11,571,044
International Developed Markets	$14,485,707
Strategic Bond	$—
Global Real Estate Securities	$16,441,237

The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31, 2017.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:

		Foreign		Foreign
		Taxes		Source
	Foreign	Paid	Foreign Source	Income Per
Fund Name	Taxes Paid	Per Share	Income	Share

International Developed Markets	$819,920	$0.0247	$10,757,448	$0.3236

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information 175

Russell Investment Funds

Affiliated Brokerage Transactions — December 31, 2017 (Unaudited)

As discussed in the Note 4 in the Notes to Financial Statements contained in this annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund’s overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager, or (v) to execute foreign currency transactions on behalf of the Funds. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended December 31, 2017 were as follows:

Affiliated Broker	Fund Name	2017
RIIS
	U. S. Strategic Equity Fund	$6,900
	U. S. Small Cap Equity Fund	48,077
	International Developed Markets Fund	121,387
	Strategic Bond Fund	—
	Global Real Estate Securities Fund	62,182

176 Affiliated Brokerage Transactions

Russell Investment Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Money Manager Contracts
The Board received the following proposals from RIM: (i) at a meeting held on August 29, 2017, to approve a new portfolio management contract for an existing Money Manager of the U.S. Strategic Equity Fund and the International Developed Markets Fund, and at
that same meeting to approve new portfolio management contracts for the Strategic Bond Fund resulting from a change of control for two of the Fund’s Money Managers; and (ii) at a meeting held on December 5, 2017, to effect Money Manager changes for the U.S.
Small Cap Equity Fund and International Developed Markets Fund. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the
Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the
Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the
Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments
Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their December 2015 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Basis for Approval of Investment Advisory Contracts 177

Russell Investment Funds

Shareholder Requests for Additional Information — December 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

178 Shareholder Requests for Additional Information

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers — December 31, 2017
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of
PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	43	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Director, RIM.
		until successor	• From 2015-2016, Head of
		is chosen and	Intermediary Distribution and
		qualified by	President of Pioneer Funds
		Trustees	Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	43	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 179

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director,	43	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Avista Corp (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director		Director,
18th Floor, Seattle, WA		qualified	and Chairman of the Audit		Avista Corp
98101		Approved	Committee, Avista Corp (electric		(electric
		annually	utilities)		utilities)
			• Regent, University of Washington		• Until May
			• President, Kristianne Gates		2017,
			Blake, P. S. (accounting services)		Director,
			• Until June 30, 2014, Director,		Avista Corp
			Ecova (total energy and		(electric
			sustainability management)		utilities)
			• Until December 31, 2013, Trustee		• Until June
			and Chairman of the Operations		30, 2014,
			Committee, Principal Investors		Director,
			Funds and Principal Variable		Ecova (total
			Contracts Funds (investment		energy and
			company)		sustainability
management)
• Until
December 31,
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

180 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	43	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Select Sector SPDR Funds		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	(investment company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	43	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior		2015, Trustee,
1301 Second Avenue,		duly elected and	Vice President and Chief		Russell
18th Floor, Seattle, WA		qualified	Financial Officer, Waddell &		Exchange
98101			Reed Financial, Inc. (investment		Traded Funds
			company)		Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	43	Until October
Born December 3, 1951		successor is	• January 2011 through March		2015, Trustee,
1301 Second Avenue		duly elected and	2013, President Emerita, Laird		Russell
18th Floor, Seattle, WA		qualified	Norton Wealth Management		Exchange
98101			(investment company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 181

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	43	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the		Russell
18th Floor, Seattle, WA	and Governance	qualified	Board, Simpson Investment		Exchange
98101	Committee since	Appointed until	Company (paper and forest		Traded Funds
	2007	successor is	products)		Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	43	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	43	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

182 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U. S. One Inc.

Disclosure of Information about Fund Trustees and Officers 183

Russell Investment Funds

Adviser, Money Managers and Service Providers — December 31, 2017

Interested Trustee
Mark Spina	Independent Registered Public Accounting Firm
Independent Trustees	PricewaterhouseCoopers LLP
Thaddas L. Alston	1420 5th Avenue, Suite 2800
Kristianne Blake	Seattle, WA 98101
Cheryl Burgermeister	Money Managers
Daniel P. Connealy
Katherine W. Krysty	U. S. Strategic Equity Fund
Raymond P. Tennison, Jr.	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Jack R. Thompson	Jacobs Levy Equity Management, Inc. , Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Trustee Emeritus	Suffolk Capital Management, LLC, New York, NY
George F. Russell, Jr.	William Blair Investment Management, LLC, Chicago, IL
Officers	U. S. Small Cap Equity Fund
Mark Spina, President and Chief Executive Officer	Ancora Advisors, LLC, Cleveland, OH
Mark E. Swanson, Treasurer, Chief Accounting Officer and	Copeland Capital Management, LLC, Conshohocken, PA
Chief Financial Officer	DePrince, Race & Zollo, Inc. , Winter Park, FL
Cheryl Wichers, Chief Compliance Officer	Falcon Point Capital, LLC, San Francisco, CA
Jeffrey T. Hussey, Chief Investment Officer	Penn Capital Management Company, Inc. , Philadelphia, PA
Mary Beth R. Albaneze, Secretary	Snow Capital Management L. P. , Sewickley, PA
Adviser	Timpani Capital Management LLC, Milwaukee, WI
Russell Investment Management, LLC	International Developed Markets Fund
1301 Second Avenue	GQG Partners LLC, Fort Lauderdale, FL
Seattle, WA 98101	Janus Capital Management LLC, Denver, CO and
Administrator, Transfer and Dividend Disbursing	Perkins Investment Management LLC, Chicago, IL
Agent	Numeric Investors LLC, Boston, MA
Russell Investments Fund Services, LLC	Pzena Investment Management, LLC, New York, NY
1301 Second Avenue	Wellington Management LLP, Boston, MA
Seattle, WA 98101	Strategic Bond Fund
Custodian	Colchester Global Investors Limited, London, England
State Street Bank and Trust Company	Logan Circle Partners, L. P. , Philadelphia, PA
1 Heritage Drive	Pareto Investment Management Limited, London, United
North Quincy, MA 02171	Kingdom
Schroder Investment Management North America Inc. , New
Office of Shareholder Inquiries	York, NY
1301 Second Avenue	Scout Investments, Inc. , Kansas City, MO
Seattle, WA 98101	Western Asset Management Company, Pasadena, CA and
(800) 787-7354	Western Asset Management Company Limited, London,
Legal Counsel	United Kingdom
Dechert LLP	Global Real Estate Securities Fund
One International Place, 40th Floor	Cohen & Steers Capital Management, Inc. , New York, NY,
100 Oliver Street	Cohen & Steers UK Limited, London, United Kingdom and
Boston, MA 02110	Cohen & Steers Asia Limited, Hong Kong, China
Distributor	Morgan Stanley Investment Management Inc. , New York, NY,
Russell Investments Financial Services, LLC	Morgan Stanley Investment Management Limited, New
1301 Second Avenue	York, NY and Morgan Stanley Investment Management
Seattle, WA 98101	Company, New York, NY
RREEF America L. L. C. , Chicago, IL, Deutsche Alternatives
Asset Management (Global) Limited operating under the
brand name Deutsch Asset Management London, United
Kingdom

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

184 Adviser, Money Managers and Service Providers

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495

Russell Investments

2017 ANNUAL REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

DECEMBER 31, 2017

FUND

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Annual Report

December 31, 2017

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2018. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operation under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders

Fellow Investors,

Being an investor isn’t always easy. A long-term view, consistency and commitment can be vitally important to wealth creation. Daily headlines and speculation move markets on a short-term basis. While seemingly amplified today, this type of noise has been, and always will be, present. Consequently, it remains critical to have a thoughtful financial plan, realistic goals and timelines, and regular check-ins with your financial advisor.

That said, the past 12 months ending December 31, 2017 have arguably been a relatively tame period in which to be a patient and resolute investor. We don’t get to say that often so please consider some of these facts:

• All major asset classes were positive from January 1, 2017 to December 31, 2017. Global equity markets were up double digits, fixed income shareholders were rewarded with price appreciation across the spectrum, and diversifying real assets contributed, too.

• Volatility, as measured by the CBOE VIX, has been very low relative to historical averages. The calendar year-to-
date as of December 31 has seen the fewest number of 1% daily moves in the S&P500® Index in 30 years.

• Global growth has been steady.

At Russell Investments, we expect a return of market volatility to levels more consistent with historical norms. After all, the current U.S. stock market rally became the second longest and third strongest on record since 1936 on December 31,
2017. This has led U.S. stocks to become more fully valued. The Cyclically Adjusted Price to Earnings Ratio (CAPE)
stood at 33.2 as of December 2017, putting the U.S. stock market among the most expensive markets since this data started being tracked in 1926. As the saying goes, “History doesn’t repeat itself, but often it does rhyme.” In past periods of expensive U.S. equity markets, prices had very little upward potential left—low single digit returns. The
Federal Reserve has begun the process of raising interest rates and unwinding its balance sheet—reversing the years of accommodative monetary policy instituted in response to the Global Financial Crisis. Even though fixed income markets have remained resilient so far, the simple math of fixed income suggests that bond prices will come under pressure as yields continue to rise.

Of course, it’s important to remember that markets and geopolitical events will test investors’ resolve every single year.
The past 12 months’ uncertainty surrounding important elections in France, the United Kingdom, South Korea, and mounting geopolitical tensions between North Korea and the U.S. were no exception. Exceptional investors, however, are those who look past the short-term uncertainties and have the commitment to stick with their long-term plan.

In this type of environment, we believe that investors who work with a trusted financial advisor to develop—and stick with—a financial plan, realistic goals and timelines, will be most resilient. In addition, although diversification can’t guarantee a profit or avoid losses, experience suggests that globally-diversified multi-asset portfolios further help investors stay the course when markets get choppy. The following pages provide additional insights on the markets and the performance of Russell Investments Funds (RIF) for the fiscal year ending December 31, 2017.

Russell Investments has an extensive, proud heritage of providing multi-asset solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already there or building a college fund. Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve financial security.

President and Chief Executive Officer, Russell Investment Funds

1 Represented by Russell 1000® Index up 21.69%, MSCI EAFE Index up 25.03%, MSCI Emerging Markets Index up 37.28% (as of 12/31/2017)

2 Represented by Bloomberg Barclays U.S. Aggregate Bond Index up 3.54%, ICE BofA Merill Lynch Global High Yield Index up 10.20%, Bloomberg
Barclays 1-10 Year Municipal Blend Index up 3.49% (as of 12/31/2017)

3 Represented by Bloomberg Commodity Index up 1.70%, S&P Global Infrastructure Index up 19.07%, FTSE EPRA/NAREIT Developed Index up
10.36%(as of 12/31/2017)

To Our Shareholders 3

Russell Investment Funds

Market Summary as of December 31, 2017 (Unaudited)

U.S. Equity Markets
Broadly measured by the Russell 3000® Index, U.S. stocks returned 21.13% for the one-year period, which is the ninth straight fiscal year ending December 31st that the Russell 3000® Index has finished with a positive absolute return. The
Russell 3000® Index finished with a positive absolute return in each of the fiscal year’s twelve months.

Within U.S. large capitalization stocks, factors that were rewarded during the fiscal year included high beta (beta is a measure of a stock’s sensitivity to the direction of the market), high historical earnings growth, and the largest capitalization stocks. Factors that trailed the market included high dividend yield, low price-to-book ratios, and high earnings variability.
Additionally, dynamic stocks outperformed defensive stocks and growth stocks outperformed value stocks across all market capitalization tiers excluding mid cap. From a sector perspective, information technology, materials, and consumer discretionary outperformed the Russell 1000® Index by 16.83%, 2.02%, and 1.69%, respectively. Sectors that failed to find traction during the one-year period were energy, telecommunication services, and real estate, trailing by 23.25%, 23.20%, and 11.76%, respectively.

The U.S. large cap equity market started off 2017 very strong with the Russell 3000® Index gaining 5.74% from January through March. The Fed raised its benchmark interest rate by another 25 basis points in March on the back of positive economic data. However, the interest rate hike was accompanied by dovish language from the Fed which put into question how many additional rate hikes there might be in 2017. Additionally, the post-Trump risk rally lost some steam in the latter stages of the period after the new health care bill failed to repeal and replace Obama Care. Retail sales slowed down in February, however inflation ticked upward to 2.7% year-over-year. In addition, the February non-farm payrolls figure beat expectations yet again and pushed the unemployment rate down to 4.7%. The U.S. GDP growth rate was also revised slightly higher to 2.1% for the fourth quarter of 2016.

The Russell 3000® Index increased 3.02% from April through June. While U.S. economic data came in slightly softer than expected over the period, it was enough for the Fed to raise its short-term interest rate in June. Over the period, oil prices trended lower and the U.S. dollar was weak compared to most major currencies. Retail sales slowed down in
May, while inflation also slipped lower to 1.9%, moderately under the Fed’s 2.0% target rate. Meanwhile, May non-farm payrolls grew less then consensus and the unemployment rate fell to 4.3%. Additionally, the U.S. economy expanded faster than  initially  reported during the first quarter (1.4% quarter-over-quarter), following an upward revision to secondary estimates of 1.2%. The Fed raised short-term interest rates by a further 25 basis points to 1.25% as widely expected and maintained its forecast for one more rate hike in 2017. Fed Chair Janet Yellen also added that the bank would start unwinding its $4.5 trillion balance sheet later in the year by reducing reinvestment of maturing bonds.

The Russell 3000® Index climbed 4.57% from July through September. U.S. political uncertainty, escalating geopolitical tension in the Korean peninsula and tropical hurricanes rattled investors. However, a strengthening economic backdrop influenced a risk-on market environment which also contributed to the Fed developing a slightly more hawkish outlook.
Over the period, commodity prices stabilized while a sluggish U.S. dollar lifted a basket of global currencies. In the U.S., the latest non-farm payrolls figure continued to point towards a healthy jobs market, although the unemployment rate ticked higher to 4.4%. Retail sales slowed to 3.2% year-over-year, but inflation edged higher to 1.9% year-over-year, still under the Fed’s 2.0% target rate. However, the second quarter U.S. economic growth rate was finalized at a strong 3.1%
quarter-over-quarter. Toward the end of the quarter, initial details were released on a potential tax reform plan which was viewed favorably by market participants.

The Russell 3000® Index continued its upward trend ending the October through December time period up 6.34%.
Investors gravitated toward larger market capitalization growth stocks which outpaced most other groups as the third quarter reporting season surprised to the upside in terms of earnings growth, sales growth, and profit margins. In the beginning of December, the Fed raised short-term interest rates by a further 25 basis points to 1.50% as widely expected and maintained its forecast of three additional rate hikes in 2018. Toward the end of the December, the approval of the much-anticipated tax package also added to the positive sentiment within equity markets. Additionally, incentives to

4 Market Summary

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

invest and repatriate overseas profits included in the broader tax legislation were viewed as allowing U.S. companies to more easily pursue growth strategies.

Non-U.S. Developed Equity Markets
For the fiscal year ended December 31, 2017, developed non-U.S. equity markets, as measured by the Russell Developed
ex-U.S. Large Cap® Index (the “Index”), were up 25.46%. Key drivers of market performance were the U.S. presidential election, improving global growth, especially in emerging markets and the Eurozone, increases in government bond yields and the Trump administration’s tax reform bill.

Amid the improving global growth outlook, momentum, growth and quality factors had the strongest outperformance during the fiscal year followed by a modest outperformance of value factor as investors chased cheaper, cyclical stocks and stocks with high earnings expectations. Sectors with high growth expectations such as technology, industrials and materials were rewarded during the period while the more defensive sectors such as consumer staples, utilities and health care suffered.
Energy stocks also underperformed as commodity prices continued to face pressure from excess supply.

In the first quarter of the fiscal year, the Fed met expectations and raised its benchmark rate by another 25 basis points in light of further positive economic data, following a similar rate increase in December 2016. Additionally, a post-Trump risk rally lost some steam in the latter stages of the period, after President Trump lost support from his own Republican party for his health care bill. In Europe, UK Prime Minister Theresa May triggered Article 50 to officially start “Brexit” negotiations, while investors held caution over electoral developments in the Netherlands, France and Germany. Over the period, oil prices trended lower while a weaker U.S. dollar lifted emerging market currencies. While markets ground higher during this period, investor sentiment became more cautionary, avoiding areas like energy and materials.

In the second quarter of the fiscal year, U.S. economic data came in slightly softer than expected. However, it was enough for the Fed to raise its benchmark rate for the second time in 2017. In Europe, Emmanuel Macron became France’s new
President while the general election in the UK resulted in a challenging “hung Parliament”. Over the period, oil prices continued their trend lower along with a weakening U.S. dollar against a basket of currencies. The easing political tension in Europe rewarded the value factor and financial companies in particular.

In the third quarter of the fiscal year, U.S. federal political dysfunction, escalating geopolitical tension in the Korean peninsula and tropical hurricanes rattled investors. However, a strengthening economic backdrop engendered a risk-on market environment, and informed developed central banks who became more comfortable with a more hawkish outlook.
Over the period, commodity prices stabilized, rewarding energy stocks. The technology sector continued a strong run as evidence of disruption in traditional sectors such as retail drove investor sentiment.

In the fourth quarter of the fiscal year, U.S. President Donald Trump experienced his first major legislative victory with a tax reform deal. Furthermore, strong economic growth in the third quarter paved the way for the Fed to raise its key interest rate for a third time in December from 1.25% to 1.50%. A combination of strong economic growth and positive expectations from tax reform led the U.S. markets higher during the quarter. Across the Atlantic, British Prime Minister
Theresa May struck a last-minute deal with the EU to move Brexit talks forward and in November the Bank of England also raised interest rates for the first time in a decade whilst inflation hit 3.1%. Europe ex-UK and the UK were the biggest underperformers during the quarter.

Emerging markets and Asia ex-Japan were the stand out non-U.S. markets over the fiscal year, as improving economic fundamentals along with a weaker U.S. dollar were tailwinds. Conversely, the UK, Europe ex-UK and Canada were the biggest laggards.

Market Summary 5

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

Emerging Markets
The Russell Emerging Markets® Index, as measured in U.S. dollar terms (the “Index”), gained 36.3% over the fiscal year ended December 31, 2017. The asset class remained buoyant in a period where global growth forecasts were upgraded and inflation remained low. Many emerging countries started to see green shoots as they rebounded from their cyclical lows, benefiting from lower interest rates and improving economic growth. The U.S. dollar weakened against most emerging market currencies, despite increasing U.S. interest rates. The U.S. Federal Reserve’s approach was more dovish than expected by the market which benefited emerging market currencies.

The Index surged 11.7% in the first quarter of 2017, outperforming developed markets as investor appetite for perceived riskier investments returned. India (19.3%) was the strongest-performing country as Prime Minister Modi’s Party won key state elections, with the victories demonstrating strong domestic support for Modi’s free-market reform programs.
Mexico (16.4%) rebounded where the peso was among the best-performing currencies against the U.S. dollar as the Trump administration softened its rhetoric towards the country. South Africa (4.4%) underperformed as speculation surrounding the independence of the Treasury following the removal of respected finance minister Pravin Gordhan and replacement of nine other cabinet ministers by President Zuma weighed on sentiment and the value of the rand. After its 2016 rally, Russia
(-2.5%) returned some of its strong performance as hopes of potentially warmer relations and easing of sanctions with the
U.S. following Trump’s election victory partially dissipated.

The Index continued its 2017 rally in the second quarter with a 5.6% climb as sentiment towards the asset class remained buoyant. A weaker U.S. dollar was a further tailwind, although it was another negative and volatile period for the price of oil. Emerging Europe (ex-Russia) was the best performing region in emerging markets, following the market-friendly
French Presidential election result. This included Hungary (18.9%), Poland (13.5%) and the Czech Republic (13.1%).
Greece was the strongest-performing country after a 31.9% surge. This came as a deal with its creditors on economic reforms was agreed after protracted negotiations, which enabled the release of the next bailout tranche. Asian countries also outperformed over the period. Both India (3.3%) and South Africa (2.6%) lagged the overall benchmark return. In
India, first quarter GDP growth was the weakest in two years at 6.1% year-over-year, as the full impact of Prime Minister
Modi’s demonetisation policy began to come through. The government withdrew the 500 and 1000 rupee notes overnight to crack down on the black market. South Africa underperformed in a period where President Zuma survived his ANC party vote of no confidence. Natural resource and energy-driven markets were the weakest performing for the quarter as these sectors underperformed the market, particularly Russia (-9.7%) and Brazil (-6.7%).

The Index increased 7.4% in the third quarter of 2017. Sentiment towards the asset class remained buoyant amid a tepid global inflation environment. A weaker U.S. dollar and stable oil prices underpinned investor confidence. However, the market edged lower in September amid a more hawkish outlook from the U.S. Federal Reserve and increased geopolitical tensions within the Korean peninsula. Brazil (23.5%) rebounded from a weak second quarter driven by the improved political environment where congress’ lower house voted down corruption charges against President Temer to keep him in power. China (13.7%) outperformed, driven by Internet stocks, the strongest-performing sector. Russia climbed 15.5% in a strong period for the energy sector. Elsewhere, Eastern European countries continued their healthy 2017 performance, including the Czech Republic (11.3%), Hungary (9.7%) and Poland (8.8%) on robust macro numbers. South Korea (1.6%)
was hampered by heightened political tensions between North Korea and the U.S. Mexico (0.8%) underperformed as
NAFTA renegotiations remained strained. The country was also hit by a series of earthquakes which weighed on investor confidence. Overall, Greece was the worst-performing country ahead of November’s bailout review with its creditors. The market slipped 8.8% as banking stocks slumped on possible new European Central Bank and International Monetary Fund
stress tests.

The Index increased 7.7% in the final quarter of 2017. South Africa was the standout performer over the period, as the market surged 21.4% in reaction to political developments. The South African rand strengthened over the period, boosted by Moody’s maintaining the country’s Baa3 investment-grade rating. India also surged (13.8%) as the government

6 Market Summary

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

announced plans to inject $32 billion into state controlled banks. In Korea (13.1%), the government announced plans to increase spending and raise the minimum wage, which helped to increase consumer confidence to its highest level since
2010. The market was further buoyed by news that South Korea and China agreed to normalize relations following an earlier fallout over the installation of the U.S. anti-missile system in South Korea. Greece (10.6%) recovered from a weak third quarter, as the government agreed to additional reforms in the latest bailout review with its creditors, which allowed the release of the next tranche of funds. Mexico (-8.4%) was the worst-performing country, as it continued to suffer from peso weakness driven by strained discussions on the future of the North American Free Trade Agreement. Brazil (-2.4%)
suffered from weakness in the real. Investors appeared disappointed that the much-anticipated pension reform bill was watered down and delayed until February 2018.

U.S./Global Fixed Income Markets
The fiscal year ended December 31, 2017 was characterized by a risk on rally that saw both U.S. and European credit spreads tighten, global growth improve and conducive monetary policies from central banks. Overall, this proved positive for fixed income sectors around the globe. The U.S. yield curve saw interest rates rise for the fiscal year with the short end of the curve rising 88 basis points on a 3-month treasury bill, while the 10-year treasury bond interest rate was flat. The
German Bund saw a parallel shift upwards in interest rates during 2017 and the British Gilt saw interest rates rise on the short end of the curve and fall on the longer end. The U.S. experienced the largest interest rate moves as the U.S. Federal
Reserve (the “Fed”) raised interest rates three times during the year. Europe had historically low interest rates during the fiscal year as the European Central Bank (“ECB”) kept rates low and continued with their quantitative easing program, although it was cut in half to 30 billion euros per month in October. Corporate and high yield spreads grinded tighter on the back of strong demand and the positive global growth backdrop. A key indicator of global fixed income performance, the Bloomberg Barclays Global Aggregate Bond Index, returned 7.39% for the fiscal year, in U.S. dollar-hedged terms. The index had a strong year due to increasing demand, monetary policy remaining accommodative, and the lack of geopolitical fears being realized.

The Bloomberg Barclays Pan-European Aggregate Bond Index returned 14.21% during the period in U.S. dollar-hedged terms, but most of that return was due to the euro appreciating 14.15% against the U.S. dollar. The U.S., in comparison, returned 3.54% during the fiscal year as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. In Europe,
treasuries underperformed the aggregate while financials in the corporate sector was a leading segment. In the U.S., the corporate market performed strongly led by lower quality bonds and strong demand from oversees. The U.S. dollar depreciated against most European currencies, due to improving growth across Europe and the victory of political candidates that support the European Union.

In the U.S., economic data remained broadly positive, with solid nonfarm payroll gains and a steady decline in the unemployment rate to decade lows of 4.1%. Gross domestic product (“GDP”) growth had readings over 3.0% for both the second and third quarter 2017, after it had dipped below 1.5% in the first quarter of 2017. The Consumer Price Index
(“CPI”) started the fiscal year strong at above 2.0% and was a contributing factor as the Fed raised rates, but as the CPI fell during the year below the Fed’s long-term target of 2.0%, it becomes the Fed’s largest concern.

In Europe, the concerns about a “hard Brexit” diminished over the period, while most of Europe welcomed Emmanuel
Macron’s victory in the French presidential elections. The Bloomberg Barclays Euro Aggregate Corporate Index returned
3.5% over equivalent duration government bonds during the period as financials improved and GDP rose from 1.4% to
2.3% during the fiscal year. The European banking sector had a setback in 2nd quarter 2017 as three banks declared bankruptcy.

Emerging markets were one of the strongest sectors in 2017 as the U.S. dollar depreciated, global growth was above-
trend and major central bank monetary policy settings were accommodative. Emerging market (“EM”) debt outperformed developed markets (the Bloomberg Barclays EM Hard Currency Aggregate Bond Index returned 9.61%) as there was

Market Summary 7

Russell Investment Funds

Market Summary as of December 31, 2017, continued — (Unaudited)

high demand for yield. Local currency EM bonds (those issued in the issuing country’s own currency) were extremely strong (the Bloomberg Barclays EM Local Currency Government Bond Index returned 14.27%) due to the depreciation of the U.S. dollar versus a basket of emerging market currencies. The Czech koruna and Polish zloty both appreciated over
20% during the year as the koruna was unpegged from the euro and the zloty appreciated on the back of the strong Polish economy and the appreciation in the euro.

Strong global corporate new issuance volumes continued in the fiscal year along with seemingly endless demand from overseas buyers. Overall, corporate credit was up globally (the Bloomberg Barclays Global Aggregate Corporate Bond
Index returned 9.09%), with particularly strong performance out of the utilities sector of the market. The best performers in the index were lower quality issues (BBB cohorts and below), longer maturities (7+ years) and higher beta countries
(Austria and Italy).

High yield corporate credit was among the best-performing segments of the global market (the Bloomberg Barclays Global
High Yield Bond Index returned 10.43%). High yield spreads tightened over the fiscal year due to the strong global economy and investors searching for the slightest advantage in yields. The interest coverage ratio improved over the year while the default rate for high yield securities fell, which were both positive factors.

8 Market Summary

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Moderate Strategy Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	9.88%		1 Year	3.54%
5 Years	5.44	%§	5 Years	2.10	%§
10 Years	4.81	%§	10 Years	4.01	%§

			Russell 1000® Index***
				Total
				Return
			1 Year	21.69%
			5 Years	15.71	%§
			10 Years	8.59	%§

Moderate Strategy Fund 9

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Moderate Strategy Fund (the “Fund”) is a fund of funds that	Within equities, overall global equity markets posted very strong
invests principally in other Russell Investment Funds (“RIF”)	returns, as the Russell Developed Large Cap® Index (Net) gained
and Russell Investment Company (“RIC”) mutual funds (the	22.39%. Emerging markets were one of the top performing
“Underlying Funds”) . The Underlying Funds employ a multi-	segments of global equity markets over the period. The Fund’s
manager approach whereby portions of the Underlying Funds	strategic exposure to emerging markets proved beneficial over
are allocated to different money manager strategies. Underlying	the period as they rallied, boosted by lower interest rates and
Fund assets not allocated to money managers are managed by	improving economic growth. By contrast, non-U. S. developed
Russell Investment Management, LLC (“RIM”), the Fund’s	equities slightly lagged U. S. equities, as defensive and commodity
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	sectors, especially consumer staples, health care and energy,
advisor, may change the allocation of the Underlying Funds’	weighed on non-U. S. equity returns.
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits	How did the investment strategies and techniques employed
RIM to engage or terminate a money manager in an Underlying	by the Fund and the Underlying Funds affect the Fund’s
Fund at any time, subject to approval by the Underlying Fund’s	performance?
Board, without a shareholder vote. Pursuant to the terms of the	The Fund is a fund of funds and its performance is based on RIM’s
exemptive order, an Underlying Fund is required to notify its	strategic asset allocations, the performance of the Underlying
shareholders within 90 days of when a money manager begins	Funds in which the Fund invests, and tactical changes in the
providing services.	Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in global equity, fixed
The Fund seeks to provide current income and moderate long	income, multi-asset and alternative Underlying Funds.
term capital appreciation.	The Fund’s diverse asset allocation contributed positively to
How did the Fund perform relative to its benchmark for the	performance during the period. Non-traditional asset classes
fiscal year ended December 31, 2017?	such as high yield bonds returned 8.02%, as measured by the ICE
For the fiscal year ended December 31, 2017, the Fund gained	BofAML Global High Yield Index Hedged (USD), outperforming
9.88%. This is compared to the Fund’s primary benchmark, the	the Fund’s primary benchmark, the Bloomberg Barclays U. S.
Bloomberg Barclays U. S. Aggregate Bond Index, which gained	Aggregate Bond Index. Non-U. S. developed equities and
3.54% during the same period. The Fund’s performance includes	commodities delivered positive returns as well, as measured
operating expenses, whereas index returns are unmanaged and do	by the Russell Developed ex-U. S. Large Cap® Index Net and
not include expenses of any kind.	Bloomberg Commodity Index Total Return, respectively.
For the fiscal year ended December 31, 2017, the Morningstar®	The fixed income portion of the Fund’s portfolio outperformed
Insurance Allocation – 30% to 50% Equity Category, a group of	the Fund’s fixed income benchmark. An allocation to the RIF
funds that Morningstar considers to have investment strategies	Strategic Bond Fund was positive from a benchmark-relative
similar to those of the Fund, gained 9.62%. This result serves as	perspective as a result of its exposure to high yield corporate debt
a peer comparison and is expressed net of operating expenses.	and non-agency mortgage backed securities. The excess returns were partially offset by the RIC Investment Grade Bond Fund
How did the market conditions described in the Market	as a result of its allocation to currencies and global government
Summary report affect the Fund’s performance?	bond futures.
The Fund seeks to achieve its objective by investing in Underlying	Due to the strong performance of equity markets over the
Funds that provide exposure to a range of diversified investments,	period, the equity portion of the Fund’s portfolio contributed to
and most major asset classes invested in by the Underlying Funds	excess returns. The RIC Global Equity Fund outperformed its
produced positive absolute returns during the period.	global equity benchmark, supported by strategic and tactical
Within the Fund’s fixed income portfolio, exposure to high yield	overweights to growth. By contrast, the RIC U. S. Defensive
debt was beneficial as it was among the best-performing segments	Equity Fund underperformed its benchmark as stock selection
of the fixed income market over the one-year period. Rising	detracted, especially within the consumer staples and consumer
interest rates posed a challenge to other fixed income assets, as	discretionary sectors.
well as more interest rate sensitive real assets such as global real	The alternative assets portion of the Fund’s portfolio positively
estate investment trusts (“REITs”) and global infrastructure.	contributed to absolute returns, though the rising rate environment over the one-year period, that picked up towards end of third

10 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

quarter 2017, created headwinds for rate-sensitive asset classes	Fund. During third quarter 2017, RIM moved to an underweight
such as listed REITs and listed infrastructure.	position in the RIC Global Infrastructure Fund as rising interest rates and higher valuations became more of a concern for the
Describe any changes to the Fund’s structure or allocation	rate-sensitive sector. RIM maintained an underweight to the
to the Underlying Funds.	RIF Global Real Estate Securities Fund over the period due to
RIM has the discretion to vary the Fund’s actual allocation from	its rate-sensitive nature. During the fourth quarter of 2017, RIM
the target strategic asset allocation by up to +/- 5% at the equity,	moved to further underweight listed infrastructure by trimming
fixed income, multi-asset or alternative category level based on	the Fund’s exposure to the RIC Global Infrastructure Fund due to
RIM’s capital markets research. In addition to investing in the	its relatively expensive valuation. RIM also slightly trimmed the
Underlying Funds, RIM may seek to actively manage a Fund’s	underweight to REITs through increasing the Fund’s exposure to
overall exposures by investing in derivatives that RIM believes	the RIF Global Real Estate Securities Fund. RIM’s modifications
will achieve the desired risk/return profile for the Fund. RIM’s	to the Fund’s asset allocation were additive during the period.
asset allocation modifications, implemented through both tactical
changes to Underlying Fund allocations and derivatives-based	The views expressed in this report reflect those of the
exposures, benefited the Fund’s performance relative to the	portfolio managers only through the end of the period
Fund’s target strategic asset allocation.	covered by the report. These views do not necessarily
RIM tactically adapted the Fund’s asset allocation over the period	represent the views of RIM, or any other person in RIM or
as market opportunities and risks evolved. RIM continued to	any other affiliated organization. These views are subject to
operate the Fund as a risk manager rather than risk taker. The Fund	change at any time based upon market conditions or other
maintained an underweight position in U. S. equity by trimming its	events, and RIM disclaims any responsibility to update the
exposure to the RIC U. S. Defensive Equity Fund relative to RIM’s	views contained herein. These views should not be relied
long-term strategic weights. During the first quarter of 2017, as	on as investment advice and, because investment decisions
equity markets ran upwards and credit spreads compressed, RIM	for a Russell Investment Funds (“RIF”) Fund are based on
trimmed high yield exposure to an underweight for the first time	numerous factors, should not be relied on as an indication
since 2015 by underweighting the RIC Global Opportunistic Credit	of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

*** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

Moderate Strategy Fund 11

Russell Investment Funds
Moderate Strategy Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,039.30	$1,024.50
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.72	$0.71
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

12 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.4%
Alternative - 6.1%
RIC Commodity Strategies Fund Class Y		613,872		3,517
RIC Global Infrastructure Fund Class Y		288,888		3,308
RIF Global Real Estate Securities Fund		10,610		157
				6,982

Domestic Equities - 9.4%
RIC U. S. Defensive Equity Fund Class Y		1,300		67
RIC U. S. Dynamic Equity Fund Class Y		27,978		256
RIF U. S. Small Cap Equity Fund		525,606		8,620
RIF U. S. Strategic Equity Fund		97,957		1,815
				10,758

Fixed Income - 51.0%
RIC Global Opportunistic Credit Fund Class Y		1,431,681		14,102
RIC Investment Grade Bond Fund Class Y		649,315		13,856
RIC Unconstrained Total Return Fund Class Y		574,128		5,690
RIF Strategic Bond Fund		2,412,734		25,021
				58,669

International Equities - 19.0%
RIC Emerging Markets Fund Class Y		348,667		7,378
RIC Global Equity Fund Class Y		714,991		7,721
RIF International Developed Markets Fund		513,766		6,741
				21,840

Multi-Asset - 11.9%
RIC Multi-Strategy Income Fund Class Y		1,340,507		13,646

Total Investments in Affiliated Funds
(cost $103,475)				111,895

Options Purchased - 0.4%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,675.00 Call (61)	USD	16,318	(ÿ)	477
Total Options Purchased
(cost $403)				477

Total Investments 97.8%
(identified cost $103,878)				112,372

Other Assets and Liabilities, Net - 2.2%				2,534
Net Assets - 100.0%				114,906

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 13

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			6	EUR	653	01/18	(9)
CAC 40 Euro Index Futures			29	EUR	1,540	01/18	(28)
DAX Index Futures			5	EUR	1,614	03/18	(35)
EURO STOXX 50 Index Futures			27	EUR	943	03/18	(27)
FTSE/MIB Index Futures			4	EUR	435	03/18	(22)
IBEX 35 Index Futures			5	EUR	501	01/18	(13)
MSCI EAFE Index Futures			13	USD	1,330	03/18	28
OMXS30 Index Futures			23	SEK	3,621	01/18	(12)
Russell 1000 E-Mini Index Futures			1	USD	74	03/18	1
S&P 500 E-Mini Index Futures			19	USD	2,542	03/18	25
Short Positions
Dow U. S. Real Estate Index Futures			43	USD	1,382	03/18	(3)
FTSE 100 Index Futures			6	GBP	458	03/18	(17)
Russell 2000 E-Mini Index Futures			54	USD	4,149	03/18	(43)
S&P 500 E-Mini Index Futures			31	USD	4,148	03/18	(36)
S&P/TSX 60 Index Futures			2	CAD	383	03/18	(1)
SPI 200 Index Futures			1	AUD	151	03/18	—
TOPIX Index Futures			1	JPY	18,170	03/18	(3)
United States 2 Year Treasury Note Futures			8	USD	1,713	03/18	3
United States 5 Year Treasury Note Futures			25	USD	2,904	03/18	13
United States 10 Year Treasury Note Futures			16	USD	1,985	03/18	12
United States Long Bond Futures			2	USD	306	03/18	—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(167)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	384		CAD	494	03/22/18	9
Bank of America	USD	30	MXN		575	03/22/18	(1)
Bank of America	AUD	430		USD	323	03/22/18	(12)
Bank of America	CHF	118		USD	120	03/22/18	(2)
Bank of America	EUR	676		USD	802	03/22/18	(13)
Bank of America	GBP	241		USD	324	03/22/18	(2)
Bank of America	HKD	415		USD	53	03/22/18	—
Bank of America	JPY	11,967		USD	107	03/22/18	—
Bank of America	SEK	432		USD	51	03/22/18	(2)
Bank of America	SGD	26		USD	19	03/22/18	—
Bank of America	ZAR	250		USD	18	03/22/18	(2)
Commonwealth Bank of Australia	USD	385		CAD	494	03/22/18	8
Commonwealth Bank of Australia	USD	30	MXN		575	03/22/18	(1)
Commonwealth Bank of Australia	AUD	430		USD	323	03/22/18	(12)
Commonwealth Bank of Australia	CHF	118		USD	120	03/22/18	(2)
Commonwealth Bank of Australia	EUR	676		USD	803	03/22/18	(12)
Commonwealth Bank of Australia	GBP	241		USD	323	03/22/18	(2)
Commonwealth Bank of Australia	HKD	415		USD	53	03/22/18	—
Commonwealth Bank of Australia	JPY	11,967		USD	107	03/22/18	—
Commonwealth Bank of Australia	SEK	432		USD	51	03/22/18	(1)

See accompanying notes which are an integral part of the financial statements.

14 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
									Unrealized
									Appreciation
				Amount		Amount			(Depreciation)
Counterparty				Sold		Bought	Settlement Date		$
Commonwealth Bank of Australia			SGD	26	USD	19	03/22/18		—
Commonwealth Bank of Australia			ZAR	250	USD	18	03/22/18		(2)
State Street			USD	457	CNY	3,040	03/22/18		7
State Street			USD	22	RUB	1,340	03/22/18		1
State Street			CNY	2,030	USD	304	03/22/18		(6)
State Street			INR	8,140	USD	125	03/22/18		(2)
State Street		KRW		349,910	USD	321	03/22/18		(7)
State Street		TWD		9,520	USD	319	03/22/18		(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts									(61)

Total Return Swap Contracts
Amounts in thousands
							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 10,700		3 Month LIBOR + 0.700%(5)		03/16/18	—	(14)	(14)
Total Open Total Return Swap Contracts (å)							—	(14)	(14)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)		(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$		$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	4,268	(1.000%)(2)	12/20/22	179		(143)	36
CDX Investment Grade
Index	Bank of America	Sell	USD	1,100	1.000%(2)	12/20/22	22		4	26
CDX NA High Yield Index Bank of America		Sell	USD	2,400	5.000%(2)	12/20/22	181		18	199
Total Open Credit Indices Contracts (å)							382		(121)	261

Presentation of Portfolio Holdings

Amounts in thousands
			Fair Value
						Practical
Portfolio Summary		Level 1	Level 2	Level 3	Expedient (a)		Total		% of Net Assets
Investments in Affiliated Funds		$111,895	$—		$—	$—		$111,895		97.4
Options Purchased		477	—		—	—		477		0.4
Total Investments		112,372	—		—	—		112,372		97.8
Other Assets and Liabilities, Net										2.2
										100.0

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 15

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	82	—	—	—	82	0.1
Foreign Currency Exchange Contracts	—	25	—	—	25	— *
Credit Default Swap Contracts	—	261	—	—	261	0.2

Liabilities
Futures Contracts	(249)	—	—	—	(249)	(0.2)
Foreign Currency Exchange Contracts	—	(86)	—	—	(86)	(0.1)
Total Return Swap Contracts	—	(14)	—	—	(14)	(—)*
Total Other Financial Instruments**	$(167)	$186	$—	$—	$19

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

16 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$477	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	25	—
Variation margin on futures contracts**	54	—	—	28
Credit default swap contracts, at fair value	—	261	—	—
Total	$531	$261	$25	$28

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$249	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	86	—
Total return swap contracts, at fair value	14	—	—	—
Total	$263	$—	$86	$—
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$586	$—	$—	$—
Futures contracts	(446)	—	—	(8)
Options written	105	—	—	—
Total return swap contracts	(1,106)	—	—	—
Credit default swap contracts	—	138	—	—
Foreign currency exchange contracts	—	—	(84)	—
Total	$(861)	$138	$(84)	$(8)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$170	$—	$—	$—
Futures contracts	(275)	—	—	11
Options written	(23)	—	—	—
Total return swap contracts	45	—	—	—
Credit default swap contracts	—	(180)	—	—
Foreign currency exchange contracts	—	—	(141)	—
Total	$(83)	$(180)	$(141)	$11

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 17

Russell Investment Funds
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$477	$ — $	477
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	25	—	25
Futures Contracts	Variation margin on futures contracts	54	—	54
Credit Default Swap Contracts	Credit default swap contracts, at fair value	261	—	261
Total Financial and Derivative Assets		817	—	817
Financial and Derivative Assets not subject to a netting agreement		(792)	—	(792)
Total Financial and Derivative Assets subject to a netting agreement		$25	$ — $	25
word

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$9	$9	$—	$—
Commonwealth Bank of Australia	8	8	—	—
State Street	8	8	—	—
Total	$25	$25	$—	$—

See accompanying notes which are an integral part of the financial statements.

18 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$62	$ — $	62
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	86	—	86
Total Return Swap Contracts	Total return swap contracts, at fair value	14	—	14
Total Financial and Derivative Liabilities		162	—	162
Financial and Derivative Liabilities not subject to a netting agreement		(62)	—	(62)
Total Financial and Derivative Liabilities subject to a netting agreement		$100	$ — $	100

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$33	$9	$—	$24
Commonwealth Bank of Australia	33	8	—	25
Goldman Sachs	14	—	—	14
State Street	20	8	—	12
Total	$100	$25	$—	$75

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 19

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$103,878
Investments, at fair value(>)	112,372
Cash	663
Cash (restricted)(a)(b)(c)	1,739
Unrealized appreciation on foreign currency exchange contracts	25
Receivables:
Investments sold	8
From affiliates	4
Variation margin on futures contracts	54
Credit default swap contracts, at fair value(+)	261
Total assets	115,126

Liabilities
Payables:
Fund shares redeemed	7
Accrued fees to affiliates	5
Other accrued expenses	46
Variation margin on futures contracts	62
Unrealized depreciation on foreign currency exchange contracts	86
Total return swap contracts, at fair value(8)	14
Total liabilities	220

Net Assets	$114,906

See accompanying notes which are an integral part of the financial statements.

20 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$415
Accumulated net realized gain (loss)	(532)
Unrealized appreciation (depreciation) on:
Investments	74
Investments in affiliated funds	8,420
Futures contracts	(167)
Foreign currency exchange contracts	(61)
Total return swap contracts	(14)
Credit default swap contracts	(121)
Shares of beneficial interest	112
Additional paid-in capital	106,780
Net Assets	$114,906

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.29
Net assets	$114,906,230
Shares outstanding ($. 01 par value)	11,169,650
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$382
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated funds	$111,895

(a) Cash Collateral for Futures	$1,450
(b) Cash Collateral for Swaps	$35
(c) Cash Collateral for Options	$254
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 21

Russell Investment Funds
Moderate Strategy Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$2,975

Expenses
Advisory fees	220
Administrative fees	47
Custodian fees	35
Transfer agent fees	5
Professional fees	42
Trustees’ fees	3
Printing fees	28
Miscellaneous	10
Expenses before reductions	390
Expense reductions	(246)
Net expenses	144
Net investment income (loss)	2,831

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	586
Investments in affiliated funds	1,100
Futures contracts	(454)
Options written	105
Foreign currency exchange contracts	(84)
Total return swap contracts	(1,106)
Credit default swap contracts	138
Foreign currency-related transactions	4
Capital gain distributions from affiliated funds	1,548
Net realized gain (loss)	1,837
Net change in unrealized appreciation (depreciation) on:
Investments	170
Investments in affiliated funds	6,002
Futures contracts	(264)
Options written	(23)
Foreign currency exchange contracts	(141)
Total return swap contracts	45
Credit default swap contracts	(180)
Net change in unrealized appreciation (depreciation)	5,609
Net realized and unrealized gain (loss)	7,446
Net Increase (Decrease) in Net Assets from Operations	$10,277

See accompanying notes which are an integral part of the financial statements.

22 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,831	$3,508
Net realized gain (loss)	1,837	5,630
Net change in unrealized appreciation (depreciation)	5,609	(779)
Net increase (decrease) in net assets from operations	10,277	8,359

Distributions
From net investment income	(2,453)	(4,052)
From net realized gain	(1,332)	(4,815)
Net decrease in net assets from distributions	(3,785)	(8,867)

Share Transactions*
Net increase (decrease) in net assets from share transactions	782	95
Total Net Increase (Decrease) in Net Assets	7,274	(413)

Net Assets
Beginning of period	107,632	108,045
End of period	$114,906	$107,632
Undistributed (overdistributed) net investment income included in net assets	$415	$(7)

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,027	$10,475	1,057	$10,402
Proceeds from reinvestment of distributions	377	3,785	917	8,867
Payments for shares redeemed	(1,337)	(13,478)	(1,921)	(19,174)
Total increase (decrease)	67	$782	53	$95

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Funds
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	9.69	. 25	. 70	. 95	(. 23)	(. 12)
December 31, 2016	9.78	. 31	. 43	. 74	(. 38)	(. 45)
December 31, 2015	10.45	. 26	(. 43)	(. 17)	(. 25)	(. 25)
December 31, 2014	10.41	. 31	. 19	. 50	(. 30)	(. 16)
December 31, 2013	10.10	. 18	. 50	. 68	(. 18)	(. 19)

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 35)	10.29	9.88	114,906	. 35	. 13	2.57	20
(. 83)	9.69	7.75	107,632	. 33	. 11	3.17	38
(. 50)	9.78	(1.71)	108,045	. 32	. 11	2.57	29
(. 46)	10.45	4.85	114,918	. 35	. 10	2.89	18
(. 37)	10.41	6.79	103,093	. 35	. 10	1.69	18

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 25

Russell Investment Funds
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Administration fees	$4,118
Transfer agent fees	426
Trustee fees	266
$4,810

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$3,224	$784	$516	$(148)	$173	$3,517	$53	$—
RIC Global Infrastructure Fund	3,159	644	716	13	208	3,308	199	139
RIF Global Real Estate Securities
Fund	1,885	68	1,858	365	(303)	157	13	3
RIC U. S. Defensive Equity Fund	83	10	31	—	5	67	2	5
RIC U. S. Dynamic Equity Fund	1,864	89	1,732	190	(155)	256	39	30
RIF U. S. Small Cap Equity Fund	4,260	5,404	1,583	70	469	8,620	181	389
RIF U. S. Strategic Equity Fund	104	1,902	302	12	99	1,815	75	112
RIC Global Opportunistic Credit
Fund	17,678	1,557	5,990	60	797	14,102	656	—
RIC Investment Grade Bond Fund	13,244	1,516	1,162	(8)	266	13,856	211	—
RIC Unconstrained Total Return
Fund	5,377	638	331	—	6	5,690	110	—
RIF Strategic Bond Fund	23,846	2,674	2,087	2	586	25,021	325	—
RIC Emerging Markets Fund	6,904	730	2,324	156	1,912	7,378	92	—
RIC Global Equity Fund	6,918	1,434	1,285	160	494	7,721	325	597

RIF International Fund Developed Markets	6,343	825	1,490	220	843	6,741	169	224
RIC Multi-Strategy Income Fund	10,712	3,539	1,215	8	602	13,646	521	49
U. S. Cash Management Fund	516	4,713	5,229	—	—	—	4	—
	$106,117	$26,527	$27,851	$1,100	$6,002	$111,895	$2,975	$1,548

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$105,458,950
Unrealized Appreciation	$7,876,513
Unrealized Depreciation	(873,193)
Net Unrealized Appreciation (Depreciation)	$7,003,320
Undistributed Ordinary Income	$335,140
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$946,643
Tax Composition of Distributions
Ordinary Income	$2,722,564
Long-Term Capital Gains	$1,062,756

See accompanying notes which are an integral part of the financial statements.

26 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$44
Accumulated net realized gain (loss)	(45)
Additional paid-in capital	1

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 27

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Balanced Strategy Fund			Bloomberg Barclays U. S. Aggregate Bond Index**
	Total			Total
	Return			Return
1 Year	12.00%		1 Year	3.54%
5 Years	7.01	%§	5 Years	2.10	%§
10 Years	4.88	%§	10 Years	4.01	%§

			Russell 1000® Index***
				Total
				Return
			1 Year	21.69%
			5 Years	15.71	%§
			10 Years	8.59	%§

			Russell Developed ex-U. S. Large Cap® Index Net****
				Total
				Return
			1 Year	24.85%
			5 Years	7.80	%§
			10 Years	2.14	%§

28 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Balanced Strategy Fund (the “Fund”) is a fund of funds that	Within equities, overall global equity markets posted very strong
invests principally in other Russell Investment Funds (“RIF”)	returns, as the Russell Developed Large Cap® Index (Net) gained
and Russell Investment Company (“RIC”) mutual funds (the	22.39%. Emerging markets were one of the top performing
“Underlying Funds”) . The Underlying Funds employ a multi-	segments of global equity markets over the period. The Fund’s
manager approach whereby portions of the Underlying Funds	strategic exposure to emerging markets proved beneficial over
are allocated to different money manager strategies. Underlying	the period as they rallied, boosted by lower interest rates and
Fund assets not allocated to money managers are managed by	improving economic growth. By contrast, non-U. S. developed
Russell Investment Management, LLC (“RIM”), the Fund’s	equities slightly lagged U. S. equities, as defensive and commodity
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	sectors, especially consumer staples, health care and energy,
advisor, may change the allocation of the Underlying Funds’	weighed on non-U. S. equity returns.
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits	How did the investment strategies and techniques employed
RIM to engage or terminate a money manager in an Underlying	by the Fund and the Underlying Funds affect the Fund’s
Fund at any time, subject to approval by the Underlying Fund’s	performance?
Board, without a shareholder vote. Pursuant to the terms of the	The Fund is a fund of funds and its performance is based on RIM’s
exemptive order, an Underlying Fund is required to notify its	strategic asset allocations, the performance of the Underlying
shareholders within 90 days of when a money manager begins	Funds in which the Fund invests, and tactical changes in the
providing services.	Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in global equity, fixed
The Fund seeks to provide above average long term capital	income, multi-asset and alternative Underlying Funds.
appreciation and a moderate level of current income.	The Fund’s diverse asset allocation contributed positively to
How did the Fund perform relative to its benchmark for the	performance during the period. Non-traditional asset classes
fiscal year ended December 31, 2017?	such as high yield bonds returned 8.02%, as measured by the ICE
For the fiscal year ended December 31, 2017, the Fund gained	BofAML Global High Yield Index Hedged (USD), outperforming
12.00%. This is compared to the Fund’s primary benchmark, the	the Fund’s primary benchmark, the Bloomberg Barclays U. S.
Bloomberg Barclays U. S. Aggregate Bond Index, which gained	Aggregate Bond Index. Non-U. S. developed equities and
3.54% during the same period. The Fund’s performance includes	commodities delivered positive returns as well, as measured
operating expenses, whereas index returns are unmanaged and do	by the Russell Developed ex-U. S. Large Cap® Index Net and
not include expenses of any kind.	Bloomberg Commodity Index Total Return, respectively.
For the fiscal year ended December 31, 2017, the Morningstar	The fixed income portion of the Fund’s portfolio outperformed
Insurance Allocation – 50% to 70% Equity Category, a group of	the Fund’s fixed income benchmark. An allocation to the RIF
funds that Morningstar considers to have investment strategies	Strategic Bond Fund was positive from a benchmark-relative
similar to those of the Fund, gained 13.21%. This result serves	perspective as a result of its exposure to high yield corporate debt
as a peer comparison and is expressed net of operating expenses.	and non-agency mortgage backed securities. The excess returns were partially offset by the RIC Global Opportunistic Credit
How did the market conditions described in the Market	Fund as a result of its ex-benchmark allocation to investment
Summary report affect the Fund’s performance?	grade corporate debt and securitized bonds, which lagged the
The Fund seeks to achieve its objective by investing in Underlying	traditional spread sectors of high yield corporate bonds and U. S.
Funds that provide exposure to a range of diversified investments,	dollar emerging market debt.
and most major asset classes invested in by the Underlying Funds	Due to the strong performance of equity markets over the
produced positive absolute returns during the period.	period, the equity portion of the Fund’s portfolio contributed to
Within the Fund’s fixed income portfolio, exposure to high yield	excess returns. The RIC Global Equity Fund outperformed its
debt was beneficial as it was among the best-performing segments	global equity benchmark, supported by strategic and tactical
of the fixed income market over the one-year period. Rising	overweights to growth. By contrast, the RIC U. S. Defensive
interest rates posed a challenge to other fixed income assets, as	Equity Fund underperformed its benchmark as stock selection
well as more interest rate sensitive real assets such as global real	detracted, especially within the consumer staples and consumer
estate investment trusts (“REITs”) and global infrastructure.	discretionary sectors.

Balanced Strategy Fund 29

Russell Investment Funds
Balanced Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The alternative assets portion of the Fund’s portfolio positively	trimmed high yield exposure to an underweight for the first time
contributed to absolute returns, though the rising rate environment	since 2015 by underweighting the RIC Global Opportunistic Credit
over the one-year period, that picked up towards end of third	Fund. During third quarter 2017, RIM moved to an underweight
quarter 2017, created headwinds for rate-sensitive asset classes	position in the RIC Global Infrastructure Fund as rising interest
such as listed REITs and listed infrastructure.	rates and higher valuations became more of a concern for the rate-sensitive sector. RIM maintained an underweight to the
Describe any changes to the Fund’s structure or allocation	RIF Global Real Estate Securities Fund over the period due to
to the Underlying Funds.	its rate-sensitive nature. During the fourth quarter of 2017, RIM
RIM has the discretion to vary the Fund’s actual allocation from	moved to further underweight listed infrastructure by trimming
the target strategic asset allocation by up to +/- 5% at the equity,	the Fund’s exposure to the RIC Global Infrastructure Fund due to
fixed income, multi-asset or alternative category level based on	its relatively expensive valuation. RIM also slightly trimmed the
RIM’s capital markets research. In addition to investing in the	underweight to REITs through increasing the Fund’s exposure to
Underlying Funds, RIM may seek to actively manage a Fund’s	the RIF Global Real Estate Securities Fund. RIM’s modifications
overall exposures by investing in derivatives that RIM believes	to the Fund’s asset allocation were additive during the period.
will achieve the desired risk/return profile for the Fund. RIM’s
asset allocation modifications, implemented through both tactical	The views expressed in this report reflect those of the
changes to Underlying Fund allocations and derivatives-based	portfolio managers only through the end of the period
exposures, benefited the Fund’s performance relative to the	covered by the report. These views do not necessarily
Fund’s target strategic asset allocation.	represent the views of RIM, or any other person in RIM or
RIM tactically adapted the Fund’s asset allocation over the period	any other affiliated organization. These views are subject to
as market opportunities and risks evolved. RIM continued to	change at any time based upon market conditions or other
operate the Fund as a risk manager rather than risk taker. The Fund	events, and RIM disclaims any responsibility to update the
maintained an underweight position in U. S. equity by trimming its	views contained herein. These views should not be relied
exposure to the RIC U. S. Defensive Equity Fund relative to RIM’s	on as investment advice and, because investment decisions
long-term strategic weights. During the first quarter of 2017, as	for a Russell Investment Funds (“RIF”) Fund are based on
equity markets ran upwards and credit spreads compressed, RIM	numerous factors, should not be relied on as an indication
of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

*** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

**** The Russell Developed ex-U.S. Large Cap® Index Net is an index which offers investors access to the large-cap segment of the global equity market, excluding companies assigned to the United States. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time and is net of tax on dividends from foreign holdings.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

30 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,050.70	$1,024.50
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.72	$0.71
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Balanced Strategy Fund 31

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.9%
Alternative - 6.9%
RIC Commodity Strategies Fund Class Y		1,724,871		9,884
RIC Global Infrastructure Fund Class Y		496,423		5,684
RIF Global Real Estate Securities Fund		331,352		4,907
				20,475

Domestic Equities - 9.7%
RIC U. S. Defensive Equity Fund Class Y		109,948		5,651
RIC U. S. Dynamic Equity Fund Class Y		238,935		2,189
RIF U. S. Small Cap Equity Fund		1,012,242		16,601
RIF U. S. Strategic Equity Fund		233,358		4,324
				28,765

Fixed Income - 38.0%
RIC Global Opportunistic Credit Fund Class Y		2,388,859		23,530
RIC Unconstrained Total Return Fund Class Y		2,090,520		20,717
RIF Strategic Bond Fund		6,542,286		67,844
				112,091

International Equities - 39.3%
RIC Emerging Markets Fund Class Y		1,132,765		23,969
RIC Global Equity Fund Class Y		4,999,820		53,997
RIF International Developed Markets Fund		2,889,761		37,914
				115,880

Multi-Asset - 4.0%
RIC Multi-Strategy Income Fund Class Y		1,173,481		11,946

Total Investments in Affiliated Funds
(cost $256,201)				289,157

Options Purchased - 0.7%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,675.00 Call (246)	USD	68,805	(ÿ)	1,924
Total Options Purchased
(cost $1,624)				1,924

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		9,627	(8)	10
Total Short-Term Investments
(cost $10)				10

Total Investments 98.6%
(identified cost $257,835)				291,091

Other Assets and Liabilities, Net - 1.4%				4,168
Net Assets - 100.0%				295,259

See accompanying notes which are an integral part of the financial statements.

32 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts

Amounts in thousands (except contract amounts)
							Value and
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Amsterdam Index Futures			16	EUR	1,742	01/18	(24)
CAC40 Euro Index Futures			91	EUR	4,833	01/18	(88)
DAX Index Futures			14	EUR	4,519	03/18	(104)
EURO STOXX 50 Index Futures			84	EUR	2,934	03/18	(85)
FTSE/MIB Index Futures			11	EUR	1,197	03/18	(61)
IBEX 35 Index Futures			16	EUR	1,603	01/18	(42)
OMXS 30 Index Futures			66	SEK	10,390	01/18	(35)
Short Positions
Dow U. S. Real Estate Index Futures			51	USD	1,639	03/18	(4)
FTSE 100 Index Futures			21	GBP	1,604	03/18	(60)
Hang Seng Index Futures			1	HKD	1,497	01/18	(2)
MSCI Emerging Markets Mini Index Futures			26	USD	1,513	03/18	(71)
MSCI Singapore Index Futures			1	SGD	39	01/18	—
S&P 500 E-Mini Index Futures			31	USD	4,148	03/18	(13)
S&P/TSX 60 Index Futures			14	CAD	2,681	03/18	(8)
TOPIX Index Futures			15	JPY	272,551	03/18	(52)
United States 2 Year Treasury Note Futures			11	USD	2,355	03/18	4
United States 5 Year Treasury Note Futures			38	USD	4,414	03/18	20
United States 10 Year Treasury Note Futures			26	USD	3,225	03/18	20
United States Long Bond Futures			2	USD	306	03/18	—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(605)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
	Amount			Amount			(Depreciation)
Counterparty	Sold			Bought		Settlement Date	$
Bank of America	USD	517		CAD	663	03/22/18	12
Bank of America	USD	228		CHF	224	03/22/18	4
Bank of America	USD	18		JPY	2,006	03/22/18	—
Bank of America	USD	29	MXN		553	03/22/18	(1)
Bank of America	USD	224		NOK	1,850	03/22/18	2
Bank of America	AUD	1,799		USD	1,353	03/22/18	(51)
Bank of America	EUR	3,672		USD	4,358	03/22/18	(70)
Bank of America	GBP	1,169		USD	1,573	03/22/18	(9)
Bank of America	HKD	5,838		USD	749	03/22/18	1
Bank of America	SEK	618		USD	74	03/22/18	(2)
Bank of America	SGD	306		USD	227	03/22/18	(2)
Bank of America	ZAR	70		USD	5	03/22/18	(1)
Commonwealth Bank of Australia	USD	517		CAD	663	03/22/18	11
Commonwealth Bank of Australia	USD	228		CHF	224	03/22/18	4
Commonwealth Bank of Australia	USD	18		JPY	2,006	03/22/18	—
Commonwealth Bank of Australia	USD	29	MXN		553	03/22/18	(1)
Commonwealth Bank of Australia	USD	224		NOK	1,850	03/22/18	2
Commonwealth Bank of Australia	AUD	1,799		USD	1,353	03/22/18	(51)
Commonwealth Bank of Australia	EUR	3,672		USD	4,361	03/22/18	(66)
Commonwealth Bank of Australia	GBP	1,169		USD	1,571	03/22/18	(11)
Commonwealth Bank of Australia	HKD	5,838		USD	749	03/22/18	—
Commonwealth Bank of Australia	SEK	618		USD	74	03/22/18	(2)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 33

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	SGD	306	USD	227	03/22/18	(2)
Commonwealth Bank of Australia	ZAR	70	USD	5	03/22/18	(1)
Royal Bank of Canada	TRY	1,760	USD	441	03/22/18	(12)
State Street	USD	517	CAD	663	03/22/18	11
State Street	USD	228	CHF	224	03/22/18	4
State Street	USD	1,890	CNY	12,570	03/22/18	30
State Street	USD	18	JPY	2,006	03/22/18	—
State Street	USD	29	MXN	553	03/22/18	(1)
State Street	USD	224	NOK	1,850	03/22/18	2
State Street	USD	31	RUB	1,880	03/22/18	1
State Street	AUD	1,799	USD	1,352	03/22/18	(52)
State Street	BRL	5,310	USD	1,590	03/22/18	3
State Street	CNY	12,830	USD	1,921	03/22/18	(38)
State Street	EUR	3,672	USD	4,360	03/22/18	(67)
State Street	GBP	1,169	USD	1,571	03/22/18	(12)
State Street	HKD	5,838	USD	749	03/22/18	—
State Street	INR	49,110	USD	754	03/22/18	(10)
State Street	KRW	1,695,470	USD	1,553	03/22/18	(37)
State Street	SEK	618	USD	74	03/22/18	(2)
State Street	SGD	306	USD	227	03/22/18	(2)
State Street	TWD	28,550	USD	957	03/22/18	(14)
State Street	ZAR	70	USD	5	03/22/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(431)

Total Return Swap Contracts
Amounts in thousands

							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 43,300	3 Month LIBOR + 0.700%(5)			03/16/18	—	(55)	(55)
Total Open Total Return Swap Contracts (å)							—	(55)	(55)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	6,305	(1.000%)(2)	12/20/22	264	(211)	53
CDX Investment Grade
Index	Bank of America	Sell	USD	1,200	1.000%(2)	12/20/22	24	5	29
CDX NA High Yield Index	Bank of America	Sell	USD	7,600	5.000%(2)	12/20/22	573	55	628
Total Open Credit Indices Contracts (å)							861	(151)	710

See accompanying notes which are an integral part of the financial statements.

34 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$289,157	$—	$—	$—	$289,157	97.9
Options Purchased	1,924	—	—	—	1,924	0.7
Short-Term Investments	—	—	—	10	10	— *
Total Investments	291,081	—	—	10	291,091	98.6
Other Assets and Liabilities, Net						1.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	44	—	—	—	44	— *
Foreign Currency Exchange Contracts	—	87	—	—	87	— *
Credit Default Swap Contracts	—	710	—	—	710	0.2
'
Liabilities
Futures Contracts	(649)	—	—	—	(649)	(0.2)
Foreign Currency Exchange Contracts	—	(518)	—	—	(518)	(0.2)
Total Return Swap Contracts	—	(55)	—	—	(55)	(—)*
Total Other Financial Instruments**	$(605)	$224	$—	$—	$(381)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 35

Russell Investment Funds
Balanced Strategy Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$1,924	$—	$—		$—
Unrealized appreciation on foreign currency exchange contracts	—	—	87		—
Variation margin on futures contracts**	—	—	—		44
Credit default swap contracts, at fair value	—	710	—		—
Total	$1,924	$710	$87		$44

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$649	$—	$—		$—
Unrealized depreciation on foreign currency exchange contracts	—	—	518		—
Total return swap contracts, at fair value	55	—	—		—
Total	$704	$—	$518		$—
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$2,568	$—	$—		$—
Futures contracts	(3,071)	—	—		30
Options written	536	—	—		—
Total return swap contracts	(4,182)	—	—		—
Credit default swap contracts	—	915	—		—
Foreign currency exchange contracts	—	—	(723)		—
Total	$(4,149)	$915	$(723)		$30

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$776	$—	$—		$—
Futures contracts	(1,030)	—	—		44
Options written	(115)	—	—		—
Total return swap contracts	14	—	—		—
Credit default swap contracts	—	(572)	—		—
Foreign currency exchange contracts	—	—	(795)		—
Total	$(355)	$(572)	$(795)		$44

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

36 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$1,924	$ — $	1,924
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	87	—	87
Futures Contracts	Variation margin on futures contracts	24	—	24
Credit Default Swap Contracts	Credit default swap contracts, at fair value	710	—	710
Total Financial and Derivative Assets		2,745	—	2,745
Financial and Derivative Assets not subject to a netting agreement		(2,658)	—	(2,658)
Total Financial and Derivative Assets subject to a netting agreement		$87	$ — $	87

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$17	$17	$—	$—
Commonwealth Bank of Australia	17	17	—	—
State Street	53	53	—	—
Total	$87	$87	$—	$—

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 37

Russell Investment Funds
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$154	$ — $	154
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	518	—	518
Total Return Swap Contracts	Total return swap contracts, at fair value	55	—	55
Total Financial and Derivative Liabilities		727	—	727
Financial and Derivative Liabilities not subject to a netting agreement		(154)	—	(154)
Total Financial and Derivative Liabilities subject to a netting agreement		$573	$ — $	573

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$137	$17	$—	$120
Commonwealth Bank of Australia	134	17	—	117
Goldman Sachs	55	—	—	55
Royal Bank of Canada	12	—	—	12
State Street	235	53	—	182
Total	$573	$87	$—	$486

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

38 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$257,835
Investments, at fair value(>)	291,091
Cash	382
Cash (restricted)(a)(b)(c)	3,777
Unrealized appreciation on foreign currency exchange contracts	87
Receivables:
Investments sold	43
Variation margin on futures contracts	24
Credit default swap contracts, at fair value(+)	710
Total assets	296,114

Liabilities
Payables:
Fund shares redeemed	43
Accrued fees to affiliates	22
Other accrued expenses	63
Variation margin on futures contracts	154
Unrealized depreciation on foreign currency exchange contracts	518
Total return swap contracts, at fair value(8)	55
Total liabilities	855

Net Assets	$295,259

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 39

Russell Investment Funds
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,360
Accumulated net realized gain (loss)	802
Unrealized appreciation (depreciation) on:
Investments	300
Investments in affiliated funds	32,956
Futures contracts	(605)
Foreign currency exchange contracts	(431)
Total return swap contracts	(55)
Credit default swap contracts	(151)
Shares of beneficial interest	290
Additional paid-in capital	260,793
Net Assets	$295,259

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.17
Net assets	$295,258,504
Shares outstanding ($. 01 par value)	29,025,966
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$861
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliated funds	$289,167

(a) Cash Collateral for Futures	$2,600
(b) Cash Collateral for Swaps	$82
(c) Cash Collateral for Options	$1,095
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

40 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$8,366

Expenses
Advisory fees	582
Administrative fees	124
Custodian fees	44
Transfer agent fees	13
Professional fees	54
Trustees’ fees	8
Printing fees	55
Miscellaneous	9
Expenses before reductions	889
Expense reductions	(510)
Net expenses	379
Net investment income (loss)	7,987

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,568
Investments in affiliated funds	11,358
Futures contracts	(3,041)
Options written	536
Foreign currency exchange contracts	(723)
Total return swap contracts	(4,182)
Credit default swap contracts	915
Foreign currency-related transactions	20
Capital gain distributions from affiliated funds	7,960
Net realized gain (loss)	15,411
Net change in unrealized appreciation (depreciation) on:
Investments	776
Investments in affiliated funds	11,224
Futures contracts	(986)
Options written	(115)
Foreign currency exchange contracts	(795)
Total return swap contracts	14
Credit default swap contracts	(572)
Net change in unrealized appreciation (depreciation)	9,546
Net realized and unrealized gain (loss)	24,957
Net Increase (Decrease) in Net Assets from Operations	$32,944

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 41

Russell Investment Funds
Balanced Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,987	$7,181
Net realized gain (loss)	15,411	12,710
Net change in unrealized appreciation (depreciation)	9,546	4,474
Net increase (decrease) in net assets from operations	32,944	24,365

Distributions
From net investment income	(6,805)	(9,185)
From net realized gain	(13,379)	(4,457)
Net decrease in net assets from distributions	(20,184)	(13,642)

Share Transactions*
Net increase (decrease) in net assets from share transactions	362	(17,261)
Total Net Increase (Decrease) in Net Assets	13,122	(6,538)

Net Assets
Beginning of period	282,137	288,675
End of period	$295,259	$282,137
Undistributed (overdistributed) net investment income included in net assets	$1,360	$244

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	1,004	$10,195	1,008	$9,687
Proceeds from reinvestment of distributions	2,006	20,184	1,411	13,642
Payments for shares redeemed	(2,951)	(30,017)	(4,233)	(40,590)
Total increase (decrease)	59	$362	(1,814)	$(17,261)

See accompanying notes which are an integral part of the financial statements.

42 Balanced Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	9.74	. 28	. 87	1.15	(. 25)	(. 47)
December 31, 2016	9.38	. 24	. 60	. 84	(. 32)	(. 16)
December 31, 2015	10.40	. 22	(. 44)	(. 22)	(. 22)	(. 58)
December 31, 2014	10.44	. 31	. 17	. 48	(. 31)	(. 21)
December 31, 2013	9.55	. 21	. 96	1.17	(. 21)	(. 07)

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 72)	10.17	12.00	295,259	. 31	. 13	2.74	35
(. 48)	9.74	9.05	282,137	. 30	. 11	2.55	19
(. 80)	9.38	(2.30)	288,675	. 29	. 11	2.16	23
(. 52)	10.40	4.61	314,127	. 31	. 10	2.91	22
(. 28)	10.44	12.43	304,103	. 31	. 10	2.09	11

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Funds
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Advisory fees	$9,308
Administration fees	10,646
Transfer agent fees	1,102
Trustee fees	645
$21,701

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$9,290	$1,536	$1,014	$(323	) $	395	$9,884	$149	$—
RIC Global Infrastructure Fund	8,287	878	4,313	606		226	5,684	377	240
RIF Global Real Estate Securities
Fund	5,725	3,317	4,343	434		(226)	4,907	164	90
RIC U. S. Defensive Equity Fund	5,652	632	1,048	319		96	5,651	152	389
RIC U. S. Dynamic Equity Fund	20,007	743	19,564	2,369		(1,366)	2,189	354	254
RIF U. S. Small Cap Equity Fund	17,444	11,971	15,020	1,259		947	16,601	369	751
RIF U. S. Strategic Equity Fund	19,257	10,295	27,063	6,071		(4,236)	4,324	591	750
RIC Global Opportunistic Credit
Fund	27,905	1,533	7,288	(108)		1,488	23,530	1,090	—
RIC Unconstrained Total Return
Fund	11,279	9,955	502	(1)		(14)	20,717	409	—
RIF Strategic Bond Fund	62,895	14,553	10,975	(246)		1,617	67,844	747	—
RIC Emerging Markets Fund	19,254	3,881	5,216	26		6,024	23,969	300	—
RIC Global Equity Fund	28,972	29,694	6,419	346		1,404	53,997	2,262	4,184

RIF International Fund Developed Markets	28,008	10,601	5,546	594		4,257	37,914	900	1,259
RIC Multi-Strategy Income Fund	11,300	711	689	12		612	11,946	482	43
U. S. Cash Management Fund	1,844	23,668	25,502	—		—	10	20	—
	$277,119	$123,968	$134,502	$11,358		$11,224	$289,167	$8,366	$7,960

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$261,522,994
Unrealized Appreciation	$32,105,527
Unrealized Depreciation	(2,495,564)
Net Unrealized Appreciation (Depreciation)	$29,609,963
Undistributed Ordinary Income	$838,674
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$8,082,978
Tax Composition of Distributions
Ordinary Income	$8,136,244
Long-Term Capital Gains	$12,048,254

See accompanying notes which are an integral part of the financial statements.

46 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Federal Income Taxes, continued

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

Undistributed net investment income	$(66)
Accumulated net realized gain (loss)	68
Additional paid-in capital	(2)

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $2,838,680 incurred from November 1, 2017 to
December 31, 2017, and treat it as arising in the fiscal year 2018.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 47

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Growth Strategy Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	15.65%		1 Year	21.69%
5 Years	8.21	%§	5 Years	15.71	%§
10 Years	4.61	%§	10 Years	8.59	%§

			Bloomberg Barclays U. S. Aggregate Bond Index***
				Total
				Return
			1 Year	3.54%
			5 Years	2.10	%§
			10 Years	4.01	%§

			Russell Developed ex-U. S. Large Cap® Index Net****
				Total
				Return
			1 Year	24.85%
			5 Years	7.80	%§
			10 Years	2.14	%§

48 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Growth Strategy Fund (the “Fund”) is a fund of funds that	Within equities, overall global equity markets posted very strong
invests principally in other Russell Investment Funds (“RIF”)	returns, as the Russell Developed Large Cap® Index (Net) gained
and Russell Investment Company (“RIC”) mutual funds (the	22.39%. Emerging markets were one of the top performing
“Underlying Funds”) . The Underlying Funds employ a multi-	segments of global equity markets over the period. The Fund’s
manager approach whereby portions of the Underlying Funds	strategic exposure to emerging markets proved beneficial over
are allocated to different money manager strategies. Underlying	the period as they rallied, boosted by lower interest rates and
Fund assets not allocated to money managers are managed by	improving economic growth. By contrast, non-U. S. developed
Russell Investment Management, LLC (“RIM”), the Fund’s	equities slightly lagged U. S. equities, as defensive and commodity
and Underlying Funds’ advisor. RIM, as the Underlying Funds’	sectors, especially consumer staples, health care and energy,
advisor, may change the allocation of the Underlying Funds’	weighed on non-U. S. equity returns.
assets among money managers at any time. An exemptive order
from the Securities and Exchange Commission (“SEC”) permits	How did the investment strategies and techniques employed
RIM to engage or terminate a money manager in an Underlying	by the Fund and the Underlying Funds affect the Fund’s
Fund at any time, subject to approval by the Underlying Fund’s	performance?
Board, without a shareholder vote. Pursuant to the terms of the	The Fund is a fund of funds and its performance is based on RIM’s
exemptive order, an Underlying Fund is required to notify its	strategic asset allocations, the performance of the Underlying
shareholders within 90 days of when a money manager begins	Funds in which the Fund invests, and tactical changes in the
providing services.	Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the period, RIM’s strategic
What is the Fund’s investment objective?	asset allocation included investments in global equity, fixed
The Fund seeks to provide high long term capital appreciation,	income and alternative Underlying Funds.
and as a secondary objective, current income.	The Fund’s diverse asset allocation detracted from relative
How did the Fund perform relative to its benchmark for the	performance during the period. Non-traditional asset classes
fiscal year ended December 31, 2017?	such as high yield bonds returned 8.02%, as measured by
For the fiscal year ended December 31, 2017, the Fund gained	the ICE BofAML Global High Yield Index Hedged (USD),
15.65%. This is compared to the Fund’s primary benchmark,	underperforming the Fund’s primary benchmark, the Russell
the Russell 1000® Index, which gained 21.69% during the same	1000® Index. Non-U. S. developed equities and commodities
period. The Fund’s performance includes operating expenses,	delivered positive returns as measured by the Russell Developed
whereas index returns are unmanaged and do not include	ex-U. S. Large Cap® Index Net and Bloomberg Commodity Index
expenses of any kind.	Total Return, but underperformed relative to U. S. equities.
For the fiscal year ended December 31, 2017, the Morningstar®	Within the Fund’s fixed income portfolio, allocations to the RIF
Insurance Allocation – 70% to 85% Equity Category, a group of	Strategic Bond Fund and RIC Global Opportunistic Credit Fund
funds that Morningstar considers to have investment strategies	were positive in terms of absolute returns, but fell short relative
similar to those of the Fund, gained 16.21%. This result serves	to the strong U. S. equity market return as tracked by the Fund’s
as a peer comparison and is expressed net of operating expenses.	Russell 1000® Index benchmark.
The equity portion of the Fund’s portfolio provided mixed results as
How did the market conditions described in the Market	compared to the Russell 1000® Index, though generally benefited
Summary report affect the Fund’s performance?	from the strong performance of global equity markets over the
The Fund seeks to achieve its objective by investing in Underlying	period. An allocation to the RIC U. S. Defensive Equity Fund was
Funds that provide exposure to a range of diversified investments,	a notable detractor as stock selection within the Underlying Fund
and most major asset classes invested in by the Underlying Funds	drove underperformance, especially through underperforming
produced positive absolute returns during the period.	holdings within the consumer staples and consumer discretionary
Within the Fund’s fixed income portfolio, exposure to high yield	sectors. The RIC U. S. Dynamic Equity Fund faced performance
debt was beneficial as it was among the best-performing segments	challenges as well, due to its underweight to the largest
of the fixed income market over the one-year period. Rising	capitalization stocks. The RIC Global Equity Fund contributed to
interest rates posed a challenge to other fixed income assets, as	excess returns, benefiting from strategic and tactical overweights
well as more interest rate sensitive real assets such as global real	to growth.
estate investment trusts (“REITs”) and global infrastructure.	The alternative assets portion of the Fund’s portfolio also
contributed positively to absolute returns but failed to match the

Growth Strategy Fund 49

Russell Investment Funds
Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

performance of U. S. equity markets. The rising rate environment	since 2015 by underweighting the RIC Global Opportunistic Credit
over the one-year period, that picked up towards end of third	Fund. During third quarter 2017, RIM moved to an underweight
quarter 2017, created headwinds for rate-sensitive asset classes	position in the RIC Global Infrastructure Fund as rising interest
such as listed REITs and listed infrastructure.	rates and higher valuations became more of a concern for the rate-sensitive sector. RIM maintained an underweight to the
Describe any changes to the Fund’s structure or allocation	RIF Global Real Estate Securities Fund over the period due to
to the Underlying Funds.	its rate-sensitive nature. During the fourth quarter of 2017, RIM
RIM has the discretion to vary the Fund’s actual allocation from	moved to further underweight listed infrastructure by trimming
the target strategic asset allocation by up to +/- 5% at the equity,	the Fund’s exposure to the RIC Global Infrastructure Fund due to
fixed income, multi-asset or alternative category level based on	its relatively expensive valuation. RIM also slightly trimmed the
RIM’s capital markets research. In addition to investing in the	underweight to REITs through increasing the Fund’s exposure to
Underlying Funds, RIM may seek to actively manage a Fund’s	the RIF Global Real Estate Securities Fund. RIM’s modifications
overall exposures by investing in derivatives that RIM believes	to the Fund’s asset allocation were additive during the period.
will achieve the desired risk/return profile for the Fund. RIM’s
asset allocation modifications, implemented through both tactical	The views expressed in this report reflect those of the
changes to Underlying Fund allocations and derivatives-based	portfolio managers only through the end of the period
exposures, benefited the Fund’s performance relative to the	covered by the report. These views do not necessarily
Fund’s target strategic asset allocation.	represent the views of RIM, or any other person in RIM or
RIM tactically adapted the Fund’s asset allocation over the period	any other affiliated organization. These views are subject to
as market opportunities and risks evolved. RIM continued to	change at any time based upon market conditions or other
operate the Fund as a risk manager rather than risk taker. The Fund	events, and RIM disclaims any responsibility to update the
maintained an underweight position in U. S. equity by trimming its	views contained herein. These views should not be relied
exposure to the RIC U. S. Defensive Equity Fund relative to RIM’s	on as investment advice and, because investment decisions
long-term strategic weights. During the first quarter of 2017, as	for a Russell Investment Funds (“RIF”) Fund are based on
equity markets ran upwards and credit spreads compressed, RIM	numerous factors, should not be relied on as an indication
trimmed high yield exposure to an underweight for the first time	of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The Bloomberg Barclays U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

**** The Russell Developed ex-U.S. Large Cap® Index Net is an index which offers investors access to the large-cap segment of the global equity market, excluding companies assigned to the United States. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time and is net of tax on dividends from foreign holdings.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

50 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,071.60	$1,024.45
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.78	$0.77
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Growth Strategy Fund 51

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.7%
Alternative - 8.6%
RIC Commodity Strategies Fund Class Y		1,192,779		6,835
RIC Global Infrastructure Fund Class Y		542,675		6,214
RIF Global Real Estate Securities Fund		404,958		5,997
				19,046

Domestic Equities - 29.0%
RIC U. S. Defensive Equity Fund Class Y		208,031		10,693
RIC U. S. Dynamic Equity Fund Class Y		856,271		7,843
RIF U. S. Small Cap Equity Fund		1,560,050		25,585
RIF U. S. Strategic Equity Fund		1,070,748		19,841
				63,962

Fixed Income - 18.9%
RIC Global Opportunistic Credit Fund Class Y		1,285,503		12,662
RIC Unconstrained Total Return Fund Class Y		1,841,248		18,247
RIF Strategic Bond Fund		1,054,790		10,938
				41,847

International Equities - 41.2%
RIC Emerging Markets Fund Class Y		808,537		17,109
RIC Global Equity Fund Class Y		3,244,511		35,040
RIF International Developed Markets Fund		2,956,292		38,786
				90,935

Total Investments in Affiliated Funds
(cost $182,825)				215,790

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,675.00 Call (80)	USD	21,400	(ÿ)	626
Total Options Purchased
(cost $528)				626

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		18,689	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 98.0%
(identified cost $183,372)				216,435

Other Assets and Liabilities, Net - 2.0%				4,400
Net Assets - 100.0%				220,835

See accompanying notes which are an integral part of the financial statements.

52 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	871	01/18	(12)
CAC40 Euro Index Futures	47	EUR	2,496	01/18	(45)
DAX Index Futures	6	EUR	1,937	03/18	(42)
EURO STOXX 50 Index Futures	44	EUR	1,537	03/18	(45)
FTSE/MIB Index Futures	5	EUR	544	03/18	(28)
IBEX 35 Index Futures	8	EUR	802	01/18	(21)
MSCI EAFE Mini Index Futures	15	USD	1,534	03/18	33
MSCI Emerging Markets Mini Index Futures	6	USD	349	03/18	15
OMXS 30 Index Futures	34	SEK	5,352	01/18	(18)
Russell 1000 E-Mini Index Futures	3	USD	222	03/18	2
United States 2 Year Treasury Note Futures	10	USD	2,141	03/18	(4)
United States 5 Year Treasury Note Futures	34	USD	3,950	03/18	(19)
United States 10 Year Treasury Note Futures	21	USD	2,605	03/18	(16)
United States Long Bond Futures	2	USD	306	03/18	—
Short Positions
Dow U. S. Real Estate Index Futures	97	USD	3,118	03/18	(7)
FTSE 100 Index Futures	27	GBP	2,062	03/18	(76)
Russell 2000 E-Mini Index Futures	54	USD	4,149	03/18	(42)
S&P 500 E-Mini Index Futures	31	USD	4,148	03/18	(37)
S&P/TSX 60 Index Futures	13	CAD	2,489	03/18	(7)
SPI 200 Index Futures	14	AUD	2,107	03/18	(6)
TOPIX Index Futures	20	JPY	363,400	03/18	(69)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(444)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	177	CAD	227	03/22/18	4
Bank of America	AUD	1,893	USD	1,423	03/22/18	(54)
Bank of America	CHF	388	USD	393	03/22/18	(7)
Bank of America	EUR	2,462	USD	2,922	03/22/18	(46)
Bank of America	GBP	977	USD	1,315	03/22/18	(8)
Bank of America	HKD	893	USD	115	03/22/18	—
Bank of America	JPY	54,489	USD	486	03/22/18	1
Bank of America	MXN	760	USD	39	03/22/18	1
Bank of America	SEK	620	USD	74	03/22/18	(2)
Bank of America	SGD	55	USD	41	03/22/18	—
Bank of America	ZAR	133	USD	10	03/22/18	(1)
Commonwealth Bank of Australia	USD	177	CAD	227	03/22/18	4
Commonwealth Bank of Australia	AUD	1,893	USD	1,423	03/22/18	(55)
Commonwealth Bank of Australia	CHF	388	USD	394	03/22/18	(6)
Commonwealth Bank of Australia	EUR	2,462	USD	2,924	03/22/18	(44)
Commonwealth Bank of Australia	GBP	977	USD	1,314	03/22/18	(9)
Commonwealth Bank of Australia	HKD	893	USD	115	03/22/18	—
Commonwealth Bank of Australia	JPY	54,489	USD	487	03/22/18	1
Commonwealth Bank of Australia	MXN	760	USD	39	03/22/18	1
Commonwealth Bank of Australia	SEK	620	USD	74	03/22/18	(2)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 53

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	SGD	55	USD	41	03/22/18	—
Commonwealth Bank of Australia	ZAR	133	USD	10	03/22/18	(1)
State Street	USD	177	CAD	227	03/22/18	4
State Street	USD	1,194	CNY	7,940	03/22/18	19
State Street	USD	45	RUB	2,680	03/22/18	1
State Street	AUD	1,893	USD	1,422	03/22/18	(54)
State Street	CHF	388	USD	394	03/22/18	(6)
State Street	CNY	4,560	USD	683	03/22/18	(14)
State Street	EUR	2,462	USD	2,924	03/22/18	(45)
State Street	GBP	977	USD	1,313	03/22/18	(10)
State Street	HKD	893	USD	114	03/22/18	—
State Street	JPY	54,489	USD	486	03/22/18	1
State Street	KRW	233,270	USD	214	03/22/18	(5)
State Street	MXN	760	USD	39	03/22/18	1
State Street	SEK	620	USD	74	03/22/18	(2)
State Street	SGD	55	USD	41	03/22/18	—
State Street	TWD	28,550	USD	957	03/22/18	(14)
State Street	ZAR	133	USD	10	03/22/18	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(348)

Total Return Swap Contracts
Amounts in thousands

							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 14,000	3 Month LIBOR + 0.700%(5)			03/16/18	—	(18)	(18)
Total Open Total Return Swap Contracts (å)							—	(18)	(18)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	2,231	(1.000%)(2)	12/20/22	93	(74)	19
CDX Investment Grade
Index	Bank of America	Sell	USD	17,700	1.000%(2)	12/20/22	363	61	424
CDX NA High Yield Index	Bank of America	Purchase	USD	6,900	(5.000%)(2)	12/20/22	(520)	(63)	(583)
Total Open Credit Indices Contracts (å)							(64)	(76)	(140)

See accompanying notes which are an integral part of the financial statements.

54 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$215,790	$—	$—	$—	$215,790	97.7
Options Purchased	626	—	—	—	626	0.3
Short-Term Investments	—	—	—	19	19	— *
Total Investments	216,416	—	—	19	216,435	98.0
Other Assets and Liabilities, Net						2.0
						100.0
Other Financial Instruments
Assets
Futures Contracts	50	—	—	—	50	— *
Foreign Currency Exchange Contracts	—	38	—	—	38	— *
Credit Default Swap Contracts	—	443	—	—	443	0.2
'
Liabilities
Futures Contracts	(494)	—	—	—	(494)	(0.2)
Foreign Currency Exchange Contracts	—	(386)	—	—	(386)	(0.2)
Total Return Swap Contracts	—	(18)	—	—	(18)	(—)*
Credit Default Swap Contracts	—	(583)	—	—	(583)	(0.3)
Total Other Financial Instruments**	$(444)	$(506)	$—	$—	$(950)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 55

Russell Investment Funds
Growth Strategy Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$626	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	38	—
Variation margin on futures contracts**	50	—	—	—
Credit default swap contracts, at fair value	—	443	—	—
Total	$676	$443	$38	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$455	$—	$—	$39
Unrealized depreciation on foreign currency exchange contracts	—	—	386	—
Total return swap contracts, at fair value	18	—	—	—
Credit default swap contracts, at fair value	—	583	—	—
Total	$473	$583	$386	$39
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$598	$—	$—	$—
Futures contracts	(1,532)	—	—	77
Options written	240	—	—	—
Total return swap contracts	(1,527)	—	—	—
Credit default swap contracts	—	375	—	—
Foreign currency exchange contracts	—	—	(266)	—
Total	$(2,221)	$375	$(266)	$77

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments****	$407	$—	$—	$—
Futures contracts	(589)	—	—	(39)
Options written	(122)	—	—	—
Total return swap contracts	114	—	—	—
Credit default swap contracts	—	(316)	—	—
Foreign currency exchange contracts	—	—	(599)	—
Total	$(190)	$(316)	$(599)	$(39)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

56 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$626	$ — $	626
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	38	—	38
Futures Contracts	Variation margin on futures contracts	76	—	76
Credit Default Swap Contracts	Credit default swap contracts, at fair value	443	—	443
Total Financial and Derivative Assets		1,183	—	1,183
Financial and Derivative Assets not subject to a netting agreement		(1,145)	—	(1,145)
Total Financial and Derivative Assets subject to a netting agreement		$38	$ — $	38

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$6	$6	$—	$—
Commonwealth Bank of Australia	6	6	—	—
State Street	26	26	—	—
Total	$38	$38	$—	$—

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 57

Russell Investment Funds
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$85	$ — $	85
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	386	—	386
Total Return Swap Contracts	Total return swap contracts, at fair value	18	—	18
Credit Default Swap Contracts	Credit default swap contracts, at fair value	583	—	583
Total Financial and Derivative Liabilities		1,072	—	1,072
Financial and Derivative Liabilities not subject to a netting agreement		(668)	—	(668)
Total Financial and Derivative Liabilities subject to a netting agreement		$404	$ — $	404

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$118	$6	$—	$112
Commonwealth Bank of Australia	117	6	—	111
Goldman Sachs	18	—	—	18
State Street	151	26	—	125
Total	$404	$38	$—	$366

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

58 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$183,372
Investments, at fair value(>)	216,435
Cash	2,150
Cash (restricted)(a)(b)(c)	2,831
Unrealized appreciation on foreign currency exchange contracts	38
Receivables:
Investments sold	22
Variation margin on futures contracts	76
Credit default swap contracts, at fair value(+)	443
Total assets	221,995

Liabilities
Payables:
Fund shares redeemed	21
Accrued fees to affiliates	11
Other accrued expenses	56
Variation margin on futures contracts	85
Unrealized depreciation on foreign currency exchange contracts	386
Total return swap contracts, at fair value(8)	18
Credit default swap contracts, at fair value(+)	583
Total liabilities	1,160

Net Assets	$220,835

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 59

Russell Investment Funds
Growth Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$406
Accumulated net realized gain (loss)	2,739
Unrealized appreciation (depreciation) on:
Investments	98
Investments in affiliated funds	32,965
Futures contracts	(444)
Foreign currency exchange contracts	(348)
Total return swap contracts	(18)
Credit default swap contracts	(76)
Shares of beneficial interest	211
Additional paid-in capital	185,302
Net Assets	$220,835

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$10.46
Net assets	$220,834,873
Shares outstanding ($. 01 par value)	21,105,343
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$(64)
(>) Investments in affiliated funds	$215,809
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$1,820
(b) Cash Collateral for Swaps	$680
(c) Cash Collateral for Options	$331
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

60 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$7,453

Expenses
Advisory fees	425
Administrative fees	90
Custodian fees	41
Transfer agent fees	9
Professional fees	50
Trustees’ fees	6
Printing fees	42
Miscellaneous	10
Expenses before reductions	673
Expense reductions	(375)
Net expenses	298
Net investment income (loss)	7,155

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	598
Investments in affiliated funds	2,912
Futures contracts	(1,455)
Options written	240
Foreign currency exchange contracts	(266)
Total return swap contracts	(1,527)
Credit default swap contracts	375
Foreign currency-related transactions	5
Capital gain distributions from affiliated funds	8,623
Net realized gain (loss)	9,505
Net change in unrealized appreciation (depreciation) on:
Investments	407
Investments in affiliated funds	15,326
Futures contracts	(628)
Options written	(122)
Foreign currency exchange contracts	(599)
Total return swap contracts	114
Credit default swap contracts	(316)
Net change in unrealized appreciation (depreciation)	14,182
Net realized and unrealized gain (loss)	23,687
Net Increase (Decrease) in Net Assets from Operations	$30,842

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 61

Russell Investment Funds
Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,155	$4,270
Net realized gain (loss)	9,505	5,873
Net change in unrealized appreciation (depreciation)	14,182	8,563
Net increase (decrease) in net assets from operations	30,842	18,706

Distributions
From net investment income	(6,529)	(5,792)
From net realized gain	(4,634)	(11)
Net decrease in net assets from distributions	(11,163)	(5,803)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,788)	(7,075)
Total Net Increase (Decrease) in Net Assets	14,891	5,828

Net Assets
Beginning of period	205,944	200,116
End of period	$220,835	$205,944
Undistributed (overdistributed) net investment income included in net assets	$406	$(85)

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	755	$7,645	1,288	$11,888
Proceeds from reinvestment of distributions	1,099	11,163	617	5,803
Payments for shares redeemed	(2,354)	(23,596)	(2,694)	(24,766)
Total increase (decrease)	(500)	$(4,788)	(789)	$(7,075)

See accompanying notes which are an integral part of the financial statements.

62 Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	9.53	. 34	1.13	1.47	(. 32)	(. 22)
December 31, 2016	8.94	. 20	. 66	. 86	(. 27)	—(f)
December 31, 2015	10.07	. 17	(. 48)	(. 31)	(. 18)	(. 64)
December 31, 2014	10.23	. 31	. 07	. 38	(. 30)	(. 24)
December 31, 2013	8.97	. 22	1.26	1.48	(. 22)	—

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 54)	10.46	15.65	220,835	. 32	. 14	3.37	29
(. 27)	9.53	9.73	205,944	. 30	. 12	2.14	18
(. 82)	8.94	(3.31)	200,116	. 30	. 11	1.78	23
(. 54)	10.07	3.76	208,321	. 32	. 10	2.97	20
(. 22)	10.23	16.56	189,956	. 32	. 10	2.29	12

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Funds
Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Advisory fees	$1,577
Administration fees	7,940
Transfer agent fees	822
Trustee fees	459
$10,798

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$6,252	$1,248	$728	$(166)	$229	$6,835	$103	$—
RIC Global Infrastructure Fund	5,973	884	1,054	75	336	6,214	377	264
RIF Global Real Estate Securities
Fund	5,972	591	900	105	229	5,997	210	110
RIC U. S. Defensive Equity Fund	10,154	1,169	1,372	240	502	10,693	286	734
RIC U. S. Dynamic Equity Fund	16,453	2,335	10,807	977	(1,115)	7,843	1,219	906
RIF U. S. Small Cap Equity Fund	19,276	6,803	2,269	80	1,695	25,585	546	1,162
RIF U. S. Strategic Equity Fund	23,283	9,137	14,920	1,341	1,000	19,841	1,016	1,450
RIC Global Opportunistic Credit
Fund	16,111	1,030	5,256	(87)	864	12,662	591	—
RIC Unconstrained Total Return
Fund	8,239	10,585	554	(3)	(20)	18,247	357	—
RIF Strategic Bond Fund	19,597	1,012	9,937	(285)	551	10,938	143	—
RIC Emerging Markets Fund	17,881	666	6,769	57	5,274	17,109	215	—
RIC Global Equity Fund	25,207	12,046	4,106	219	1,674	35,040	1,477	2,709

RIF International Fund Developed Markets	26,764	12,338	4,782	359	4,107	38,786	902	1,288
U. S. Cash Management Fund	1,371	13,366	14,718	—	—	19	11	—
	$202,533	$73,210	$78,172	$2,912	$15,326	$215,809	$7,453	$8,623

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$185,996,040
Unrealized Appreciation	$33,496,345
Unrealized Depreciation	(3,509,693)
Net Unrealized Appreciation (Depreciation)	$29,986,652
Undistributed Ordinary Income	$36,485
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$8,297,006
Tax Composition of Distributions
Ordinary Income	$7,231,959
Long-Term Capital Gains	$3,930,654

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2017, the Statement of Assets and Liabilities have been adjusted by the following amounts (in thousands):

See accompanying notes which are an integral part of the financial statements.

66 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Federal Income Taxes, continued

Undistributed net investment income	$(135)
Accumulated net realized gain (loss)	136
Additional paid-in capital	(1)

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $1,445, 500 incurred from November
1, 2017 to December 31, 2017 and treat it as arising in the fiscal year 2018 .

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 67

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis — December 31, 2017 (Unaudited)

Equity Growth Strategy Fund			Russell 1000® Index**
	Total			Total
	Return			Return
1 Year	17.55%		1 Year	21.69%
5 Years	9.20	%§	5 Years	15.71	%§
10 Years	4.16	%§	10 Years	8.59	%§

			Russell Developed ex-U. S. Large Cap® Index Net***
				Total
				Return
			1 Year	24.85%
			5 Years	7.80	%§
			10 Years	2.14	%§

68 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

The Equity Growth Strategy Fund (the “Fund”) is a fund of	22.39%. Emerging markets were one of the top performing
funds that invests principally in other Russell Investment Funds	segments of global equity markets over the period. The Fund’s
(“RIF”) and Russell Investment Company (“RIC”) mutual funds	strategic exposure to emerging markets proved beneficial over
(the “Underlying Funds”) . The Underlying Funds employ a multi-	the period as they rallied, boosted by lower interest rates and
manager approach whereby portions of the Underlying Funds	improving economic growth. By contrast, non-U. S. developed
are allocated to different money manager strategies. Underlying	equities slightly lagged U. S. equities, as defensive and commodity
Fund assets not allocated to money managers are managed by	sectors, especially consumer staples, health care and energy,
Russell Investment Management, LLC (“RIM”), the Fund’s	weighed on non-U. S. equity returns.
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’	How did the investment strategies and techniques employed
assets among money managers at any time. An exemptive order	by the Fund and the Underlying Funds affect the Fund’s
from the Securities and Exchange Commission (“SEC”) permits	performance?
RIM to engage or terminate a money manager in an Underlying	The Fund is a fund of funds and its performance is based on RIM’s
Fund at any time, subject to approval by the Underlying Fund’s	strategic asset allocations, the performance of the Underlying
Board, without a shareholder vote. Pursuant to the terms of the	Funds in which the Fund invests, and tactical changes in the
exemptive order, an Underlying Fund is required to notify its	Fund’s asset allocation throughout the year. In order to seek to
shareholders within 90 days of when a money manager begins	achieve the Fund’s objective during the period, RIM’s strategic
providing services.	asset allocation included investments in global equity, fixed income and alternative Underlying Funds.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.	The Fund’s diverse asset allocation detracted from relative
performance during the period. Non-traditional asset classes
How did the Fund perform relative to its benchmark for the	such as high yield bonds returned 8.02%, as measured by
fiscal year ended December 31, 2017?	the ICE BofAML Global High Yield Index Hedged (USD),
For the fiscal year ended December 31, 2017, the Fund gained	underperforming the Fund’s primary benchmark, the Russell
17.55%. This is compared to the Fund’s primary benchmark,	1000® Index. Non-U. S. developed equities and commodities
the Russell 1000® Index, which gained 21.69% during the same	delivered positive returns as measured by the Russell Developed
period. The Fund’s performance includes operating expenses,	ex-U. S. Large Cap® Index Net and Bloomberg Commodity Index
whereas index returns are unmanaged and do not include	Total Return, but underperformed relative to U. S. equities.
expenses of any kind.	Within the Fund’s fixed income portfolio, an allocation to the
For the fiscal year ended December 31, 2017, the Morningstar®	RIC Global Opportunistic Credit Fund was positive in terms of
Insurance Allocation – 70 to 85% Equity Category, a group of	absolute returns, but fell short relative to the strong U. S. equity
funds that Morningstar considers to have investment strategies	market return as tracked by the Fund’s Russell 1000® Index
similar to those of the Fund, gained 16.21%. This result serves	benchmark.
as a peer comparison and is expressed net of operating expenses.	The equity portion of the Fund’s portfolio provided mixed results as compared to the Russell 1000® Index, though generally benefited
How did the market conditions described in the Market	from the strong performance of global equity markets over the
Summary report affect the Fund’s performance?	period. An allocation to the RIC U. S. Defensive Equity Fund was
The Fund seeks to achieve its objective by investing in Underlying	a notable detractor as stock selection within the Underlying Fund
Funds that provide exposure to a range of diversified investments,	drove underperformance, especially through underperforming
and most major asset classes invested in by the Underlying Funds	holdings within the consumer staples and consumer discretionary
produced positive absolute returns during the period.	sectors. The RIC U. S. Dynamic Equity Fund faced performance
Within the Fund’s fixed income portfolio, exposure to high yield	challenges as well, due to its underweight to the largest
debt was beneficial as it was among the best-performing segments	capitalization stocks. The RIC Global Equity Fund contributed to
of the fixed income market over the one-year period. Rising	excess returns, benefiting from strategic and tactical overweights
interest rates posed a challenge to other fixed income assets, as	to growth.
well as more interest rate sensitive real assets such as global real	The alternative assets portion of the Fund’s portfolio also
estate investment trusts (“REITs”) and global infrastructure.	contributed positively to absolute returns but failed to match the
Within equities, overall global equity markets posted very strong	performance of U. S. equity markets. The rising rate environment
returns, as the Russell Developed Large Cap® Index (Net) gained	over the one-year period, that picked up towards end of third

Equity Growth Strategy Fund 69

Russell Investment Funds
Equity Growth Strategy Fund

Portfolio Management Discussion and Analysis, continued — December 31, 2017
(Unaudited)

quarter 2017, created headwinds for rate-sensitive asset classes	Fund. During third quarter 2017, RIM moved to an underweight
such as listed REITs and listed infrastructure.	position in the RIC Global Infrastructure Fund as rising interest rates and higher valuations became more of a concern for the
Describe any changes to the Fund’s structure or allocation	rate-sensitive sector. RIM maintained an underweight to the
to the Underlying Funds.	RIF Global Real Estate Securities Fund over the period due to
RIM has the discretion to vary the Fund’s actual allocation from	its rate-sensitive nature. During the fourth quarter of 2017, RIM
the target strategic asset allocation by up to +/- 5% at the equity,	moved to further underweight listed infrastructure by trimming
fixed income, multi-asset or alternative category level based on	the Fund’s exposure to the RIC Global Infrastructure Fund due to
RIM’s capital markets research. In addition to investing in the	its relatively expensive valuation. RIM also slightly trimmed the
Underlying Funds, RIM may seek to actively manage a Fund’s	underweight to REITs through increasing the Fund’s exposure to
overall exposures by investing in derivatives that RIM believes	the RIF Global Real Estate Securities Fund. RIM’s modifications
will achieve the desired risk/return profile for the Fund. RIM’s	to the Fund’s asset allocation were additive during the period.
asset allocation modifications, implemented through both tactical
changes to Underlying Fund allocations and derivatives-based	The views expressed in this report reflect those of the
exposures, benefited the Fund’s performance relative to the	portfolio managers only through the end of the period
Fund’s target strategic asset allocation.	covered by the report. These views do not necessarily
RIM tactically adapted the Fund’s asset allocation over the period	represent the views of RIM, or any other person in RIM or
as market opportunities and risks evolved. RIM continued to	any other affiliated organization. These views are subject to
operate the Fund as a risk manager rather than risk taker. The Fund	change at any time based upon market conditions or other
maintained an underweight position in U. S. equity by trimming its	events, and RIM disclaims any responsibility to update the
exposure to the RIC U. S. Defensive Equity Fund relative to RIM’s	views contained herein. These views should not be relied
long-term strategic weights. During the first quarter of 2017, as	on as investment advice and, because investment decisions
equity markets ran upwards and credit spreads compressed, RIM	for a Russell Investment Funds (“RIF”) Fund are based on
trimmed high yield exposure to an underweight for the first time	numerous factors, should not be relied on as an indication
since 2015 by underweighting the RIC Global Opportunistic Credit	of investment decisions of any RIF Fund.

* Assumes initial investment on January 1, 2008.

** The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.

*** The Russell Developed ex-U.S. Large Cap® Index Net is an index which offers investors access to the large-cap segment of the global equity market, excluding companies assigned to the United States. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time and is net of tax on dividends from foreign holdings.

§ Annualized.

The performance shown in this section does not reflect any Insurance Company Separate Account or Policy Charges. Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with Securities and Exchange
Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted Accounting Principles (“U.S.
GAAP”).

70 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Shareholder Expense Example — December 31, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”) .	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher. The fees and expenses shown in this
administrative fees and other Fund expenses. The Example is	section do not reflect any Insurance Company Separate Account
intended to help you understand your ongoing costs (in dollars)	Policy Charges.
of investing in the Fund and to compare these costs with the			Hypothetical
ongoing costs of investing in other mutual funds. The Example			Performance (5%
is based on an investment of $1,000 invested at the beginning of		Actual	return before
the period and held for the entire period indicated, which for this		Performance	expenses)
Beginning Account Value
Fund is from July 1, 2017 to December 31, 2017.	July 1, 2017	$1,000.00	$1,000.00
Ending Account Value
Actual Expenses	December 31, 2017	$1,079.50	$1,024.45
The information in the table under the heading “Actual	Expenses Paid During Period*	$0.79	$0.77
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,	* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average
together with the amount you invested, to estimate the expenses	account value over the period, multiplied by 184/365 (to reflect the one-half
that you paid over the period. Simply divide your account value by	year period) . May reflect amounts waived and/or reimbursed. Without any
$1,000 (for example, an $8,600 account value divided by $1,000	waivers and/or reimbursements, expenses would have been higher.
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Equity Growth Strategy Fund 71

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — December 31, 2017

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.3%
Alternative - 6.5%
RIC Commodity Strategies Fund Class Y		297,931		1,707
RIC Global Infrastructure Fund Class Y		142,885		1,636
RIF Global Real Estate Securities Fund		20,242		300
				3,643

Domestic Equities - 32.6%
RIC U. S. Defensive Equity Fund Class Y		77,619		3,990
RIC U. S. Dynamic Equity Fund Class Y		322,709		2,956
RIF U. S. Small Cap Equity Fund		492,488		8,076
RIF U. S. Strategic Equity Fund		172,525		3,197
				18,219

Fixed Income - 9.4%
RIC Global Opportunistic Credit Fund Class Y		281,433		2,772
RIC Unconstrained Total Return Fund Class Y		251,663		2,494
				5,266

International Equities - 48.8%
RIC Emerging Markets Fund Class Y		277,185		5,865
RIC Global Equity Fund Class Y		1,058,593		11,434
RIF International Developed Markets Fund		762,504		10,004
				27,303

Total Investments in Affiliated Funds
(cost $44,448)				54,431

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Goldman Sachs May 2018 2,675.00 Call (23)	USD	6,153	(ÿ)	180
Total Options Purchased
(cost $152)				180

Short-Term Investments - 0.0%
U. S. Cash Management Fund(@)		19,493	(8)	19
Total Short-Term Investments
(cost $19)				19

Total Investments 97.6%
(identified cost $44,619)				54,630

Other Assets and Liabilities, Net - 2.4%				1,316
Net Assets - 100.0%				55,946

See accompanying notes which are an integral part of the financial statements.

72 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Futures Contracts

Amounts in thousands (except contract amounts)
					Value and
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	3	EUR	327	01/18	(5)
CAC40 Euro Index Futures	20	EUR	1,062	01/18	(19)
DAX Index Futures	2	EUR	646	03/18	(14)
Dow U. S. Real Estate Index Futures	16	USD	514	03/18	3
EURO STOXX 50 Index Futures	19	EUR	664	03/18	(19)
FTSE/MIB Index Futures	2	EUR	218	03/18	(11)
IBEX 35 Index Futures	3	EUR	301	01/18	(8)
MSCI EAFE Index Futures	6	USD	614	03/18	13
OMXS30 Index Futures	14	SEK	2,203	01/18	(7)
Russell 1000 E-Mini Index Futures	2	USD	148	03/18	1
Short Positions
FTSE 100 Index Futures	10	GBP	764	03/18	(29)
MSCI Emerging Markets Mini Index Futures	6	USD	349	03/18	(16)
Russell 2000 E-Mini Index Futures	23	USD	1,767	03/18	(18)
S&P 500 E-Mini Index Futures	16	USD	2,142	03/18	(19)
S&P/TSX 60 Index Futures	5	CAD	957	03/18	(3)
SPI 200 Index Futures	6	AUD	903	03/18	(3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(154)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	177	CAD	227	03/22/18	4
Bank of America	USD	8	ZAR	115	03/22/18	1
Bank of America	AUD	63	USD	47	03/22/18	(2)
Bank of America	CHF	223	USD	226	03/22/18	(4)
Bank of America	EUR	1,092	USD	1,296	03/22/18	(20)
Bank of America	GBP	420	USD	565	03/22/18	(3)
Bank of America	HKD	360	USD	46	03/22/18	—
Bank of America	JPY	14,768	USD	132	03/22/18	—
Bank of America	MXN	2,025	USD	105	03/22/18	3
Bank of America	SEK	375	USD	45	03/22/18	(1)
Bank of America	SGD	22	USD	16	03/22/18	—
Commonwealth Bank of Australia	USD	177	CAD	227	03/22/18	4
Commonwealth Bank of Australia	USD	8	ZAR	115	03/22/18	1
Commonwealth Bank of Australia	AUD	63	USD	47	03/22/18	(2)
Commonwealth Bank of Australia	CHF	223	USD	226	03/22/18	(4)
Commonwealth Bank of Australia	EUR	1,092	USD	1,297	03/22/18	(19)
Commonwealth Bank of Australia	GBP	420	USD	564	03/22/18	(4)
Commonwealth Bank of Australia	HKD	360	USD	46	03/22/18	—
Commonwealth Bank of Australia	JPY	14,768	USD	132	03/22/18	—
Commonwealth Bank of Australia	MXN	2,025	USD	105	03/22/18	3
Commonwealth Bank of Australia	SEK	375	USD	45	03/22/18	(1)
Commonwealth Bank of Australia	SGD	22	USD	16	03/22/18	—
State Street	USD	437	CNY	2,910	03/22/18	7

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 73

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	25	RUB	1,490	03/22/18	1
State Street	BRL	980	USD	294	03/22/18	1
State Street	CNY	2,710	USD	406	03/22/18	(8)
State Street	INR	12,940	USD	199	03/22/18	(3)
State Street	KRW	116,630	USD	107	03/22/18	(3)
State Street	TWD	9,520	USD	319	03/22/18	(5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(54)

Total Return Swap Contracts
Amounts in thousands

							Premiums	Unrealized
							Paid	Appreciation
		Notional				Termination	(Received)	(Depreciation)	Fair Value
Underlying Reference Entity	Counterparty	Amount		Terms		Date	$	$	$
Short
S&P 500 Total Return Index	Goldman Sachs	USD 4,000	3 Month LIBOR + 0.700%(5)			03/16/18	—	(5)	(5)
Total Open Total Return Swap Contracts (å)							—	(5)	(5)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
							Premiums	Unrealized
					Fund (Pays)/		Paid/	Appreciation
		Purchase/Sell			Receives	Termination	(Received)	(Depreciation)	Fair Value
Reference Entity	Counterparty	Protection	Notional Amount		Fixed Rate	Date	$	$	$
CDX Emerging Markets
Index	Bank of America	Purchase	USD	500	(1.000%)(2)	12/20/22	21	(17)	4
CDX Investment Grade
Index	Bank of America	Sell	USD	2,000	1.000%(2)	12/20/22	41	7	48
CDX NA High Yield Index	Bank of America	Purchase	USD	1,400	(5.000%)(2)	12/20/22	(105)	(13)	(118)
Total Open Credit Indices Contracts (å)							(43)	(23)	(66)

See accompanying notes which are an integral part of the financial statements.

74 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — December 31, 2017

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$54,431	$—	$—	$—	$54,431	97.3
Options Purchased	180	—	—	—	180	0.3
Short-Term Investments	—	—	—	19	19	— *
Total Investments	54,611	—	—	19	54,630	97.6
Other Assets and Liabilities, Net						2.4
						100.0
Other Financial Instruments
Assets
Futures Contracts	17	—	—	—	17	— *
Foreign Currency Exchange Contracts	—	25	—	—	25	— *
Credit Default Swap Contracts	—	52	—	—	52	0.1
'
Liabilities
Futures Contracts	(171)	—	—	—	(171)	(0.3)
Foreign Currency Exchange Contracts	—	(79)	—	—	(79)	(0.1)
Total Return Swap Contracts	—	(5)	—	—	(5)	(—)*
Credit Default Swap Contracts	—	(118)	—	—	(118)	(0.2)
Total Other Financial Instruments**	$(154)	$(125)	$—	$—	$(279)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended December 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 75

Russell Investment Funds
Equity Growth Strategy Fund

Fair Value of Derivative Instruments — December 31, 2017

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$180	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	25
Variation margin on futures contracts**	17	—	—
Credit default swap contracts, at fair value	—	52	—
Total	$197	$52	$25

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$171	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	79
Total return swap contracts, at fair value	5	—	—
Credit default swap contracts, at fair value	—	118	—
Total	$176	$118	$79
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$166	$—	$—
Futures contracts	(329)	—	—
Options written	62	—	—
Total return swap contracts	(383)	—	—
Credit default swap contracts	—	(33)	—
Foreign currency exchange contracts**	—	—	(91)
Total	$(484)	$(33)	$(91)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$111	$—	$—
Futures contracts	(239)	—	—
Options written	(34)	—	—
Total return swap contracts	(5)	—	—
Credit default swap contracts	—	(23)	—
Foreign currency exchange contracts	—	—	(98)
Total	$(167)	$(23)	$(98)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

76 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$180	$ — $	180
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	25	—	25
Futures Contracts	Variation margin on futures contracts	26	—	26
Credit Default Swap Contracts	Credit default swap contracts, at fair value	52	—	52
Total Financial and Derivative Assets		283	—	283
Financial and Derivative Assets not subject to a netting agreement		(258)	—	(258)
Total Financial and Derivative Assets subject to a netting agreement		$25	$ — $	25

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$8	$8	$—	$ —
Commonwealth Bank of Australia	9	9	—	—
State Street	8	8	—	—
Total	$25	$25	$—	$ —

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 77

Russell Investment Funds
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
December 31, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$36	$ — $	36
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	79	—	79
Total Return Swap Contracts	Total return swap contracts, at fair value	5	—	5
Credit Default Swap Contracts	Credit default swap contracts, at fair value	118	—	118
Total Financial and Derivative Liabilities		238	—	238
Financial and Derivative Liabilities not subject to a netting agreement		(154)	—	(154)
Total Financial and Derivative Liabilities subject to a netting agreement		$84	$ — $	84

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$31	$8	$—	$ 23
Commonwealth Bank of Australia	30	9	—	21
Goldman Sachs	5	—	—	5
State Street	18	8	—	10
Total	$84	$25	$—	$ 59

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

78 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities — December 31, 2017

Amounts in thousands
Assets
Investments, at identified cost	$44,619
Investments, at fair value(>)	54,630
Cash	223
Cash (restricted)(a)(b)(c)	1,262
Unrealized appreciation on foreign currency exchange contracts	25
Receivables:
Fund shares sold	1
From affiliates	6
Variation margin on futures contracts	26
Credit default swap contracts, at fair value(+)	52
Total assets	56,225

Liabilities
Payables:
Investments purchased	1
Accrued fees to affiliates	2
Other accrued expenses	38
Variation margin on futures contracts	36
Unrealized depreciation on foreign currency exchange contracts	79
Total return swap contracts, at fair value(8)	5
Credit default swap contracts, at fair value(+)	118
Total liabilities	279

Net Assets	$55,946

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 79

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — December 31, 2017

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$98
Accumulated net realized gain (loss)	(265)
Unrealized appreciation (depreciation) on:
Investments	28
Investments in affiliated funds	9,983
Futures contracts	(154)
Foreign currency exchange contracts	(54)
Total return swap contracts	(5)
Credit default swap contracts	(23)
Shares of beneficial interest	56
Additional paid-in capital	46,282
Net Assets	$55,946

Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$9.97
Net assets	$55,945,605
Shares outstanding ($. 01 par value)	5,613,000
Amounts in thousands
(+) Credit default swap contracts - premiums paid (received)	$(43)
(>) Investments in affiliated funds	$54,450
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$900
(b) Cash Collateral for Swaps	$264
(c) Cash Collateral for Options	$98
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

80 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended December 31, 2017

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$2,013

Expenses
Advisory fees	104
Administrative fees	22
Custodian fees	31
Transfer agent fees	2
Professional fees	38
Trustees’ fees	1
Printing fees	18
Miscellaneous	8
Expenses before reductions	224
Expense reductions	(151)
Net expenses	73
Net investment income (loss)	1,940

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	166
Investments in affiliated funds	1,590
Futures contracts	(329)
Options written	62
Foreign currency exchange contracts	(91)
Total return swap contracts	(383)
Credit default swap contracts	(33)
Foreign currency-related transactions	1
Capital gain distributions from affiliated funds	2,521
Net realized gain (loss)	3,504
Net change in unrealized appreciation (depreciation) on:
Investments	111
Investments in affiliated funds	3,288
Futures contracts	(239)
Options written	(34)
Foreign currency exchange contracts	(98)
Total return swap contracts	(5)
Credit default swap contracts	(23)
Net change in unrealized appreciation (depreciation)	3,000
Net realized and unrealized gain (loss)	6,504
Net Increase (Decrease) in Net Assets from Operations	$8,444

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 81

Russell Investment Funds
Equity Growth Strategy Fund

Statements of Changes in Net Assets

	For the Periods Ended December 31,
Amounts in thousands	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,940	$929
Net realized gain (loss)	3,504	1,237
Net change in unrealized appreciation (depreciation)	3,000	2,736
Net increase (decrease) in net assets from operations	8,444	4,902
Distributions
From net investment income	(1,736)	(1,396)
From net realized gain	(1,007)	—
Net decrease in net assets from distributions	(2,743)	(1,396)
Share Transactions*
Net increase (decrease) in net assets from share transactions	2,081	(3,393)
Total Net Increase (Decrease) in Net Assets	7,782	113
Net Assets
Beginning of period	48,164	48,051
End of period	$55,946	$48,164
Undistributed (overdistributed) net investment income included in net assets	$98	$(35)

* Share transaction amounts (in thousands) for the periods ended December 31, 2017 and December 31, 2016 were as follows:

	2017		2016
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	790	$7,420	669	$5,721
Proceeds from reinvestment of distributions	283	2,743	162	1,396
Payments for shares redeemed	(861)	(8,082)	(1,233)	(10,510)
Total increase (decrease)	212	$2,081	(402)	$(3,393)

See accompanying notes which are an integral part of the financial statements.

82 Equity Growth Strategy Fund

(This page intentionally left blank)

Russell Investment Funds
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
December 31, 2017	8.92	. 35	1.21	1.56	(. 32)	(. 19)
December 31, 2016	8.28	. 17	. 72	. 89	(. 25)	—
December 31, 2015	9.46	. 16	(. 50)	(. 34)	(. 13)	(. 71)
December 31, 2014	9.60	. 30	. 04	. 34	(. 32)	(. 16)
December 31, 2013	8.21	. 23	1.39	1.62	(. 23)	—

See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(e)	(000)	Gross(c)	Net(c)(d)	Net Assets(b)(d)	Turnover Rate
(. 51)	9.97	17.67	55,946	. 43	. 14	3.72	35
(. 25)	8.92	10.85	48,164	. 40	. 12	1.97	21
(. 84)	8.28	(3.87)	48,051	. 39	. 11	1.73	31
(. 48)	9.46	3.48	52,403	. 40	. 10	3.04	25
(. 23)	9.60	19.81	50,254	. 41	. 10	2.55	17

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 85

Russell Investment Funds
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended December 31, 2017 were as follows:
Administration fees	$2,007
Transfer agent fees	208
Trustee fees	107
$2,322

Transactions (amounts in thousands) during the period ended December 31, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
Beginning of			Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
RIC Commodity Strategies Fund	$1,455	$500	$263	$(51	) $	66	$1,707	$26	$—
RIC Global Infrastructure Fund	1,420	437	319	18		80	1,636	97	70
RIF Global Real Estate Securities
Fund	888	142	767	238		(201)	300	13	5
RIC U. S. Defensive Equity Fund	3,438	881	590	37		224	3,990	106	273
RIC U. S. Dynamic Equity Fund	4,191	1,296	2,395	282		(418)	2,956	458	341
RIF U. S. Small Cap Equity Fund	5,354	3,430	1,248	58		482	8,076	171	365
RIF U. S. Strategic Equity Fund	4,888	1,742	3,900	781		(314)	3,197	179	253
RIC Global Opportunistic Credit
Fund	4,864	786	3,067	(92)		281	2,772	129	—
RIC Unconstrained Total Return
Fund	732	2,023	256	(1)		(4)	2,494	47	—
RIC Emerging Markets Fund	5,775	794	2,484	65		1,715	5,865	74	—
RIC Global Equity Fund	7,700	4,538	1,368	115		449	11,434	481	882

RIF International Fund Developed Markets	6,251	4,019	1,334	140		928	10,004	229	332
U. S. Cash Management Fund	324	3,889	4,194	—		—	19	3	—
	$47,280	$24,477	$22,185	$1,590		$3,288	$54,450	$2,013	$2,521

Federal Income Taxes

At December 31, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$46,425,139
Unrealized Appreciation	$8,686,861
Unrealized Depreciation	(634,764)
Net Unrealized Appreciation (Depreciation)	$8,052,097
Undistributed Ordinary Income	$38,801
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$2,402,261
Tax Composition of Distributions
Ordinary Income	$1,949,480
Long-Term Capital Gains	$793,264

Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. Book-tax differences may be due to foreign currency gains and losses, reclassifications of dividends and differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2017, the Statement of
Assets and Liabilities have been adjusted by the following amounts (in thousands):

See accompanying notes which are an integral part of the financial statements.

86 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Federal Income Taxes, continued

Undistributed net investment income	$(71)
Accumulated net realized gain (loss)	71
Additional paid-in capital	—

As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $384,431 incurred from November 1, 2017 to December 31, 2017, and treat it as arising in the fiscal year 2018.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 87

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments — December 31, 2017

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

88 Notes to Schedule of Investments

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedule of Investments, continued — December 31, 2017

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedule of Investments 89

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Highlights — December 31, 2017

(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d) May reflect amounts waived and reimbursed by Russell Investment Management, LLC ( “RIM”).
(e) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(f) Less than $.01 per share.

90 Notes to Financial Highlights

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements — December 31, 2017

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on four of these
Funds. The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended
(“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust
Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment
Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”), an affiliated entity. Funds and other of the Investment Company’s Funds (together, the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying
Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about May 1, 2017 to equity, fixed income, multi-asset, and alternative asset classes. The equity Underlying Funds in which the Funds may invest include the RIC U.S.
Defensive Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC
Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Unconstrained Total Return, and RIF Strategic
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and
RIF Global Real Estate Securities Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
	Fund	Fund	Fund	Strategy Fund
Alternative **	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Multi-Asset	10%	4%	-%	-%
Fixed Income	53%	38%	22%	7%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Notes to Financial Statements 91

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017 and the financial statements have been modified accordingly, as applicable, and had no impact on the Funds'
net assets or results of operations.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS"). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

92 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

For the period ended December 31, 2017, there was no movement between levels of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

Notes to Financial Statements 93

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017 significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At December 31, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2014 through December 31,
2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

94 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements of
Operations, for the period ended December 31, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended December 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Notes to Financial Statements 95

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$13,798,537	$13,799,206	$14,647,976	$6,081,175
Balanced Strategy Fund	58,336,356	64,149,195	81,241,095	37,651,194
Growth Strategy Fund	45,759,203	44,289,426	59,124,563	24,383,881
Equity Growth Strategy Fund	11,491,778	12,706,799	16,596,406	7,167,461
		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$13,833,191	$13,765,445	$14,631,286	$6,037,115
Balanced Strategy Fund	58,393,681	63,904,265	81,320,354	37,281,544
Growth Strategy Fund	45,820,232	44,081,474	59,149,517	24,115,034
Equity Growth Strategy Fund	11,514,360	12,649,708	16,589,763	7,130,924

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended December 31, 2017, the Funds purchased or sold options primarily for the strategies listed below:

96 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the outstanding notional of options contracts measured by notional in USD.

		Notional of Options Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$9,723,277	$9,393,008	$10,500,000	$16,317,500
Balanced Strategy Fund	49,940,648	37,976,742	43,500,000	65,805,000
Growth Strategy Fund	13,725,105	12,120,139	13,750,000	21,400,000
Equity Growth Strategy Fund	3,317,832	3,534,422	4,000,000	6,152,500

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended December 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.

		Notional of Futures Contracts Outstanding
Funds	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$23,436,061	$25,226,183	$28,883,988	$28,998,395
Balanced Strategy Fund	57,539,789	44,373,491	48,446,094	45,995,345
Growth Strategy Fund	53,861,264	58,906,855	42,266,963	42,629,639
Equity Growth Strategy Fund	12,259,297	13,444,126	11,543,534	12,158,046
Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will

Notes to Financial Statements 97

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017 typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

98 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December
31, 2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended December 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

Notes to Financial Statements 99

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$6,500,000	$6,500,000	$7,900,000	$7,768,000
Balanced Strategy Fund	22,700,061	22,700,000	26,200,000	15,105,000
Growth Strategy Fund	9,900,006	9,900,000	26,900,000	26,831,000
Equity Growth Strategy Fund	—	—	9,500,000	3,900,000

Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended December 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Moderate Strategy Fund	$—	$9,295,423	$10,498,000	$10,699,981
Balanced Strategy Fund	—	37,599,304	42,999,189	43,299,987
Growth Strategy Fund	—	11,998,180	13,500,196	13,999,992
Equity Growth Strategy Fund	—	3,495,755	3,999,699	3,999,998

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements and Master Forward Agreements. The Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the
100 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended December 31, 2017, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Moderate Strategy Fund	$21,813,707	$22,621,696
Balanced Strategy Fund	100,299,694	108,999,592
Growth Strategy Fund	59,843,521	63,454,163
Equity Growth Strategy Fund	20,587,985	17,991,209

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of December 31, 2017, the Funds had invested $47,809 in the U.S. Cash Management Fund.

Notes to Financial Statements 101

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administrative fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2017:

	Advisory	Administrative
Moderate Strategy Fund	$220,446	$46,845
Balanced Strategy Fund	581,926	123,659
Growth Strategy Fund	425,041	90,321
Equity Growth Strategy Fund	104,345	22,173

RIM has agreed to certain waivers of its advisory fees as follows:

For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2018, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

For the period ended December 31, 2017, RIM waived/reimbursed the following expenses:

	Waiver	Reimbursement	Total
Moderate Strategy Fund	$220,446	$25,391	$245,837
Balanced Strategy Fund	510,347	—	510,347
Growth Strategy Fund	375,147	—	375,147
Equity Growth Strategy Fund	104,345	47,122	151,467

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

102 Notes to Financial Statements

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Financial Statements, continued — December 31, 2017

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2017 were as follows:

Amount
Moderate Strategy Fund	$4,850
Balanced Strategy Fund	12,802
Growth Strategy Fund	9,351
Equity Growth Strategy Fund	2,296

Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, is the distributor for the
Investment Company pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.

Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and RIF, which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the
Russell Investments Fund Complex.

For the period ended December 31, 2017, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,394,250.
5. Federal Income Taxes
At December 31, 2017, none of the Funds had capital losses available for carryforwards.
6. Record Ownership
As of December 31, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Moderate Strategy Fund	1	90.1
Balanced Strategy Fund	1	90.4
Growth Strategy Fund	2	97.8
Equity Growth Strategy Fund	2	97.1

7. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.

Notes to Financial Statements 103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund, Growth
Strategy Fund and Equity Growth Strategy Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended
December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.

104 Report of Independent Registered Public Accounting Firm

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Tax Information— December 31, 2017 (Unaudited)

For the tax year ended December 31, 2017, the Funds hereby designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2018 will show the tax status of all distributions paid to your account in calendar year 2017.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Moderate Strategy	7.2%
Balanced Strategy	11.2%
Growth Strategy	15.8%
Equity Growth Strategy	16.7%

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2017:

Moderate Strategy	$1,062,756
Balanced Strategy	$12,048,254
Growth Strategy	$3,930,654
Equity Growth Strategy	$793,264

Tax Information 105

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — December 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
on the Securities and Exchange Commission's website at www.sec.gov; and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).

The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

106 Shareholder Requests for Additional Information

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers — December 31, 2017
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has 9 funds. Each of the trustees is a trustee of RIC and RIF. The first table provides information for the interested trustee. The second table provides information for the independent trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of
PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Spina has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Mr.
Spina is in a position to provide the Board with such parties' perspectives on the management, operations and distribution of the Funds.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INTERESTED TRUSTEE
Mark Spina, #	Trustee since 2017	Appointed until	• President and CEO, RIC and RIF	43	None
Born June 8, 1970	President and Chief	successor is	• Chairman of the Board, President,
1301 Second Avenue,	Executive Officer	duly elected and	Russell Investments Financial
18th Floor, Seattle, WA	since 2017	qualified	Services, LLC (“RIFIS”)
98101		Appointed	• Director, RIM.
		until successor	• From 2015-2016, Head of
		is chosen and	Intermediary Distribution and
		qualified by	President of Pioneer Funds
		Trustees	Distributor
• From 2008-2015 Head of
Intermediary Distribution, Voya
Investment Management

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	43	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell
18th Floor, Seattle, WA		qualified			Exchange
98101					Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 107

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

Kristianne Blake,	Trustee since 2000	Appointed until	• Lead Independent Director,	43	• Lead
Born January 22, 1954	Chairman since 2005	successor is	Avista Corp (electric utilities)		Independent
1301 Second Avenue,		duly elected and	• Until May 2017, Director		Director,
18th Floor, Seattle, WA		qualified	and Chairman of the Audit		Avista Corp
98101		Approved	Committee, Avista Corp (electric		(electric
		annually	utilities)		utilities)
			• Regent, University of Washington		• Until May
			• President, Kristianne Gates		2017,
			Blake, P. S. (accounting services)		Director,
			• Until June 30, 2014, Director,		Avista Corp
			Ecova (total energy and		(electric
			sustainability management)		utilities)
			• Until December 31, 2013, Trustee		• Until June
			and Chairman of the Operations		30, 2014,
			Committee, Principal Investors		Director,
			Funds and Principal Variable		Ecova (total
			Contracts Funds (investment		energy and
			company)		sustainability
management)
• Until
December 31,
2013, Trustee,
Principal
Investors
Funds
(investment
company)
• Until
December 31,
2013, Trustee
Principal
Variable
Contracts
Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.
#	Mr. Spina is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

108 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	43	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected and	Select Sector SPDR Funds		Select Sector
18th Floor, Seattle, WA	since 2017	qualified	(investment company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit Committee,		company)
		duly elected and	Select Sector SPDR Funds		• From August
		qualified	(investment company)		2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until
December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	43	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior		2015, Trustee,
1301 Second Avenue,		duly elected and	Vice President and Chief		Russell
18th Floor, Seattle, WA		qualified	Financial Officer, Waddell &		Exchange
98101			Reed Financial, Inc. (investment		Traded Funds
			company)		Trust

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	43	Until October
Born December 3, 1951		successor is	• January 2011 through March		2015, Trustee,
1301 Second Avenue		duly elected and	2013, President Emerita, Laird		Russell
18th Floor, Seattle, WA		qualified	Norton Wealth Management		Exchange
98101			(investment company)		Traded Funds
Trust

Disclosure of Information about Fund Trustees and Officers 109

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr. ,	Trustee since 2000	Appointed until	• Retired	43	Until October
Born December 21, 1955	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1301 Second Avenue	the Nominating	duly elected and	2011, Vice Chairman of the		Russell
18th Floor, Seattle, WA	and Governance	qualified	Board, Simpson Investment		Exchange
98101	Committee since	Appointed until	Company (paper and forest		Traded Funds
	2007	successor is	products)		Trust
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	43	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr. ,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	43	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

110 Disclosure of Information about Fund Trustees and Officers

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Disclosure of Information about Fund Trustees and Officers, continued — December
31, 2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

OFFICERS
Mark Spina,	President and Chief	Until successor	• President and Chief Executive Officer, RIC and RIF
Born June 8, 1970	Executive Officer	is chosen and	• Chairman of the Board, President, RIFIS.
1301 Second Avenue	since 2017	qualified by	• Chairman of the Board, RIFUS
18th Floor, Seattle, WA		Trustees	• Director, RIM
98101			• From 2015 to 2016, Head of Intermediary Distribution and President
of Pioneer Funds Distributor
• From 2008 to 2015, Head of Intermediary Distribution, Voya
Investment Management

Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16, 1966	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1301 Second Avenue		Trustees	• 2011 to 2016 Chief Compliance Officer, U. S. One , LLC
18th Floor, Seattle, WA
98101

Mark E. Swanson,	Treasurer, Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26, 1963	Accounting Officer	is chosen and	• Treasurer, Chief Accounting Officer and CFO, RIC and RIF
1301 Second Avenue	and Chief Financial	qualified by	• Director and President, RIFUS
18th Floor, Seattle, WA	Officer since 1998	Trustees	• Director RIM, Russell Investments Trust Company (“RITC”) and
98101			RIFIS
• President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
• October 2011 to December 2013, Head of North America Operations
Russell Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U. S. One Inc.

Disclosure of Information about Fund Trustees and Officers 111

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Adviser and Service Providers — December 31, 2017 (Unaudited)

Interested Trustee
Mark Spina	Administrator, Transfer and Dividend Disbursing
Independent Trustees	Agent
Thaddas L. Alston	Russell Investments Fund Services, LLC
Kristianne Blake	1301 Second Avenue
Cheryl Burgermeister	Seattle, WA 98101
Daniel P. Connealy
Katherine W. Krysty	Custodian
Raymond P. Tennison, Jr.	State Street Bank and Trust Company
Jack R. Thompson	1 Heritage Drive
North Quincy, MA 02171

Trustee George Emeritus F. Russell, Jr.	Office of Shareholder Inquiries
1301 Second Avenue
Officers	Seattle, WA 98101
Mark Spina, President and Chief Executive Officer	(800) 787-7354
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer	Legal Counsel
Cheryl Wichers, Chief Compliance Officer	Dechert LLP
Jeffrey T. Hussey, Chief Investment Officer	One International Place, 40th Floor
Mary Beth R. Albaneze, Secretary	100 Oliver Street
Boston, MA 02110

Adviser Russell Investment Management, LLC	Distributor
1301 Second Avenue	Russell Investments Financial Services, LLC
Seattle, WA 98101	1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

112 Adviser and Service Providers

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Item 2. Code of Ethics. [Annual Report Only]

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer
(“Code”).

(b) That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission
(“SEC”) and in other public communications made by each Mutual Fund;

3) compliance with applicable laws and governmental rules and regulations;

4) the prompt internal reporting to an appropriate person or persons identified in the
Code of violations of the Code; and

5) accountability for adherence to the Code.

(c) The Code was restated as of August 2015; the restatement did not involve any material change.

(d) As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.

(e) Not applicable.

(f) The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Cheryl Burgermeister has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2016	$263,210
2017	$275,470

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2016	$93,996	Tax auditing services
2017	$98,646	Tax auditing services

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2016	$79,262	Tax filing services
2017	$83,225	Tax filing services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2016	$0
2017	$0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Funds

Russell Investment Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date: August 25, 2015

I. Statement of Purpose.

This Policy has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell
Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services. The term “Fund” shall collectively refer to each series of RIC and RIF. The term “Investment Adviser” shall refer to the Funds’ advisor, Russell Investment Management,
LLC (“RIM”). This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II. Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Funds’ Board of
Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services such as audit-related, tax and other services (“non-audit services”)
performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent in light of the services it provides to a Fund, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Funds would be deemed impaired if the auditor provides a service whereby it:

· Functions in the role of management of the Funds, the adviser of the Funds or any other affiliate* of the Funds;
· Is in the position of auditing its own work; or
· Serves in an advocacy role for the Funds, the adviser of the Funds or any other affiliate of the Funds.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-
related, tax, or other non-audit services.

* For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-
adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor. The Funds’ Audit and Non-Audit Pre-
Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit
Committee will take into account the ratio between the total amounts paid for audit, audit-
related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III. Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.

IV. Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-
approval to other audit services, which are those services that only the independent auditor reasonably can provide. These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit services not listed in Schedule
A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-
approved by the Audit Committee or its delegate.

V. Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.
“Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including those under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the
Audit and Non-Audit Pre-Approved Services Schedule. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI. Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the
Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.
Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal
Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States. The Audit Committee will consult with the
Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and
Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII. All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.
Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule
D of the Audit and Non-Audit Pre-Approved Services Schedule. Permissible “all other services”
not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

· Bookkeeping or other services relating to the accounting records or financial statements of the Funds

· Financial information system design and implementation

· Appraisal or valuation services, fairness opinions or contribution-in-kind reports

· Actuarial services

· Internal audit outsourcing services

· Management functions

· Human resources services

· Broker-dealer, investment adviser or investment banking services

· Legal services unrelated to the audit

· Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the
Funds, or the Investment Adviser, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII. De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

(a) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

(b) Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

(c) Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX. Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-
approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as
“all other services” for the Funds (including any such services for affiliates subject to pre-
approval by the Audit Committee or its delegate).

X. Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC/RIF
Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit
Committee will be informed not less frequently than quarterly by the Chairperson of the
Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit
Committee will be submitted to the Audit Committee by both the independent auditor and the
Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearing Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the
SEC’s rules governing auditor independence.

The Internal Audit Department of Russell Investments Group, Ltd., the parent company of RIM, and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department of Russell Investments
Group, Ltd. or an officer of RIC or RIF.

XI. Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates, including
Russell Investments Group, Ltd. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF and Russell Investments Group, Ltd. and their subsidiaries and affiliates, consistent with the Public Company Accounting Oversight Board’s Independence
Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X is as follows:

Audit Fees	0%
Audit-Related Fees	0%
Tax Fees	0%

All Other Fees	0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2016	$0
2017	$0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Funds

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Funds

Date: February 15, 2018